                         File Nos. 2-91369, 811-04041


   As filed with the Securities and Exchange Commission on February 27, 2009


                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                        Pre-Effective Amendment No. / /


                     Post-Effective Amendment No. 44 / X /


                                      and

                         REGISTRATION STATEMENT UNDER

                    THE INVESTMENT COMPANY ACT OF 1940 / /


                            Amendment No. 45 / X /


                       (Check appropriate box or boxes)
                                       .

                          GE INVESTMENTS FUNDS, INC.
                              3001 Summer Street
                          Stamford, Connecticut 06905
                                (203) 326-4040
            (Registrant's Exact Name, Address and Telephone Number)
                                       .

                           Jeanne M. La Porta, Esq.
      Senior Vice President, Deputy General Counsel & Assistant Secretary
                       GE Asset Management Incorporated
                              3001 Summer Street
                          Stamford, Connecticut 06905
                    (Name and Address of Agent for Service)

                                   Copy to:
                           David S. Goldstein, Esq.
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                           Washington, DC 20004-2404

It Is Proposed That this Filing Will Become Effective (check appropriate box)

[ ] Immediately upon Filing Pursuant to Paragraph (b) of Rule 485


[ ] on (Date) Pursuant to Paragraph (b) of Rule 485


[      ] 60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485


[ X ] on May 1, 2009 Pursuant to Paragraph (a)(1) of Rule 485


[      ] 75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

[ ] on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      [      ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common stock

GE Investments Funds, Inc.

Prospectus


May 1, 2009


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Equity Funds

U.S. Equity Fund

S&P 500 Index Fund

Premier Growth Equity Fund


Core Value Equity Fund


Mid-Cap Equity Fund

Small-Cap Equity Fund

International Equity Fund

Europe Equity Fund

Emerging Markets Equity Fund

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Income Funds

Income Fund

High Yield Fund

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Asset Allocation Funds

Total Return Fund -- Class 1 and Class 3

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Money Market Funds

Money Market Fund

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Other Funds

Real Estate Securities Fund

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Like all mutual funds, the GE Investments Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]
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Contents

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GE Investments

Funds, Inc.

Prospectus

      Equity Funds                                                    3
      ------------                                                    --
      U.S. Equity Fund...............................................  4
                                                                      --
      S&P 500 Index Fund.............................................  6
                                                                      --
      Premier Growth Equity Fund.....................................  8
                                                                      --
      Core Value Equity Fund......................................... 10
                                                                      --
      Mid-Cap Equity Fund............................................ 12
                                                                      --
      Small-Cap Equity Fund.......................................... 14
                                                                      --
      International Equity Fund...................................... 16
                                                                      --
      Europe Equity Fund............................................. 18
                                                                      --
      Emerging Markets Equity Fund................................... 20
                                                                      --
      Income Funds................................................... 21
                                                                      --
      Income Fund.................................................... 22
                                                                      --
      High Yield Fund................................................ 24
                                                                      --
      Asset Allocation Funds......................................... 25
                                                                      --
      Total Return Fund.............................................. 26
                                                                      --
      Money Market Funds............................................. 29
                                                                      --
      Money Market Fund.............................................. 30
                                                                      --
      Other Funds.................................................... 33
                                                                      --
      Real Estate Securities Fund.................................... 34
                                                                      --
      Fund Expenses.................................................. 36
                                                                      --
      More on Strategies, Risks and Disclosure of Portfolio Holdings. 40
                                                                      --
      Important Definitions.......................................... 40
                                                                      --
      More on Investment Strategies.................................. 45
                                                                      --
      More on Risks.................................................. 50
                                                                      --
      Disclosure of Portfolio Holdings............................... 55
                                                                      --
      About the Investment Adviser................................... 57
                                                                      --
      Investment Adviser and Administrator........................... 57
                                                                      --
      Board of Director's Approval of Investment Advisory Agreements. 58
                                                                      --
      About the Portfolio Managers................................... 59
                                                                      --
      About the Sub-Advisers......................................... 63
                                                                      --
      Prior Performance Information.................................. 68
                                                                      --
      Shares of the Fund............................................. 70
                                                                      --
      Investor Service Plan.......................................... 70
                                                                      --
      Distribution and Service (12b-1) Plan.......................... 70
                                                                      --
      Other Compensation Arrangements................................ 71
                                                                      --
      Distribution of Shares......................................... 72
                                                                      --
      Purchase and Redemption of Shares.............................. 72
                                                                      --
      Disruptive Trading Policy...................................... 73
                                                                      --
      Contract Owner Voting Rights................................... 74
                                                                      --
      Plan Participant Voting Rights................................. 75
                                                                      --
      Dividends, Capital Gains and Other Tax Information............. 76
                                                                      --
      Dividend and Capital Gains Distribution........................ 76
                                                                      --
      Taxes.......................................................... 76
                                                                      --
      Calculating Share Value........................................ 77
                                                                      --
      Financial Highlights........................................... 79
                                                                      --


Additional information regarding the GE Investments Funds, Inc. (each a "Fund" and collectively the "Funds") is contained in the Statement of Additional Information (SAI) dated May 1, 2009), which is incorporated by reference into (legally forms a part of) this Prospectus.


Shares of the Funds are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies.
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                                             GE
                                         Investments
                                         Funds, Inc.
                           Equity Funds  Prospectus
                           ------------  -----------

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An investment in a GE Investments Equity Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Investments Equity Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in a GE Investments Equity Fund?

GE Investments Equity Funds may be appropriate to support your variable contract if you:

[_] have a long-term investment goal

[_] are willing to accept higher short-term risk for potential long-term returns

[_] want to diversify a portfolio composed mostly of other types of investments

GE Investments Equity Funds may not be appropriate to support your variable contract if you want:

[_] to avoid potentially significant changes in the value of your investment

[_] a stable return on your investment

Equity funds generally invest in equity securities. Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.

          For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this
                                                                    Prospectus.
--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

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U.S. Equity Fund

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Investment Objective: Long-term growth of capital.

The Strategy

The U.S. Equity Fund invests at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.

The portfolio managers use a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500(R) Index/SM/ (S&P 500(R) Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

[_] attractive valuations

[_] financial strength

[_] high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 19.89% for the quarter ended
December 31, 1998. The Fund's lowest return for a quarter during those periods was -16.11% for the quarter ended September 30, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500(R) Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


The table does not provide information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


1999 19.61%

2000 -0.59%

2001 -8.47%

2002 -19.26%

2003 23.28%

2004 8.17%

2005 2.51%

2006 16.12%

2007 8.01%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                         1 Year 5 Years 10 Years
                                         ------ ------- --------
               U.S. Equity Fund Class 1.   %       %       %
                                           -       -       -
               S&P 500(R) Index/1/......   %       %       %
                                           -       -       -



Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management Incorporated (GE Asset Management) may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


/1/ The returns of the S&P 500(R) Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

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GE Investments

Funds, Inc.

Prospectus

Equity Funds

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S&P 500(R)

Index

Fund

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Investment Objective: Growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index.

The Strategy

The S&P 500 Index Fund invests at least 80% of its net assets in equity securities of companies contained in the Standard & Poor's 500(R) Index/SM/ (S&P 500(R) Index).* The portfolio manager seeks to replicate the return of the S&P 500(R) Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between its total return and that of the S&P 500(R) Index of at least .95, without taking expenses into account.

The portfolio manager uses a passive management approach to replicate the weightings of all of the securities within the S&P 500(R) Index, and therefore, the Fund generally will hold all the securities in approximately the same capitalization weight as it appears in the S&P 500(R) Index. However, the portfolio manager may use statistical selection to determine which securities within the S&P 500(R) Index to purchase or sell for the Fund, which may cause the Fund's weighting in particular industry segments to differ from those of the S&P 500(R) Index.


The Fund also may invest to a lesser extent in foreign securities, debt securities and other securities that are not in the S&P 500(R) Index. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.


The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks


The principal risks of investing in the Fund are stock market risk and the risk that the Fund's return may not correlate exactly with that of the S&P 500(R) Index. To the extent that the portfolio manager invests in foreign securities and debt securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk.


If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.


* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for additional disclaimers and liabilities regarding Standard & Poor's.


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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.24% for the quarter ended
December 31, 1998. The Fund's lowest return for a quarter during those periods was -17.37% for the quarter ended September 30, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500(R) Index. The table presents Fund returns net of Fund expenses and assumes that you redeem your investment in the Fund at the end of each period.

Calendar Year Total Returns

Class 1 Shares


1999 20.61%

2000 -9.43%

2001 -12.27%

2002 -22.37%

2003 28.27%

2004 10.46%

2005 4.51%

2006 15.43%

2007 5.10%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                           1 Year 5 Years 10 Years
                                           ------ ------- --------
             S&P 500 Index Fund - Class 1.   %       %       %
                                             -       -       -
             S&P 500(R) Index/1/..........   %       %       %
                                             -       -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ The returns of the S&P 500(R) Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

Premier Growth Equity Fund

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Investment Objective: Long-term growth of capital and future income rather than current income.

The Strategy

The Premier Growth Equity Fund invests at least 80% of its net assets in equity securities under normal circumstances.

The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. In recent periods, the Fund has tended to emphasize larger companies. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

[_] above-average annual growth rates

[_] financial strength

[_] leadership in their respective industries

[_] high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are diversification risk, stock market risk and style risk (growth investing risk and mid-cap company risk). To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 23.96% for the quarter ended
December 31, 1998. The Fund's lowest return for a quarter during those periods was -17.06% for the quarter ended September 30, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500(R) Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


1999 36.26%

2000 -5.23%

2001 -9.14%

2002 -21.02%

2003 28.91%

2004 7.03%

2005 1.29%

2006 9.07%

2007 5.34%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                          1 Year 5 Years 10 Years
                                          ------ ------- --------
              Premier Growth Equity Fund
              Class 1....................   %       %       %
                                            -       -       -
              S&P 500(R) Index/1/........   %       %       %
                                            -       -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent these reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ The returns of the S&P 500(R) Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index are calculated from the month end nearest the Fund's inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

Core Value Equity Fund

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Investment Objective: Long-term growth of capital and future income.

The Strategy


The Core Value Equity Fund invests at least 80% of its net assets in equity securities under normal circumstances.

The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. The portfolio manager employs a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other value investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. Stock selection is key to the performance of the Fund.


The portfolio manager seeks to identify securities of companies with characteristics such as:

[_] low valuations in relation to their peers and the overall market

[_] the potential for long-term earnings growth

[_] above average dividend yields



[_] strong management

[_] financial strength

[_] attractive upside potential and limited downside risk

[_] a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk). To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 13.84% for the quarter ended June 30, 2003. The Fund's lowest return for a quarter during those periods was -16.57% for the quarter ended September 30, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500(R) Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


2001 -8.75%

2002 -17.57%

2003 24.05%

2004 9.57%

2005 4.06%

2006 17.85%

2007 10.10%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                            Since
                                          1 Year 5 Years Inception/1/
                                          ------ ------- -----------
          Core Value Equity Fund Class 1.   %       %         %
                                            -       -         -
          S&P 500(R) Index/2/............   %       %         %
                                            -       -         -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/  Inception date: Class 1 - April 28, 2000.


/2/ The returns of the S&P 500(R) Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index are calculated from the month end nearest the Class 1 shares' inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

Mid-Cap Equity Fund

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Investment Objective: Long-term growth of capital and future income.

The Strategy

The Mid-Cap Equity Fund invests at least 80% of its net assets in equity securities of mid-cap companies under normal circumstances.


The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization that falls between (a) the lower of the bottom of the Russell MidCap Index* or $1 billion and (b) the greater of the top of the Russell MidCap Index or $13 billion. As of December 31, 2008, the market capitalization of companies in the Russell MidCap Index ranged from $ million to $ billion**. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.


The portfolio manager seeks to identify companies with characteristics such as:

[_] above-average revenue and earnings growth

[_] attractive products or services

[_] financial strength

[_] strong competitive positions within their industries

[_] high quality management focused on generating shareholder value

[_] reasonable valuation

The portfolio manager also seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are:

[_] new management

[_] industry consolidation

[_] change in the company's fundamentals


The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (mid-cap company risk). To the extent that the portfolio manager invests in foreign securities, debt securities or initial public offerings of equity securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk, credit risk and initial public offering risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

* Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by GE Asset Management in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in GE Asset Management's presentation thereof.

** The Russell MidCap Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is reconstituted annually by the Russell Investment Group to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The capitalization range of the Russell MidCap Index, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Russell MidCap Index.

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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 18.07% for the quarter ended
June 30, 2003. The Fund's lowest return for a quarter during those periods was -18.02% for the quarter ended September 30, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Russell MidCap Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


1999 17.26%

2000 8.29%

2001 0.33%

2002 -13.76%

2003 32.94%

2004 16.02%

2005 11.74%

2006 8.40%

2007 12.60%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                             1
                                            Year 5 Years 10 Years
                                            ---- ------- --------
               Mid-Cap Equity Fund Class 1.  %      %       %
                                             -      -       -
               Russell MidCap Index/1/.....  %      %       %
                                             -      -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ The returns of the Russell MidCap Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the Russell MidCap Index are calculated from the month end nearest the Fund's inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

Small-Cap Equity Fund

--------------------------------------------------------------------------------

Investment Objective: Long-term growth of capital.

The Strategy

The Small-Cap Equity Fund invests at least 80% of its net assets in equity securities of small-cap companies under normal circumstances.


The Fund uses a multi-sub-adviser investment strategy that combines both growth and value investment management styles. As a result, this orientation will typically produce a portfolio that favors neither value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000(R) Index (Russell 2000 Index). As of December 31, 2008 the market capitalization of companies in the index ranged from $7.0 million to $3.28 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index or because the index capitalization range changes. Stock selection is key to the performance of the Fund.


The portfolio managers seek to identify securities of companies with characteristics such as:

[_] high quality management

[_] attractive products or services

[_] appropriate capital structure

[_] strong competitive positions in their industries

[_] management focused on generating shareholder value

In addition, the portfolio managers of the sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

Prior to October 1, 2008, the Fund was managed by a single sub-adviser with a core investment management style.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (small-cap company risk, growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities, debt securities, or initial public offerings of equity securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk, credit risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

If you would like additional information regarding the Fund's investment strategies, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

* The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is reconstituted annually by the Russell Investment Group to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The capitalization range of the Russell 2000 Index, however, may change significantly intra-year due to changes in the market capitalizations of securities held in the Russell 2000 Index.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 14.16% for the quarter ended June 30, 2003. The Fund's lowest return for a quarter during those periods was -15.22% for the quarter ended September 30, 2002.


The following table illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


2001 9.97%

2002 -13.86%

2003 24.11%

2004 15.15%

2005 9.53%

2006 13.27%

2007 2.39%

2008

Average Annual Total Returns/1/

(as of December 31, 2008)



                                                            Since
                                          1 Year 5 Years Inception/2/
                                          ------ ------- -----------
           Small-Cap Equity Fund Class 1.   %       %         %
                                            -       -         -
           Russell 2000 Index/3/.........   %       %         %
                                            -       -         -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


/1/ Palisade Capital Management, L.L.C. was the Fund's sole sub-adviser prior to October 1, 2008.

/2/ Inception date: Class 1 - April 28, 2000.

/3/ The returns of the Russell 2000 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the Russell 2000 Index are calculated from the month end nearest the Class 1 shares' inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

International Equity Fund

--------------------------------------------------------------------------------

Investment Objective: Long-term growth of capital.

The Strategy

The International Equity Fund invests at least 80% of its net assets in equity securities under normal circumstances.

The Fund invests primarily in companies in developed and developing countries outside the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

[_] low valuation relative to their long-term cash earnings growth potential

[_] potential for significant improvement in the company's business

[_] financial strength

[_] sufficient liquidity

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, style risk (growth investing risk and mid-cap company risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to bond market risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.44% for the quarter ended
December 31, 1999. The Fund's lowest return for a quarter during those periods was -24.28% for the quarter ended September 30, 2002.


The following table illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International/SM/ Europe Australasia and Far East (MSCI(R) EAFE(R)) Index (MSCI EAFE Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


1999 30.33%

2000 -12.72%

2001 -20.86%

2002 -23.83%

2003 37.91%

2004 15.85%

2005 18.19%

2006 24.69%

2007 22.98%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                              1 Year 5 Years 10 Years
                                              ------ ------- --------
           International Equity Fund Class 1.   %       %       %
                                                -       -       -
           MSCI EAFE Index/1/................   %       %       %
                                                -       -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ The returns of the MSCI EAFE Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

Europe Equity Fund

--------------------------------------------------------------------------------

Investment Objective: Long-term growth of capital.

--------------------------------------------------------------------------------

Developed European countries currently include:

Austria

Belgium

Denmark

Finland

France

Germany

Greece

Ireland

Italy

Luxembourg

The Netherlands

Norway

Portugal

Spain

Sweden

Switzerland

United Kingdom

The Strategy

The Europe Equity Fund invests at least 80% of its net assets in equity securities of issuers that are located in developed European countries under normal circumstances. The portfolio manager focuses on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of growth companies with characteristics such as:

[_] low valuation relative to their long-term cash earnings growth potential

[_] potential for significant improvement in the company's business

[_] financial strength

[_] sufficient liquidity

The Fund also may invest to a lesser extent in securities of companies representing European emerging market countries, developed or emerging countries outside of Europe (including the United States) and debt securities. European emerging market countries include the Czech Republic, Poland, Hungary, Turkey, Russia and other former republics of the Soviet Union. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk and style risk (growth investing risk, mid-cap company risk and small-cap company risk). To the extent that the portfolio manager invests in securities of emerging market countries and debt securities, the Fund would be subject to emerging markets risk, bond market risk, interest rate risk and credit risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.

Because the Fund targets a single region, investors should expect the Fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Background

No performance figures are shown because the Fund has no operating history as of the date of this Prospectus, and is not currently being offered to investors.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Equity Funds

--------------------------------------------------------------------------------

Emerging Markets Equity Fund

--------------------------------------------------------------------------------

Investment Objective: Long-term growth of capital.

The Strategy

The Emerging Markets Equity Fund invests at least 80% of its net assets in equity securities of issuers that are located in emerging market countries under normal circumstances.

The portfolio managers focus on companies whose security valuation they believe do not fully reflect the long-term growth potential of the company. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries.

The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues or profits.

An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers seek to identify securities of companies with characteristics such as:

[_] low valuation relative to their long-term cash earnings growth potential

[_] potential for significant improvement in the company's business

[_] financial strength

[_] sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and in debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, emerging markets risk and style risk (mid-cap company risk and small-cap company risk). To the extent that the portfolio managers invest in debt securities, the Fund would be subject to bond market risk, interest rate risk and credit risk. The Fund may also invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance


No performance figures are shown because the Fund has no operating history as of the date of this Prospectus, and is not currently being offered to investors.

--------------------------------------------------------------------------------

                                    Income
                                    Funds
                                    ------

--------------------------------------------------------------------------------

An investment in a GE Investments Income Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Investments Income Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in a GE Investments Income Fund?

The GE Investments Income Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from income bearing securities

[_] seek lower potential volatility than equity funds over the long term

[_] want to diversify a portfolio composed mostly of equity investments

The GE Investments Income Fund may not be appropriate to support your variable contract if you want:

[_] potential for high capital appreciation

Income funds generally invest in debt securities. Holders of debt securities typically have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Income Funds

--------------------------------------------------------------------------------

Income Fund

--------------------------------------------------------------------------------

Investment Objective: Maximum income consistent with prudent investment management and the preservation of capital.

The Strategy

The Income Fund invests at least 80% of its net assets in debt securities under normal circumstances.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.


The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as "junk bonds") and foreign debt securities. The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are bond market risk, interest rate risk, credit risk, prepayment risk and mortgage-backed securities risk. To the extent that the portfolio managers invest in asset-backed securities, foreign debt securities, high yield securities and companies that are located in developing countries outside the United States, the Fund would be subject to asset-backed securities risk, foreign exposure risk, high yield securities risk and emerging markets risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the risks associated with this Fund, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 4.40% for the quarter ended
September 30, 2002. The Fund's lowest return for a quarter during those periods was -2.48% for the quarter ended June 30, 2004.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.

The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns

Class 1 Shares


1999 -1.43%

2000 10.74%

2001 7.43%

2002 9.89%

2003 3.60%

2004 3.42%

2005 2.04%

2006 4.37%

2007 4.83%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                    1 Year 5 Years 10 Years
                                                    ------ ------- --------
     Income Fund Class 1...........................   %       %       %
                                                      -       -       -
     Barclays Capital U.S. Aggregate Bond Index/1/.   %       %       %
                                                      -       -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


/1/ The returns of the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Income Funds

--------------------------------------------------------------------------------

High Yield Fund

--------------------------------------------------------------------------------

Investment Objective: Above-average total return over a market cycle of three to five years.


The Strategy


The High Yield Fund invests at least 80% of its net assets in high yield securities (including bonds rated below investment grade, sometimes called "junk bonds"). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield. The Fund may also invest in U.S. Government securities, mortgage-backed securities, bank loans (including loans rated below investment grade), investment grade securities, agency securities (securities that are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency), and short-term fixed income securities, such as certificates of deposit, treasury bills and commercial paper.

The Fund seeks to achieve its objective of total return, which includes both income and growth of capital, primarily by earning a high rate of current income. The Fund may also seek capital growth opportunities when consistent with its objective. The Fund's weighted average maturity will generally be greater than five years, but is subject to no limitation with respect to the maturities of the investments in which it may invest.

The portfolio management team uses analyses of economic and industry trends to determine the portfolio mix of "core" holdings and "opportunistic" holdings. A rigorous process utilizing fundamental, bottoms-up credit research underlies selection of each individual security holding. Individual securities are selected and monitored by an experienced team of fixed income portfolio managers and credit analysts who specialize in high yield corporate bonds. The team relies on the in-depth, fundamental analysis to uncover opportunities in undervalued issues.

The Fund also may invest to a lesser extent in foreign debt securities, including high yield securities of foreign issuers and emerging market securities. The Fund also may use derivative instruments to pursue its portfolio strategy. The portfolio management team may use various investment techniques, such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

--------------------------------------------------------------------------------

The Risks

The principal risk of investing in the Fund is high yield securities risk. The Fund is also subject to bond market risk, interest rate risk, credit risk, prepayment risk, mortgage-backed securities risk, bank loan risk and style risk (high yield investing risk). To the extent that the Fund invests in foreign debt securities, the Fund would be subject to foreign exposure risk and emerging markets risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.

Because the Fund invests primarily in high yield securities that are considered more speculative than other fixed income securities, investment in the Fund may not be suitable for all investors.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. Shareholders may also incur increased taxes on their investment in the Fund. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings - More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance


No performance figures are shown because the Fund has no operating history as of the date of this Prospectus, and is not currently being offered to investors.

--------------------------------------------------------------------------------

                                  Asset
                                  Allocation
                                  Funds
                                  ----------

--------------------------------------------------------------------------------

An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Total Return Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both capital appreciation and current income

[_] want a single diversified investment


The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. It provides an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity, Income and Money Market Funds, the Total Return Fund presents a diversification alternative within one fund. An investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.


For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Asset Allocation

Funds

--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------

Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy


The Total Return Fund invests primarily in a combination of equity securitiesinvestment-grade debt securities and cash. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. and foreign equity and debt securities, and cash based on the relative attractiveness of the asset classes.

The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.


The portfolio managers seek to identify equity securities of companies with characteristics such as:

[_] strong earnings growth

[_] favorable valuation

[_] attractive prices

[_] a presence in successful industries

[_] high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitations with respect to the maturities of the instruments in which it may invest.



The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, style risk (mid-cap company risk, growth investing risk and value investing risk), foreign exposure risk, bond market risk, interest rate risk, credit risk, municipal obligations risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, equity securities of companies that are located in developing countries outside the United States and initial public offerings of equity securities, the Fund would be subject to high yield securities risk, emerging markets risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.


The Fund's cash position typically has less total return potential over time than the Fund's other asset classes but at times may be relatively more attractive.


The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the performance of the Fund's shares. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance with respect to its Class 1 shares varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter with respect to its Class 1 shares was 11.84% for the quarter ended June 30, 2003. The Fund's lowest return for a quarter with respect to its Class 1 shares during those periods was -9.22% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund's Class 1 and Class 3 shares' average annual returns for different calendar periods compare to the return of the S&P 500(R) Index and the return of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


Calendar Year Total Returns

Class 1 Shares


1999 13.25%

2000 4.94%

2001 -2.89%

2002 -9.31%

2003 20.31%

2004 8.19%

2005 3.67%

2006 13.75%

2007 11.68%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                                          Since
                                               1 Year 5 Years 10 Years Inception/2/
                                               ------ ------- -------- -----------
Total Return Fund Class 1/1/..................   %                %        --
                                                 -      --       --        --
Class 3.......................................   %      --       --         %
                                                 -      --       --        --
S&P 500(R) Index/3/...........................   %       %        %         %
                                                 -      --       --        --
Barclays Capital U.S. Aggregate Bond Index/3/.   %       %        %         %
                                                 -      --       --        --


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ The performance returns for periods after May 1, 2006 reflect the impact of the Investor Service Plan fees imposed at the rate of 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares.

/2/  Inception date: Class 3 - May 1, 2006.


/3 /The returns of the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from the month end nearest the Class 3 shares' inception date.


All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

                     [This page intentionally left blank.]

--------------------------------------------------------------------------------

                                    Money
                                    Market
                                    Funds
                                    ------

--------------------------------------------------------------------------------

Who may want to invest in the GE Investments Money Market Fund?

The Money Market Fund may be appropriate to support your variable contract if you:

[_] want an investment derived from modest, but regular income compared with other investments

[_] are investing for a short period of time

[_] want a stable investment

The Money Market Fund may not be appropriate to support your variable contract if you:

[_] want an investment derived from a potentially higher rate of return

[_] want a long-term investment

[_] seek capital appreciation

The Money Market Fund invests in short-term, high quality money market instruments. The Money Market Fund seeks to provide stability of principal and regular income. The income provided by the Money Market Fund varies with interest rate movements.

          For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this
                                                                    Prospectus.
--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Money Market

Funds

--------------------------------------------------------------------------------

Money

Market

Fund

--------------------------------------------------------------------------------

Investment Objective: High level of current income consistent with the preservation of capital and maintenance of liquidity

The Strategy

The Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund's investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the weighted average maturity of the Fund's portfolio to 90 days or less. The Fund may invest more than 5% of its total assets in the domestic banking industry.


All of the Fund's assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets must be rated in the highest rating category (or its unrated equivalent) by a nationally recognized statistical rating organization. Additional information about the money market instruments in which the Fund may invest, including rating categories, is contained in the SAI.

The Risks


The principal risks of investing in the Fund are bond market risk, interest rate risk, credit risk, repurchase agreements risk, asset-backed securities risk and foreign exposure risk. Changes in banking regulations or the economy can have a significant impact on the banking industry and, therefore, the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (U.S. Treasury Money Market Guarantee Program) and only as long as the Fund continues to participate in the Program. For more information about the U.S. Treasury Money Market Guarantee Program and the Fund's participation in the Program, please see "More on Risks - U.S. Treasury Money Market Guarantee Program" later in this Prospectus and "Investment Strategies and Risks and Portfolio Holdings
- U.S. Treasury Money Market Guarantee Program" in the SAI.

If you would like additional information regarding the investment strategies and risks associated with this Fund, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 1.60% for the quarter ended
December 31, 2000. The Fund's lowest return for a quarter during those periods was 0.16% for the quarter ended March 30, 2004. The Fund's seven day current yield was 2.66% and the seven day effective yield was 2.70% as of December 31, 2008. "Effective yield" reflects the compounding effect of earnings on reinvested dividends.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the 90 Day Treasury Bill Rate (90 Day T-Bill). The table presents Fund returns net of Fund expenses. It assumes that you redeemed your investment in the Fund at the end of each period.

Calendar Year Total Returns


1999 5.00%

2000 6.24%

2001 3.99%

2002 1.48%

2003 0.78%

2004 0.95%

2005 2.79%

2006 4.65%

2007 4.92%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                           1 Year 5 Years 10 Years
                                           ------ ------- --------
              Money Market Fund - Class 1.   %       %       %
                                             -       -       -
              90 Day T-Bill/1/............   %       %       %
                                             -       -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. As with all mutual funds, past performance is not an indication of future performance.

/1/ The returns of the 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

                     [This page intentionally left blank.]

--------------------------------------------------------------------------------

                                     Other
                                     Funds
                                     -----

--------------------------------------------------------------------------------

An investment in the GE Investments Real Estate Securities Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Real Estate Securities Fund?

The Real Estate Securities Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both current income and capital appreciation

[_] have a long-term investment goal

The Real Estate Securities Fund may not be an appropriate investment to support your variable contract if you:

[_] want any degree of market sector diversification in your investment

[_] are unwilling to accept potentially significant losses on your investment during periods (possibly extended periods) when real estate values or the fortunes of the real estate industry are in decline or depressed

The Real Estate Securities Fund is designed for investors who seek to allocate a portion of their variable contract investment to a fund that concentrates in investments in a wide range of equity securities and debt securities of issuers in the real estate industry.

For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Other Funds

--------------------------------------------------------------------------------

Real Estate Securities

Fund

--------------------------------------------------------------------------------

Investment Objective: Maximum total return through current income and capital appreciation.

The Strategy

The Real Estate Securities Fund invests at least 80% of its net assets in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, under normal circumstances. The Fund does not invest directly in real estate.

The portfolio manager considers an issuer to be "principally engaged in" or "principally related to" the real estate industry if at least 50% of its assets (marked-to-market), gross income or net profits are attributable to development, ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs, mortgage REITs, real estate brokers and developers, companies that manage real estate and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund also may invest to a lesser extent in equity securities and debt securities of issuers outside the real estate industry as well as foreign securities. The Fund also may invest in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund is classified as a non-diversified fund as defined by the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund, making it subject to diversification risk. However, notwithstanding the Fund's non-diversified classification, it is anticipated that the Fund will be managed in a diversified manner for substantial periods of time but with the flexibility to invest a greater portion of its assets in fewer issuers if the portfolio manager believes that market conditions warrant the management of the Fund in this manner.

The Fund's 80% investment policy may be changed by the Directors on 60 days' notice to shareholders.

The Risks

The principal risks of investing in the Fund are stock market risk, concentration risk, REIT-specific risk, real estate securities risk and diversification risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk. To the extent that the portfolio manager invests in high yield securities, the Fund would be subject high yield securities risk.

During certain market conditions the Fund may have a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please see "More on Strategies, Risks and Disclosure of Portfolio Holdings - More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 17.14% for the quarter ended
December 31, 2004. The Fund's lowest return for a quarter during those periods was -10.18% for the quarter ended September 30, 1998.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the NAREIT Equity Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.

The table does not provide performance information for Class 4 shares because Class 4 shares are new (inception date May 1, 2008) and therefore do not have annual returns for a full calendar year.


Calendar Year Total Returns/1/

Class 1 Shares


1999 -0.72%

2000 32.54%

2001 11.84%

2002 -1.35$

2003 37.36%

2004 32.29%

2005 11.78%

2006 33.03%

2007 -14.86%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                               1 Year 5 Years 10 Years
                                               ------ ------- --------
          Real Estate Securities Fund Class 1.   %       %       %
                                                 -       -       -
          NAREIT Equity Index/2/..............   %       %       %
                                                 -       -       -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ Urdang Securities Management, Inc. became sub-adviser to the Fund effective April 1, 2006 and the returns for the periods prior to such date reflect the Fund's performance of the previous sub-adviser.

/2/ The returns of the NAREIT Equity Index does not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

                            GE Investments
                            Funds, Inc.       Fund
                            Prospectus      Expenses
                            --------------  --------

--------------------------------------------------------------------------------

For All Funds (Except Total Return Fund)

Shareholder Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares (although your variable contract may impose such charges). The Funds also do not impose a redemption fee or an exchange fee.

Annual fund operating expenses are paid from a Fund's assets and are reflected in the Fund's share price and dividends. The fees and expenses reflected in the tables below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.


Annual Fund
Operating
Expenses                 S&P
(as a                    500  Premier  Core                                             Emerging                 Money
percentage of     U.S.  Index Growth  Value  Mid-Cap Small-Cap International   Europe   Markets          High   Market
average net      Equity Fund  Equity  Equity Equity   Equity      Equity       Equity    Equity  Income Yield   Fund/1,/
assets)           Fund   /2/   Fund    Fund   Fund     Fund    Fund/1/ /,/ /8/ Fund /2/ Fund/9/   Fund  Fund/9/   /2/
-------------    ------ ----- ------- ------ ------- --------- -------------   -------  -------- ------ ------  -------
Management
  Fees/1/
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   All
     Classes....  0.50% 0.35%  0.65%   0.65%  0.65%    0.95%       1.00%        1.15%     1.05%   0.50%  0.60%   0.41%
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
Distribution
  and
  Service
  (12b-1)
  Fees
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     1..........  None  None   None    None   None     None        None         None      None    None   None    None
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     4/3/.......  0.45%  N/A   0.45%   0.45%  0.45%    0.45%       0.45%         N/A      0.45%   0.45%  0.45%    N/A
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
Other
  Expenses/4,5/
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     1..........  0.18% 0.07%  0.11%   0.31%  0.08%    0.12%       0.19%        None      0.45%   0.15%  0.39%   0.04%
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class 4
.................  0.18%  N/A   0.11%   0.31%  0.08%    0.12%       0.19%         N/A      0.45%   0.15%  0.39%    N/A
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
Acquired
  Fund Fees
  and
  Expenses/6/
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   All
     Classes....    --    --     --      --     --     0.01%         --         None      None    0.03%  None     N/A
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
Total
  Annual
  Fund
  Operating
  Expenses
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     1..........  0.73% 0.42%  0.76%   0.96%  0.73%    1.07%       1.19%        1.15%     1.50%   0.68%  0.99%   0.45%
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     4..........  1.18%  N/A   1.21%   1.41%  1.18%    1.52%       1.64%         N/A      1.95%   1.13%  1.44%    N/A
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
Fees
  Reimbursed
  or Waived
  by the
  Adviser/7,
  8, 9/
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   All
     Classes....    --    --     --      --     --       --        0.20%        None      0.16%   0.03%  0.19%    N/A
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
Net Annual
  Fund
  Operating
  Expenses
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     1..........  0.73% 0.42%  0.76%   0.96%  0.73%    1.07%       0.99%        1.15%     1.34%   0.65%  0.80%   0.45%
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----
   Class
     4..........  1.18%  N/A   1.21%   1.41%  1.18%    1.52%       1.44%         N/A      1.79%   1.10%  1.25%    N/A
                  ----  ----   ----    ----   ----     ----        ----         ----      ----    ----   ----    ----


Annual Fund
Operating
Expenses
(as a               Real
percentage of      Estate
average net      Securities
assets)           Fund/1/
-------------    ----------
Management
  Fees/1/
                    ----
   All
     Classes....    0.85%
                    ----
Distribution
  and
  Service
  (12b-1)
  Fees
                    ----
   Class
     1..........    None
                    ----
   Class
     4/3/.......    0.45%
                    ----
Other
  Expenses/4,5/
                    ----
   Class
     1..........    0.11%
                    ----
   Class 4
.................    0.11%
                    ----
Acquired
  Fund Fees
  and
  Expenses/6/
                    ----
   All
     Classes....      --
                    ----
Total
  Annual
  Fund
  Operating
  Expenses
                    ----
   Class
     1..........    0.96%
                    ----
   Class
     4..........    1.41%
                    ----
Fees
  Reimbursed
  or Waived
  by the
  Adviser/7,
  8, 9/
                    ----
   All
     Classes....      --
                    ----
Net Annual
  Fund
  Operating
  Expenses
                    ----
   Class
     1..........    0.96%
                    ----
   Class
     4..........    1.41%
                    ----


/1/ The nature of the services provided to, and the advisory and administration fees paid by each Fund are described under "About the Investment Adviser." With respect to the International Equity Fund, Money Market Fund and Real Estate Securities Fund, the management fee fluctuates based upon the average daily net assets of each of these Funds and may be higher or lower than those shown above.

/2/ S&P 500 Index Fund, Europe Equity Fund and Money Market Fund do not offer Class 4 shares.


/3/ The distribution and service fees may be voluntarily reduced by the Distributor (defined later in this Prospectus) on a temporary basis for the Income Fund and may return to its stated level at any time without prior notice.


--------------------------------------------------------------------------------

/4/The Europe Equity Fund does not show any "Other Expenses" because the Fund is not currently being offered to investors and does not have any operating history to date.

/5/ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees, auditing fees, and transfer agent fees, are allocated to the Fund that incurs such expense pro rata based on net assets across share classes, if any. Other expense allocation methodologies may result in different expense ratios.

/6/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including exchange traded funds
(ETFs), the GEI Investment Fund and the GE Funds -- GE Money Market Fund (the "GE Money Market Fund"), which has served as the cash sweep vehicle for each non-money market Fund since March 17, 2008. The figures above show actual fees and expenses incurred by each Fund in the most recent fiscal year. Amounts less than 0.01% are shown as dashes (--) in the above table but are included in "Other Expenses."

/7/ GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid by a Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any. This amount is less than 0.01% for certain Funds, and is reflected as dashes (--) in the above table.

/8/ GE Asset Management has entered into a contractual arrangement with GE Investments Funds, Inc. (the "Company") to limit the Management Fee charged to the International Equity Fund to 0.80% of the average daily net assets of the Fund (the "Management Fee Waiver Agreement"). Unless terminated or amended, the Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Management Fee Waiver Agreement may be amended or terminated by the mutual written consent of the Company and GE Asset Management.

/9 /GE Asset Management has entered into a contractual arrangement with the Emerging Markets Equity Fund and High Yield Fund to limit "Other Expenses" of each Fund on an annualized basis at or below a specified amount through April 30, 2010, and are given as follows: Emerging Markets Equity Fund -- 0.29% and High Yield Fund -- 0.20%. Expenses borne by GE Asset Management pursuant to the agreement may be reimbursed by these Funds up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause a Fund to exceed its expense limit. This agreement can only be changed with the approval of the GE Investments Funds' Board of Directors and GE Asset Management.

GE Asset Management has voluntarily undertaken to reduce its management fee charged to the Money Market Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for the Fund's Class 1 shares. This voluntary management fee reduction does not reduce other operating expenses and may be modified or discontinued by GE Asset Management at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss. Management fee reduced by GE Asset Management may be recouped by GE Asset Management for up to three years from the date reduced, subject to the Fund remaining within any limit on total expenses.


--------------------------------------------------------------------------------

                            GE Investments
                            Funds, Inc.       Fund
                            Prospectus      Expenses
                            --------------  --------

--------------------------------------------------------------------------------

Fund Expenses For Total Return Fund

Shareholder Fees

No sales charge (load) is imposed on purchases of Class 1 or Class 3 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of such shares (although your variable contract may impose such charges). The Fund also does not impose a redemption fee or an exchange fee.


Annual fund operating expenses are paid from the Fund's assets and are reflected in the Fund's share price and dividends. The figures below show annual fund operating expenses that are expected to be incurred by the Fund during the current fiscal year. The fees and expenses reflected in the tables below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.



          Annual Fund
          Operating
          Expenses
          (as a percentage of                              Class Class
          average net assets)                                1     3
          -------------------                              ----- -----
          Management Fees/1/.............................. 0.50% 0.50%
                                                           ----  ----
          Distribution and Service (12b-1) Fees........... None  0.25%
                                                           ----  ----
          Other Expenses/3,4/............................. 0.24% 0.24%
                                                           ----  ----
          Acquired Fund Fees and Expenses/5/.............. 0.02% 0.02%
                                                           ----  ----
          Total Annual Fund Operating Expenses............ 0.76% 1.01%
                                                           ----  ----
          Fees Reimbursed or Waived by the Adviser/ 2, 6/. 0.03% 0.03%
                                                           ----  ----
          Net Annual Fund Operating Expenses.............. 0.73% 0.98%
                                                           ----  ----



/1/ At a shareholders meeting held on April 9, 2009, the Total Return Fund shareholders approved the new management fee shown above, which became effective on May 1, 2009.

/2/ GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund (the "Total Return Management Fee Waiver Agreement"). Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

/3/ The expense information for Class 1 shares reflects actual expenses incurred during the fiscal year ended December 31, 2008, and includes amounts incurred pursuant to the Class 1 Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares) during that period. The expenses for Class 3 shares reflects actual expenses incurred during the fiscal year ended December 31, 2008, plus amounts expected to be incurred pursuant to the Class 3 shares Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 3 shares), which was adopted by the Total Return Fund on May 1, 2009.

/4/ "Other Expenses" include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred specifically by a Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees, and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

/5/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including ETFs, the GEI Investment Fund and the GE Money Market Fund, which has served as the cash sweep vehicle for the Total Return Fund since March 17, 2008. The figures above show actual fees and expenses incurred by the Total Return Fund in the most recent fiscal year.

/6/ GE Asset Management will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid by the Total Return Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any.


--------------------------------------------------------------------------------

The Impact

of Fund

Expenses

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that each Fund's operating expenses remain the same.

The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, the costs shown below would be higher.

--------------------------------------------------------------------------------

                                        You would
                                         pay the
                                        following
                                       expenses on
                                        a $10,000
                                       investment,
                                        assuming
                              Example  redemption:
                              -------  -----------


                                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
         U.S. Equity Fund
            Class 1....................  $ 71   $224   $  390   $  872
            Class 4....................   117    366      633    1,399
                                         ----   ----   ------   ------
         S&P 500 Index Fund
                                           40    128      223      504
                                         ----   ----   ------   ------
         Premier Growth Equity Fund
            Class 1....................    76    240      418      933
            Class 4....................   122    381      661    1,457
                                         ----   ----   ------   ------
         Core Value Equity Fund
            Class 1....................    90    284      493    1,096
            Class 4....................   136    424      734    1,612
                                         ----   ----   ------   ------
         Mid-Cap Equity Fund
            Class 1....................    74    231      402      898
            Class 4....................   119    372      645    1,424
                                         ----   ----   ------   ------
         Small-Cap Equity Fund
            Class 1....................   110    335      578    1,275
            Class 4....................   156    475      817    1,783
                                         ----   ----   ------   ------
         International Equity Fund*
            Class 1....................    99    353      627    1,408
            Class 4....................   145    493      865    1,910
                                         ----   ----   ------   ------
         Emerging Markets Equity Fund*
            Class 1....................   136    458      803    1,777
            Class 4....................   182    597    1,037    2,262
                                         ----   ----   ------   ------
         Income Fund
            Class 1....................    67    219      385      866
            Class 4....................   113    361      629    1,394
                                         ----   ----   ------   ------
         High Yield Fund*
            Class 1....................    82    296      529    1,196
            Class 4....................   127    437      769    1,708
                                         ----   ----   ------   ------
         Total Return Fund*
            Class 1....................    56    189      335      760
            Class 3....................    66    221      390      880
                                         ----   ----   ------   ------
         Money Market Fund
                                           49    153      267      601
                                         ----   ----   ------   ------
         Real Estate Securities Fund
            Class 1....................    94    294      510    1,133
            Class 4....................   139    434      751    1,648
                                         ----   ----   ------   ------



          * The expenses shown for these Funds reflect GE Asset Management's contractual agreement to either reduce management fees or otherwise limit Fund expenses for the first year of each period noted.


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                     GE Investments   More on Strategies,
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Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds:

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Bank loans are loans generally made to below investment grade companies ("corporate borrower") that are syndicated by a lead bank to other banks and institutional investors. Below investment grade bank loans are typically secured with specific collateral and have a first-lien priority claim on the assets and/or stock of the corporate borrower, but may also include unsecured, second-lien priority claims and other indebtedness of the corporate borrower. The proceeds of the bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends and to finance internal growth and for other corporate purposes. Bank loans typically have rates of interest which are re-determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, such as the London-Interbank Offered Rate (LIBOR), plus a spread.


Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.


Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options

(on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities

--------------------------------------------------------------------------------
like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash

.. The use of futures or other instruments would be subject to other applicable restrictions on the Fund's investments.


Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.


Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.


Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

[_] Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

[_] Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

[_] Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.


Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative with respect to capacity to pay interest and repay principal in accordance with its terms. High yield securities generally entail more credit risk than higher-rated securities.

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Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund's books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.


Investment-grade debt securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.


MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U. S. and Canada and excludes certain market segments unavailable to U.S. based investors.

MSCI(R) Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global equity markets.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.


Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments or indirectly (other than the Money Market Fund) through investments in the GE Funds - GE Money Market Fund (GE Money Market Fund).


Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes.

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They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

NAREIT Equity Index is an unmanaged index of all tax-qualified real estate investment trusts (REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.



Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Real Estate Investment Trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITs are generally classified as Equity REITs or Mortgage REITs or a combination of Equity or Mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common

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stocks that are included in the Russell 3000 Index(R). The Russell 3000 Index(R) comprises the 3,000 largest U.S. domiciled companies.


Russell MidCap Index is a market capitalization weighted index of the smallest 800 companies included in the Russell 1000 Index. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.


Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

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More on Investment Strategies

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in a Fund. This measure indicates a money market fund or an income fund's sensitivity to changes in interest rates. In general, the longer a Fund's weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

In addition to each Fund's principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.


Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain equity market exposure with respect to such holdings of cash.

A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Directors and therefore investments in accordance with the Fund's investment objective and policies would no longer be appropriate.


Each Fund may invest in money market instruments either directly or indirectly (except for the Money Market Fund) through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.


Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective.


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The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.


                                                                                                  Purchasing
                                                                 Restricted            Purchasing    and
                                                                 Securities Structured    and      Writing
                                                       Reverse      and        and      Writing   Securities
                                           Repurchase Repurchase  Illiquid   Indexed   Securities   Index
                              Borrowing    Agreements Agreements Securities Securities  Options    Options
                              ---------    ---------- ---------- ---------- ---------- ---------- ----------
U.S. Equity Fund.............    33/ 1//3%    Yes        Yes        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
S&P 500 Index Fund...........    20%          Yes         No        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Premier Growth Equity Fund...    33/ 1//3%    Yes        Yes        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Core Value Equity Fund.......    33/ 1//3%    Yes        Yes        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Mid-Cap Equity Fund..........    10%          Yes         No        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Small-Cap Equity Fund........    33/ 1//3%    Yes        Yes        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
International Equity Fund....    10%          Yes         No        Yes         No        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Europe Equity Fund...........    33/ 1//3%    Yes        Yes        Yes        Yes        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Emerging Markets Equity Fund.    33/ 1//3%    Yes        Yes        Yes        Yes        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Income Fund..................    33/ 1//3%    Yes        Yes        Yes        Yes        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
High Yield Fund..............    33/ 1//3%    Yes        Yes        Yes        Yes        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Total Return Fund............    33/ 1//3%    Yes        Yes        Yes        Yes        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---
Money Market Fund............    10%          Yes         No        Yes         No         No         No
                                 --           ---        ---        ---        ---        ---        ---
Real Estate Securities Fund..    33/ 1//3%    Yes        Yes        Yes        Yes        Yes        Yes
                                 --           ---        ---        ---        ---        ---        ---


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                         Futures
                        Contracts                                                                    When-
                           and                                             Maximum                   Issued
                         Options                            Maximum       Investment     Maximum      and
                           on       Forward    Options on  Investment      in High      Investment  Delayed
                         Futures    Currency    Foreign     in Debt         Yield       in Foreign  Delivery
                        Contracts Transactions Currencies  Securities     Securities    Securities Securities
                        --------- ------------ ---------- ------------- --------------- ---------- ----------
U.S. Equity Fund.......    Yes        Yes         Yes               20%              5%     15%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
S&P 500 Index Fund.....    Yes         No          No               20%            None     35%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Premier Growth Equity
  Fund.................    Yes         No          No               20%              5%     25%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Core Value Equity
  Fund.................    Yes        Yes         Yes               20%              5%     25%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Mid-Cap Equity Fund....    Yes         No          No               20%             15%     35%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Small-Cap Equity
  Fund.................    Yes        Yes         Yes               20%             10%     10%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
International Equity
  Fund.................    Yes        Yes         Yes               20%              5%    100%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Europe Equity Fund.....    Yes        Yes         Yes               20%             15%    100%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Emerging Markets
  Equity Fund..........                                                  10% in BB or B
                                                                              by S&P or
                                                                                Ba or B
                                                                                     by
                                                                                Moody's
                                                                               or below
                                                                                  or of
                                                                                similar
                           Yes        Yes         Yes               20%         quality    100%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Income Fund............                                                       20% in BB
                                                          100% (maximum            or B
                                                                 of 25% by S&P or Ba or
                                                                 BBB by            B by
                                                                 S&P or         Moody's
                                                                 Baa by        or below
                                                                Moody's           or of
                                                                     or         similar
                           Yes        Yes         Yes       equivalent)         quality     35%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
High Yield Fund........    Yes        Yes         Yes              100%            100%     35%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Total Return...........    Yes        Yes         Yes              100%             30%     70%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Money Market Fund......     No         No          No              100%            None     20%*      Yes
                           ---        ---         ---     ------------- ---------------    ---        ---
Real Estate Securities
  Fund.................    Yes         No          No              100%             35%     20%       Yes
                           ---        ---         ---     ------------- ---------------    ---        ---



* This limitation excludes American Depositary Receipts; securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (SEC) and listed on a U.S. national securities exchange; dollar-denominated securities publicly offered in the U.S. by a foreign issuer.


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                                                                                          Obligations
                                                                                              of                  Securities
                                                                                         Supranational             of Other
                                                                              Rule 144A    Agencies    Depositary Investment
                                           Lending Portfolio Securities       Securities     Debt       Receipts    Funds
                                       -------------------------------------  ---------- ------------- ---------- ----------

U.S. Equity Fund......................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

S&P 500 Index Fund....................                                   Yes      No           No         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Premier Growth Equity Fund............                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Core Value Equity Fund................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Mid-Cap Equity Fund...................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Small-Cap Equity Fund.................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

International Equity Fund.............                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Europe Equity Fund....................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Emerging Markets Equity Fund..........                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Income Fund...........................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

High Yield Fund.......................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Total Return Fund.....................                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---

Money Market Fund.....................                                   Yes      No          Yes          No        Yes
                                       -------------------------------------     ---          ---         ---        ---

Real Estate Securities Fund...........                                   Yes     Yes          Yes         Yes        Yes
                                       -------------------------------------     ---          ---         ---        ---


                                                                                         Floating
                                                                                            and     Participation
                                                                                         Variable   Interests in
                                                                              Municipal    Rate       Municipal
                                           Lending Portfolio Securities        Leases   Instruments  Obligations
                                       -------------------------------------  --------- ----------- -------------

U.S. Equity Fund......................                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

S&P 500 Index Fund....................                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --

Premier Growth Equity Fund............                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

Core Value Equity Fund................                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

Mid-Cap Equity Fund...................                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

Small-Cap Equity Fund.................                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

International Equity Fund.............                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

Europe Equity Fund....................                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --

Emerging Markets Equity Fund..........                                   Yes     No         No*          No
                                       -------------------------------------     --         ---          --

Income Fund...........................                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --

High Yield Fund.......................                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --

Total Return Fund.....................                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --

Money Market Fund.....................                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --

Real Estate Securities Fund...........                                   Yes     No         Yes          No
                                       -------------------------------------     --         ---          --


* Excludes commercial paper and notes with variable and floating rates of interest.

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                                                                                                       Mortgage   Government
                                                                                           Custodial    Related    Stripped
                                                                               Municipal  Receipts on Securities,  Mortgage
                                                                              Obligations  Municipal   including   Related
                                              Zero Coupon Obligation          Components  Obligations    CMOs     Securities
                                       -------------------------------------  ----------- ----------- ----------- ----------

U.S. Equity Fund......................                                   Yes       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

S&P 500 Index Fund....................                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Premier Growth Equity Fund............                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Core Value Equity Fund................                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Mid-Cap Equity Fund...................                                   Yes       No          No         Yes        Yes
                                       -------------------------------------      ---         ---         ---        ---

Small-Cap Equity Fund.................                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

International Equity Fund.............                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Europe Equity Fund....................                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Emerging Markets Equity Fund..........                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Income Fund...........................                                   Yes       No          No         Yes        Yes
                                       -------------------------------------      ---         ---         ---        ---

High Yield Fund.......................                                   Yes       No          No         Yes        Yes
                                       -------------------------------------      ---         ---         ---        ---

Total Return Fund.....................                                   Yes      Yes         Yes         Yes        Yes
                                       -------------------------------------      ---         ---         ---        ---

Money Market Fund.....................                                    No       No          No         Yes         No
                                       -------------------------------------      ---         ---         ---        ---

Real Estate Securities Fund...........                                    No       No          No         Yes        Yes
                                       -------------------------------------      ---         ---         ---        ---

                                                                                 Asset
                                                                                Backed
                                                                              Securities
                                                                                  and
                                                                              Receivable- Mortgage Short Sales
                                                                                Backed     Dollar  Against the
                                              Zero Coupon Obligation          Securities   Rolls       Box
                                       -------------------------------------  ----------- -------- -----------

U.S. Equity Fund......................                                   Yes       No        No        Yes
                                       -------------------------------------      ---       ---        ---

S&P 500 Index Fund....................                                    No       No        No        Yes
                                       -------------------------------------      ---       ---        ---

Premier Growth Equity Fund............                                    No       No        No        Yes
                                       -------------------------------------      ---       ---        ---

Core Value Equity Fund................                                    No       No        No        Yes
                                       -------------------------------------      ---       ---        ---

Mid-Cap Equity Fund...................                                   Yes      Yes       Yes        Yes
                                       -------------------------------------      ---       ---        ---

Small-Cap Equity Fund.................                                    No       No       Yes        Yes
                                       -------------------------------------      ---       ---        ---

International Equity Fund.............                                    No       No        No        Yes
                                       -------------------------------------      ---       ---        ---

Europe Equity Fund....................                                    No       No        No        Yes
                                       -------------------------------------      ---       ---        ---

Emerging Markets Equity Fund..........                                    No       No        No        Yes
                                       -------------------------------------      ---       ---        ---

Income Fund...........................                                   Yes      Yes       Yes        Yes
                                       -------------------------------------      ---       ---        ---

High Yield Fund.......................                                   Yes      Yes       Yes        Yes
                                       -------------------------------------      ---       ---        ---

Total Return Fund.....................                                   Yes      Yes       Yes        Yes
                                       -------------------------------------      ---       ---        ---

Money Market Fund.....................                                    No      Yes        No         No
                                       -------------------------------------      ---       ---        ---

Real Estate Securities Fund...........                                    No      Yes       Yes        Yes
                                       -------------------------------------      ---       ---        ---

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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More on Risks

Like all mutual funds, investing in the GE Investments Funds involves risk factors and special considerations. A GE Investments Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a GE Investments Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Investments Fund will achieve its investment objective. Investing in shares of a GE Investments Fund should not be considered a complete investment program. The share value of the Equity Funds, Income Funds, Total Return Fund and Real Estate Securities Fund will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- may help to manage risk and achieve the results you need to comfortably reach your financial goals.


The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.


The primary risks of particular investments are summarized below. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.

Bank Loan Risk: A Fund may purchase bank loans through participations in commercial loans or assignments of those loans. A Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Bank loans that are below investment grade carry a higher than normal risk that borrowers may default in the timely payment of principal and interest on their loans, which would likely cause the value of the Fund's investment to decrease. Defaulted bank loans that are subject to bankruptcy proceedings may be converted to instruments with equity features. Those equity-type instruments may be subject to stock market risk, including potentially significant changes in value, valuation risk, illiquid investments risk, and a significant loss on the investment.

Participations and assignments also involve special types of risk, including interest rate risk and illiquid investments risk. Changes in short-term market interest rates will directly affect the yield on the bank loans. If such rates fall, the yield on the bank loans will also fall. If interest rate spreads on loans decline in general, the yield on such bank loans will fall and the value of such bank loans may decrease. When short-term market interest rates rise, the impact of rising rates will be delayed to the extent of any lag between changes in such short-term rates and the resetting of the floating rates on bank loans. Because of the limited secondary market for bank loans, the ability to sell these loans in a timely fashion and/or at a favorable price may be

--------------------------------------------------------------------------------
limited. An increase in the demand for loans may adversely affect the rate of interest payable on new bank loans, and it may also increase the price of bank loans purchased in the secondary market. A decrease in the demand for loans may adversely affect the price of bank loans, which would cause the value of the Fund's investment to decrease.


Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.


Derivative Instruments Risk: A Fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund's performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with a Fund's other investments which could impact Fund performance. A Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.


Diversification Risk: A non-diversified fund may invest in securities of a limited number of issuers to achieve a potentially greater investment return than a Fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on such Fund's net asset value causing it to fluctuate more than that of a more widely diversified Fund. The Real Estate Securities Fund is a non-diversified fund and is therefore subject to this risk. In addition, although each Fund other than the Real Estate Securities Fund is a diversified fund, the Premier Growth Equity Fund may be subject to some level of diversification risk.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

--------------------------------------------------------------------------------

required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

[_] Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar- denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

[_] Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund's foreign investments.

[_] Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage -related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, some-times called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid Investments Risk: Illiquid investments may be difficult to resell at approximately the price they are

--------------------------------------------------------------------------------
valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.


Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

Portfolio Turnover Risk: Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. Each Income Fund, Real Estate Securities Fund and Asset Allocation Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, each of these Funds expect to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transactions costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower

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GE Investments

Funds, Inc.

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

--------------------------------------------------------------------------------

rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

REIT-Specific Risk: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. For example, because the Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.


Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.


Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk above.

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Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

[_] Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

[_] Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

[_] Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

[_] High Yield Investing Risk: The High Yield Fund uses value-based criteria to select securities. Such securities may not realize their perceived value for extended periods of time or may never realize their perceived value.

[_] Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under the section "Calculating Share Value." The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.


U.S. Treasury Money Market Guarantee Program Risk: The U.S. Treasury Department (U.S. Treasury) has established the U.S. Treasury Money Market Guarantee Program (Program). This voluntary program was designed to provide stability to the market and is open to most money market funds. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to money market fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as "breaking the buck."

While the Money Market Fund has maintained and expects to continue to maintain its $1.00 share price, there can be no assurance that the Money Market Fund will be able to do so. As a result, the Money Market Fund has determined to participate in the Program. The Program extends through April 30, 2009 and there is no guarantee that the Program will be extended beyond that date. Even if extended, the Money Market Fund may determine not to participate in such an extension. Under the Program, the guarantee applies to the number of shares of a participating fund held by an investor as of the close of business on September 19, 2008, such that if the investor increases or decreases the number of shares held between September 19, 2008 and the date of a qualifying liquidation of the fund, then the guarantee applies to the shares held by the investor as of the liquidation date up to the number the investor held on September 19, 2008. For owners of variable annuity contracts and variable life insurance contracts the contract values of which are indirectly invested in the Money Market Fund, the Fund's participation in the Program likely would result, in the event of the Fund's liquidation under the Program, in such owners being guaranteed that for each dollar of such contract value as of the close of business on September 19, 2008, the owner would have one dollar of contract value immediately following the liquidation. For more information about the impact of the Money Market Fund's participation in the Program on contract values, owners of variable annuity contracts and variable life insurance contracts should consult the prospectus for their contract.For more information about the Program, including other conditions and limitations applicable to the Program, see "Investment Strategies and Risks and Portfolio Holdings - U.S. Treasury Money Market Guarantee Program" in the SAI.

Disclosure of Portfolio Holdings


GE Asset Management has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' SAI.

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                                  About the
                                  Investment
                                  Adviser
                                  ----------

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Investment Adviser and Administrator


GE Asset Management Incorporated (GE Asset Management), located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


For their services, GE Asset Management pays sub-advisers to certain Funds (out of the advisory fee that it receives), Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex), SouthernSun Asset Management, Inc. (SouthernSun), Urdang Securities Management, Inc. (Urdang), and SSgA Funds Management, Inc. (SSgA), an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Fund that each sub-adviser manages. The fees payable to GE Asset Management in connection with the Money Market Fund, International Equity Fund and Real Estate Securities Fund are graduated so that increases in the respective Fund's average annual net assets may result in a lower fee and decreases in a Fund's average annual net assets may increase the fee.

Shareholders of the Small-Cap Equity Fund, Europe Equity Fund, Emerging Markets Equity Fund, High Yield Fund, Total Return Fund and Real Estate Securities Fund have approved a "manager of managers" arrangement that permits GE Asset Management (subject to oversight by the Board of Directors), as each Fund's investment adviser, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The "manager of managers" arrangement is intended to enable the Fund to enhance performance by allowing GE Asset Management to employ sub-advisers best suited to the needs of the Fund without incurring the expense and delays associated with obtaining shareholder approval of sub-advisers and related sub-advisory agreements.

Operation of the Fund under the "manager of managers" arrangement would not:
(1) permit investment advisory fees paid by the Fund to GE Asset Management to be increased without shareholder approval, or (2) diminish GE Asset Management's responsibilities to the Fund, including GE Asset Management's overall responsibility for overseeing the portfolio management services furnished by its sub-advisers.


Employment of the "manager of managers" arrangement is contingent upon either
(1) receipt of an exemptive order (Order) from the SEC permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (1940 Act) which would permit such an arrangement (Rule). Under the "manager of managers" arrangement, shareholders would receive notice of, and information pertaining to, any new sub-advisory agreement and the fees payable thereunder, or any material change to an existing sub-advisory agreement. In particular, shareholders would receive the same information about a new sub-advisory agreement and a new sub-adviser that they would receive in a proxy statement related to their approval of a new sub-advisory agreement in the absence of a "manager of managers" arrangement. In each case, shareholders will receive such notice and information as required by the Order or the Rule, as applicable.

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GE Investments

Funds, Inc.

Prospectus

About the

Investment Adviser


In 2008, GE Asset Management filed an exemptive application and related amendment with the SEC seeking approval of a "manager of managers" arrangement with respect to all Funds, and anticipates the receipt of an Order in 2009.


Board of Director's Approval of Investment Advisory Agreements


The Funds' annual report to shareholders for the fiscal year ended December 31, 2008, contains a discussion regarding the basis for the Funds' Board of Directors' approval of all investment advisory contracts and sub-advisory contracts, with respect to all Funds except the new Emerging Markets Equity Fund and High Yield Fund.

The Board of Directors did not consider the renewal of the investment advisory contracts with respect to the Emerging Markets Equity Fund and the High Yield Fund during 2008 because these Funds are new and are not currently operational.

Pursuant to amanagement fee waiver agreement with the Company, GE Asset Management has entered into a contractual arrangement to limit the management fee charged to the International Equity Fund to 0.80% of the average daily net assets of the International Equity Fund and to the Total Return Fund to 0.48% of the average daily net assets of the Total Return Fund. Unless terminated or cancelled, each of these agreements will continue until April 30, 2010. The fee wavier will terminate automatically if the agreements are terminated. In addition, the Company may terminate either agreement without penalty upon 60 days written notice to GE Asset Management. Either agreement may be amended by the mutual consent of the Company and GE Asset Management.


Investment Management Fee:

Each Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:


            U.S. Equity Fund                                   0.55%
            ----------------                                   -----
            S&P 500 Index Fund................................ 0.35%
                                                               ----
            Premier Growth Equity Fund........................ 0.65%
                                                               ----
            Core Value Equity Fund............................ 0.65%
                                                               ----
            Mid-Cap Equity Fund............................... 0.65%
                                                               ----
            Small-Cap Equity Fund............................. 0.95%
                                                               ----
            International Equity Fund
                                                               ----
               First $100 million of average daily net assets. 1.00%
                                                               ----
               Next $100 million of average daily net assets.. 0.95%
                                                               ----
               Over $200 million of average daily net assets.. 0.90%
                                                               ----
            Europe Equity Fund................................ 1.15%
                                                               ----
            Emerging Markets Equity Fund...................... 1.05%
                                                               ----
            High Yield Fund................................... 0.60%
                                                               ----
            Income Fund....................................... 0.50%
                                                               ----
            Total Return Fund................................. 0.50%
                                                               ----
            Money Market Fund
                                                               ----
               First $100 million of average daily net assets. 0.50%
                                                               ----
               Next $100 million of average daily net assets.. 0.45%
                                                               ----
               Next $100 million of average daily net assets.. 0.40%
                                                               ----
               Next $100 million of average daily net assets.. 0.35%
                                                               ----
               Over $400 million of average daily net assets.. 0.30%
                                                               ----
            Real Estate Securities Fund
                                                               ----

             First $100 million of average daily net assets  0.85%
             ----------------------------------------------  -----
             Next $100 million of average daily net assets.. 0.80%
                                                             ----
             Over $200 million of average daily net assets.. 0.75%
                                                             ----

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About the Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of a Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of a Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund's investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds (except for the Money Market Fund) followed by biographical information for each portfolio manager.

Portfolio Management Teams


The U.S. Equity Fund is managed by a team of portfolio managers that includes George A. Bicher, Stephen V. Gelhaus, Thomas R. Lincoln and Paul C. Reinhardt. Each of the foregoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund's assets that are allocated to, and managed by, a particular manager on the Fund's portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund, which can be changed at any time but generally remain stable for 18 to 24 months, are driven by the objective of keeping the Fund "style neutral" such that it combines growth and value investment management styles and does not tend to favor either style.


The Premier Growth Equity Fund is managed by David B. Carlson.

The Core Value Equity Fund is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus' trade decisions.


The Small-Cap Equity Fund is managed by David Wiederecht, who is vested with oversight authority over the Fund's sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Mr. Wiederecht has full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade Capital Management L.L.C.; Champlain Investment Partners, LLC; GlobeFlex Capital, LP; and SouthernSun Asset Management, Inc. Additional information about each sub-adviser can be found under the section entitled "About the Sub-Adviser - Small-Cap Equity Fund" later in this Prospectus.


The Mid-Cap Equity Fund is managed by Diane M. Wehner.


The International Equity Fund is managed by a team of portfolio managers that includes Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore, Michael J. Solecki and Makoto Sumino. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.


The Europe Equity Fund is managed by Paul Nestro and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Solecki oversees the entire team.
Mr. Layman, in his role as Chief Investment Officer of the International Equity Team, allocates a portion of the Fund to each portfolio manager on an annual basis. The portfolio managers operate as a collaborative team, communicating purchases or sales of securities on behalf of the Fund.

The Emerging Markets Equity Fund is co-managed by Tory Brent Jones and Ping Zhou. Messrs. Jones and Zhou

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each independently manage approximately one-half of the portfolio; however, they operate as a collaborative team and inform each other of trades.


The Income Fund is managed by a team of portfolio managers that includes Paul
M. Colonna, William M. Healey, Mark H. Johnson and Vita Marie Pike. The team is led by Mr. Colonna, who is vested with oversight authority. Each portfolio manager is assigned a class of assets, the size of which are determined by team consensus and adjusted on a monthly basis, if necessary. Although each portfolio manager manages his or her asset class independent of the other team members, the team is highly collaborative and communicative.


The High Yield Fund is managed by Vita Marie Pike.


The Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer, Diane M. Wehner and David Wiederecht. Ms. Studer and Mr. Wiederecht are both vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the Total Return Fund's assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the Total Return Fund's assets allocated by Messrs. Studer and Wiederecht to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers and sub-adviser(s) have full discretion over their particular sub- portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund's objective.


Portfolio Manager Biographies


The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. The portfolio managers may change from time to time. Except in the case of the Money Market Fund, the Statement of Additional Information (SAI) provides the following additional information about each portfolio manager (including those of Palisade, Champlain, GlobeFlex, SouthernSun, SSgA and Urdang): (i) portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of the Fund he/she manages, if any.


George A. Bicher is a Senior Vice President of GE Asset Management. Mr. Bicher is Director of the U.S. Equity Research Team and a portfolio manager for the U.S. Equity Fund. Mr. Bicher has held the position of equity research analyst since joining GE Asset Management in June 2002. Prior to joining GE Asset Management, he served in a number of positions at Deutsche Banc Alex Brown since 1994.


David B. Carlson is Chief Investment Officer - U.S. Equities at GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is the portfolio manager for the Premier Growth Equity Fund and has served in this capacity since the Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989, and an Executive Vice President in 2003.

Paul M. Colonna is a Director and President -- Fixed Income at GE Asset Management. Since January 2005, he has led the team of portfolio managers for the Income Fund and has been responsible for the fixed income portion of the Total Return Fund. Mr. Colonna became President -- Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.


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Stephen V. Gelhaus is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the U.S. Equity Fund and the Core Value Equity Fund since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a research analyst in the U.S. equities group from 1995 through 2001 and became an associate portfolio manager for the Core Value Equity Fund in August 1999.

William M. Healey is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the Income Fund since September 1997. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the fixed income group at MetLife.


Brian Hopkinson is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the International Equity Fund since October 1996. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.


Mark H. Johnson is a Senior Vice President of GE Asset Management and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for the Income Fund since September 2007. Mr. Johnson joined GE in 1998 in its Employers Reinsurance Corporation as a taxable income portfolio manager. Mr. Johnson joined GE Asset Management as a Vice President and portfolio manager in 2002 and became a Senior Vice President and senior portfolio manager of Structured Products in 2007.

Tory Brent Jones is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the Emerging Markets Equity Fund since January 2003. Mr. Jones joined GE Asset Management in June 1989 as manager of the GE Dividend Reinvestment Program. Prior to joining the International Equity team in June 2000, he was a portfolio manager with the fixed Income team specializing in commercial mortgage-backed and asset-backed securities.

Ralph R. Layman is a Director and President -- International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the International Equity Fund and has been responsible for the international equity portion of the Total Return Fund since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992 and President, International Equities in March 2007.


Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the U.S. Equity Fund and Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.


Paul Nestro is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the Europe Equity Fund since January 2005 and the International Equity Fund since February 2007. Mr. Nestro joined GE Asset Management in 1993 as a performance and attribution analyst in U.S. Equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the International Equities group.


Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He

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has served as a portfolio manager of the International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, International Equity.


Vita Marie Pike is a Senior Vice President of GE Asset Management. She has served on the portfolio management team for the Income Fund since June 2004 and High Yield Fund since its inception. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.


Paul C. Reinhardt is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the U.S. Equity Fund since January 2001 and for the Core Value Equity Fund since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987.


Michael J. Solecki is a Senior Vice President and Co-Chief Investment Officer - International Equities at GE Asset Management. He has served as a portfolio manager of the International Equity Fund since September 1997 and portfolio manager of the Europe Equity Fund since the Fund's commencement. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996 and Senior Vice President in 2000.

Judith A. Studer is a Director and President -- U.S. Equities of GE Asset Management. She has led the team of portfolio managers for the Total Return Fund since July 2004 and has co-led the Fund since January 2009. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- U.S. Equities in 1991, Senior Vice President -- International Equities in 1995, President -- Investment Strategies in March 2007 and President -- U.S. Equities in June 2007.


Makoto Sumino is a Senior Vice President of GE Asset Management. He has been a member of the portfolio management team for the International Equity Fund since February 2007. Mr. Sumino joined GE Asset Management in September 1996 as a securities analyst and portfolio manager. He became Deputy Director of the International Equity Research Team in January 2001 and Director in April 2005.


Diane M. Wehner is a Senior Vice President of GE Asset Management and has served as portfolio manager of the Mid-Cap Equity Fund since September 2004 and Total Return Fund since January 2006. Before joining GE Asset Management,
Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is a Director and President - Investment Strategies at GE Asset Management since February 2008. He has been a portfolio manager of the Small-Cap Equity Fund since September 2008 and has co-led a team of portfolio managers for the Total Return Fund since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, and Managing Director--Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

Ping Zhou is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the Emerging Markets Equity Fund since October 2002. He joined GE Asset Management in December 1997 and has served as an international equity analyst since then.


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About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are primarily responsible for the day-to-day management of the investment programs for the following Funds. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. As with GE Asset Management's portfolio managers, the sub-advisers may change the portfolio managers from time to time.


Shareholders of the Small-Cap Equity Fund, Real Estate Securities Fund and Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management, as each Fund's investment manager, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of these Funds without shareholder approval. Employment of the "manager of managers" arrangement is contingent upon either (1) receipt of an exemptive order from the Securities and Exchange Commission ("SEC") permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the 1940 Act which would permit such an arrangement. Under this arrangement, in the event of a change in the sub-adviser(s) to a Fund, variable contract owners invested in that Fund will be sent an information statement providing information about the new sub-adviser(s) within 90 days of such change.


S&P 500 Index Fund

SSgA Funds Management, Inc. (SSgA FM)

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900


SSgA FM is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2008, SSgA FM had approximately $ billion in assets under management. SSgA FM, State Street and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. As of December 31, 2008, SSgA had approximately $ trillion in assets under management.


SSgA FM manages portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA FM Investment Committee. Key professionals involved in the day-to-day portfolio management for the GE Funds portfolios include the following:

Karl Schneider is the lead portfolio manager for the Fund, and is a Vice President of SSgA and a Principal of SSgA FM. Karl joined the firm in 1996 and is a member of the firm's Global Structured Products Team. Karl manages a variety of the firm's domestic and international passive funds. Karl holds a BS degree in Finance and Investments from Babson College and an MS degree in Finance from Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

John F. Tucker, CFA, is a Vice President of SSgA and a Principal of SSgA FM. John joined the firm in 1988 and is the Head of US Equity Markets in the Global Structured Products Team. He is also responsible for all derivative strategies and Exchange Traded Funds. John received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

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Small-Cap Equity Fund


The assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.;
(ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, LP; and
(iv) SouthernSun Asset Management, Inc. GE Asset Management is responsible for allocating the Fund's assets among the sub-advisers in its discretion (Allocated Assets) and for managing the Fund's cash position. The following sets forth below the information for each sub-adviser:


Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024


Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $1.7 billion as of December 31, 2008. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Equity Fund since inception.

Palisade's Allocated Assets are managed by Jack Feiler, Jeffrey Schwartz and Dennison T. ("Dan") Veru, members of Palisade's Investment Policy Committee. Prior to 2005, the Fund was managed by the entire Investment Policy Committee. Mr. Feiler, Mr. Schwartz and Mr. Veru are jointly and primarily responsible for the strategy of their Allocated Assets and the day-to-day management of their Allocated Assets is executed by Mr. Schwartz.

Jack Feiler, President and Chief Investment Officer, has nearly 40 years of investment experience and has served as the Chief Investment Officer at Palisade since the commencement of Palisade's operations in April 1995. He has served as a portfolio manager of the Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.


Jeffrey Schwartz, CFA, Senior Portfolio Manager, joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.


Dennison T. ("Dan") Veru is an Executive Vice President and Co-Chief Investment Officer of Palisade. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset


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Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.


Champlain Investment Partners, LLC (Champlain)

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401


Champlain is a registered investment adviser that was formed in 2004 to focus on managing core small and mid-cap strategies. As of December 31, 2008, Champlain had over $1.8 billion in assets under management. Champlain's Allocated Assets are managed by a team of investment professionals led by Scott
T. Brayman, CFA, who is the co-founder of Champlain.


Scott T. Brayman, CFA, is the Managing Partner and Chief Investment Officer at Champlain and has more than 22 years of investment management experience.
Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

GlobeFlex Capital, LP (GlobeFlex)

4365 Executive Drive, Suite 720

San Diego, California 92121


GlobeFlex is a registered investment adviser that was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2008, GlobeFlex had over $3.7 billion in assets under management, and with over 70 clients. GlobeFlex's Allocated Assets are managed by a team of investment professionals led by Robert J. Anslow, Jr., who is the co-founder of GlobeFlex.

Robert J. Anslow, Jr., is the Managing Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex and has more than 26 year of investment management experience. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nichlolas-Applegate Capital Management (Nicholas-Applegate) from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee's Retirement System (CalPERS) and BayBanks Investment Management of Boston.


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SouthernSun Asset Management, Inc. (SouthernSun)

6000 Poplar Avenue, Suite 220

Memphis, Tennessee 38119


SouthernSun is a registered investment adviser that was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. As of December 31, 2008, SouthernSun had over $1.0 billion in assets under management. SouthernSun's Allocated Assets are managed by a team of investment professionals led by Michael W. Cook, CFA, who is the founder of SouthernSun.

Michael W. Cook, is the Chief Executive Officer and Chief Investment Officer at SouthernSun responsible for all portfolio management activities for the firm, and has more than 20 years of investment management experience. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.


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Real Estate Securities Fund and Total Return Fund


Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462


Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon's. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2008, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.4 billion.

The Real Estate Securities Fund and the portion of the Total Return Fund's assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.

Dean Frankel is the senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang's proprietary research process including the firm's Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American real estate securities portfolio.

Eric Rothman is a portfolio manager at Urdang. In his role as portfolio manager, Mr. Rothman is responsible for assisting Mr. Frankel for the strategy for U.S. REITs, including market research, sector allocations and real estate securities analysis. In addition, Mr. Rothman has primary coverage responsibility for the lodging, self storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience. Prior to joining Urdang, Mr. Rothman was an equity REIT research analyst with Wachovia Securities from February 2001 to August 2006 and a research analyst with AEW Capital Management, L.P. from 1997 to 2001.

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Investor Service Plan


The Company has adopted an Investor Service Plan with respect to each share class of the Total Return Fund. Under these Investor Service Plans, the Company, on behalf of the Total Return Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer shares of the Total Return Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under these Investor Service Plans by the Total Return Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to the share class offered. The Investor Service Plans continue in effect with respect to the Total Return Fund from year to year so long as such continuance is approved annually by the Board of Directors. For more information about these Investor Service Plans, please see the statement of additional information (SAI) for the Funds.


Distribution and Service (12b-1) Plans

Total Return Fund


The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 1 and Class 3 shares of the Total Return Fund. Under the 12b-1 Plan for Class 1 shares, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares.

Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Total Return Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Total Return Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Total Return Fund's Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares of the Total Return Fund as an investment option under such variable contracts. The amount of compensation paid under the Class 3 12b-1 Plan by the Fund's Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such shares. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Total Return Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

For more information about the 12b-1 Plans, please see the statement of additional information (SAI) for the Funds.


Each Fund other than S&P 500 Index Fund, Total Return Fund and Money Market Fund


The Company has also adopted a 12b-1 Plan with respect to Class 4 shares of the following Funds: U.S. Equity Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Income Fund, High Yield Fund and Real Estate Securities Fund. Under the 12b-1 Plan, the Company, on behalf of each of these Funds, may compensate GEID, the distributor of the shares of each applicable Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to each applicable Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 4 shares of the Fund as an investment option under such variable contracts. The amount of compensation paid under the Class 4 12b-1 Plan by each applicable Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such

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shares. The 12b-1 Plan continues in effect from year to year so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the 12b-1 Plan, please see the statement of additional information (SAI) for the Funds.

These distribution and service fees may be voluntarily reduced by GEID on a temporary basis for the Income Fund and may return to their stated levels at any time without prior notice.


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Other Compensation Arrangements


GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Funds or to distributors of variable contracts, for selling or servicing Fund shares. Firms that receive these payments may be affiliated with GE Asset Management. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.


GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software,
(2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment.

These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Funds as investment options under variable contracts.

GE Asset Management does not direct the Funds' portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with any Fund's portfolio transactions, in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Funds rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

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Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers four share classes of the Total Return Fund as investment options for variable contracts -- Class 1, Class 2, Class 3 and Class 4. This prospectus only offers Class 1 and Class 3 shares of the Total Return Fund. Class 2 and Class 4 shares of the Total Return Fund are offered through separate prospectuses. The Company also currently offers two share classes (Class 1 and Class 4) of the following Funds as investment options for variable contracts -- U.S. Equity Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Income Fund, High Yield Fund and Real Estate Securities Fund. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of a Fund's shares.

Shares of the Funds are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each such subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that the Company offers shares of one or more Funds to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company's current participation agreements (which do not differ materially from one another).

--------------------------------------------------------------------------------

Purchase and Redemption of Shares

For each day on which a Fund's net asset value is calculated, the Accounts transmit to the Funds any orders to purchase or redeem shares of the Funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Funds any orders to purchase or redeem shares of the Fund(s) based on the instructions of plan trustees or participants. The Account purchases or redeems shares of each Fund at the Fund's net asset value per share calculated as of the day the Company receives the order, although such purchases and redemptions may be executed the next morning. Money received by the Distributor or Transfer Agent from the Accounts for the purchase of shares of the International

--------------------------------------------------------------------------------

Equity Fund, Emerging Markets Equity Fund or Europe Equity Fund may be invested by the Funds on the day following the execution of such purchases. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company monitors the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in one or more Funds or it may substitute shares of one Fund for another. This might force a Fund to sell its portfolio securities at a disadvantageous price.

The Company and the Distributor may reject any order to purchase shares of any Fund for any reason.

--------------------------------------------------------------------------------

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Funds are not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading").

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund's investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company's variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor's enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Shares of the Fund

--------------------------------------------------------------------------------

Reservation of Rights to Reject Purchase Orders

The Funds reserve the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Funds from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Funds has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

[_] require a Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

[_] require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

[_] increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "time-zone" arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by a Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern
Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity arbitrage," a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

--------------------------------------------------------------------------------

Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of a Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:

(1) as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.

(2) as to matters where the interests of one class of the Fund's shares differ from the interests of the Fund's other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

--------------------------------------------------------------------------------

Plan Participant Voting Rights

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

--------------------------------------------------------------------------------

                                          Dividends,
                                            Capital
                                             Gains
                          GE Investments   and Other
                          Funds, Inc.         Tax
                          Prospectus      Information
                          --------------  -----------

--------------------------------------------------------------------------------

Dividend and Capital Gains Distribution

Each Fund intends to distribute substantially all of its net investment income annually. Each Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by a Fund are reinvested in shares of the same class of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, a Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Funds, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

--------------------------------------------------------------------------------

                                  Calculating
                                  Share Value
                                  -----------

--------------------------------------------------------------------------------

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV per share class for each Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting the liabilities, and then dividing the result by the number of that class' outstanding shares.

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Calculating

Share Value

--------------------------------------------------------------------------------

would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

--------------------------------------------------------------------------------

                                  Financial
                                  Highlights
                                  ----------

--------------------------------------------------------------------------------


The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the fiscal years ended December 31, except for Europe Equity Fund, Emerging Markets Equity Fund and High Yield Fund which have no operating history. The S&P 500 Index Fund and Money Market Fund offer only one class of shares (Class 1). With respect to the Total Return Fund, financial performance for both Class 1 and Class 3 shares are presented. With respect to each Fund, other than the S&P 500 Index Fund, Europe Equity Fund, Emerging Markets Equity Fund, High Yield Fund, Total Return Fund and Money Market Fund, financial performance for both Class 1 and Class 4 are presented.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information, except as noted below, has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.


--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Financial

Highlights

--------------------------------------------------------------------------------

U.S. Equity Fund


                                                                                 Class 1                       Class 4
Years ended December 31......................................      2008    2007      2006     2005       2004    2008
Inception date...............................................        --      --        --       --   01/03/95  5/1/08
Net Asset Value, Beginning of Period.........................           $ 39.02  $  34.06  $ 33.61  $   31.48
Income (Loss) from Investment Operations:
   Net Investment Income.....................................              0.45      0.53     0.39       0.44
   Net Realized and Unrealized Gains (Losses) on Investments.              2.70      4.96     0.46       2.13
Total Income (Loss) From Investment Operations...............              3.15      5.49     0.85       2.57
Less Distributions from:
   Net investment income.....................................              0.44      0.53     0.40       0.44
   Net realized gains........................................              5.32        --       --         --
Total Distributions..........................................              5.76      0.53     0.40       0.44
Net Asset Value, End of Period...............................           $ 36.41  $  39.02  $ 34.06  $   33.61
Total Return (a).............................................              8.01%    16.12%    2.51%      8.17%
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)..................           $77,777  $101,885  $98,883  $ 112,545
Ratios to Average Net Assets:
       Net Investment Income.................................              0.94%     1.43%    1.06%      1.30%
       Expenses..............................................              0.66%     0.63%    0.63%      0.63%
   Portfolio Turnover Rate...................................                55%       45%      40%        30%


--------------------------------------------------------------------------------

S&P 500 Index Fund -- Class 1


Years ended December 31                                          2008      2007      2006      2005       2004
-----------------------                                       --------   --------  --------  --------  ---------  -
Inception date...............................................       --         --        --        --   04/15/85
Net Asset Value, Beginning of Period......................... $  26.52   $  26.06  $  22.94  $  22.30  $   20.51
Income (Loss) from Investment Operations:
   Net Investment Income.....................................     0.21       0.47      0.42      0.36       0.36
   Net Realized and Unrealized Gains (Losses) on Investments.    (3.43)      0.86      3.12      0.65       1.79
Total Income (Loss) From Investment Operations...............    (3.22)      1.33      3.54      1.01       2.15
Less Distributions from:
   Net investment income.....................................       --       0.47      0.42      0.37       0.36
   Net realized gains........................................       --       0.40        --        --         --
Total Distributions..........................................       --       0.87      0.42      0.37       0.36
Net Asset Value, End of Period............................... $  23.30   $  26.52  $  26.06  $  22.94  $   22.30
Total Return (a).............................................   (12.14)%     5.10%    15.43%     4.51%     10.46%
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands).................. $368,220   $447,426  $497,105  $531,015  $ 601,008
Ratios to Average Net Assets:
       Net Investment Income.................................     1.72%      1.62%     1.58%     1.47%      1.62%
       Expenses..............................................     0.40%      0.39%     0.40%     0.40%      0.40%
   Portfolio Turnover Rate...................................        6%         6%        4%        4%         5%


                       See Notes to Financial Highlights

--------------------------------------------------------------------------------

Premier Growth Equity Fund


                                                                       Class 1                         Class 4
                                                   -----------------------------------------------     -------
Years ended December 31........................... 2008      2007      2006      2005       2004         2008
                                                   ----   -------  --------  --------  ---------  --   ------
Inception date....................................   --        --        --        --   12/12/97       5/1/08
                                                   ----   -------  --------  --------  ---------  --   ------
Net Asset Value, Beginning of Period..............        $ 82.17  $  75.65  $  74.95  $   70.46
                                                   ----   -------  --------  --------  ---------  --   ------
Income (Loss) from Investment Operations:
                                                   ----   -------  --------  --------  ---------  --   ------
   Net Investment Income..........................           0.23      0.35      0.24       0.47
                                                   ----   -------  --------  --------  ---------  --   ------
   Net Realized and Unrealized Gains (Losses) on
     Investments..................................           4.19      6.51      0.73       4.48
                                                   ----   -------  --------  --------  ---------  --   ------
Total Income (Loss) From Investment Operations....           4.42      6.86      0.97       4.95
                                                   ----   -------  --------  --------  ---------  --   ------
Less Distributions from:
                                                   ----   -------  --------  --------  ---------  --   ------
   Net investment income..........................           0.23      0.34      0.27       0.46
                                                   ----   -------  --------  --------  ---------  --   ------
   Net realized gains.............................           7.41        --        --         --
                                                   ----   -------  --------  --------  ---------  --   ------
Total Distributions...............................           7.64      0.34      0.27       0.46
                                                   ----   -------  --------  --------  ---------  --   ------
Net Asset Value, End of Period....................        $ 78.95  $  82.17  $  75.65  $   74.95
                                                   ----   -------  --------  --------  ---------  --   ------
Total Return (a)..................................           5.34%     9.07%     1.29%      7.03%
                                                   ----   -------  --------  --------  ---------  --   ------
Ratios/Supplemental Data:
                                                   ----   -------  --------  --------  ---------  --   ------
   Net Assets, End of Period (in thousands).......        $94,720  $110,538  $126,682  $ 137,801
                                                   ----   -------  --------  --------  ---------  --   ------
Ratios to Average Net Assets:
                                                   ----   -------  --------  --------  ---------  --   ------
       Net Investment Income......................           0.24%     0.41%     0.30%      0.62%
                                                   ----   -------  --------  --------  ---------  --   ------
       Expenses...................................           0.72%     0.71%     0.71%      0.71%
                                                   ----   -------  --------  --------  ---------  --   ------
   Portfolio Turnover Rate........................             29%       27%       34%        22%
                                                   ----   -------  --------  --------  ---------  --   ------


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Core Value Equity Fund


                                                                      Class 1                              Class 4
                                                   ----------------------------------------------      ----------------
Year ended December 31............................ 2008      2007     2006     2005         2004                   2008
                                                   ----   -------  -------  -------  -----------  -    ----------------
Inception date....................................   --        --       --       --   04/28/2000       5/011/20085/1/08
                                                   ----   -------  -------  -------  -----------  -    ----------------
Net Asset Value, Beginning of Period..............        $ 10.70  $ 10.01  $  9.77  $      9.02
                                                   ----   -------  -------  -------  -----------  -    ----------------
Income (Loss) from Investment Operations:
                                                   ----   -------  -------  -------  -----------  -    ----------------
   Net Investment Income..........................           0.12     0.17     0.11         0.11
                                                   ----   -------  -------  -------  -----------  -    ----------------
   Net Realized and Unrealized Gains (Losses) on
     Investments..................................           0.97     1.62     0.29         0.75
                                                   ----   -------  -------  -------  -----------  -    ----------------
Total Income (Loss) From Investment Operations....           1.09     1.79     0.40         0.86
                                                   ----   -------  -------  -------  -----------  -    ----------------
Less Distributions from:
                                                   ----   -------  -------  -------  -----------  -    ----------------
   Net investment income..........................           0.12     0.17     0.12         0.11
                                                   ----   -------  -------  -------  -----------  -    ----------------
   Net realized gains.............................           1.51     0.93     0.04           --
                                                   ----   -------  -------  -------  -----------  -    ----------------
Total Distributions...............................           1.63     1.10     0.16         0.11
                                                   ----   -------  -------  -------  -----------  -    ----------------
Net Asset Value, End of Period....................        $ 10.16  $ 10.70  $ 10.01  $      9.77
                                                   ----   -------  -------  -------  -----------  -    ----------------
Total Return (a)..................................          10.10%   17.85%    4.06%        9.57%
                                                   ----   -------  -------  -------  -----------  -    ----------------
Ratios/Supplemental Data:
                                                   ----   -------  -------  -------  -----------  -    ----------------
   Net Assets, End of Period (in thousands).......        $37,765  $39,683  $37,115  $    37,128
                                                   ----   -------  -------  -------  -----------  -    ----------------
Ratios to Average Net Assets:
                                                   ----   -------  -------  -------  -----------  -    ----------------
       Net Investment Income......................           0.96%    1.55%    1.13%        1.26%
                                                   ----   -------  -------  -------  -----------  -    ----------------
       Expenses...................................           0.81%    0.81%    0.80%        0.80%
                                                   ----   -------  -------  -------  -----------  -    ----------------
   Portfolio Turnover Rate........................             45%      42%      36%          53%
                                                   ----   -------  -------  -------  -----------  -    ----------------


                       See Notes to Financial Highlights

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Financial

Highlights

--------------------------------------------------------------------------------

Mid-Cap Equity Fund


                                                                        Class 1                           Class 4
                                                   --------------------------------------------------     -------
Years ended December 31........................... 2008       2007         2006      2005       2004       20088
                                                   ----   --------     --------  --------  ---------  -    -----
Inception date....................................   --         --           --        --   05/01/97
                                                   ----   --------     --------  --------  ---------  -    -----
Net Asset Value, Beginning of Period..............        $  18.19     $  19.22  $  18.33  $   17.48
                                                   ----   --------     --------  --------  ---------  -    -----
Income (Loss) from Investment Operations:
                                                   ----   --------     --------  --------  ---------  -    -----
   Net Investment Income..........................            0.08         0.23      0.05       0.17
                                                   ----   --------     --------  --------  ---------  -    -----
   Net Realized and Unrealized Gains (Losses) on
     Investments..................................            2.23         1.40      2.11       2.63
                                                   ----   --------     --------  --------  ---------  -    -----
Total Income (Loss) From Investment Operations....            2.31         1.63      2.16       2.80
                                                   ----   --------     --------  --------  ---------  -    -----
Less Distributions from:
                                                   ----   --------     --------  --------  ---------  -    -----
   Net investment income..........................            0.07         0.22      0.06       0.14
                                                   ----   --------     --------  --------  ---------  -    -----
   Net realized gains.............................            3.13         2.44      1.21       1.81
                                                   ----   --------     --------  --------  ---------  -    -----
Total Distributions...............................            3.20         2.66      1.27       1.95
                                                   ----   --------     --------  --------  ---------  -    -----
Net Asset Value, End of Period....................        $  17.30     $  18.19  $  19.22  $   18.33
                                                   ----   --------     --------  --------  ---------  -    -----
Total Return (a)..................................           12.60%(c)     8.40%    11.74%     16.02%
                                                   ----   --------     --------  --------  ---------  -    -----
Ratios/Supplemental Data:
                                                   ----   --------     --------  --------  ---------  -    -----
   Net Assets, End of Period (in thousands).......        $191,339     $199,311  $229,097  $ 239,831
                                                   ----   --------     --------  --------  ---------  -    -----
Ratios to Average Net Assets:
                                                   ----   --------     --------  --------  ---------  -    -----
       Net Investment Income......................            0.35%        1.01%     0.24%      0.89%
                                                   ----   --------     --------  --------  ---------  -    -----
       Expenses...................................            0.70%        0.69%     0.70%      0.70%
                                                   ----   --------     --------  --------  ---------  -    -----
   Portfolio Turnover Rate........................              65%          29%       27%        78%
                                                   ----   --------     --------  --------  ---------  -    -----


--------------------------------------------------------------------------------

Small-Cap Equity Fund


                                                                       Class 1                          Class 4
                                                   ------------------------------------------------     -------
Year ended December 31............................ 2008       2007      2006      2005       2004         2008
                                                   ----   --------  --------  --------  ---------  --   ------
Inception date....................................   --         --        --        --   04/28/00       5/1/08
                                                   ----   --------  --------  --------  ---------  --   ------
Net Asset Value, Beginning of Period..............        $  14.39  $  14.44  $  13.62  $   12.74
                                                   ----   --------  --------  --------  ---------  --   ------
Income (Loss) from Investment Operations:
                                                   ----   --------  --------  --------  ---------  --   ------
   Net Investment Income..........................            0.06      0.05      0.02       0.08
                                                   ----   --------  --------  --------  ---------  --   ------
   Net Realized and Unrealized Gains (Losses) on
     Investments..................................            0.31      1.87      1.28       1.85
                                                   ----   --------  --------  --------  ---------  --   ------
Total Income (Loss) From Investment Operations....            0.37      1.92      1.30       1.93
                                                   ----   --------  --------  --------  ---------  --   ------
Less Distributions from:
                                                   ----   --------  --------  --------  ---------  --   ------
   Net investment income..........................            0.06      0.04      0.03       0.07
                                                   ----   --------  --------  --------  ---------  --   ------
   Net realized gains.............................            2.53      1.93      0.45       0.98
                                                   ----   --------  --------  --------  ---------  --   ------
Total Distributions...............................            2.59      1.97      0.48       1.05
                                                   ----   --------  --------  --------  ---------  --   ------
Net Asset Value, End of Period....................        $  12.17  $  14.39  $  14.44  $   13.62
                                                   ----   --------  --------  --------  ---------  --   ------
Total Return (a)..................................            2.39%    13.27%     9.53%     15.15%
                                                   ----   --------  --------  --------  ---------  --   ------
Ratios/Supplemental Data:
                                                   ----   --------  --------  --------  ---------  --   ------
   Net Assets, End of Period (in thousands).......        $104,010  $127,381  $128,142  $ 117,158
                                                   ----   --------  --------  --------  ---------  --   ------
Ratios to Average Net Assets:
                                                   ----   --------  --------  --------  ---------  --   ------
       Net Investment Income......................            0.31%     0.31%     0.11%      0.67%
                                                   ----   --------  --------  --------  ---------  --   ------
       Expenses...................................            0.87%     0.86%     0.86%      0.88%
                                                   ----   --------  --------  --------  ---------  --   ------
   Portfolio Turnover Rate........................              25%       52%       33%       101%
                                                   ----   --------  --------  --------  ---------  --   ------


                       See Notes to Financial Highlights

--------------------------------------------------------------------------------

International Equity Fund


                                                                                Class 1                          Class 4
                                                              --------------------------------------------      -------
Years ended December 31...................................... 2008      2007     2006     2005       2004          2008
                                                              ----   -------  -------  -------  ---------  -    -------
Inception date...............................................   --        --       --       --   05/01/95        5/1/08
                                                              ----   -------  -------  -------  ---------  -    -------
Net Asset Value, Beginning of Period.........................        $ 14.08  $ 11.42  $  9.76  $    8.52       $ 14.36
                                                              ----   -------  -------  -------  ---------  -    -------
Income (Loss) from Investment Operations:
                                                              ----   -------  -------  -------  ---------  -    -------
   Net Investment Income.....................................           0.23     0.15     0.13       0.11         (0.09)
                                                              ----   -------  -------  -------  ---------  -    -------
   Net Realized and Unrealized Gains (Losses) on Investments.           2.98     2.67     1.65       1.24         (1.19)
                                                              ----   -------  -------  -------  ---------  -    -------
Total Income (Loss) From Investment Operations...............           3.21     2.82     1.78       1.35         (1.10)
                                                              ----   -------  -------  -------  ---------  -    -------
Less Distributions from:
                                                              ----   -------  -------  -------  ---------  -    -------
   Net investment income.....................................           0.23     0.16     0.12       0.11            --
                                                              ----   -------  -------  -------  ---------  -    -------
   Net realized gains........................................           2.39       --       --         --            --
                                                              ----   -------  -------  -------  ---------  -    -------
Total Distributions:.........................................           2.62     0.16     0.12       0.11            --
                                                              ----   -------  -------  -------  ---------  -    -------
Net Asset Value, End of Period...............................        $ 14.67  $ 14.08  $ 11.42  $    9.76       $ 13.26
                                                              ----   -------  -------  -------  ---------  -    -------
Total Return (a).............................................          22.98%   24.69%   18.19%     15.85%        (7.66)%
                                                              ----   -------  -------  -------  ---------  -    -------
Ratios/Supplemental Data:
                                                              ----   -------  -------  -------  ---------  -    -------
   Net Assets, End of Period (in thousands)..................        $84,272  $80,648  $65,450  $  55,714       $     9
                                                              ----   -------  -------  -------  ---------  -    -------
Ratios to Average Net Assets:
                                                              ----   -------  -------  -------  ---------  -    -------
       Net Investment Income.................................           1.30%    1.16%    1.19%      1.31%         4.07%
                                                              ----   -------  -------  -------  ---------  -    -------
       Expenses..............................................           1.13%    1.13%    1.25%      1.15%         1.61%
                                                              ----   -------  -------  -------  ---------  -    -------
   Portfolio Turnover Rate...................................             32%      34%      53%        38%           18%
                                                              ----   -------  -------  -------  ---------  -    -------


--------------------------------------------------------------------------------

Income Fund


                                                                       Class 1                           Class 4
                                                   ------------------------------------------------      -------
Years ended December 31...........................    )
                                                   2008      2007      2006      2005         2004         2008
                                                   ----   -------  --------  --------    ---------  -    ------
Inception date....................................   --        --        --        --     01/03/95       5/1/08
                                                   ----   -------  --------  --------    ---------  -    ------
Net Asset Value, Beginning of Period..............        $ 11.80  $  11.84  $  12.25    $   12.61
                                                   ----   -------  --------  --------    ---------  -    ------
Income (Loss) from Investment Operations:
                                                   ----   -------  --------  --------    ---------  -    ------
   Net Investment Income..........................           0.81      0.56      0.61         0.55
                                                   ----   -------  --------  --------    ---------  -    ------
   Net Realized and Unrealized Gains (Losses) on
     Investments..................................          (0.25)    (0.04)    (0.36)       (0.12)
                                                   ----   -------  --------  --------    ---------  -    ------
Total Income (Loss) From Investment Operations....           0.56      0.52      0.25         0.43
                                                   ----   -------  --------  --------    ---------  -    ------
Less Distributions from:
                                                   ----   -------  --------  --------    ---------  -    ------
   Net investment income..........................           0.86      0.56      0.61         0.57
                                                   ----   -------  --------  --------    ---------  -    ------
   Net realized gains.............................             --        --      0.05         0.22
                                                   ----   -------  --------  --------    ---------  -    ------
   Return of capital..............................             --        --      0.00(b)        --
                                                   ----   -------  --------  --------    ---------  -    ------
Total Distributions...............................           0.86      0.56      0.66         0.79
                                                   ----   -------  --------  --------    ---------  -    ------
Net Asset Value, End of Period....................        $ 11.50  $  11.80  $  11.84    $   12.25
                                                   ----   -------  --------  --------    ---------  -    ------
Total Return (a)..................................           4.83%     4.37%     2.04%        3.42%
                                                   ----   -------  --------  --------    ---------  -    ------
Ratios/Supplemental Data:
                                                   ----   -------  --------  --------    ---------  -    ------
   Net Assets, End of Period (in thousands).......        $93,480  $126,732  $116,558    $ 135,172
                                                   ----   -------  --------  --------    ---------  -    ------
Ratios to Average Net Assets:
                                                   ----   -------  --------  --------    ---------  -    ------
       Net Investment Income......................           5.07%     5.07%     4.49%        3.82%
                                                   ----   -------  --------  --------    ---------  -    ------
       Expenses...................................           0.61%     0.61%     0.60%        0.59%
                                                   ----   -------  --------  --------    ---------  -    ------
   Portfolio Turnover Rate........................            448%      270%      311%         343%
                                                   ----   -------  --------  --------    ---------  -    ------


                       See Notes to Financial Highlights

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

Financial

Highlights

--------------------------------------------------------------------------------

Total Return Fund


                                                               Class 1                                    Class 3
                                   ----   -------------------------------------------------    ------------------------------
Years ended December 31........... 2008         2007           2006      2005       2004             2007          2006  2008
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Inception date....................   --           --             --        --   07/01/85               --      05/01/06
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Net Asset Value, Beginning of
  Period..........................        $    17.69     $    16.04  $  15.97  $   15.09       $    17.69     $   17.03
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Income (Loss) from Investment
  Operations:
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
   Net Investment Income..........              0.35           0.36      0.23       0.20             0.35          0.12
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
   Net Realized and Unrealized
     Gains (Losses) on
     Investments..................              1.71           1.84      0.36       1.04             1.69          1.10
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Total Income (Loss) From
  Investment Operations...........              2.06           2.20      0.59       1.24             2.04          1.22
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Less Distributions from:
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
   Net investment income..........              0.35           0.31      0.23       0.20             0.35          0.32
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
   Net realized gains.............              0.79           0.24      0.29       0.16             0.79          0.24
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Total Distributions...............              1.14           0.55      0.52       0.36             1.14          0.56
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Net Asset Value, End of Period....        $    18.61     $    17.69  $  16.04  $   15.97       $    18.59     $   17.69
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Total Return (a)..................             11.68%(d)      13.75%     3.67%      8.19%           11.56%(d)      7.17%
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Ratios/Supplemental Data:
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
   Net Assets, End of Period (in
     thousands)...................        $1,525,002     $1,390,230  $959,531  $ 515,506       $1,173,708     $ 396,349
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
Ratios to Average Net Assets:
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
       Net Investment Income......              2.20%          2.33%     1.89%      1.81%            2.04%         2.09%
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
       Net Expenses*..............              0.52%          0.48%     0.45%      0.49%            0.61%         0.62%
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
       Gross Expenses*............              0.56%          0.53%     0.45%      0.49%            0.65%         0.69%
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----
   Portfolio Turnover Rate........               176%           138%      146%       141%             176%          138%
                                   ----   ----------     ----------  --------  ---------  -    ----------     ---------  ----


--------------------------------------------------------------------------------

Money Market Fund


Years ended December 31                              2008   2007      2006       2005        2004
-----------------------                              ---- --------  --------  --------    ---------  -
Inception date......................................  --        --        --        --     07/01/85
Net Asset Value, Beginning of Period................      $   1.00  $   1.00  $   1.00    $    1.00
Income from Investment Operations:
   Net Investment Income............................          0.05      0.05      0.03         0.01
   Net Realized and Unrealized Gains on Investments.            --        --        --           --
Total Income From Investment Operations.............          0.05      0.05      0.03         0.01
Less Distributions from:
   Net investment income............................          0.05      0.05      0.03         0.01
   Return of capital................................            --        --      0.00(b)        --
Total Distributions.................................          0.05      0.05      0.03         0.01
Net Asset Value, End of Period......................      $   1.00  $   1.00  $   1.00    $    1.00
Total Return (a)....................................          4.92%     4.65%     2.79%        0.95%
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands).........      $340,690  $279,622  $250,149    $ 278,703
Ratios to Average Net Assets:
       Net Investment Income........................          4.81%     4.58%     2.74%        0.92%
       Net Expenses.................................          0.48%     0.49%     0.49%        0.47%
   Gross expenses...................................          0.48%     0.49%     0.49%        0.47%

                       See Notes to Financial Highlights

--------------------------------------------------------------------------------

Real Estate Securities Fund


                                                                                  Class 1                         Class 4
                                                              -----------------------------------------------     -------
Years ended December 31...................................... 2008      2007       2006      2005       2004        2008
                                                              ----   -------   --------  --------  ---------  -   ------
Inception date...............................................   --        --         --        --   05/01/95      5/1/08
                                                              ----   -------   --------  --------  ---------  -   ------
Net Asset Value, Beginning of Period.........................        $ 21.49   $  19.20  $  19.54  $   16.78
                                                              ----   -------   --------  --------  ---------  -   ------
Income (Loss) from Investment Operations:
                                                              ----   -------   --------  --------  ---------  -   ------
   Net Investment Income.....................................           0.72       0.65      0.70       0.65
                                                              ----   -------   --------  --------  ---------  -   ------
   Net Realized and Unrealized Gains (Losses) on Investments.          (3.87)      5.68      1.62       4.76
                                                              ----   -------   --------  --------  ---------  -   ------
Total Income (Loss) From Investment Operations...............           3.15       6.33      2.32       5.41
                                                              ----   -------   --------  --------  ---------  -   ------
Less Distributions from:
                                                              ----   -------   --------  --------  ---------  -   ------
   Net investment income.....................................           0.75       0.48      0.75       0.52
                                                              ----   -------   --------  --------  ---------  -   ------
   Net realized gains........................................           6.72       3.56      1.91       2.13
                                                              ----   -------   --------  --------  ---------  -   ------
Total Distributions..........................................           7.47       4.04      2.66       2.65
                                                              ----   -------   --------  --------  ---------  -   ------
Net Asset Value, End of Period...............................        $ 10.87   $  21.49  $  19.20  $   19.54
                                                              ----   -------   --------  --------  ---------  -   ------
Total Return (a).............................................         (14.86)%    33.03%    11.78%     32.29%
                                                              ----   -------   --------  --------  ---------  -   ------
Ratios/Supplemental Data:
                                                              ----   -------   --------  --------  ---------  -   ------
   Net Assets, End of Period (in thousands)..................        $96,650   $178,317  $143,801  $ 146,221
                                                              ----   -------   --------  --------  ---------  -   ------
Ratios to Average Net Assets:
                                                              ----   -------   --------  --------  ---------  -   ------
       Net Investment Income.................................           2.59%      3.08%     3.21%      4.15%
                                                              ----   -------   --------  --------  ---------  -   ------
       Expenses..............................................           0.90%      0.88%     0.89%      0.90%
                                                              ----   -------   --------  --------  ---------  -   ------
   Portfolio Turnover Rate...................................            106%        92%       52%        78%
                                                              ----   -------   --------  --------  ---------  -   ------


--------------------------------------------------------------------------------

Notes to Financial Highlights

(a)Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Total returns do not include insurance company separate account fees and expenses. Such fees and expenses would reduce the overall returns shown. Periods less than one year are not annualized.

(b)Less than $0.01 per share.

(c)The total return includes .66% related to the purchases and sales of initial public offerings.

(d)The total return includes .07% related to the purchases and sales of initial public offerings.

* Annualized for periods less than one year.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus


If you wish to  You will find additional information about the GE Investments
know more       Funds in the following documents:

                Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

                Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

                You may visit the Funds' Internet Website
                (http://www.geam.com) or the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc. Also, you may obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE Investments  You may obtain a free copy of the SAI or the Funds'
Funds, Inc.     annual/semiannual report and make shareholder inquiries by contacting:
                GE Investment Distributors, Inc.

                P.O. Box 7900
                3001 Summer Street
                Stamford, CT 06904
                Or
                Capital Brokerage Corporation
                6630 West Broad Street
                Richmond, VA 23230

                Telephone 1-800-493-3042

Investment      GE Asset Management Incorporated
Adviser         P.O. Box 7900
                3001 Summer Street
                Stamford, CT 06904

Transfer Agent  PNC Global Investment Servicing
                101 Sabin Street
                Pawtucket, RI 02860

Custodian       State Street Bank and Trust Company
                One Lincoln Street
                Boston, MA 02111

Distributor     GE Investment Distributors, Inc.
                Member FINRA/SIPC
                This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.


Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------


GEIN-1 (05/09)

GE Investments Funds, Inc.

Prospectus

May 1, 2009

--------------------------------------------------------------------------------

Total Return Fund

Class 1 Shares

--------------------------------------------------------------------------------

Like all mutual funds, the Fund's shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                            [GRAPHIC APPEARS HERE]

Contents

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

      Asset Allocation Funds                                          3
      ----------------------                                          --
      Total Return Fund..............................................  4
                                                                      --
      Fund Expenses..................................................  6
                                                                      --
      More on Strategies, Risks and Disclosure of Portfolio Holdings.  8
                                                                      --
      Important Definitions..........................................  8
                                                                      --
      More on Investment Strategies.................................. 12
                                                                      --
      More on Risks.................................................. 15
                                                                      --
      Disclosure of Portfolio Holdings............................... 19
                                                                      --
      About the Investment Adviser................................... 21
                                                                      --
      Investment Adviser and Administrator........................... 21
                                                                      --
      Board of Director's Approval of Investment Advisory Agreement.. 21
                                                                      --
      About the Portfolio Managers................................... 22
                                                                      --

            Shares of the Fund
            ------------------                                  --
            Investor Service Plan.............................. 23
                                                                --
            Distribution and Service (12b-1) Plan
                                                                --
            Other Compensation Arrangements.................... 23
                                                                --
            Distribution of Shares............................. 25
                                                                --
            Purchase and Redemption of Shares.................. 25
                                                                --
            Disruptive Trading Policy.......................... 26
                                                                --
            Contract Owner Voting Rights....................... 27
                                                                --
            Plan Participant Voting Rights..................... 27
                                                                --
            Dividends, Capital Gains and Other Tax Information. 28
                                                                --
            Dividend and Capital Gains Distribution............ 28
                                                                --
            Taxes.............................................. 28
                                                                --
            Calculating Share Value............................ 29
                                                                --
            Financial Highlights............................... 31
                                                                --

Additional information regarding the GE Investments Funds, Inc. (the "Funds"), including the Total Return Fund (the "Fund"), is contained in the Statement of Additional Information (SAI) dated May 1, 2009, which is incorporated by reference into (legally forms a part of) this Prospectus.

Class 1 shares of the Fund are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies.
--------------------------------------------------------------------------------

================================================================================

                     [This page intentionally left blank.]

                                            GE
                            Asset       Investments
                            Allocation  Funds, Inc.
                            Funds       Prospectus
                            ----------  -----------

--------------------------------------------------------------------------------

An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Total Return Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both capital appreciation and current income

[_] want a single diversified investment

The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity, Income Fund and Money Market Funds, the Total Return Fund presents a diversification alternative within one fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.

For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Asset Allocation Funds

--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------

Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy

The Total Return Fund invests primarily in a combination of equity securities and investment grade debt securities. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. and foreign equity and debt securities and cash based on the relative attractiveness of the asset classes.

The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

[_] strong earnings growth

[_] favorable valuation

[_] attractive prices ?

[_] a presence in successful industries

[_] high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitations with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

--------------------------------------------------------------------------------

The Risks

The principal risks of investing in the Fund are stock market risk, style risk (mid-cap company risk, growth investing risk and value investing risk), foreign exposure risk, bond market risk, interest rate risk, credit risk, municipal obligations risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, equity securities of companies that are located in developing countries outside the United States, and initial public offerings of equity securities, the Fund would be subject to high yield securities risk, emerging markets risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.

The Fund's cash position typically has less total return potential over time than the Fund's other asset classes but at times may be relatively more attractive.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance with respect to its Class 1 shares. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.

The bar chart illustrates how the Fund's performance with respect to its Class 1 shares varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter with respect to its Class 1 shares was 11.84% for the quarter ended June 30, 2003. The Fund's lowest return for a quarter with respect to its Class 1 shares during those periods was -9.22% for the quarter ended September 30, 2002.

The table opposite illustrates how the Fund's Class 1 shares' average annual returns for different calendar periods compare to the return of the S&P 500(R) Index and the return of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.

Calendar Year Total Returns -- Class 1 Shares

1999 13.25%

2000 4.94%

2001 -2.89%

2002 -9.31%

2003 20.31%

2004 8.19%

2005 3.67%

2006 13.75%

2007 11.68%

2008

                            [GRAPHIC APPEARS HERE]

Average Annual Total Returns

(as of December 31, 2008)

                                                      1 Year                  5 Years 10 Years
                                       -------------------------------------  ------- --------

Total Return Fund -- Class 1 Shares/1/                                     %     %       %
                                       -------------------------------------     -       -

S&P 500(R) Index/2/...................                                     %     %       %
                                       -------------------------------------     -       -

Barclays Capital U.S. Aggregate Bond
  Index/2/............................                                     %     %       %
                                       -------------------------------------     -       -

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/ The performance returns for periods after May 1, 2006 reflect the impact of the Investor Service Plan fees imposed at the rate of 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares.

/2/ The returns of the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from the month end nearest the Fund's inception date.

All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                          GE Investments
                          Funds, Inc.
                          Total Return Fund    Fund
                          Prospectus         Expenses
                          -----------------  --------

--------------------------------------------------------------------------------

Shareholder Fees

No sales charge (load) is imposed on purchases of Class 1 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of Class 1 shares (although your variable contract may impose such charges). The Fund also does not impose a redemption fee or an exchange fee.

Annual fund operating expenses are paid from the Fund's assets and are reflected in the Fund's share price and dividends. The figures below show annual fund operating expenses that are expected to be incurred by the Fund during the current fiscal year ended, The fees and expenses reflected in the table below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.

            Annual Fund
            Operating
            Expenses
            (as a percentage of
            average net assets)
            -------------------                             -------
                                                            Class 1
                                                            -------
            Management Fees/1/.............................    0.50%
                                                            -------
            Distribution and Service (12b-1) Fees..........    None
                                                            -------
            Other Expenses/3, 4/...........................    0.24%
                                                            -------
            Acquired Fund Fees and Expenses/5/.............    0.02%
                                                            -------
            Total Annual Fund Operating Expenses...........    0.76%
                                                            -------
            Fees Reimbursed or Waived by the Adviser/2, 6/.    0.03%
                                                            -------
            Net Annual Fund Operating Expenses.............    0.73%
                                                            -------

/1/ At a shareholders meeting held on April 9, 2009, the Total Return Fund shareholders approved the new management fee shown above, which became effective on May 1, 2009.

/2/ GE Asset Management has entered into a contractual arrangement with GE Investments Funds, Inc. (the "Company") to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund (the "Total Return Management Fee Waiver Agreement"). Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

/3/ The expense information reflects actual expenses incurred during the fiscal year ended December 31, 2008 and includes amounts incurred pursuant to the Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares) during that period.

/4/ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees (if any). Expenses, other than those incurred specifically by the Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

/5/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including exchange traded funds
(ETFs), the GEI Investment Fund and the GE Funds -- GE Money Market Fund ("GE Money Market Fund"), which has served as the cash sweep vehicle for the Total Return Fund since March 17, 2008. The figures above show actual fees and expenses incurred by the Total Return Fund in the most recent fiscal year.

/6 /GE Asset Management will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid by the Total Return Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any.

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The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in Class 1 shares of the Fund with the cost of investing in the Fund's other classes of shares or in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, the costs shown below would be higher.

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Example You would pay the following expenses on a $10,000 investment, assuming redemption:

                                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
         Total Return Fund -- Class 1*.  $56    $189    $335     $760
                                         ---    ----    ----     ----

          * The expenses shown reflect GE Asset Management's contractual agreement to reduce management fees for the first year of each period noted.

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Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans, or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one-year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.

Equitized cash is a technique that uses futures or other instruments to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund's investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible

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securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

[_] Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

[_] Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States

[_] Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund's books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the- counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on

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behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities.

Securities rated in the fourth highest grade have some speculative elements.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Fund may invest in money market instruments either directly or indirectly through investments in the GE Funds - GE Money Market Fund (GE Money Market Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage- backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred

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stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage

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Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation
(FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a fund's sensitivity to changes in interest rates. In general, the longer the Fund's weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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More on Investment Strategies

In addition to the Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.

Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. The Fund may invest in equity securities and may equitize cash in order to gain equity market exposure with respect to such holdings of cash.

The Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Directors and therefore investments in accordance with the Fund's investment objective and policies would no longer be appropriate.

The Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of the Fund's management fee in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

Before using the GE Money Market Fund for this purpose, the Fund may have invested a portion of its cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. The Fund may continue to hold a small interest in the GEI Investment Fund.

To the extent that the Fund holds cash, it may not achieve its investment objective.

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The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated technique.

 Investment Techniques
 ---------------------                  -------------------------------------

                                                            Total Return Fund
                                        -------------------------------------

 Borrowing.............................                               33 1/3%
                                        -------------------------------------

 Repurchase Agreements.................                                   Yes
                                        -------------------------------------

 Reverse Repurchase Agreements.........                                   Yes
                                        -------------------------------------

 Restricted Securities and Illiquid
   Investments.........................                                   Yes
                                        -------------------------------------

 Structured and Indexed Securities.....                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Options.............................                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Index Options.......................                                   Yes
                                        -------------------------------------

 Futures Contracts and Options on
   Futures Contracts...................                                   Yes
                                        -------------------------------------

 Forward Currency Transactions.........                                   Yes
                                        -------------------------------------

 Options on Foreign Currencies.........                                   Yes
                                        -------------------------------------

 Maximum Investment in Debt Securities.                                  100%
                                        -------------------------------------

 Maximum Investment in High Yield
   Securities..........................                                   30%
                                        -------------------------------------

 Maximum Investment in Foreign
   Securities..........................                                   70%
                                        -------------------------------------

 When-Issued and Delayed Delivery
   Securities..........................                                   Yes
                                        -------------------------------------

 Lending Portfolio Securities..........                                   Yes
                                        -------------------------------------

 Rule 144A Securities..................                                   Yes
                                        -------------------------------------

 Debt Obligations of Supranational
   Agencies............................                                   Yes
                                        -------------------------------------

 Depositary Receipts...................                                   Yes
                                        -------------------------------------

 Securities of Other Investment Funds..                                   Yes
                                        -------------------------------------

 Municipal Leases......................                                    No
                                        -------------------------------------

 Floating and Variable Rate Instruments                                   Yes
                                        -------------------------------------

 Participation Interests in Municipal
   Obligations.........................                                    No
                                        -------------------------------------

 Zero Coupon Obligations...............                                   Yes
                                        -------------------------------------

 Municipal Obligation Components.......                                   Yes
                                        -------------------------------------

 Custodial Receipts on Municipal
   Obligations.........................                                   Yes
                                        -------------------------------------

 Mortgage Related Securities,
   including CMOs......................                                   Yes
                                        -------------------------------------

 Government Stripped Mortgage Related
   Securities..........................                                   Yes
                                        -------------------------------------

 Asset Backed Securities and
   Receivable-Backed Securities........                                   Yes
                                        -------------------------------------

 Mortgage Dollar Rolls.................                                   Yes
                                        -------------------------------------

 Short Sales Against the Box...........                                   Yes
                                        -------------------------------------

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More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Total Return Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- may help to manage risk and achieve the results you need to comfortably reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.

The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.

Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.

Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Instruments Risk: The Fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund's performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater

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than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, to the extent that the Fund invests in emerging market countries, it may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

[_] Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

[_] Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

[_] Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

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High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid Investments Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

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Portfolio Turnover Risk: Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transactions costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. The Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Repurchase Agreements Risk: The Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

[_] Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

[_] Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies.

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Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

[_] Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

[_] Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under the section "Calculating Share Value." The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' SAI.

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                                  About the
                                  Investment
                                  Adviser
                                  ----------

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Investment Adviser and Administrator

GE Asset Management Incorporated (GE Asset Management), located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.

For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid 1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

For its services as sub-adviser to the Fund, GE Asset Management pays Urdang Securities Management, Inc. (out of the advisory fee that it receives), an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the portion of the Total Return Fund that Urdang manages.

Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management (subject to oversight by the Board of Directors), as the Total Return Funds' investment adviser, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. The "manager of managers" arrangement is intended to enable the Total Return Fund to enhance performance by allowing GE Asset Management to employ sub-advisers best suited to the needs of the Total Return Fund without incurring the expense and delays associated with obtaining shareholder approval of sub-advisers and related sub-advisory agreements.

Operation of the Total Return Fund under the "manager of managers" arrangement would not: (1) permit investment advisory fees paid by the Total Return Fund to GE Asset Management to be increased without shareholder approval, or
(2) diminish GE Asset Management's responsibilities to the Total Return Fund, including GE Asset Management's overall responsibility for overseeing the portfolio management services furnished by its sub-advisers.

Employment of the "manager of managers" arrangement is contingent upon either
(1) receipt of an exemptive order (Order) from the SEC permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (1940 Act) which would permit such an arrangement (Rule). Under the "manager of managers" arrangement, shareholders would receive notice of, and information pertaining to, any new sub-advisory agreement and the fees payable thereunder, or any material change to an existing sub-advisory agreement. In particular, shareholders would receive the same information about a new sub-advisory agreement and a new sub-adviser that they would receive in a proxy statement related to their approval of a new sub-advisory agreement in the absence of a "manager of managers" arrangement. In each case, shareholders will receive such notice and information as required by the Order or the Rule, as applicable. In 2008, GE Asset Management filed an exemptive application and related amendment with the SEC seeking approval of a "manager of managers" arrangement with respect to all Funds, and anticipates the receipt of an Order in 2009.

Board of Director's Approval of Investment Advisory Agreement

The Fund's annual report to shareholders for the fiscal year ended December 31, 2008, contains a discussion regarding the basis for the Fund's board of directors approval of the Fund's advisory contract with GE Asset Management. The

Fund's semi-annual report to shareholders for the period ended June 30, 2009 will contain a discussion regarding the basis for the Fund's board of directors' approval of the sub-advisory contract with Urdang.

Investment Management Fee:

The Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:

                            Total Return Fund. 0.50%

GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund. Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

About the Investment Adviser

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About the Portfolio Managers

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Total Return Fund generally have final authority over all aspects of their portions of the Fund's investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the Total Return Fund followed by biographical information for each portfolio manager.

Portfolio Management Team

The Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer, Diane M. Wehner and David Wiederecht. Ms. Studer and Mr. Wiederecht are both vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the Total Return Fund's assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the Total Return Fund's assets allocated by Messrs. Studer and Wiederecht to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers and sub-adviser(s) have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund's objective.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the Total Return Fund's investments. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager (including those of Urdang): (i) portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and
(iii) each portfolio manager's ownership of shares of the Total Return Fund, if any.

Paul M. Colonna is a Director and President -- Fixed Income at GE Asset Management. Since January 2005, he has been responsible for the fixed income portion of the Total Return Fund. Mr. Colonna became President -- Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000,
Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Ralph R. Layman is a Director and President --International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has been responsible for the international equity portion of the Total Return Fund since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992 and President, International Equities in March 2007.

Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has been responsible for the U.S. equity portion of the Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.

Judith A. Studer is a Director and President -- U.S. Equities at GE Asset Management. Ms. Studer has led the team of portfolio managers for the Total Return Fund since July 2004 and has co-led the Fund since January 2009.
Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- U.S. Equities in 1991, Senior Vice President -- International Equities in 1995,

President -- Investment Strategies in March 2007 and President -- U.S. Equities in June 2007.

Diane M. Wehner is a Senior Vice President of GE Asset Management. Ms. Wehner has been responsible for the mid-cap equity portion of the Total Return Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is Director and President - Investment Strategies at GE Asset Management since February 2008 and has co-led a team of portfolio managers for the Total Return Fund since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director - Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are primarily responsible for the day-to-day management of the investment programs for the following Funds. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. As with GE Asset Management's portfolio managers, the sub-advisers may change the portfolio managers from time to time.

Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management, as the Total Return Fund's investment manager, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. Employment of the "manager of managers" arrangement is contingent upon either (1) receipt of an exemptive order from the Securities and Exchange Commission ("SEC") permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the 1940 Act which would permit such an arrangement. Under this arrangement, in the event of a change in the sub-adviser(s) to the Total Return Fund, variable contract owners invested in that Fund will be sent an information statement providing information about the new sub-adviser(s) within 90 days of such change.

Total Return Fund

Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462

Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon's. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2008, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.4 billion.

The portion of the Total Return Fund's assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.

Dean Frankel is the senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang's proprietary research process including the firm's Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American real estate securities portfolio.

Eric Rothman is a portfolio manager at Urdang. In his role as portfolio manager, Mr. Rothman is responsible for assisting Mr. Frankel for the strategy for U.S. REITs, including market research, sector allocations and real estate securities analysis. In addition, Mr. Rothman has primary coverage responsibility for the lodging, self storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience. Prior to joining Urdang, Mr. Rothman was an equity REIT research analyst with Wachovia Securities from February 2001 to August 2006 and a research analyst with AEW Capital Management, L.P. from 1997 to 2001.

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Investor Service Plan

The Company has adopted an Investor Service Plan (Service Plan) with respect to Class 1 shares of the Total Return Fund. Under this Service Plan, the Company, on behalf of the Total Return Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer Class 1 shares of the Total Return Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under the Service Plan by the Total Return Fund's Class 1 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such shares. The Service Plan for Class 1 shares of the Total Return Fund continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Service Plan, please see the statement of additional information (SAI) for the Fund.

Distribution and Service (12b-1) Plan

The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 1 shares of the Fund. Under the 12b-1 Plan for Class 1 shares, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. For more information about the 12b-1 Plans, please see the statement of additional information (SAI) for the Funds.

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Other Compensation Arrangements

GE Asset Management and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. Firms that receive these payments may be affiliated with GE Asset Management. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software,
(2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment.

These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Fund as investment options under variable contracts.

GE Asset Management does not direct the Fund's portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

About the Investment Adviser

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the Fund's portfolio transactions, in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

                                 Purchase and
                                 Redemption of
                                 Shares
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Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers four share classes of the Fund as investment options for variable contracts -- Class 1, Class 2, Class 3 and Class 4. This prospectus only offers Class 1 shares of the Fund. Class 2, Class 3 and Class 4 shares of the Fund are offered through separate prospectuses. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of the Fund's shares.

Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of the Fund. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company's current participation agreements (which do not differ materially from one another).

Purchase and Redemption of Shares

For each day on which the Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem its shares of the Fund based on the instructions of plan trustees or participants. The Account purchases or redeems shares of the Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors

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GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Purchase and Redemption of Shares

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are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and the Distributor may reject any order to purchase shares of the Fund for any reason.

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Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Fund is not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading").

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund's investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company's variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor's enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection.

Consequently, the insurance company sponsor may not be able to detect or

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stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

[_] require the Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

[_] require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

[_] increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "time-zone" arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern
Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity arbitrage," a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

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Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:

    (1)as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.
    (2)as to matters where the interests of one class of the Fund's shares differ from the interests of the Fund's other classes (such as approving a material change in the Distribution and Service Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

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Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

                                            Dividends,
                                              Capital
                         GE Investments        Gains
                         Funds, Inc.         and Other
                         Total Return Fund      Tax
                         Prospectus         Information
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Dividend and Capital Gains Distribution

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

                                  Calculating
                                  Share Value
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Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV per share class for the Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting the liabilities, and then dividing the result by the number of that class' outstanding shares.

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced

GE Investments Funds, Inc.

Total Return Fund

Prospectus

Calculating

Share Value

--------------------------------------------------------------------------------

using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

                                  Financial
                                  Highlights
                                  ----------

--------------------------------------------------------------------------------

The financial highlights table that follows is intended to help you understand the Fund's financial performance with respect to its Class 1 shares for the fiscal years ended December 31.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Financial Highlights

--------------------------------------------------------------------------------

Total Return

Fund -- Class 1 Shares

Years ended December 31                                       2008    2007        2006       2005       2004
-----------------------                                       ---- ----------  ----------  --------  ---------
Inception date...............................................  --          --          --        --   07/01/85
                                                               --  ----------  ----------  --------  ---------
Net Asset Value, Beginning of Period.........................      $    17.69  $    16.04  $  15.97  $   15.09
                                                               --  ----------  ----------  --------  ---------
Income (Loss) from Investment Operations:
                                                               --  ----------  ----------  --------  ---------
   Net Investment Income.....................................            0.35        0.36      0.23       0.20
                                                               --  ----------  ----------  --------  ---------
   Net Realized and Unrealized Gains (Losses) on Investments.            1.71        1.84      0.36       1.04
                                                               --  ----------  ----------  --------  ---------
Total Income (Loss) from Investment Operations...............            2.06        2.20      0.59       1.24
                                                               --  ----------  ----------  --------  ---------
Less Distributions from:
                                                               --  ----------  ----------  --------  ---------
   Net investment income.....................................            0.35        0.31      0.23       0.20
                                                               --  ----------  ----------  --------  ---------
   Net realized gains........................................            0.79        0.24      0.29       0.16
                                                               --  ----------  ----------  --------  ---------
Total Distributions..........................................            1.14        0.55      0.52       0.36
                                                               --  ----------  ----------  --------  ---------
Net Asset Value, End of Period...............................      $    18.61  $    17.69  $  16.04  $   15.97
                                                               --  ----------  ----------  --------  ---------
Total Return (a).............................................           11.68%      13.75%     3.67%      8.19%
                                                               --  ----------  ----------  --------  ---------
Ratios/Supplemental Data:
                                                               --  ----------  ----------  --------  ---------
   Net Assets, End of Period (in thousands)..................      $1,525,002  $1,390,230  $959,531  $ 515,506
                                                               --  ----------  ----------  --------  ---------
Ratios to Average Net Assets:
                                                               --  ----------  ----------  --------  ---------
       Net Investment Income.................................            2.20%       2.33%     1.89%      1.81%
                                                               --  ----------  ----------  --------  ---------
       Net Expenses*.........................................            0.52%       0.48%     0.45%      0.49%
                                                               --  ----------  ----------  --------  ---------
       Gross Expenses*.......................................            0.56%       0.53%     0.45%      0.49%
                                                               --  ----------  ----------  --------  ---------
   Portfolio Turnover Rate...................................             176%        138%      146%       141%
                                                               --  ----------  ----------  --------  ---------

--------------------------------------------------------------------------------

Notes to

Financial

Highlights

(a)Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Total returns do not include insurance company separate account fees and expenses. Such fees and expenses would reduce the overall returns shown. Periods less than one year are not annualized.

(b)The total return includes .07% related to the purchases and sales of initial public offerings.

* Annualized for periods less than one year.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

                                        You will find additional information
                                           about the GE Investments Funds
                                         including the Total Return Fund in
                                              the following documents:
                                            Annual/Semi-Annual Reports to
                                         Shareholders: These reports detail
                                         the Funds' actual investments as of
                                          the report date. Reports include
                                        performance numbers and a discussion
                                         of market conditions and investment
                                            strategies that significantly
                                        affected Fund performance during the
                                              Funds' last fiscal year.
                                         Statement of Additional Information
                                         (SAI): The SAI contains additional
                                        information about the Funds and their
                                         investment strategies and policies
                                          and is incorporated by reference
                                          (legally considered part of this
                                                    Prospectus).
                                             the SEC's Internet Website
                                          (http://www.sec.gov) to view the
                                         Annual/Semi-Annual Reports, the SAI
                                         and other information about the GE
                                        Investments Funds, Inc. Also, you may
                                         obtain copies of this information,
                                         after paying a duplicating fee, by
                                         sending your request electronically
                                          to the following e-mail address:
                                        publicinfo@sec.gov, or writing to the
                                           SEC's Public Reference Section,
                                        Washington, D.C. 20549-0102. You may
                                        review and copy information about the
                                          Funds, including the SAI, at the
                                           SEC's Public Reference Room in
                                          Washington, D.C. To find out more
                                        about the Public Reference Room, call
 If you wish to know more                    the SEC at 1-202-942-8090.
 ------------------------               -------------------------------------
                                        You may obtain a free copy of the SAI
                                          or the Funds' annual/semi-annual
                                        report and make shareholder inquiries
                                                   by contacting:
                                          GE Investment Distributors, Inc.
                                                    P.O. Box 7900
                                                 3001 Summer Street
                                                 Stamford, CT 06904
                                                         Or
                                            Capital Brokerage Corporation
                                               6630 West Broad Street
                                                 Richmond, VA 23230
 GE Investments Funds, Inc.                   Telephone 1-800-493-3042
 --------------------------             -------------------------------------

 Investment Adviser....................      GE Asset Management Incorporated
                                                                P.O. Box 7900
                                                           3001 Summer Street
                                                           Stamford, CT 06904
                                        -------------------------------------

 Transfer Agent........................       PNC Global Investment Servicing
                                                             101 Sabin Street
                                                          Pawtucket, RI 02860
                                        -------------------------------------

 Custodian.............................   State Street Bank and Trust Company
                                                           One Lincoln Street
                                                             Boston, MA 02111
                                        -------------------------------------

 Distributor...........................      GE Investment Distributors, Inc.
                                                            Member FINRA/SIPC
                                           This Prospectus must be read along
                                          with the current prospectus for the
                                        variable annuity contract or variable
                                          life insurance policy being applied
                                                                         for.

Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------

GNW-L (05/09)

GE Investments Funds, Inc.

Prospectus


May 1, 2009


--------------------------------------------------------------------------------

Total Return Fund

Class 2 Shares

--------------------------------------------------------------------------------

Like all mutual funds, the Fund's shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Contents

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus


      Asset Allocation Funds                                          3
      ----------------------                                          --
      Total Return Fund..............................................  4
                                                                      --
      Fund Expenses..................................................  6
                                                                      --
      More on Strategies, Risks and Disclosure of Portfolio Holdings.  8
                                                                      --
      Important Definitions..........................................  8
                                                                      --
      More on Investment Strategies.................................. 12
                                                                      --
      More on Risks.................................................. 15
                                                                      --
      Disclosure of Portfolio Holdings............................... 19
                                                                      --
      About the Investment Adviser................................... 21
                                                                      --
      Investment Adviser and Administrator........................... 21
                                                                      --
      Board of Director's Approval of Investment Advisory Agreement.. 21
                                                                      --
      About the Portfolio Managers................................... 22
                                                                      --
      Investor Service Plan
                                                                      --
      Distribution and Service (12b-1) Plan.......................... 23
                                                                      --
      Other Compensation Arrangements................................ 23
                                                                      --


            Shares of the Fund                                  25
            ------------------                                  --
            Distribution of Shares............................. 25
                                                                --
            Purchase and Redemption of Shares.................. 25
                                                                --
            Disruptive Trading Policy.......................... 26
                                                                --
            Contract Owner Voting Rights....................... 27
                                                                --
            Plan Participant Voting Rights..................... 27
                                                                --
            Dividends, Capital Gains and Other Tax Information. 28
                                                                --
            Dividend and Capital Gains Distribution............ 28
                                                                --
            Taxes.............................................. 28
                                                                --
            Calculating Share Value............................ 29
                                                                --
            Financial Highlights............................... 31
                                                                --


Additional information regarding the GE Investments Funds, Inc. (the "Funds"), including the Total Return Fund (the "Fund"), is contained in the Statement of Additional Information (SAI) dated May 1, 2009, which is incorporated by reference into (legally forms a part of) this Prospectus.


Class 2 shares of the Fund are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies.

                     [This page intentionally left blank.]

--------------------------------------------------------------------------------

                GE
            Investments
            Funds, Inc.
               Total
Asset         Return
Allocation     Fund
Funds       Prospectus
----------  -----------

--------------------------------------------------------------------------------

An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Total Return Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both capital appreciation and current income

[_] want a single diversified investment


The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity, Income and Money Market Funds, the Total Return Fund presents a diversification alternative within one fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.


For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Asset Allocation Funds

--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------

Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy


The Total Return Fund invests primarily in a combination of equity securities and investment-grade debt securities. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. and foreign equity and debt securitiesand cash based on the relative attractiveness of the asset classes.

The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.


The portfolio managers seek to identify equity securities of companies with characteristics such as:

[_] strong earnings growth

[_] favorable valuation

[_] attractive prices

[_] a presence in successful industries

[_] high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.



The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques, including investments in derivative instruments such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

--------------------------------------------------------------------------------

The Risks

The principal risks of investing in the Fund are stock market risk, style risk (mid-cap company risk, growth investing risk and value investing risk), foreign exposure risk, bond market risk, interest rate risk, credit risk, municipal obligations risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, equity securities of companies that are located in developing countries outside the United States and initial public offerings of equity securities, the Fund would be subject to high yield securities risk, emerging markets risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.


The Fund's cash position typically has less total return potential over time than the Fund's other asset classes but at times may be relatively more attractive.


The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance with respect to its Class 2 shares. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance with respect to its Class 2 shares varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter with respect to its Class 2 shares was 5.68% for the quarter ended June 30, 2007. The Fund's lowest return for a quarter with respect to its Class 2 shares during those periods was -0.32% for the quarter ended December 31, 2007.

The table opposite illustrates how the Fund's Class 2 shares' average annual returns for different calendar periods compare to the return of the S&P 500(R) Index and the return of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


Calendar Year Total Returns -- Class 2 Shares


2007 11.63%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                   1 Year Since Inception/1/
                                                   ------ -----------------
    Total Return Fund -- Class 2 Shares...........   %            %
                                                     -            -
    S&P 500(R) Index/2/...........................   %            %
                                                     -            -
    Barclays Capital U.S. Aggregate Bond Index/2/.   %            %
                                                     -            -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/  Inception date: May 1, 2006.


/2/ The returns of the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from the month end nearest the Fund's Class 2 inception date.


All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                          GE Investments
                          Funds, Inc.
                          Total Return Fund    Fund
                          Prospectus         Expenses
                          -----------------  --------

--------------------------------------------------------------------------------

Shareholder Fees

No sales charge (load) is imposed on purchases of Class 2 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of Class 2 shares (although your variable contract may impose such charges). The Fund also does not impose a redemption fee or an exchange fee.


Annual fund operating expenses are paid from the Fund's assets and are reflected in the Fund's share price and dividends. The figures below show the annual fund operating expenses that are expected to be incurred by the Fund during the current fiscal year. The fees and expenses reflected in the table below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.



            Annual Fund
            Operating
            Expenses
            (as a percentage of
            average net assets)
            -------------------                             -------
                                                            Class 2
                                                            -------
            ManagementFees/1/..............................    0.50%
                                                            -------
            Distribution and Service (12b-1) Fees..........    0.05%
                                                            -------
            Other Expenses/3, 4/...........................    0.24%
                                                            -------
            Acquired Fund Fees and Expenses/5/.............    0.02%
                                                            -------
            Total Annual Fund Operating Expenses...........    0.81%
                                                            -------
            Fees Reimbursed or Waived by the Adviser/2, 6/.    0.03%
                                                            -------
            Net Annual Fund Operating Expenses.............    0.78%
                                                            -------



/1/ At a shareholders meeting held on April 9, 2009, the Total Return Fund shareholders approved the new management fee shown above, which became effective on May 1, 2009.

/2/ GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund (the "Total Return Management Fee Waiver Agreement"). Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

/3 /The expense information reflects actual expenses incurred during the fiscal year ended December 31, 2008, plus amounts expected to be incurred pursuant to the Class 2 Shares Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 2 shares).

/4/ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred specifically by the Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees, and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

/5/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including exchange traded funds
(ETFs), the GEI Investment Fund and the GE Funds -- GE Money Market Fund ("GE Money Market Fund"), which has served as the cash sweep vehicle for the Total Return Fund since March 17, 2008. The figures above show actual fees and expenses incurred by the Total Return Fund in the most recent fiscal year.

/6/ GE Asset Management will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid by the Total Return Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any.

--------------------------------------------------------------------------------

The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in Class 2 shares of the Fund with the cost of investing in the Fund's other classes of shares or in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, the costs shown below would be higher.

--------------------------------------------------------------------------------

                                        You would
                                         pay the
                                        following
                                       expenses on
                                        a $10,000
                                       investment,
                                        assuming
                              Example  redemption:
                              -------  -----------

                                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
         Total Return Fund -- Class 2*.  $61    $205    $363     $820
                                         ---    ----    ----     ----


          * The expenses shown reflect GE Asset Management's contractual agreement to reduce management fees for the first year of each period noted.

                                              More on
                                            Strategies,
                                             Risks and
                         GE Investments     Disclosure
                         Funds, Inc.            of
                         Total Return Fund   Portfolio
                         Prospectus          Holdings
                         -----------------  -----------

--------------------------------------------------------------------------------

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans, or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one-year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.


Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


Equitized cash is a technique that uses futures or other instruments to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund's investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible

--------------------------------------------------------------------------------

securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.


Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.


Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

[_] Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

[_] Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States

[_] Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.


Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund's books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the- counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.



Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Fund may invest in money market instruments either directly or indirectly through investments in the GE Funds -- GE Money Market Fund (GE Money Market Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.



Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

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Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a fund's sensitivity to changes in interest rates. In general, the longer the fund's weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Investment Strategies

In addition to the Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.


Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions,or pay operating expenses, and (iv) during a Fund restructuring. The Fund may invest in equity securities and may equitize cash in order to gain equity market exposure with respect to such holdings of cash.

The Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circum-stances, the portfolio manager may
(x) without limit hold cash

, or (y) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Directors and therefore investments in accordance with the Fund's investment objective and policies would no longer be appropriate.


The Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of the Fund's management fee in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.


Before using the GE Money Market Fund for this purpose, the Fund may have invested a portion of its cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. The Fund may continue to hold a small interest in the GEI Investment Fund.

To the extent that the Fund holds cash, it may not achieve its investment objective.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and

Disclosure of Portfolio Holdings

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The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated technique.


 Investment Techniques
 ---------------------                  -------------------------------------

                                                            Total Return Fund
                                        -------------------------------------

 Borrowing.............................                               33 1/3%
                                        -------------------------------------

 Repurchase Agreements.................                                   Yes
                                        -------------------------------------

 Reverse Repurchase Agreements.........                                   Yes
                                        -------------------------------------

 Restricted Securities and Illiquid
   Investments.........................                                   Yes
                                        -------------------------------------

 Structured and Indexed Securities.....                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Options.............................                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Index Options.......................                                   Yes
                                        -------------------------------------

 Futures Contracts and Options on
   Futures Contracts...................                                   Yes
                                        -------------------------------------

 Forward Currency Transactions.........                                   Yes
                                        -------------------------------------

 Options on Foreign Currencies.........                                   Yes
                                        -------------------------------------

 Maximum Investment in Debt Securities.                                  100%
                                        -------------------------------------

 Maximum Investment in High Yield
   Securities..........................                                   30%
                                        -------------------------------------

 Maximum Investment in Foreign
   Securities..........................                                   70%
                                        -------------------------------------

 When-Issued and Delayed Delivery
   Securities..........................                                   Yes
                                        -------------------------------------

 Lending Portfolio Securities..........                                   Yes
                                        -------------------------------------

 Rule 144A Securities..................                                   Yes
                                        -------------------------------------

 Debt Obligations of Supranational
   Agencies............................                                   Yes
                                        -------------------------------------

 Depositary Receipts...................                                   Yes
                                        -------------------------------------

 Securities of Other Investment Funds..                                   Yes
                                        -------------------------------------

 Municipal Leases......................                                    No
                                        -------------------------------------

 Floating and Variable Rate Instruments                                   Yes
                                        -------------------------------------

 Participation Interests in Municipal
   Obligations.........................                                    No
                                        -------------------------------------

 Zero Coupon Obligations...............                                   Yes
                                        -------------------------------------

 Municipal Obligation Components.......                                   Yes
                                        -------------------------------------

 Custodial Receipts on Municipal
   Obligations.........................                                   Yes
                                        -------------------------------------

 Mortgage Related Securities,
   including CMOs......................                                   Yes
                                        -------------------------------------

 Government Stripped Mortgage Related
   Securities..........................                                   Yes
                                        -------------------------------------

 Asset Backed Securities and
   Receivable-Backed Securities........                                   Yes
                                        -------------------------------------

 Mortgage Dollar Rolls.................                                   Yes
                                        -------------------------------------

 Short Sales Against the Box...........                                   Yes
                                        -------------------------------------

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More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Total Return Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- may help you to manage risk and achieve the results you need to comfortably reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.


The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.


Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.


Derivative Instruments Risk: The Fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund's performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses form certain derivatives are unlimited. Derivatives can be highly volatile,

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, to the extent that the Fund invests in emerging market countries, it may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

[_] Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

[_] Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

[_] Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

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High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.


Illiquid Investments Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.


Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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Portfolio Turnover Risk: Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transactions costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. The Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.


Repurchase Agreements Risk: The Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.


Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

[_] Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

[_] Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more

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narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

[_] Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

[_] Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under the section "Calculating Share Value." The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' SAI.

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                                  About the
                                  Investment
                                  Adviser
                                  ----------

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Investment Adviser and Administrator


GE Asset Management Incorporated (GE Asset Management), located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid 1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


For its services as sub-adviser to the Fund, GE Asset Management pays Urdang Securities Management, Inc. (out of the advisory fee that it receives), an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the portion of the Total Return Fund that Urdang manages.

Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management (subject to oversight by the Board of Directors), as the Total Return Funds' investment adviser, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. The "manager of managers" arrangement is intended to enable the Total Return Fund to enhance performance by allowing GE Asset Management to employ sub-advisers best suited to the needs of the Total Return Fund without incurring the expense and delays associated with obtaining shareholder approval of sub-advisers and related sub-advisory agreements.

Operation of the Total Return Fund under the "manager of managers" arrangement would not: (1) permit investment advisory fees paid by the Total Return Fund to GE Asset Management to be increased without shareholder approval, or
(2) diminish GE Asset Management's responsibilities to the Total Return Fund, including GE Asset Management's overall responsibility for overseeing the portfolio management services furnished by its sub-advisers.



Employment of the "manager of managers" arrangement is contingent upon either
(1) receipt of an exemptive order (Order) from the SEC permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (1940 Act) which would permit such an arrangement (Rule). Under the "manager of managers" arrangement, shareholders would receive notice of, and information pertaining to, any new sub-advisory agreement and the fees payable thereunder, or any material change to an existing sub-advisory agreement. In particular, shareholders would receive the same information about a new sub-advisory agreement and a new sub-adviser that they would receive in a proxy statement related to their approval of a new sub-advisory agreement in the absence of a "manager of managers" arrangement. In each case, shareholders will receive such notice and information as required by the Order or the Rule, as applicable. In 2008, GE Asset Management filed an exemptive application and related amendment with the SEC seeking approval of a "manager of managers" arrangement with respect to all Funds, and anticipates the receipt of an Order in 2009.


Board of Director's Approval of Investment Advisory Agreement


The Fund's annual report to shareholders for the fiscal year ended December 31, 2008, contains a discussion regarding the basis for the Fund's board of directors approval of the Fund's advisory contract with GE Asset Management. The Fund's semi-annual report to shareholders for the period ended June 30, 2009 will contain a discussion regarding the basis for the Fund's board of directors' approval of the sub-advisory contract with Urdang.

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Investment Management Fee:

The Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:


                            Total Return Fund. 0.50%



GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund. Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

About the Investment Adviser

--------------------------------------------------------------------------------

About the Portfolio Managers

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Total Return Fund generally have final authority over all aspects of their portions of the Fund's investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the Total Return Fund followed by biographical information for each portfolio manager.

Portfolio Management Team


The Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer, Diane M. Wehner and David Wiederecht. Ms. Studer and Mr. Wiederecht are both vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the Total Return Fund's assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the Total Return Fund's assets allocated by Messrs. Studer and Wiederecht to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers and sub-adviser(s) have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund's objective.


Portfolio Manager Biographies


The following sets forth biographical information for those individuals who are primarily responsible for managing the Total Return Fund's investments. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager (including those of Urdang): (i) portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and
(iii) each portfolio manager's ownership of shares of the Total Return Fund, if any.

Paul M. Colonna is a Director and President -- Fixed Income at GE Asset Management. Since January 2005, he has been responsible for the fixed income portion of the Total Return Fund. Mr. Colonna became President -- Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000,
Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Ralph R. Layman is a Director and President, International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has been responsible for the international equity portion of the Total Return Fund since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992 and President, International Equities in March 2007.


Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has been responsible for the U.S. equity portion of the Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.


Judith A. Studer is a Director and President, U.S. Equities at GE Asset Management. Ms. Studer has led the team of portfolio managers for the Total Return Fund since July 2004 and has co-led the Fund since January 2009.
Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- U.S. Equities in 1991, Senior Vice President -- International Equities in 1995, President

--------------------------------------------------------------------------------

-- Investment Strategies in March 2007 and President -- U.S. Equities in June 2007.


Diane M. Wehner is a Senior Vice President of GE Asset Management. Ms. Wehner has been responsible for the mid-cap equity portion of the Total Return Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is Director and President - Investment Strategies at GE Asset Management since February 2008 and has co-led a team of portfolio managers for the Total Return Fund since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director - Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are primarily responsible for the day-to-day management of the investment programs for the following Funds. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. As with GE Asset Management's portfolio managers, the sub-advisers may change the portfolio managers from time to time.



Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management, as the Total Return Fund's investment manager, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. Employment of the "manager of managers" arrangement is contingent upon either (1) receipt of an exemptive order from the Securities and Exchange Commission ("SEC") permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the 1940 Act which would permit such an arrangement. Under this arrangement, in the event of a change in the sub-adviser(s) to the Total Return Fund, variable contract owners invested in that Fund will be sent an information statement providing information about the new sub-adviser(s) within 90 days of such change.

Total Return Fund



Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462



Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon's. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2008, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.4 billion.



The portion of the Total Return Fund's assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.



Dean Frankel is the senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang's proprietary research process including the firm's Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American real estate securities portfolio.



Eric Rothman is a portfolio manager at Urdang. In his role as portfolio manager, Mr. Rothman is responsible for assisting Mr. Frankel for the strategy for U.S. REITs, including market research, sector allocations and real estate securities analysis. In addition, Mr. Rothman has primary coverage responsibility for the lodging, self storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience. Prior to joining Urdang, Mr. Rothman was an equity REIT research analyst with Wachovia Securities from February 2001 to August 2006 and a research analyst with AEW Capital Management, L.P. from 1997 to 2001.


--------------------------------------------------------------------------------

Investor Service Plan

The Company has adopted an Investor Service Plan (Service Plan) with respect to Class 2 shares of the Total Return Fund. Under this Service Plan, the Company, on behalf of the Total Return Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer Class 2 shares of the Total Return Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under the Service Plan by the Total Return Fund's Class 2 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such shares. The Service Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Service Plan, please see the statement of additional information (SAI) for the Fund.


--------------------------------------------------------------------------------

Distribution and Service (12b-1) Plan


The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2 shares of the Total Return Fund. Under the 12b-1 Plan for Class 2 shares, the Company, on behalf of the Total Return Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Total Return Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Total Return Fund's Class 2 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 2 shares of the Total Return Fund as an investment option under such variable contracts. The amount of compensation paid under the Class 2 12b-1 Plan by the Fund's Class 2 shares may not exceed 0.05% of the average daily net assets of the Fund attributable to such shares. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Total Return Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Class 2 12b-1 Plan covers payments made under the Class 2 Service Plan in the event that any portion of compensation paid pursuant to the Class 2 Service Plan is determined to be an indirect use of the assets attributable to the Class 2 shares to finance distribution of such shares.

For more information about the 12b-1 Plans, please see the statement of additional information (SAI) for the Funds.


--------------------------------------------------------------------------------

Other Compensation Arrangements


GE Asset Management and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. Firms that receive these payments may be affiliated with GE Asset Management. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software,
(2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment. These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

About the Investment Adviser

--------------------------------------------------------------------------------

recommend the Fund as investment options under variable contracts.

GE Asset Management does not direct the Fund's portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Fund's portfolio transactions in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

                              Shares of the Fund
                              ------------------

--------------------------------------------------------------------------------

Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers four share classes of the Fund as investment options for variable contracts -- Class 1, Class 2, Class 3 and Class 4. This prospectus only offers Class 2 shares of the Fund. Class 1, Class 3 and Class 4 shares of the Fund are offered through separate prospectuses. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of the Fund's shares.

Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of the Fund. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company's current participation agreements (which do not differ materially from one another).

Purchase and Redemption of Shares

For each day on which the Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem its shares of the Fund based on the instructions of plan trustees or participants. The Account purchases or redeems shares of the Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Shares of the Fund

--------------------------------------------------------------------------------

are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and the Distributor may reject any order to purchase shares of the Fund for any reason.

--------------------------------------------------------------------------------

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long- term investments, the Fund is not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading").

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund's investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company's variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor's enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection.

Consequently, the insurance company sponsor may not be able to detect or

--------------------------------------------------------------------------------

stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

[_] require the Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

[_] require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

[_] increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because investors attempting to engage in "time-zone" arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern
Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity arbitrage," a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

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Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:

    (1)as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.
    (2)as to matters where the interests of one class of the Fund's shares differ from the interests of the Fund's other classes. In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

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Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

                                            Dividends,
                                              Capital
                         GE Investments        Gains
                         Funds, Inc.         and Other
                         Total Return Fund      Tax
                         Prospectus         Information
                         -----------------  -----------

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Dividend and Capital Gains Distribution

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

                                  Calculating
                                  Share Value
                                  -----------

--------------------------------------------------------------------------------

Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV per share class for the Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting the liabilities, and then dividing the result by the number of that class' outstanding shares.

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than

GE Investments Funds, Inc.

Total Return Fund

Prospectus

Calculating

Share Value

--------------------------------------------------------------------------------

would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

                                  Financial
                                  Highlights
                                  ----------

--------------------------------------------------------------------------------

The financial highlights table that follows is intended to help you understand the Fund's financial performance with respect to its Class 2 shares for the fiscal years ended December 31.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Financial Highlights

--------------------------------------------------------------------------------

Total Return

Fund -- Class 2

Shares


Years ended December 31                                       2008         2007        2006
-----------------------                                       ---- -   -------       -------
Inception date...............................................  --           --        5/1/06
                                                               --  -   -------       -------
Net Asset Value, Beginning of Period.........................          $ 17.68       $ 17.03
                                                               --  -   -------       -------
Income (Loss) from Investment Operations:
                                                               --  -   -------       -------
   Net Investment Income.....................................             0.38          0.26
                                                               --  -   -------       -------
   Net Realized and Unrealized Gains (Losses) on Investments.             1.67          0.94
                                                               --  -   -------       -------
Total Income (Loss) from Investment Operations...............             2.05          1.20
                                                               --  -   -------       -------
Less Distributions from:
                                                               --  -   -------       -------
   Net investment income.....................................             0.38          0.31
                                                               --  -   -------       -------
   Net realized gains........................................             0.79          0.24
                                                               --  -   -------       -------
Total Distributions..........................................             1.17          0.55
                                                               --  -   -------       -------
Net Asset Value, End of Period...............................          $ 18.56       $ 17.68
                                                               --  -   -------       -------
Total Return (a).............................................            11.63%/(b)/    7.05%
                                                               --  -   -------       -------
Ratios/Supplemental Data:
                                                               --  -   -------       -------
   Net Assets, End of Period (in thousands)..................          $15,281       $     1
                                                               --  -   -------       -------
Ratios to Average Net Assets:
                                                               --  -   -------       -------
       Net Investment Income*................................             1.75%         2.33%
                                                               --  -   -------       -------
       Net Expenses*.........................................             0.56%         0.57%
                                                               --  -   -------       -------
       Gross Expenses*.......................................             0.59%         0.64%
                                                               --  -   -------       -------
   Portfolio Turnover Rate...................................              176%          138%
                                                               --  -   -------       -------


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Notes to

Financial

Highlights

(a)Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Total returns do not include insurance company separate account fees and expenses. Such fees and expenses would reduce the overall returns shown. Periods less than one year are not annualized.

  (b)The total return includes .07% related to the purchases and sales of initial public offerings.
* Annualized for periods less than one year.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus


If you wish to     You will find additional information about the GE
know more          Investments Funds including the Total Return Fund in the
                   following documents:

                   Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

                   Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

                   the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc. Also, you may obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE Investments     You may obtain a free copy of the SAI or the Funds'
Funds, Inc.        annual/semi-annual report and make shareholder inquiries
                   by contacting:

                   GE Investment Distributors, Inc.
                   P.O. Box 7900
                   3001 Summer Street
                   Stamford, CT 06904
                   Or
                   Capital Brokerage Corporation
                   6630 West Broad Street
                   Richmond, VA 23230
                   Telephone 1-800-493-3042

Investment         GE Asset Management Incorporated
Adviser            P.O. Box 7900
                   3001 Summer Street
                   Stamford, CT 06904

Transfer Agent     PNC Global Investment Servicing
                   101 Sabin Street
                   Pawtucket, RI 02860

Custodian          State Street Bank and Trust Company
                   One Lincoln Street
                   Boston, MA 02111

Distributor        GE Investment Distributors, Inc.
                   Member FINRA/SIPC
                   This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.


Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------


GEFTOT-2 (05/09)

GE Investments Funds, Inc.

Prospectus


May 1, 2009


--------------------------------------------------------------------------------

Total Return Fund

Class 3 Shares

--------------------------------------------------------------------------------

Like all mutual funds, the Fund's shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Contents

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus


      Asset Allocation Funds                                          3
      ----------------------                                          --
      Total Return Fund..............................................  4
                                                                      --
      Fund Expenses..................................................  6
                                                                      --
      More on Strategies, Risks and Disclosure of Portfolio Holdings.  8
                                                                      --
      Important Definitions..........................................  8
                                                                      --
      More on Investment Strategies.................................. 12
                                                                      --
      More on Risks.................................................. 15
                                                                      --
      Disclosure of Portfolio Holdings............................... 19
                                                                      --
      About the Investment Adviser................................... 21
                                                                      --
      Investment Adviser and Administrator........................... 21
                                                                      --
      Board of Director's Approval of Investment Advisory Agreement.. 21
                                                                      --
      About the Portfolio Managers................................... 22
                                                                      --
      Shares of the Fund............................................. 24
                                                                      --
      Investor Service Plan
                                                                      --
      Distribution and Service (12b-1) Plan.......................... 24
                                                                      --
      Other Compensation Arrangements................................ 24
                                                                      --
      Distribution of Shares......................................... 25
                                                                      --
      Purchase and Redemption of Shares.............................. 25
                                                                      --
      Disruptive Trading Policy...................................... 26
                                                                      --
      Contract Owner Voting Rights................................... 27
                                                                      --
      Plan Participant Voting Rights................................. 28
                                                                      --
      Dividends, Capital Gains and Other Tax Information............. 29
                                                                      --
      Dividend and Capital Gains Distribution........................ 29
                                                                      --
      Taxes.......................................................... 29
                                                                      --
      Calculating Share Value........................................ 30
                                                                      --
      Financial Highlights........................................... 32
                                                                      --



Additional information regarding the GE Investments Funds, Inc. (the "Funds"), including the Total Return Fund (the "Fund"), is contained in the Statement of Additional Information (SAI) dated May 1, 2009, which is incorporated by reference into (legally forms a part of) this Prospectus.


Class 3 shares of the Fund are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies.

--------------------------------------------------------------------------------

                     [This page intentionally left blank.]

                                            GE
                                        Investments
                                        Funds, Inc.
                                           Total
                            Asset         Return
                            Allocation     Fund
                            Funds       Prospectus
                            ----------  -----------

--------------------------------------------------------------------------------

An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Total Return Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both capital appreciation and current income

[_] want a single diversified investment


The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity, Income and Money Market Funds, the Total Return Fund presents a diversification alternative within one fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.


For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Asset Allocation Funds

--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------

Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy


The Total Return Fund invests primarily in a combination of equity securities and investment-grade debt securities. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. and foreign equity and debt securities and cash based on the relative attractiveness of the asset classes.

The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.


The portfolio managers seek to identify equity securities of companies with characteristics such as:

[_] strong earnings growth

[_] favorable valuation

[_] attractive prices

[_] a presence in successful industries

[_] high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitations with respect to the maturities of the instruments in which it may invest.



The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques, including investments in derivative instruments such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, style risk (mid-cap company risk, growth investing risk and value investing risk), foreign exposure risk, bond market risk, interest rate risk, credit risk, municipal obligations risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, equity securities of companies that are located in developing countries outside the United States and initial public offerings of equity securities, the Fund would be subject to high yield securities risk, emerging markets risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.


The Fund's cash position typically has less total return potential over time than the Fund's other asset classes but at times may be relatively more attractive.


The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance with respect to its Class 3 shares. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance with respect to its Class 3 shares varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter with respect to its Class 3 shares was 5.74% for the quarter ended June 30, 2007. The Fund's lowest return for a quarter with respect to its Class 3 shares during those periods was -0.33% for the quarter ended December 31, 2007.

The table opposite illustrates how the Fund's Class 3 shares' average annual returns for different calendar periods compare to the return of the S&P 500(R) Index and the return of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


Calendar Year Total Returns - Class 3 Shares


2007 11.56%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                        1      Since
                                                       Year Inception/1/
                                                       ---- -----------
        Total Return Fund -- Class 3 Shares...........  %        %
                                                        -        -
        S&P 500(R) Index/2/...........................  %        %
                                                        -        -
        Barclays Capital U.S. Aggregate Bond Index/2/.  %        %
                                                        -        -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/  Inception date: May 1, 2006.


/2/ The returns of the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from the month end nearest the Fund's Class 3 inception date.


All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                          GE Investments
                          Funds, Inc.
                          Total Return Fund    Fund
                          Prospectus         Expenses
                          -----------------  --------

--------------------------------------------------------------------------------

Shareholder Fees

No sales charge (load) is imposed on purchases of Class 3 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of Class 3 shares (although your variable contract may impose such charges). The Fund also does not impose a redemption fee or an exchange fee.


Annual fund operating expenses are paid from the Fund's assets and are reflected in the Fund's share price and dividends. The figures below show the annual fund operating expenses that are expected to be incurred by the Fund during the current fiscal year. The fees and expenses reflected in the table below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.



            Annual Fund
            Operating
            Expenses
            (as a percentage of
            average net assets)
            -------------------                             -------
                                                            Class 3
                                                            -------
            Management Fees/1/.............................    0.50%
                                                            -------
            Distribution and Service (12b-1) Fees..........    0.25%
                                                            -------
            Other Expenses/3, 4/...........................    0.24%
                                                            -------
            Acquired Fund Fees and Expenses/5/.............    0.02%
                                                            -------
            Total Annual Fund Operating Expenses...........    1.01%
                                                            -------
            Fees Reimbursed or Waived by the Adviser/2, 6/.    0.03%
                                                            -------
            Net Annual Fund Operating Expenses.............    0.98%
                                                            -------



/1/ At a shareholders meeting held on April 9, 2009, the Total Return Fund shareholders approved the new management fee shown above, which became effective on May 1, 2009.
/2/ GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund (the "Total Return Management Fee Waiver Agreement"). Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

/3/ The expense information reflects actual expenses incurred during the fiscal year ended December 31, 2008, plus amounts expected to be incurred pursuant to the Class 3 shares Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 3 shares) during that period.

/4/ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred specifically by the Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

/5/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including exchange traded funds
(ETFs), the GEI Investment Fund and the GE Funds -- GE Money Market Fund ("GE Money Market Fund"), which has served as the cash sweep vehicle for the Fund. The figures above show actual fees and expenses incurred by the Total Return Fund in the most recent fiscal year.

/6 /GE Asset Management will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid by the Total Return Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any.

--------------------------------------------------------------------------------

The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in Class 3 shares of the Fund with the cost of investing in the Fund's other classes of shares or in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, the costs shown below would be higher.

--------------------------------------------------------------------------------

                                        You would
                                         pay the
                                        following
                                       expenses on
                                        a $10,000
                                       investment,
                                        assuming
                              Example  redemption:
                              -------  -----------

                                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
         Total Return Fund -- Class 3*.  $66    $221    $390     $880
                                         ---    ----    ----     ----


          * The expenses shown reflect GE Asset Management's contractual agreement to reduce management fees for the first year of each period noted.

                                              More on
                                            Strategies,
                                             Risks and
                         GE Investments     Disclosure
                         Funds, Inc.            of
                         Total Return Fund   Portfolio
                         Prospectus          Holdings
                         -----------------  -----------

--------------------------------------------------------------------------------

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans, or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.


Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one-year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.


Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


Equitized cash is a technique that uses futures or other instruments to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund's investments.

--------------------------------------------------------------------------------

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.


Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.


Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

[_] Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

[_] Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States

[_] Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.


Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund's books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

--------------------------------------------------------------------------------

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.



Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Fund may invest in money market instruments either directly or indirectly through investments in the GE Funds - GE Money Market Fund (GE Money Market Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage- backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

--------------------------------------------------------------------------------

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae)

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

--------------------------------------------------------------------------------


securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.


Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates the fund's sensitivity to changes in interest rates. In general, the longer the fund's weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

--------------------------------------------------------------------------------

More on Investment Strategies

In addition to the Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.


Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay
operating expenses, and (iv) during a Fund restructuring. The Fund may invest in equity securities and may equitize cash in order to gain equity market exposure with respect to such holdings of cash.

The Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Directors and therefore investments in accordance with the Fund's investment objective and policies would no longer be appropriate.


The Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of the Fund's management fee in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.


Before using the GE Money Market Fund for this purpose, the Fund may have invested a portion of its cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. The Fund may continue to hold a small interest in the GEI Investment Fund.

To the extent that the Fund holds cash, it may not achieve its investment objective.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and

Disclosure of Portfolio Holdings

--------------------------------------------------------------------------------

The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated technique.


 Investment Techniques
 ---------------------                  -------------------------------------

                                                            Total Return Fund
                                        -------------------------------------

 Borrowing.............................                               33 1/3%
                                        -------------------------------------

 Repurchase Agreements.................                                   Yes
                                        -------------------------------------

 Reverse Repurchase Agreements.........                                   Yes
                                        -------------------------------------

 Restricted Securities and Illiquid
   Investments.........................                                   Yes
                                        -------------------------------------

 Structured and Indexed Securities.....                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Options.............................                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Index Options.......................                                   Yes
                                        -------------------------------------

 Futures Contracts and Options on
   Futures Contracts...................                                   Yes
                                        -------------------------------------

 Forward Currency Transactions.........                                   Yes
                                        -------------------------------------

 Options on Foreign Currencies.........                                   Yes
                                        -------------------------------------

 Maximum Investment in Debt Securities.                                  100%
                                        -------------------------------------

 Maximum Investment in High Yield
   Securities..........................                                   30%
                                        -------------------------------------

 Maximum Investment in Foreign
   Securities..........................                                   70%
                                        -------------------------------------

 When-Issued and Delayed Delivery
   Securities..........................                                   Yes
                                        -------------------------------------

 Lending Portfolio Securities..........                                   Yes
                                        -------------------------------------

 Rule 144A Securities..................                                   Yes
                                        -------------------------------------

 Debt Obligations of Supranational
   Agencies............................                                   Yes
                                        -------------------------------------

 Depositary Receipts...................                                   Yes
                                        -------------------------------------

 Securities of Other Investment Funds..                                   Yes
                                        -------------------------------------

 Municipal Leases......................                                    No
                                        -------------------------------------

 Floating and Variable Rate Instruments                                   Yes
                                        -------------------------------------

 Participation Interests in Municipal
   Obligations.........................                                    No
                                        -------------------------------------

 Zero Coupon Obligations...............                                   Yes
                                        -------------------------------------

 Municipal Obligation Components.......                                   Yes
                                        -------------------------------------

 Custodial Receipts on Municipal
   Obligations.........................                                   Yes
                                        -------------------------------------

 Mortgage Related Securities,
   including CMOs......................                                   Yes
                                        -------------------------------------

 Government Stripped Mortgage Related
   Securities..........................                                   Yes
                                        -------------------------------------

 Asset Backed Securities and
   Receivable-Backed Securities........                                   Yes
                                        -------------------------------------

 Mortgage Dollar Rolls.................                                   Yes
                                        -------------------------------------

 Short Sales Against the Box...........                                   Yes
                                        -------------------------------------

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More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Total Return Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- may help you to manage risk and achieve the results you need to comfortably reach your financial goals.


The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.


The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.


Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.


Derivative Instruments Risk: The Fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund's performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.


Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, to the extent that the Fund invests in emerging market countries, it may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

[_] Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

[_] Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

[_] Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

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High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.


Illiquid Investments Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.


Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and Disclosure of Portfolio Holdings

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Portfolio Turnover Risk: Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transactions costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. The Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.


Repurchase Agreements Risk: The Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.


Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

[_] Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

[_] Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in

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larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

[_] Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

[_] Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under the section "Calculating Share Value." The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' SAI.

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                                  About the
                                  Investment
                                  Adviser
                                  ----------

--------------------------------------------------------------------------------

Investment Adviser and Administrator


GE Asset Management Incorporated (GE Asset Management), located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid 1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


For its services as sub-adviser to the Fund, GE Asset Management pays Urdang Securities Management, Inc. (out of the advisory fee that it receives), an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the portion of the Total Return Fund that Urdang manages.

Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management (subject to oversight by the Board of Directors), as the Total Return Funds' investment adviser, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. The "manager of managers" arrangement is intended to enable the Total Return Fund to enhance performance by allowing GE Asset Management to employ sub-advisers best suited to the needs of the Total Return Fund without incurring the expense and delays associated with obtaining shareholder approval of sub-advisers and related sub-advisory agreements.

Operation of the Total Return Fund under the "manager of managers" arrangement would not: (1) permit investment advisory fees paid by the Total Return Fund to GE Asset Management to be increased without shareholder approval, or
(2) diminish GE Asset Management's responsibilities to the Total Return Fund, including GE Asset Management's overall responsibility for overseeing the portfolio management services furnished by its sub-advisers.



Employment of the "manager of managers" arrangement is contingent upon either
(1) receipt of an exemptive order (Order) from the SEC permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (1940 Act) which would permit such an arrangement (Rule). Under the "manager of managers" arrangement, shareholders would receive notice of, and information pertaining to, any new sub-advisory agreement and the fees payable thereunder, or any material change to an existing sub-advisory agreement. In particular, shareholders would receive the same information about a new sub-advisory agreement and a new sub-adviser that they would receive in a proxy statement related to their approval of a new sub-advisory agreement in the absence of a "manager of managers" arrangement. In each case, shareholders will receive such notice and information as required by the Order or the Rule, as applicable. In 2008, GE Asset Management filed an exemptive application and related amendment with the SEC seeking approval of a "manager of managers" arrangement with respect to all Funds, and anticipates the receipt of an Order in 2009.


Board of Director's Approval of Investment Advisory Agreement


The Fund's annual report to shareholders for the fiscal year ended December 31, 2008, contains a discussion regarding the basis for the Fund's board of directors approval of the Fund's advisory contract with GE Asset Management. The

Fund's semi-annual report to shareholders for the period ended June 30, 2009 will contain a discussion regarding the basis for the Fund's board of directors' approval of the sub-advisory contract with Urdang.


Investment Management Fee:
--------------------------------------------------------------------------------

The Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:


                            Total Return Fund. 0.50%

GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund. Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.


GE Investments

Funds, Inc.

Total Return Fund

Prospectus

About the Investment Manager

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About the Portfolio Managers

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Total Return Fund generally have final authority over all aspects of their portions of the Fund's investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the Total Return Fund followed by biographical information for each portfolio manager.

Portfolio Management Team


The Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer, Diane M. Wehner and David Wiederecht. Ms. Studer and Mr. Wiederecht are both vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the Total Return Fund's assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the Total Return Fund's assets allocated to Messrs. Studer and Wiederecht to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers and sub-adviser(s) have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund's objective.


Portfolio Manager Biographies


The following sets forth biographical information for those individuals who are primarily responsible for managing the Total Return Fund's investments. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager (including those of Urdang): (i) portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and
(iii) each portfolio manager's ownership of shares of the Total Return Fund, if any.

Paul M. Colonna is a Director and President -- Fixed Income at GE Asset Management. Since January 2005, he has been responsible for the fixed income portion of the Total Return Fund. Mr. Colonna became President -- Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000,
Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Ralph R. Layman is a Director and President -- International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has been responsible for the international equity portion of the Total Return Fund since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992 and President, International Equities in March 2007.


Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has been responsible for the U.S. equity portion of the Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.

Judith A. Studer is a Director and President -- U.S. Equities at GE Asset Management. Ms. Studer has led the team of portfolio managers for the Total Return Fund since July 2004 and has co-led the Fund since January 2009.

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Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- U.S. Equities in 1991, Senior Vice President -- International Equities in 1995, President -- Investment Strategies in March 2007 and President -- U.S. Equities in June 2007.


Diane M. Wehner is a Senior Vice President of GE Asset Management. Ms. Wehner has been responsible for the mid-cap equity portion of the Total Return Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is Director and President - Investment Strategies at GE Asset Management since February 2008 and has co-led a team of portfolio managers for the Total Return Fund since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director - Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are primarily responsible for the day-to-day management of the investment programs for the following Funds. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. As with GE Asset Management's portfolio managers, the sub-advisers may change the portfolio managers from time to time.



Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management, as the Total Return Fund's investment manager, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. Employment of the "manager of managers" arrangement is contingent upon either (1) receipt of an exemptive order from the Securities and Exchange Commission ("SEC") permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the 1940 Act which would permit such an arrangement. Under this arrangement, in the event of a change in the sub-adviser(s) to the Total Return Fund, variable contract owners invested in that Fund will be sent an information statement providing information about the new sub-adviser(s) within 90 days of such change.

Total Return Fund



Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462



Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon's. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2008, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.4 billion.



The portion of the Total Return Fund's assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.



Dean Frankel is the senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang's proprietary research process including the firm's Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American real estate securities portfolio.

Eric Rothman is a portfolio manager at Urdang. In his role as portfolio manager, Mr. Rothman is responsible for assisting Mr. Frankel for the strategy for U.S. REITs, including market research, sector allocations and real estate securities analysis. In addition, Mr. Rothman has primary coverage responsibility for the lodging, self storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience. Prior to joining Urdang, Mr. Rothman was an equity REIT research analyst with Wachovia Securities from February 2001 to August 2006 and a research analyst with AEW Capital Management, L.P. from 1997 to 2001.




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Investor Service Plan

The Company has adopted an Investor Service Plan (Service Plan) with respect to Class 3 shares of the Total Return Fund. Under this Service Plan, the Company, on behalf of the Total Return Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer Class 3 shares of the Total Return Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under the Service Plan by the Total Return Fund's Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such shares. The Service Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Service Plan, please see the statement of additional information (SAI) for the Fund.

                         GE Investments      Purchase
                         Funds, Inc.           and
                         Total Return Fund  Redemption
                         Prospectus         of Shares
                         -----------------  ----------

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Distribution and Service (12b-1) Plan


The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 3 shares of the Total Return Fund. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Total Return Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Total Return Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Total Return Fund's Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares of the Total Return Fund as an investment option under such variable contracts. The amount of compensation paid under the Class 3 12b-1 Plan by the Fund's Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such shares. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Total Return Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

For more information about the 12b-1 Plans, please see the statement of additional information (SAI) for the Funds.


--------------------------------------------------------------------------------

Arrangements


GE Asset Management and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. Firms that receive these payments may be affiliated with GE Asset Management. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.


GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software,
(2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment. These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Fund as investment options under variable contracts.

GE Asset Management does not direct the Fund's portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Fund's portfolio transactions in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by

--------------------------------------------------------------------------------

affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

--------------------------------------------------------------------------------

Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers four share classes of the Fund as investment options for variable contracts -- Class 1, Class 2, Class 3 and Class 4. This prospectus only offers Class 3 shares of the Fund. Class 1, Class 2 and Class 4 shares of the Fund are offered through separate prospectuses. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of the Fund's shares.

Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of the Fund. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company's current participation agreements (which do not differ materially from one another).

--------------------------------------------------------------------------------

Purchase and Redemption of Shares

For each day on which the Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem its shares of the Fund based on the instructions of plan trustees or participants. The Account purchases or redeems shares of the Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Purchase and Redemption of Shares
--------------------------------------------------------------------------------

permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and the Distributor may reject any order to purchase shares of the Fund for any reason.

--------------------------------------------------------------------------------

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Fund is not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading").

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund's investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company's variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor's enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

--------------------------------------------------------------------------------

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection.

Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

[_] require the Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

[_] require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

[_] increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "time-zone" arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern
Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity arbitrage," a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:
    (1)as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.
    (2)as to matters where the interests of one class of the Fund's shares differ from the interests of the Fund's other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Purchase and Redemption of Shares

--------------------------------------------------------------------------------

Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

                                 Dividends,
                                 Capital Gains
                                 and Other Tax
                                 Information
                                 -------------

--------------------------------------------------------------------------------

Dividend and Capital Gains Distribution

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

                         GE Investments
                         Funds, Inc.        Calculating
                         Total Return Fund     Share
                         Prospectus            Value
                         -----------------  -----------

--------------------------------------------------------------------------------

Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV per share class for the Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting the liabilities, and then dividing the result by the number of that class' outstanding shares.

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances.

The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced

--------------------------------------------------------------------------------

using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

                         GE Investments
                         Funds, Inc.
                         Total Return Fund  Financial
                         Prospectus         Highlights
                         -----------------  ----------

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The financial highlights table that follows is intended to help you understand the Fund's financial performance with respect to its Class 3 shares for the fiscal years ended December 31.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

--------------------------------------------------------------------------------

Total Return Fund


Years ended December 31                                       2008      2007        2006
-----------------------                                       ---- ----------     --------
Inception date...............................................  --          --       5/1/06
                                                               --  ----------     --------
Net Asset Value, Beginning of Period.........................      $    17.69     $  17.03
                                                               --  ----------     --------
Income (Loss) from Investment Operations:
                                                               --  ----------     --------
   Net Investment Income.....................................            0.35         0.12
                                                               --  ----------     --------
   Net Realized and Unrealized Gains (Losses) on Investments.            1.69         1.10
                                                               --  ----------     --------
Total Income (Loss) From Investment Operations...............            2.04         1.22
                                                               --  ----------     --------
Less Distributions from:
                                                               --  ----------     --------
   Net investment income.....................................            0.35         0.32
                                                               --  ----------     --------
   Net realized gains........................................            0.79         0.24
                                                               --  ----------     --------
Total Distributions..........................................            1.14         0.56
                                                               --  ----------     --------
Net Asset Value, End of Period...............................      $    18.59     $  17.69
                                                               --  ----------     --------
Total Return (a).............................................           11.56%(b)     7.17%
                                                               --  ----------     --------
Ratios/Supplemental Data:
                                                               --  ----------     --------
   Net Assets, End of Period (in thousands)..................      $1,173,708     $396,349
                                                               --  ----------     --------
Ratios to Average Net Assets:
                                                               --  ----------     --------
       Net Investment Income*................................            2.04%        2.09%
                                                               --  ----------     --------
       Net Expenses*.........................................            0.61%        0.62%
                                                               --  ----------     --------
   Gross Expenses*...........................................            0.65%        0.69%
                                                               --  ----------     --------
   Portfolio Turnover Rate...................................             176%         138%
                                                               --  ----------     --------


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Notes to Financial Highlights

(a)Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Total returns do not include insurance company separate account fees and expenses. Such fees and expenses would reduce the overall returns shown. Periods less than one year are not annualized.
(b)The total return includes .07% related to the purchases and sales of initial public offerings.
* Annualized for periods less than one year.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus


 If you wish to     You will find additional information about the GE
 know more          Investments Funds including the Total Return Fund in the
                    following documents:

                    Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

                    Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

                    the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc. Also, you may obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

 GE Investments     You may obtain a free copy of the SAI or the Funds'
 Funds, Inc.        annual/semi-annual report and make shareholder inquiries
                    by contacting:

                    GE Investment Distributors, Inc.
                    P.O. Box 7900
                    3001 Summer Street
                    Stamford, CT 06904
                    Or
                    Capital Brokerage Corporation
                    6630 West Broad Street
                    Richmond, VA 23230
                    Telephone 1-800-493-3042

 Investment         GE Asset Management Incorporated
 Adviser            P.O. Box 7900
                    3001 Summer Street
                    Stamford, CT 06904

 Transfer Agent     PNC Global Investment Servicing
                    101 Sabin Street
                    Pawtucket, RI 02860

 Custodian          State Street Bank and Trust Company
                    One Lincoln Street
                    Boston, MA 02111

 Distributor        GE Investment Distributors, Inc.
                    Member FINRA/SIPC
                    This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.

GE Investments Funds, Inc.

Prospectus


May 1, 2009


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Total Return Fund

Class 4 Shares

--------------------------------------------------------------------------------

Like all mutual funds, the Fund's shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                            [GRAPHIC APPEARS HERE]

Contents

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

      Asset Allocation Funds                                          3
      ----------------------                                          --
      Total Return Fund..............................................  4
                                                                      --
      Fund Expenses..................................................  6
                                                                      --
      More on Strategies, Risks and Disclosure of Portfolio Holdings.  8
                                                                      --
      Important Definitions..........................................  8
                                                                      --
      More on Investment Strategies.................................. 12
                                                                      --
      More on Risks.................................................. 15
                                                                      --
      Disclosure of Portfolio Holdings............................... 19
                                                                      --
      About the Investment Adviser................................... 21
                                                                      --
      Investment Adviser and Administrator........................... 21
                                                                      --
      Board of Director's Approval of Investment Advisory Agreement.. 21
                                                                      --
      About the Portfolio Managers................................... 22
      Shares of the Fund............................................. 24
                                                                      --
      Distribution and Service (12b-1) Plan.......................... 24
                                                                      --
      Other Compensation Arrangements................................ 24
                                                                      --
      Distribution of Shares......................................... 25
                                                                      --
      Purchase and Redemption of Shares.............................. 25
                                                                      --
      Disruptive Trading Policy...................................... 26
                                                                      --
      Contract Owner Voting Rights................................... 27
                                                                      --
      Plan Participant Voting Rights................................. 27
                                                                      --
      Dividends, Capital Gains and Other Tax Information............. 28
                                                                      --
      Dividends and Capital Gains Distributions...................... 28
                                                                      --
      Taxes.......................................................... 28
                                                                      --
      Calculating Share Value........................................ 29
                                                                      --
      Financial Highlights........................................... 31
                                                                      --


Additional information regarding the GE Investments Funds, Inc. (the "Funds"), including the Total Return Fund (the "Fund"), is contained in the Statement of Additional Information (SAI) dated May 1, 2009, which is incorporated by reference into (legally forms a part of) this Prospectus.


Class 4 shares of the Fund are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies.
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                GE
            Investments
            Funds, Inc.
               Total
Asset         Return
Allocation     Fund
Funds       Prospectus
----------  -----------

--------------------------------------------------------------------------------

An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Total Return Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both capital appreciation and current income

[_] want a single diversified investment


The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity, Income and Money Market Funds, the Total Return Fund presents a diversification alternative within one fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.


For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Asset Allocation Funds

--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------

Investment Objective:

The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy


The Total Return Fund invests primarily in a combination of equity securities and investment-grade debt securities. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. and foreign equity and debt securities and cash based on the relative attractiveness of the asset classes.

The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.


The portfolio managers seek to identify equity securities of companies with characteristics such as:

[_] strong earnings growth

[_] favorable valuation

[_] attractive prices

[_] a presence in successful industries

[_] high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.



The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques, including investments in derivative instruments such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, style risk (mid-cap company risk, growth investing risk and value investing risk), foreign exposure risk, bond market risk, interest rate risk, credit risk, municipal obligations risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, equity securities of companies that are located in developing countries outside the United States and initial public offerings of equity securities, the Fund would be subject to high yield securities risk, emerging markets risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.


The Fund's cash position typically has less total return potential over time than the Fund's other asset classes but at times may be relatively more attractive.


The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance with respect to its Class 4 shares. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance with respect to its Class 4 shares varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter with respect to its Class 4 shares was 5.74% for the quarter ended June 30, 2007. The Fund's lowest return for a quarter with respect to its Class 4 shares during those periods was -0.29% for the quarter ended December 31, 2007.

The table opposite illustrates how the Fund's Class 4 shares' average annual returns for different calendar periods compare to the return of the S&P 500(R) Index and the return of the Barclays Capital U.S. Aggregate Bond Index (Lehman Brothers Aggregate Bond Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


Calendar Year Total Returns -- Class 4 Shares


2007 11.68%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                                Since
                                                      1 Year Inception/1/
                                                      ------ -----------
       Total Return Fund -- Class 4 Shares...........   %         %
       S&P 500(R) Index/2/...........................   %         %
       Barclays Capital U.S. Aggregate Bond Index/2/.   %         %
                                                        -         -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/  Inception date: -- May 1, 2006.


/2/ The returns of the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from the month end nearest the Fund's Class 4 inception date.


All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments
Funds, Inc.
Total Return Fund    Fund
Prospectus         Expenses
-----------------  --------

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Shareholder Fees

No sales charge (load) is imposed on purchases of Class 4 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of Class 4 shares (although your variable contract may impose such charges). The Fund also does not impose a redemption fee or an exchange fee.


Annual fund operating expenses are paid from the Fund's assets and are reflected in the Fund's share price and dividends. The figures below show annual fund operating expenses that are expected to be incurred by the Fund during the current fiscal year. The fees and expenses reflected in the table below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.



Annual Fund
Operating
Expenses
(as a percentage of
average net assets)
-------------------                             -------
                                                Class 4
                                                -------
Management Fees/1/.............................    0.50%
                                                -------
Distribution and Service (12b-1) Fees..........    0.45%
                                                -------
Other Expenses/3, 4/...........................    0.04%
                                                -------
Acquired Fund Fees and Expenses/5/.............    0.02%
                                                -------
Total Annual Fund Operating Expenses...........    1.01%
                                                -------
Fees Reimbursed or Waived by the Adviser/2, 6/.    0.03%
                                                -------
Net Annual Fund Operating Expenses.............    0.98%
                                                -------



/1/ At a shareholders meeting held on April 9, 2009, the Total Return Fund shareholders approved the new management fee shown above, which became effective on May 1, 2009.

/2/ GE Asset Management has entered into a contractual arrangement with GE Investments Funds, Inc. (the "Company") to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund (the "Total Return Management Fee Waiver Agreement"). Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

/3/ The expense information reflects actual expenses incurred during the fiscal year ended December 31, 2008

/4/ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred specifically by the Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such auditing fees, custodial fees, registration fees and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

/5/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including exchange traded funds
(ETFs), the GEI Investment Fund and the GE Funds -- GE Money Market Fund ("GE Money Market Fund"), which has served as the cash sweep vehicle for the Total Return Fund since March 17, 2008. The figures above show actual fees and expenses incurred by the Total Return Fund in the most recent fiscal year.

/6/ GE Asset Management will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid by the Total Return Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any.

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The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in Class 4 shares of the Fund with the cost of investing in the Fund's other classes of shares or in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, the costs shown below would be higher.

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          You would
           pay the
          following
         expenses on
          a $10,000
         investment,
          assuming
Example  redemption:
-------  -----------
                               1 Year 3 Years 5 Years 10 Years
                               ------ ------- ------- --------
Total Return Fund -- Class 4*.  $81    $268    $472    $1,058
                                ---    ----    ----    ------


          * The expenses shown reflect GE Asset Management's contractual agreement to reduce management fees for the first year of each period noted.

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                   Strategies,
                    Risks and
GE Investments     Disclosure
Funds, Inc.            of
Total Return Fund   Portfolio
Prospectus          Holdings
-----------------  -----------

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Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans, or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.


Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one-year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.


Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


Equitized cash is a technique that uses futures or other instruments to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund's investments.

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Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.


Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.


Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

[_] Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

[_] Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States

[_] Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.


Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund's books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the

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interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.



Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Funds may invest in money market instruments either directly or indirectly through investments in the GE Funds -- GE Money Market Fund (GE Money Market Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.



Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred

--------------------------------------------------------------------------------

stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage

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Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation
(FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.


Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates the fund's sensitivity to changes in interest rates. In general, the longer the fund's weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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More on Investment Strategies

In addition to the Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.


Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. The Fund may invest in equity securities and may equitize cash in order to gain equity market exposure with respect to such holdings of cash

..

The Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Directors and therefore investments in accordance with the Fund's investment objective and policies would no longer be appropriate.


The Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of the Fund's management fee in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.


Before using the GE Money Market Fund for this purpose, the Fund may have invested a portion of its cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. The Fund may continue to hold a small interest in the GEI Investment Fund.

To the extent that the Fund holds cash, it may not achieve its investment objective.

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The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated technique.


 Investment Techniques
 ---------------------                  -------------------------------------

                                                            Total Return Fund
                                        -------------------------------------

 Borrowing.............................                               33 1/3%
                                        -------------------------------------

 Repurchase Agreements.................                                   Yes
                                        -------------------------------------

 Reverse Repurchase Agreements.........                                   Yes
                                        -------------------------------------

 Restricted Securities and Illiquid
   Investments.........................                                   Yes
                                        -------------------------------------

 Structured and Indexed Securities.....                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Options.............................                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Index Options.......................                                   Yes
                                        -------------------------------------

 Futures Contracts and Options on
   Futures Contracts...................                                   Yes
                                        -------------------------------------

 Forward Currency Transactions.........                                   Yes
                                        -------------------------------------

 Options on Foreign Currencies.........                                   Yes
                                        -------------------------------------

 Maximum Investment in Debt Securities.                                  100%
                                        -------------------------------------

 Maximum Investment in High Yield
   Securities..........................                                   30%
                                        -------------------------------------

 Maximum Investment in Foreign
   Securities..........................                                   70%
                                        -------------------------------------

 When-Issued and Delayed Delivery
   Securities..........................                                   Yes
                                        -------------------------------------

 Lending Portfolio Securities..........                                   Yes
                                        -------------------------------------

 Rule 144A Securities..................                                   Yes
                                        -------------------------------------

 Debt Obligations of Supranational
   Agencies............................                                   Yes
                                        -------------------------------------

 Depositary Receipts...................                                   Yes
                                        -------------------------------------

 Securities of Other Investment Funds..                                   Yes
                                        -------------------------------------

 Municipal Leases......................                                    No
                                        -------------------------------------

 Floating and Variable Rate Instruments                                   Yes
                                        -------------------------------------

 Participation Interests in Municipal
   Obligations.........................                                    No
                                        -------------------------------------

 Zero Coupon Obligations...............                                   Yes
                                        -------------------------------------

 Municipal Obligation Components.......                                   Yes
                                        -------------------------------------

 Custodial Receipts on Municipal
   Obligations.........................                                   Yes
                                        -------------------------------------

 Mortgage Related Securities,
   including CMOs......................                                   Yes
                                        -------------------------------------

 Government Stripped Mortgage Related
   Securities..........................                                   Yes
                                        -------------------------------------

 Asset Backed Securities and
   Receivable-Backed Securities........                                   Yes
                                        -------------------------------------

 Mortgage Dollar Rolls.................                                   Yes
                                        -------------------------------------

 Short Sales Against the Box...........                                   Yes
                                        -------------------------------------

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More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Total Return Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- may help you to manage risk and achieve the results you need to comfortably reach your financial goals.


The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.


The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.


Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.


Derivative Instruments Risk: The Fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund's performance and its rate of income distributions for a particular period of

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time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.


Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, to the extent that the Fund invests in emerging market countries, it may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

[_] Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

[_] Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

[_] Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

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High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.


Illiquid Investments Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.


Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

GE Investments Funds, Inc.

Total Return Fund

Prospectus

More on Strategies, Risks and

Disclosure of Portfolio Holdings

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Portfolio Turnover Risk: Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transactions costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. The Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.


Repurchase Agreements Risk: The Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.


Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

[_] Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

[_] Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in

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larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

[_] Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

[_] Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under the section "Calculating Share Value." The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' SAI.

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About the
Investment
Adviser
----------

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Investment Adviser and Administrator


GE Asset Management Incorporated (GE Asset Management), located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid 1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


For its services as sub-adviser to the Fund, GE Asset Management pays Urdang Securities Management, Inc. (out of the advisory fee that it receives), an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the portion of the Total Return Fund that Urdang manages.

Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management (subject to oversight by the Board of Directors), as the Total Return Funds' investment adviser, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. The "manager of managers" arrangement is intended to enable the Total Return Fund to enhance performance by allowing GE Asset Management to employ sub-advisers best suited to the needs of the Total Return Fund without incurring the expense and delays associated with obtaining shareholder approval of sub-advisers and related sub-advisory agreements.

Operation of the Total Return Fund under the "manager of managers" arrangement would not: (1) permit investment advisory fees paid by the Total Return Fund to GE Asset Management to be increased without shareholder approval, or
(2) diminish GE Asset Management's responsibilities to the Total Return Fund, including GE Asset Management's overall responsibility for overseeing the portfolio management services furnished by its sub-advisers.



Employment of the "manager of managers" arrangement is contingent upon either
(1) receipt of an exemptive order (Order) from the SEC permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (1940 Act) which would permit such an arrangement (Rule). Under the "manager of managers" arrangement, shareholders would receive notice of, and information pertaining to, any new sub-advisory agreement and the fees payable thereunder, or any material change to an existing sub-advisory agreement. In particular, shareholders would receive the same information about a new sub-advisory agreement and a new sub-adviser that they would receive in a proxy statement related to their approval of a new sub-advisory agreement in the absence of a "manager of managers" arrangement. In each case, shareholders will receive such notice and information as required by the Order or the Rule, as applicable. In 2008, GE Asset Management filed an exemptive application and related amendment with the SEC seeking approval of a "manager of managers" arrangement with respect to all Funds, and anticipates the receipt of an Order in 2009.


Board of Director's Approval of Investment Advisory Agreement


The Fund's annual report to shareholders for the fiscal year ended December 31, 2008, contains a discussion regarding the basis for the Fund's board of directors approval of the Fund's advisory contract with GE Asset Management. The

Fund's semi-annual report to shareholders for the period ended June 30, 2009 will contain a discussion regarding the basis for the Fund's board of directors' approval of the sub-advisory contract with Urdang.


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Investment Management Fee:

The Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:


Total Return Fund  0.50%
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GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund. Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

About the Investment Manager

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About the Portfolio Managers

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Total Return Fund generally have final authority over all aspects of their portions of the Fund's investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the Total Return Fund followed by biographical information for each portfolio manager.

Portfolio Management Team


The Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer, Diane M. Wehner and David Wiederecht. Ms. Studer and Mr. Wiederecht are both vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the Total Return Fund's assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the Total Return Fund's assets allocated by Messrs. Studer and Wiederecht to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers and sub-adviser(s) have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund's objective.


Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the Total Return Fund's investments. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of the Total Return Fund, if any.


Paul M. Colonna is a Director and President -- Fixed Income at GE Asset Management. Since January 2005, he has been responsible for the fixed income portion of the Total Return Fund. Mr. Colonna became President -- Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000,
Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Ralph R. Layman is a Director and President -- International Equities at
GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has been responsible for the international equity portion of the Total Return Fund since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992 and President, International Equities in March 2007.


Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has been responsible for the U.S. equity portion of the Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.


Judith A. Studer is a Director and President -- U.S. Equities at GE Asset Management. Ms. Studer has led the team of portfolio managers for the Total Return Fund since July 2004 and has co-led the Fund since January 2009.
Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- U.S. Equities in 1991, Senior Vice President -- Interna


tional Equities in 1995, President -- Investment Strategies in March 2007 and President -- U.S. Equities in June 2007.

Diane M. Wehner is a Senior Vice President of GE Asset Management. Ms. Wehner has been responsible for the mid-cap equity portion of the Total Return Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is Director and President - Investment Strategies at GE Asset Management since February 2008 and has co-led a team of portfolio managers for the Total Return Fund since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director - Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are primarily responsible for the day-to-day management of the investment programs for the following Funds. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. As with GE Asset Management's portfolio managers, the sub-advisers may change the portfolio managers from time to time.



Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management, as the Total Return Fund's investment manager, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. Employment of the "manager of managers" arrangement is contingent upon either (1) receipt of an exemptive order from the Securities and Exchange Commission ("SEC") permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the 1940 Act which would permit such an arrangement. Under this arrangement, in the event of a change in the sub-adviser(s) to the Total Return Fund, variable contract owners invested in that Fund will be sent an information statement providing information about the new sub-adviser(s) within 90 days of such change.

Total Return Fund



Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462



Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon's. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2008, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.4 billion.



The portion of the Total Return Fund's assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.



Dean Frankel is the senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang's proprietary research process including the firm's Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American real estate securities portfolio.

Eric Rothman is a portfolio manager at Urdang. In his role as portfolio manager, Mr. Rothman is responsible for assisting Mr. Frankel for the strategy for U.S. REITs, including market research, sector allocations and real estate securities analysis. In addition, Mr. Rothman has primary coverage responsibility for the lodging, self storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience. Prior to joining Urdang, Mr. Rothman was an equity REIT research analyst with Wachovia Securities from February 2001 to August 2006 and a research analyst with AEW Capital Management, L.P. from 1997 to 2001.

                    Purchase
GE Investments        and
Funds, Inc.        Redemption
Total Return Fund      of
Prospectus           Shares
-----------------  ----------

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Distribution and Service (12b-1) Plan

The Company has adopted a Distribution and Service (12b-1) Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") with respect to Class 4 shares of the Fund. Under the Plan, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. ("GEID"), the distributor of the shares of the Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund's Class 4 shares, including services to owners or prospective owners (variable contracts) issued by insurance companies that offer Class 4 shares of the Fund as an investment option under such variable contracts. The amount of compensation paid under the Plan by the Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such shares. The Plan continues in effect for Class 4 shares of the Fund from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to it. Because these fees are paid out of the Total Return Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Plan, please see the statement of additional information (SAI) for the Fund.

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Other Compensation Arrangements


GE Asset Management and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. Firms that receive these payments may be affiliated with GE Asset Management. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software,
(2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment. These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Fund as investment options under variable contracts.

GE Asset Management does not direct the Fund's portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Fund's portfolio transactions in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

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For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

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Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.


The Company currently offers four share classes of the Fund as investment options for variable contracts -- Class 1, Class 2, Class 3 and Class 4. This prospectus only offers Class 4 shares of the Fund. Class 1, Class 2 and Class 3 shares of the Fund are offered through separate prospectuses. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of the Fund's shares. Effective May 1, 2009, Class 4 shares will only be offered to those Accounts that held Class 4 shares as of such date.


Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of the Fund. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company's current participation agreements (which do not differ materially from one another).

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Purchase and Redemption of Shares

For each day on which the Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem its shares of the Fund based on the instructions of plan trustees or participants. The Account purchases and redeems shares of the Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Purchase and Redemption of Shares

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A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and the Distributor may reject any order to purchase shares of the Fund for any reason.

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long- term investments, the Fund is not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading").

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund's investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company's variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor's enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of

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variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

[_] require the Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

[_] require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

[_] increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "time-zone" arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern
Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity arbitrage," a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

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Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:
    (1)as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.
    (2)as to matters where the interests of one class of the Fund's shares differ from the interests of the Fund's other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

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Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

                   Dividends,
                     Capital
GE Investments        Gains
Funds, Inc.         and Other
Total Return Fund      Tax
Prospectus         Information
-----------------  -----------

--------------------------------------------------------------------------------

Dividend and Capital Gains Distribution

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

Calculating
Share Value
-----------

--------------------------------------------------------------------------------

Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV per share class for the Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting the liabilities, and then dividing the result by the number of that class' outstanding shares.

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Directors that are designed to estab-lish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances.

The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than

GE Investments Funds, Inc.

Total Return Fund

Prospectus

Calculating

Share Value

--------------------------------------------------------------------------------

would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

Financial
Highlights
----------

--------------------------------------------------------------------------------

The financial highlights table that follows is intended to help you understand the Fund's financial performance with respect to its Class 4 shares for the fiscal years ended December 31.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus

Financial Highlights

--------------------------------------------------------------------------------

Total Return

Fund -- Class 4 Shares


Years ended December 31                                       2008     2007       2006
-----------------------                                       ---- ------       -------
Inception date...............................................  --      --        5/1/06
                                                               --  ------       -------
Net Asset Value, Beginning of Period.........................      $17.68       $ 17.03
                                                               --  ------       -------
Income (Loss) from Investment Operations:
                                                               --  ------       -------
   Net Investment Income.....................................        0.33          0.26
                                                               --  ------       -------
   Net Realized and Unrealized Gains (Losses) on Investments.        1.73          0.92
                                                               --  ------       -------
Total Income (Loss) From Investment Operations...............        2.06          1.18
                                                               --  ------       -------
Less Distributions from:
                                                               --  ------       -------
   Net investment income.....................................        0.33          0.29
                                                               --  ------       -------
   Net realized gains........................................        0.79          0.24
                                                               --  ------       -------
Total Distributions..........................................        1.12          0.53
                                                               --  ------       -------
Net Asset Value, End of Period...............................      $18.62       $ 17.68
                                                               --  ------       -------
Total Return (a).............................................       11.68%/(b)/    6.89%
                                                               --  ------       -------
Ratios/Supplemental Data:
                                                               --  ------       -------
   Net Assets, End of Period (in thousands)..................      $    1       $     1
                                                               --  ------       -------
Ratios to Average Net Assets:
                                                               --  ------       -------
       Net Investment Income*................................        2.06%         2.17%
                                                               --  ------       -------
       Net Expenses*.........................................        0.67%         0.77%
                                                               --  ------       -------
       Gross Expenses*.......................................        0.73%         0.84%
                                                               --  ------       -------
   Portfolio Turnover Rate...................................         176%          138%
                                                               --  ------       -------


--------------------------------------------------------------------------------

Notes to

Financial

Highlights

    (a)Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Total returns do not include insurance company separate account fees and expenses. Such fees and expenses would reduce the overall returns shown. Periods less than one year are not annualized.
    (b)The total return includes .07% related to the purchases and sales of initial public offerings.
    *  Annualized for periods less than one year.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Total Return Fund

Prospectus


If you wish to     You will find additional information about the GE
know more          Investments Funds including the Total Return Fund in the
                   following documents:

                   Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

                   Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

                   the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc. Also, you may obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE Investments     You may obtain a free copy of the SAI or the Funds'
Funds, Inc.        annual/semi-annual report and make shareholder inquiries
                   by contacting:

                   GE Investment Distributors, Inc.
                   P.O. Box 7900
                   3001 Summer Street
                   Stamford, CT 06904
                   Or
                   Capital Brokerage Corporation
                   6630 West Broad Street
                   Richmond, VA 23230
                   Telephone 1-800-493-3042

Investment         GE Asset Management Incorporated
Adviser            P.O. Box 7900
                   3001 Summer Street
                   Stamford, CT 06904

Transfer Agent     PNC Global Investment Servicing
                   101 Sabin Street
                   Pawtucket, RI 02860

Custodian          State Street Bank and Trust Company
                   One Lincoln Street
                   Boston, MA 02111

Distributor        GE Investment Distributors, Inc.
                   Member FINRA/SIPC
                   This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.


Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------


GEF-TOTAL-4 (05/09)

GE Investments Funds, Inc.

Prospectus


May 1, 2009


--------------------------------------------------------------------------------

Total Return Fund

Class 2 Shares

Class 3 Shares

Class 4 Shares

--------------------------------------------------------------------------------

Like all mutual funds, the Fund's shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC APPEARS HERE]

Contents

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus

      Asset Allocation Funds                                          3
      ----------------------                                          --
      Total Return Fund..............................................  4
                                                                      --
      Fund Expenses..................................................  6
                                                                      --
      More on Strategies, Risks and Disclosure of Portfolio Holdings.  8
                                                                      --
      Important Definitions..........................................  8
                                                                      --
      More on Investment Strategies.................................. 12
                                                                      --
      More on Risks.................................................. 15
                                                                      --
      Disclosure of Portfolio Holdings............................... 19
                                                                      --
      About the Investment Adviser................................... 21
                                                                      --
      Investment Adviser and Administrator........................... 21
                                                                      --
      Board of Director's Approval of Investment Advisory Agreement.. 21
                                                                      --
      About the Portfolio Managers................................... 22
                                                                      --


            Shares of the Fund                                  24
            ------------------                                  --
            Investor Service Plan
                                                                --
            Distribution and Service (12b-1) Plans............. 24
                                                                --
            Other Compensation Arrangements.................... 24
                                                                --
            Distribution of Shares............................. 25
                                                                --
            Purchase and Redemption of Shares.................. 25
                                                                --
            Disruptive Trading Policy.......................... 26
                                                                --
            Contract Owner Voting Rights....................... 27
                                                                --
            Plan Participant Voting Rights..................... 27
                                                                --
            Dividends, Capital Gains and Other Tax Information. 28
                                                                --
            Dividend and Capital Gains Distribution............ 28
                                                                --
            Taxes.............................................. 28
                                                                --
            Calculating Share Value............................ 29
                                                                --
            Financial Highlights............................... 31
                                                                --



Additional information regarding the GE Investments Funds, Inc. (the "Funds"), including the Total Return Fund (the "Fund"), is contained in the Statement of Additional Information (SAI) dated May 1, 2009, which is incorporated by reference into (legally forms a part of) this Prospectus.


Shares of the Fund are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies.
--------------------------------------------------------------------------------

                     [This page intentionally left blank.]

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                GE
Asset       Investments
Allocation  Funds, Inc.
Funds       Prospectus
----------  -----------

--------------------------------------------------------------------------------

An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to risk, including possible loss of principal invested.

Who may want to invest in the GE Investments Total Return Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

[_] seek an investment derived from both capital appreciation and current income

[_] want a single diversified investment


The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity, Income and Money Market Funds, the Total Return Fund presents a diversification alternative within one fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.


For a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

GE Investments

Funds, Inc.

Prospectus

Asset Allocation Funds

--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------

Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy


The Total Return Fund invests primarily in a combination of equity securities and investment-grade debt securities. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. and foreign equity and debt securities and cash based on the relative attractiveness of the asset classes.

The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.


The portfolio managers seek to identify equity securities of companies with characteristics such as:

[_] strong earnings growth

[_] favorable valuation

[_] attractive prices

[_] a presence in successful industries

[_] high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

[_] attractive yields and prices

[_] the potential for capital appreciation

[_] reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitations with respect to the maturities of the instruments in which it may invest.



The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds"). The portfolio managers may use various investment techniques, including investments in derivative instruments such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

--------------------------------------------------------------------------------

The Risks

The principal risks of investing in the Fund are stock market risk, style risk (mid-cap company risk, growth investing risk and value investing risk), foreign exposure risk, bond market risk, interest rate risk, credit risk, municipal obligations risk and prepayment risk. To the extent the portfolio managers invest in high yield securities, equity securities of companies that are located in developing countries outside the United States and initial public offerings of equity securities, the Fund would be subject to high yield securities risk, emerging markets risk and initial public offerings risk. The Fund may invest in derivative instruments that carry derivative instruments risk.

The Fund may also be subject to valuation risk with respect to valuing certain Fund holdings.


The Fund's cash position typically has less total return potential over time than the Fund's other asset classes but at times may be relatively more attractive.


The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund's performance. For more information on the risks associated with high portfolio turnover, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings -- More on Risks" later in this Prospectus.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies, Risks and Disclosure of Portfolio Holdings" later in this Prospectus.

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance with respect to its Class 2, Class 3 and Class 4 shares. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included.


The bar chart illustrates how the Fund's performance with respect to its Class 2 shares varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter with respect to its Class 2 shares was 5.68% for the quarter ended June 30, 2007. The Fund's lowest return for a quarter with respect to its Class 2 shares during those periods was -0.32% for the quarter ended December 31, 2007.

The table opposite illustrates how the Fund's Class 2, 3 and 4 shares' average annual returns for different calendar periods compare to the return of the S&P 500(R) Index and the return of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


Calendar Year Total Returns -- Class 2 Shares


2007 11.63%

2008


Average Annual Total Returns


(as of December 31, 2008)



                                                                Since
                                                      1 Year Inception/1/
                                                      ------ -----------
       Total Return Fund
                                                        -         -
       Class 2.......................................   %         %
                                                        -         -
       Class 3.......................................   %         %
                                                        -         -
       Class 4.......................................   %         %
                                                        -         -
       S&P 500(R) Index/2/...........................   %         %
                                                        -         -
       Barclays Capital U.S. Aggregate Bond Index/2/.   %         %
                                                        -         -


Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund's total return would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

/1/  Inception date: Class 2, 3 and 4 - May 1, 2006.


/2/ The returns of the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500(R) Index and the Barclays Capital U.S. Aggregate Bond Index are calculated from the month end nearest the Fund's Class 2, Class and Class 4 inception date.


All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments
Funds, Inc.       Fund
Prospectus      Expenses
--------------  --------

--------------------------------------------------------------------------------

Shareholder Fees

No sales charge (load) is imposed on purchases of Class 2, Class 3 or Class 4 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of such shares (although your variable contract may impose such charges). The Fund also does not impose a redemption fee or an exchange fee.


Annual fund operating expenses are paid from the Fund's assets and are reflected in the Fund's share price and dividends. The figures below show annual fund operating expenses that are expected to be incurred by the Fund during the current fiscal year. The fees and expenses reflected in the table below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.



   Annual Fund Operating Expenses
   (as a percentage of
   average net assets)
   ------------------------------                  -------  -------  -------
                                                   Class 2  Class 3  Class 4
                                                   -------  -------  -------
   Management Fees/1/.............................    0.50%    0.50%    0.50%
                                                   -------  -------  -------
   Distribution and Service (12b-1) Fees..........    0.05%    0.25%    0.45%
                                                   -------  -------  -------
   Other Expenses/3, 4/...........................    0.24%    0.24%    0.04%
                                                   -------  -------  -------
   Acquired Fund Fees and Expenses/5/.............    0.02%    0.02%    0.02%
                                                   -------  -------  -------
   Total Annual Fund Operating Expenses...........    0.81%    1.01%    1.01%
                                                   -------  -------  -------
   Fees Reimbursed or Waived by the Adviser/2, 6/.    0.03%    0.03%    0.03%
                                                   -------  -------  -------
   Net Annual Fund Operating Expenses.............    0.78%    0.98%    0.98%
                                                   -------  -------  -------



/1/ At a shareholders meeting held on April 9, 2009, the Total Return Fund shareholders approved the new management fee shown above, which became effective on May 1, 2009.

/2/ GE Asset Management has entered into a contractual arrangement with GE Investments Funds, Inc. (the "Company") to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund (the "Total Return Management Fee Waiver Agreement"). Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

/3/ The expense information reflects actual expenses incurred during the fiscal year ended December 31, 2008 for each share class, plus amounts expected to be incurred, with respect to Class 2 and Class 3shares, pursuant to the Class 2 and Class 3 shares Investor Service Plans (0.20% of the average daily net assets of the Total Return Fund attributable to Class 2 and Class 3 shares) during the current fiscal year.

/4/ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred specifically by the Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees, and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

/5/ "Acquired Fund Fees and Expenses" includes all fees and expenses associated with investments in investment companies, including exchange traded funds
(ETFs), the GEI Investment Fund and the GE Funds -- GE Money Market Fund ("GE Money Market Fund"), which has served as the cash sweep vehicle for the Fund since March 17, 2008. The figures above show actual fees and expenses incurred by the Total Return Fund in the most recent fiscal year.

/6/ GE Asset Management will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid by the Total Return Fund to GE Asset Management on its cash holdings invested in the GE Money Market Fund, if any.

--------------------------------------------------------------------------------

The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in shares of a class of the Fund with the cost of investing in the Fund's other classes of shares or in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, the costs shown below would be higher.

--------------------------------------------------------------------------------

          You would
           pay the
          following
         expenses on
          a $10,000
         investment,
          assuming
Example  redemption:
-------  -----------


                               1 Year 3 Years 5 Years 10 Years
                               ------ ------- ------- --------
Total Return Fund -- Class 2..  $61    $205    $363    $  820
                                ---    ----    ----    ------
Total Return Fund -- Class 3..   66     221     390       880
                                ---    ----    ----    ------
Total Return Fund -- Class 4*.   81     268     472     1,058
                                ---    ----    ----    ------



          * The expenses shown reflect GE Asset Management's contractual agreement to reduce management fees for the first year of each period noted.

                  More on
                Strategies,
                 Risks and
                Disclosure
GE Investments      of
Funds, Inc.      Portfolio
Prospectus       Holdings
--------------  -----------

--------------------------------------------------------------------------------

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans, or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.


Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one-year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.


Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


Equitized cash is a technique that uses futures or other instruments to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund's investments.


Equity securities may include common stocks, preferred securities,

--------------------------------------------------------------------------------

depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.


Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.


Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

[_] Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

[_] Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States

[_] Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, invest-ments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.


Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value it currently has on a Fund's books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the- counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal

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income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.



Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Funds may invest in money market instruments either directly or indirectly through investments in the GE Funds -- GE Money Market Fund (GE Money Market Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.



Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred

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stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.


U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage

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Corporation (Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation
(FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.


Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates the fund's sensitivity to changes in interest rates. In general, the longer the fund's weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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More on Investment Strategies

In addition to the Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.


Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. The Fund may invest in equity securities and may equitize cash in order to gain equity market exposure with respect to such holdings of cash.

The Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Directors and therefore investments in accordance with the Fund's investment objective and policies would no longer be appropriate.


The Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of the Fund's management fee in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.


Before using the GE Money Market Fund for this purpose, the Fund may have invested a portion of its cash in the GEI Short-Term Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. The Fund may continue to hold a small interest in the GEI Investment Fund.

To the extent that the Fund holds cash, it may not achieve its investment objective.

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The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated technique.


 Investment Techniques
 ---------------------                  -------------------------------------

                                                            Total Return Fund
                                        -------------------------------------

 Borrowing.............................                               33 1/3%
                                        -------------------------------------

 Repurchase Agreements.................                                   Yes
                                        -------------------------------------

 Reverse Repurchase Agreements.........                                   Yes
                                        -------------------------------------

 Restricted Securities and Illiquid
   Investments.........................                                   Yes
                                        -------------------------------------

 Structured and Indexed Securities.....                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Options.............................                                   Yes
                                        -------------------------------------

 Purchasing and Writing Securities
   Index Options.......................                                   Yes
                                        -------------------------------------

 Futures Contracts and Options on
   Futures Contracts...................                                   Yes
                                        -------------------------------------

 Forward Currency Transactions.........                                   Yes
                                        -------------------------------------

 Options on Foreign Currencies.........                                   Yes
                                        -------------------------------------

 Maximum Investment in Debt Securities.                                  100%
                                        -------------------------------------

 Maximum Investment in High Yield
   Securities..........................                                   30%
                                        -------------------------------------

 Maximum Investment in Foreign
   Securities..........................                                   70%
                                        -------------------------------------

 When-Issued and Delayed Delivery
   Securities..........................                                   Yes
                                        -------------------------------------

 Lending Portfolio Securities..........                                   Yes
                                        -------------------------------------

 Rule 144A Securities..................                                   Yes
                                        -------------------------------------

 Debt Obligations of Supranational
   Agencies............................                                   Yes
                                        -------------------------------------

 Depositary Receipts...................                                   Yes
                                        -------------------------------------

 Securities of Other Investment Funds..                                   Yes
                                        -------------------------------------

 Municipal Leases......................                                    No
                                        -------------------------------------

 Floating and Variable Rate Instruments                                   Yes
                                        -------------------------------------

 Participation Interests in Municipal
   Obligations.........................                                    No
                                        -------------------------------------

 Zero Coupon Obligations...............                                   Yes
                                        -------------------------------------

 Municipal Obligation Components.......                                   Yes
                                        -------------------------------------

 Custodial Receipts on Municipal
   Obligations.........................                                   Yes
                                        -------------------------------------

 Mortgage Related Securities,
   including CMOs......................                                   Yes
                                        -------------------------------------

 Government Stripped Mortgage Related
   Securities..........................                                   Yes
                                        -------------------------------------

 Asset Backed Securities and
   Receivable-Backed Securities........                                   Yes
                                        -------------------------------------

 Mortgage Dollar Rolls.................                                   Yes
                                        -------------------------------------

 Short Sales Against the Box...........                                   Yes
                                        -------------------------------------

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More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Total Return Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- may help you to manage risk and achieve the results you need to comfortably reach your financial goals.


The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.


The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.


Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.


Derivative Instruments Risk: The Fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund's performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater

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than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.


Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, to the extent that the Fund invests in emerging market countries, it may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

[_] Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

[_] Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

[_] Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have

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greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.


Illiquid Investments Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.


Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

Portfolio Turnover Risk: Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The Fund's

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investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. The Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.


Repurchase Agreements Risk: The Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.


Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

[_] Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

[_] Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited

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trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

[_] Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

[_] Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under the section "Calculating Share Value." The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' SAI.

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About the
Investment
Adviser
----------

--------------------------------------------------------------------------------

Investment Adviser and Administrator


GE Asset Management Incorporated (GE Asset Management), located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid 1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


For its services as a sub-adviser to the Fund, GE Asset Management pays Urdang Securities Management, Inc. (out of the advisory fee that it receives), an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the portion of the Total Return Fund that Urdang manages.

Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management (subject to oversight by the Board of Directors), as the Total Return Funds' investment adviser, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. The "manager of managers" arrangement is intended to enable the Total Return Fund to enhance performance by allowing GE Asset Management to employ sub-advisers best suited to the needs of the Total Return Fund without incurring the expense and delays associated with obtaining shareholder approval of sub-advisers and related sub-advisory agreements.

Operation of the Total Return Fund under the "manager of managers" arrangement would not: (1) permit investment advisory fees paid by the Total Return Fund to GE Asset Management to be increased without shareholder approval, or
(2) diminish GE Asset Management's responsibilities to the Total Return Fund, including GE Asset Management's overall responsibility for overseeing the portfolio management services furnished by its sub-advisers.



Employment of the "manager of managers" arrangement is contingent upon either
(1) receipt of an exemptive order (Order) from the SEC permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (1940 Act) which would permit such an arrangement (Rule). Under the "manager of managers" arrangement, shareholders would receive notice of, and information pertaining to, any new sub-advisory agreement and the fees payable thereunder, or any material change to an existing sub-advisory agreement. In particular, shareholders would receive the same information about a new sub-advisory agreement and a new sub-adviser that they would receive in a proxy statement related to their approval of a new sub-advisory agreement in the absence of a "manager of managers" arrangement. In each case, shareholders will receive such notice and information as required by the Order or the Rule, as applicable. In 2008, GE Asset Management filed an exemptive application and related amendment with the SEC seeking approval of a "manager of managers" arrangement with respect to all Funds, and anticipates the receipt of an Order in 2009.


Board of Director's Approval of Investment Advisory Agreement


The Fund's annual report to shareholders for the fiscal year ended December 31, 2008, contains a discussion regarding the basis for the Fund's board of directors approval of the Fund's advisory contract with GE Asset Management. The Fund's semi-annual report to shareholders for the period ended June 30, 2009 will contain a discussion regarding the basis for the Fund's board of directors' approval of the sub-advisory contract with Urdang.

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Investment Management Fee:
--------------------------------------------------------------------------------

The Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:


Total Return Fund  0.50%
-----------------  -----



GE Asset Management has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Total Return Fund to 0.48% of the average daily net assets of the Fund. Unless terminated or amended, the Total Return Management Fee Waiver Agreement will continue until April 30, 2010. The fee waiver will terminate automatically if the management agreement terminates. In addition, the Company may terminate the Total Return Management Fee Waiver Agreement without penalty upon 60 days written notice to GE Asset Management. The Total Return Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GE Asset Management.

GE Investments

Funds, Inc.

Prospectus

About the Investment Manager

--------------------------------------------------------------------------------

About the Portfolio Managers

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Total Return Fund generally have final authority over all aspects of their portions of the Fund's investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the Total Return Fund followed by biographical information for each portfolio manager.

Portfolio Management Team


The Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer, Diane M. Wehner and David Wiederecht. Ms. Studer and Mr. Wiederecht are both vested with oversight authority for determining asset allocations for the Fund, including the full discretion to allocate the Total Return Fund's assets to sub-adviser(s) retained by GE Asset Management. Each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. GE Asset Management has also retained Urdang to act as sub-adviser to that portion of the Total Return Fund's assets allocated by Messrs. Studer and Wiederecht to real estate-related investments. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers and sub-adviser(s) have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund's objective.


Portfolio Manager Biographies


The following sets forth biographical information for those individuals who are primarily responsible for managing the Total Return Fund's investments. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager (including those of Urdang): (i) portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and
(iii) each portfolio manager's ownership of shares of the Total Return Fund, if any.

Paul M. Colonna is a Director and President -- Fixed Income at GE Asset Management. Since January 2005, he has been responsible for the fixed income portion of the Total Return Fund. Mr. Colonna became President -- Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000,
Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Ralph R. Layman is a Director and President -- International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has been responsible for the international equity portion of the Total Return Fund since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992 and President, International Equities in March 2007.


Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has been responsible for the U.S. equity portion of the Total Return Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.


Judith A. Studer is a Director and President -- U.S. Equities at GE Asset Management. Ms. Studer has led the team of portfolio managers for the Total Return Fund since July 2004 and has co-led the Fund since January 2009.
Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- U.S. Equities in 1991, Senior Vice President -- International Equities in

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1995, President -- Investment Strategies in March 2007 and President -- U.S. Equities in June 2007.


Diane M. Wehner is a Senior Vice President of GE Asset Management. Ms. Wehner has been responsible for the mid-cap equity portion of the Total Return Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

David Wiederecht is Director and President - Investment Strategies at GE Asset Management since February 2008 and has co-led a team of portfolio managers for the Total Return Fund since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director - Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are primarily responsible for the day-to-day management of the investment programs for the following Funds. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. As with GE Asset Management's portfolio managers, the sub-advisers may change the portfolio managers from time to time.



Shareholders of the Total Return Fund have approved a "manager of managers" arrangement that permits GE Asset Management, as the Total Return Fund's investment manager, to appoint and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers on behalf of the Total Return Fund without shareholder approval. Employment of the "manager of managers" arrangement is contingent upon either (1) receipt of an exemptive order from the Securities and Exchange Commission ("SEC") permitting such an arrangement, or (2) the adoption by the SEC of proposed Rule 15a-5 under the 1940 Act which would permit such an arrangement. Under this arrangement, in the event of a change in the sub-adviser(s) to the Total Return Fund, variable contract owners invested in that Fund will be sent an information statement providing information about the new sub-adviser(s) within 90 days of such change.

Total Return Fund



Urdang Securities Management, Inc. (Urdang)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462



Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. (Urdang Capital). Urdang Capital is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang Capital, Urdang is a second tier subsidiary of BNY Mellon's. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2008, Urdang managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $1.4 billion.



The portion of the Total Return Fund's assets allocated to Urdang are co-managed by Dean Frankel, CFA and Eric Rothman, CFA.



Dean Frankel is the senior portfolio manager, North America Real Estate Securities, at Urdang. Mr. Frankel joined Urdang in 1997 and has over 11 years of real estate securities investment experience. Mr. Frankel is responsible for management of Urdang's proprietary research process including the firm's Relative Value Model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the North American real estate securities portfolio.



Eric Rothman is a portfolio manager at Urdang. In his role as portfolio manager, Mr. Rothman is responsible for assisting Mr. Frankel for the strategy for U.S. REITs, including market research, sector allocations and real estate securities analysis. In addition, Mr. Rothman has primary coverage responsibility for the lodging, self storage and retail sectors. Mr. Rothman joined Urdang in 2006 and has over 14 years of real estate securities and real estate investment experience. Prior to joining Urdang, Mr. Rothman was an equity REIT research analyst with Wachovia Securities from February 2001 to August 2006 and a research analyst with AEW Capital Management, L.P. from 1997 to 2001.




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Investor Service Plan



The Company has adopted an Investor Service Plan (Service Plan) with respect to Class 2 and Class 3 shares of the Total Return Fund. Under this Service Plan, the Company, on behalf of the Total Return Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer Class 2 and/or Class 3 shares of the Total Return Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under the Service Plans by the Total Return Fund's Class 2 and Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such shares. The Service Plans continue in effect from year to year for so long as such continuance is approved annually by the Board of Directors. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Service Plans, please see the statement of additional information
(SAI) for the Fund.

GE Investments  Shares
Funds, Inc.     of the
Prospectus       Fund
--------------  ------

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Distribution and Service (12b-1) Plans

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The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2 shares, Class 3 shares and Class 4 shares of the Total Return Fund. Under the 12b-1 Plan for Class 2 shares, Class 3 shares and Class 4 shares, the Company, on behalf of the Total Return Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Total Return Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Total Return Fund's Class 2, Class 3 and Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 2, Class 3 and Class 4 shares of the Total Return Fund as an investment option under such variable contracts. The amount of compensation paid under the Plans by the Fund's Class 2, Class 3 and Class 4 shares may not exceed the following rates of the average daily net assets of the Fund attributable to such shares: Class 2 - 0.05%; Class 3 - 0.25%; and Class 4 - 0.45%. Each Plan for Class 2, Class 3 and Class 4 shares of the Fund continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Total Return Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Class 2 and Class 3 12b-1 Plan covers payments made under the Class 2 and Class 3 Service Plan in the event that any portion of compensation paid pursuant to the Class 2 and Class 3 Service Plan is determined to be an indirect use of the assets attributable to the Class 2 and Class 3 shares to finance distribution of such shares.

For more information about the 12b-1 Plans, please see the statement of additional information (SAI) for the Funds.


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Other Compensation Arrangements


GE Asset Management and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. Firms that receive these payments may be affiliated with GE Asset Management. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.


GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software,
(2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment. These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Fund as investment options under variable contracts.

GE Asset Management does not direct the Fund's portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Fund's portfolio transactions in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid

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by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

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Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.


The Company currently offers four share classes of the Fund as investment options for variable contracts -- Class 1, Class 2, Class 3 and Class 4. This prospectus only offers Class 2, Class 3 and Class 4 shares. Class 1 shares are offered through a separate prospectus. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of the Fund's shares. Effective May 1, 2009, Class 4 shares will only be offered to those Accounts that held Class 4 shares as of such date.


Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of the Fund. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company's current participation agreements (which do not differ materially from one another).

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Purchase and Redemption of Shares

For each day on which the Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem its shares of the Fund based on the instructions of plan trustees or participants. The Account purchases or redeems shares of the Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

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GE Investments

Funds, Inc.

Prospectus

Shares of the Fund

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A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and the Distributor may reject any order to purchase shares of the Fund for any reason.

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Fund is not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading").

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund's investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company's variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor's enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of

--------------------------------------------------------------------------------

variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

[_] require the Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

[_] require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

[_] increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "time-zone" arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern
Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity arbitrage," a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

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Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except
    (1)as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.
    (2)as to matters where the interests of one class of the Fund's shares differ from the interests of the Fund's other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

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Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

                Dividends,
                  Capital
                   Gains
GE Investments   and Other
Funds, Inc.         Tax
Prospectus      Information
--------------  -----------

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Dividend and Capital Gains Distribution

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

Calculating
Share Value
-----------

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Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV per share class for the Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting the liabilities, and then dividing the result by the number of that class' outstanding shares.

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances.

The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

GE Investments Funds, Inc.

Prospectus

Calculating

Share Value

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Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

Financial
Highlights
----------

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The financial highlights table that follows is intended to help you understand the Fund's financial performance with respect to its Class 2, Class 3 and Class 4 shares for the fiscal year ended December 31.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information has been derived from the Funds' financial statements, which have been audited by KPMG, LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

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GE Investments

Funds, Inc.

Prospectus

Financial Highlights

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Total Return

Fund


                                              Class
                                                2         Class 3                           Class 4
Years ended
  December 31..............        2007         2006               2007       2006              2007          2006
                            -   -------       -         -    ----------       -           -   ------       -------
Inception date.............          --       5/1/06                 --       5/1/06              --        5/1/06
                            -   -------       -         -    ----------       -           -   ------       -------
Net Asset Value, Beginning
  of Period................     $ 17.68       $17.03         $    17.69       $17.03          $17.68       $ 17.03
                            -   -------       -         -    ----------       -           -   ------       -------
Income (Loss) from
  Investment Operations:
                            -   -------       -         -    ----------       -           -   ------       -------
   Net Investment
     Income................        0.38         0.26               0.35       0.12              0.33          0.26
                            -   -------       -         -    ----------       -           -   ------       -------
   Net Realized and
     Unrealized Gains
     (Losses) on
     Investments...........        1.67         0.94               1.69       1.10              1.73          0.92
                            -   -------       -         -    ----------       -           -   ------       -------
Total Income (Loss) from
  Investment
  Operations...............        2.05         1.20               2.04       1.22              2.06          1.18
                            -   -------       -         -    ----------       -           -   ------       -------
Less Distributions from:
                            -   -------       -         -    ----------       -           -   ------       -------
   Net investment
     income................        0.38         0.31               0.35       0.32              0.33          0.29
                            -   -------       -         -    ----------       -           -   ------       -------
   Net realized gains......        0.79         0.24               0.79       0.24              0.79          0.24
                            -   -------       -         -    ----------       -           -   ------       -------
Total Distributions........        1.17         0.55               1.14       0.56              1.12          0.53
                            -   -------       -         -    ----------       -           -   ------       -------
Net Asset Value, End of
  Period...................     $ 18.56       $17.68         $    18.59       $17.69          $18.62       $ 17.68
                            -   -------       -         -    ----------       -           -   ------       -------
Total Return (a)...........       11.63%/(b)/  7.05%              11.56%/(b)/ 7.17%            11.68%/(b)/    6.89%
                            -   -------       -         -    ----------       -           -   ------       -------
Ratios/Supplemental Data:
                            -   -------       -         -    ----------       -           -   ------       -------
   Net Assets, End of
     Period (in
     thousands)............     $15,281           $1         $1,173,708       $396,349        $    1       $     1
                            -   -------       -         -    ----------       -           -   ------       -------
Ratios to Average Net
  Assets:
                            -   -------       -         -    ----------       -           -   ------       -------
       Net Investment
         Income*...........        1.75%       2.33%               2.04%      2.09%             2.06%         2.17%
                            -   -------       -         -    ----------       -           -   ------       -------
       Net Expenses*.......        0.56%       0.57%               0.61%      0.62%             0.67%         0.77%
                            -   -------       -         -    ----------       -           -   ------       -------
       Gross
         Expenses*.........        0.59%       0.64%               0.65%      0.69%             0.73%         0.84%
                            -   -------       -         -    ----------       -           -   ------       -------
   Portfolio Turnover
     Rate..................         176%        138%                176%      138%               176%          138%
                            -   -------       -         -    ----------       -           -   ------       -------


--------------------------------------------------------------------------------

Notes to

Financial

Highlights

(a)Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Total returns do not include insurance company separate account fees and expenses. Such fees and expenses would reduce the overall returns shown. Periods less than one year are not annualized.

  (b)The total return includes .07% related to the purchases and sales of initial public offerings.

* Annualized for periods less than one year.

--------------------------------------------------------------------------------

GE Investments

Funds, Inc.

Prospectus


If you wish to      You will find additional information about the GE
know more           Investments Funds including the Total Return Fund in the
                    following documents:

                    Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

                    Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

                    the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc. Also, you may obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE Investments      You may obtain a free copy of the SAI or the Funds'
Funds, Inc.         annual/semi-annual report and make shareholder inquiries
                    by contacting:

                    GE Investment Distributors, Inc.
                    P.O. Box 7900
                    3001 Summer Street
                    Stamford, CT 06904
                    Or
                    Capital Brokerage Corporation
                    6630 West Broad Street
                    Richmond, VA 23230
                    Telephone 1-800-493-3042

Investment Adviser  GE Asset Management Incorporated
                    P.O. Box 7900
                    3001 Summer Street
                    Stamford, CT 06904

Transfer Agent      PNC Global Investment Servicing
                    101 Sabin Street
                    Pawtucket, RI 02860

Custodian           State Street Bank and Trust Company
                    One Lincoln Street
                    Boston, MA 02111

Distributor         GE Investment Distributors, Inc.
                    Member FINRA/SIPC
                    This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.


Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------


GEF-TOTAL-2,3,4 (05/09)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2009


                          GE Investments Funds, Inc.

                3001 Summer Street, Stamford, Connecticut 06905
                     For information, call 1.800.493.3042


 v U.S. Equity Fund                         Emerging Markets Equity Fund
 ------------------                     -------------------------------------

 v S&P 500 Index Fund..................                         v Income Fund

 v Premier Growth Equity Fund..........                     v High Yield Fund

 v Core Value Equity Fund..............                   v Total Return Fund

 v Mid-Cap Equity Fund.................                   v Money Market Fund

 v Small-Cap Equity Fund...............           Real Estate Securities Fund

 v International Equity Fund...........

 v Europe Equity Fund..................



   This Statement of Additional Information ("SAI") supplements the information contained in the GE Investments Funds, Inc. (the "Company") current Prospectuses dated May 1, 2009 (collectively, the "Prospectuses"), and should be read in conjunction with the Prospectuses. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectuses. Copies of the Prospectuses describing each series of the Company listed above ("Funds") may be obtained without charge by calling the Company at the telephone number listed above.

   The Company's financial statements for the fiscal period ended December 31, 2008, and the Independent Registered Public Accounting Firm's Report thereon, are incorporated herein by reference to the Company's Annual Report. Copies of the Annual Report may be obtained without charge by calling the Company at the telephone number listed above. Terms that are defined in the Prospectuses shall have the same meanings in this SAI.

                               Table of Contents

          INVESTMENT STRATEGIES AND RISKS AND PORTFOLIO HOLDINGS   3
          ------------------------------------------------------  ---
                 INVESTMENT RESTRICTIONS.........................  51
                 PORTFOLIO TRANSACTIONS AND TURNOVER.............  61
                 MANAGEMENT OF THE COMPANY.......................  66
                 NET ASSET VALUE................................. 110
                 DIVIDENDS, DISTRIBUTIONS AND TAXES.............. 112
                 CAPITAL STOCK................................... 118
                 PRINCIPAL STOCKHOLDERS.......................... 119
                 FUND HISTORY AND ADDITIONAL INFORMATION......... 120
                 FINANCIAL STATEMENTS............................ 121
                 Appendix - Description of Ratings............... A-1

            Investment Strategies and Risks And Portfolio Holdings

This section discusses the principal investment objectives and principal strategies of the following Funds:

                     1. U.S. Equity Fund, a diversified
                     open-end fund
                     ----------------------------------

                     2. S&P 500 Index Fund, a diversified
                       open-end fund.......................


                     3. Premier Growth Equity Fund, a
                       diversified open-end fund...........


                     4. Core Value Equity Fund, a
                       diversified open-end fund...........


                     5. Mid-Cap Equity Fund, a diversified
                       open-end fund.......................


                     6. Small-Cap Equity Fund, a
                       diversified open-end fund...........


                     7. International Equity Fund, a
                       diversified open-end fund...........


                     8. Europe Equity Fund, a diversified
                       open-end fund.......................


                     9. Emerging Markets Equity Fund, a
                       diversified open-end fund...........


                     10. Income Fund, a diversified
                       open-end fund.......................


                     11. High Yield Fund, a diversified
                       open-end fund.......................


                     12. Total Return Fund, a diversified
                       open-end fund.......................


                     13. Money Market Fund, a diversified
                       open-end fund.......................


                     14. Real Estate Securities Fund, a
                       non-diversified open-end fund.......


   The principal investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of capital stock related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions as well as the investment policies of each Fund are not fundamental and may be changed by the Company's Board of Directors (the "Board") without shareholder approval.

   There can be no assurance that any of the Funds will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the portfolio manager to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in either foreign investments or real estate securities.


   The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.

Principal Investment Objectives

   U.S. Equity Fund. The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of issuers that are tied economically to the U.S., measured at the time of investment.

   S&P 500 Index Fund. /1/ The investment objective of the S&P 500 Index Fund is growth of capital and accumulation of income that corresponds to the investment return of the Standard and Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in common stocks comprising the S&P 500 Index, measured at the time of investment.
--------
/1/ The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the S&P 500 Index Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration. marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

   Premier Growth Equity Fund. The investment objective of the Premier Growth Equity Fund is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund may invest in large and medium-sized companies that have above-average growth histories and/or growth potential.

   Core Value Equity Fund. The investment objective of the Core Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund invests primarily in U.S. companies that the portfolio manager considers to be undervalued by the market. Undervalued securities are those securities deemed to have low valuations given the fundamental characteristics of their issuers.

   Mid-Cap Equity Fund. The investment objective of the Mid-Cap Equity Fund is long term growth of capital and future income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of mid-cap companies, measured at the time of investment. The Fund may invest in companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization that falls between (a) the lower of the bottom of the Russell MidCap Index or $1 billion and (b) the greater of the top of the Russell MidCap Index or $13 billion.

   Small-Cap Equity Fund. The investment objective of the Small-Cap Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of small-capitalization companies, measured at the time of investment. The Fund uses a multi-subadviser investment strategy that combines both growth and value investment management styles. The portfolio managers believe this orientation will typically produce a portfolio that favors neither value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index.

   International Equity Fund. The investment objective of the International Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund invests primarily in companies in developed and developing countries outside the United States. The Fund intends to position itself broadly among countries, and under normal circumstances, at least 65% of the Fund's assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States. The International Equity Fund, under normal circumstances, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by the portfolio manager to have a potential for superior growth in sales and earnings.

   Europe Equity Fund. The investment objective of the Europe Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of companies located in developed European countries, measured at the time of investment.

   Emerging Markets Equity Fund. The investment objective of the Emerging Markets Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets in equity securities of issuers that are located in emerging market countries under normal circumstances. The portfolio managers focus on companies whose security valuation they believe do not fully reflect the long-term growth potential of the company. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries.


   Income Fund. The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. This percentage limitation is measured at the time of investment. The Fund normally has a weighted average maturity of five to ten years.


   High Yield Fund. The investment objective of the High Yield Fund is above-average total return over a market cycle of three to five years. The Fund seeks to achieve this objective by investing at least 80% of its net assets in high yield securities (including bonds rated below investment grade, sometimes called "junk bonds"). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield. The Fund also seeks to achieve its objective of total return, which includes income and growth of capital, primarily by earning a high rate of current income, although the Fund may seek capital growth opportunities when consistent with its objective.

   Total Return Fund. The investment objective of the Total Return Fund is the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve this objective by investing primarily in a combination of equity securities and investment-grade debt securities and cash. The Fund's asset allocation process utilizes information from GE Asset Management's ("GEAM") Asset Allocation Committee to diversify holdings across asset classes.

   GEAM has broad latitude in selecting the classes of investments to which the Total Return Fund's assets are committed. Although the Total Return Fund has the authority to invest solely in equity securities, solely in debt securities, solely in cash or in any combination of these classes of investments, GEAM anticipates that at most times the Fund will be invested primarily in a combination of equity and investment grade debt instruments and cash.


   Money Market Fund. The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve this objective, by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the following U.S. dollar denominated, short-term money market instruments: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (vi) debt securities issued by foreign issuers; and
(vii) repurchase agreements. This percentage limitation is measured at the time of investment.

   Real Estate Securities Fund. The investment objective of the Real Estate Securities Fund is maximum total return through current income and capital appreciation. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, measured at the time of investment. The Fund does not invest directly in real estate.

   The Fund is classified as a non-diversified fund as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act"). This means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund, making it subject to diversification risk. Diversification risk is the risk that price movements of a single issuer's securities will have a greater impact on a non-diversified fund's net asset value causing it to fluctuate more than that of a more widely diversified fund. However, notwithstanding the Fund's non-diversified classification, it is anticipated that the Fund will be managed in a diversified manner for substantial periods of time but with the flexibility to invest a greater portion of its assets in fewer issuers if the portfolio manager believes that market conditions warrant the management of the Fund in this manner.

   The Real Estate Securities Fund is intended for investors who can accept the risks, described below, entailed by indirect investments in real estate.



*  * * * * * * * * * * *

   Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

   The following tables summarize the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GEAM. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.

                                                                                                Purchasing
                                                                                     Purchasing    and
                                                              Restricted  Structured    and      Writing
                                                    Reverse       and        and      Writing   Securities
                                        Repurchase Repurchase  Illiquid    Indexed   Securities   Index
                              Borrowing Agreements Agreements Investments Securities  Options    Options
U.S. Equity Fund.............   33.33%     Yes        Yes         Yes         No        Yes        Yes
S&P 500 Index Fund...........      20%     Yes         No         Yes         No        Yes        Yes
Premier Growth Equity Fund...   33.33%     Yes        Yes         Yes         No        Yes        Yes
Core Value Equity Fund.......   33.33%     Yes        Yes         Yes         No        Yes        Yes
Mid-Cap Equity Fund..........      10%     Yes         No         Yes         No        Yes        Yes
Small-Cap Equity Fund........   33.33%     Yes        Yes         Yes         No        Yes        Yes
International Equity Fund....      10%     Yes         No         Yes         No        Yes        Yes
Europe Equity Fund...........   33.33%     Yes        Yes         Yes        Yes        Yes        Yes
Emerging Markets Equity Fund.   33.33%     Yes        Yes         Yes        Yes        Yes        Yes
Income Fund..................   33.33%     Yes        Yes         Yes        Yes        Yes        Yes
High Yield Fund..............   33.33%     Yes        Yes         Yes        Yes        Yes        Yes
Total Return Fund............   33.33%     Yes        Yes         Yes        Yes        Yes        Yes
Money Market Fund............      10%     Yes         No         Yes         No         No         No
Real Estate Securities Fund..   33.33%     Yes        Yes         Yes        Yes        Yes        Yes

                         Futures
                        Contracts                                                             When-
                           and                                         Maximum                Issued
                         Options                           Maximum    Investment  Maximum      and
                           on       Forward    Options on Investment   in High   Investment  Delayed
                         Futures    Currency    Foreign    in Debt      Yield    in Foreign  Delivery
                        Contracts Transactions Currencies Securities  Securities Securities Securities
U.S. Equity Fund.......    Yes        Yes         Yes             20%        5%      15%*      Yes
S&P 500 Index Fund.....    Yes         No          No             20%      None      35%       Yes
Premier Growth Equity
  Fund.................    Yes         No          No             20%        5%      25%*      Yes
Core Value Equity
  Fund.................    Yes        Yes         Yes             20%        5%      25%*      Yes
Mid-Cap Equity Fund....    Yes         No          No             20%       15%      35%       Yes
Small-Cap Equity
  Fund.................    Yes        Yes         Yes             20%       10%      10%*      Yes
International Equity
  Fund.................    Yes        Yes         Yes             20%        5%     100%       Yes
Europe Equity Fund.....    Yes        Yes         Yes             20%       15%     100%       Yes
Emerging Markets                                                      10% in BB
  Equity Fund..........                                                 or B by
                                                                      S&P or Ba
                                                                        or B by
                                                                        Moody's
                                                                       or below
                                                                          or of
                                                                        similar
                           Yes        Yes         Yes             20%   quality     100%       Yes
Income Fund............                                          100% 20% in BB
                                                             (maximum   or B by
                                                            of 25% in S&P or Ba
                                                               BBB by   or B by
                                                               S&P or   Moody's
                                                               Baa by  or below
                                                              Moody's     or of
                                                                   or   similar
                           Yes        Yes         Yes     equivalent)   quality      35%*      Yes
High Yield Fund........    Yes        Yes         Yes            100%      100%      35%*      Yes
Total Return Fund......    Yes        Yes         Yes            100%       30%      70%       Yes
Money Market Fund......     No         No          No            100%      None      20%*      Yes
Real Estate Securities
  Fund.................    Yes         No          No            100%       35%      20%       Yes



*This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange; dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

                                                                                             Debt                 Securities
                                                                                          Obligations                 of
                                                      Lending                                 of                    Other
                                                     Portfolio                Rule 144A  Supranational Depositary Investment
                                                    Securities                Securities   Agencies     Receipts    Funds

U.S. Equity Fund......................                                   Yes     Yes          Yes         Yes        Yes

S&P 500 Index Fund....................                                   Yes      No           No         Yes        Yes

Premier Growth Equity Fund............                                   Yes     Yes          Yes         Yes        Yes

Core Value Equity Fund................                                   Yes     Yes          Yes         Yes        Yes

Mid-Cap Equity Fund...................                                   Yes     Yes          Yes         Yes        Yes

Small-Cap Equity Fund.................                                   Yes     Yes          Yes         Yes        Yes

International Equity Fund.............                                   Yes     Yes          Yes         Yes        Yes

Europe Equity Fund....................                                   Yes     Yes          Yes         Yes        Yes

Emerging Markets Equity Fund..........                                   Yes     Yes          Yes         Yes        Yes

Income Fund...........................                                   Yes     Yes          Yes         Yes        Yes

High Yield Fund.......................                                   Yes     Yes          Yes         Yes        Yes

Total Return Fund.....................                                   Yes     Yes          Yes         Yes        Yes

Money Market Fund.....................                                   Yes      No          Yes          No        Yes

Real Estate Securities Fund...........                                   Yes     Yes          Yes         Yes        Yes


                                                                                         Floating
                                                                                            and     Participation
                                                      Lending                            Variable   Interests in
                                                     Portfolio                Municipal    Rate       Municipal
                                                    Securities                 Leases   Instruments  Obligations

U.S. Equity Fund......................                                   Yes     No         No*          No

S&P 500 Index Fund....................                                   Yes     No         Yes          No

Premier Growth Equity Fund............                                   Yes     No         No*          No

Core Value Equity Fund................                                   Yes     No         No*          No

Mid-Cap Equity Fund...................                                   Yes     No         No*          No

Small-Cap Equity Fund.................                                   Yes     No         No*          No

International Equity Fund.............                                   Yes     No         No*          No

Europe Equity Fund....................                                   Yes     No         Yes          No

Emerging Markets Equity Fund..........                                   Yes     No         No*          No

Income Fund...........................                                   Yes     No         Yes          No

High Yield Fund.......................                                   Yes     No         Yes          No

Total Return Fund.....................                                   Yes     No         Yes          No

Money Market Fund.....................                                   Yes     No         Yes          No

Real Estate Securities Fund...........                                   Yes     No         Yes          No


* Excludes commercial paper and notes with variable and floating rates of interest.

                                                                                                     Mortgage-  Government
                                                                                          Custodial   Related    Stripped
                                                                              Municipal  Receipts on Securities Mortgage-
                                                                              Obligation  Municipal  Including   Related
                                              Zero Coupon Obligations         Components Obligations    CMOs    Securities

U.S. Equity Fund......................                                   Yes      No          No        Yes         No

S&P 500 Index Fund....................                                    No      No          No        Yes         No

Premier Growth Equity Fund............                                    No      No          No        Yes         No

Core Value Equity Fund................                                    No      No          No        Yes         No

Mid-Cap Equity Fund...................                                   Yes      No          No        Yes        Yes

Small-Cap Equity Fund.................                                    No      No          No        Yes         No

International Equity Fund.............                                    No      No          No        Yes         No

Europe Equity Fund....................                                    No      No          No        Yes         No

Emerging Markets Equity Fund..........                                    No      No          No        Yes         No

Income Fund...........................                                   Yes      No          No        Yes        Yes

High Yield Fund.......................                                   Yes      No          No        Yes        Yes

Total Return Fund.....................                                   Yes     Yes         Yes        Yes        Yes

Money Market Fund.....................                                    No      No          No        Yes         No

Real Estate Securities Fund...........                                    No      No          No        Yes        Yes

                                                                              Asset- and
                                                                              Receivable- Mortgage Short Sales
                                                                                Backed     Dollar  Against the
                                              Zero Coupon Obligations         Securities   Rolls       Box

U.S. Equity Fund......................                                   Yes       No        No        Yes

S&P 500 Index Fund....................                                    No       No        No        Yes

Premier Growth Equity Fund............                                    No       No        No        Yes

Core Value Equity Fund................                                    No       No        No        Yes

Mid-Cap Equity Fund...................                                   Yes      Yes       Yes        Yes

Small-Cap Equity Fund.................                                    No       No       Yes        Yes

International Equity Fund.............                                    No       No        No        Yes

Europe Equity Fund....................                                    No       No        No        Yes

Emerging Markets Equity Fund..........                                    No       No        No        Yes

Income Fund...........................                                   Yes      Yes       Yes        Yes

High Yield Fund.......................                                   Yes      Yes       Yes        Yes

Total Return Fund.....................                                   Yes      Yes       Yes        Yes

Money Market Fund.....................                                    No      Yes        No         No

Real Estate Securities Fund...........                                    No      Yes       Yes        Yes

   Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Board determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, four organizations are NRSROs:
S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. and Dominion Bank Ratings Service Limited. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.


   The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act. In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, "Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEAM in accordance with procedures established by the Board. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 20% of the Fund's total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The Company does not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity or otherwise serving as a nominal or co-issuer, or if issuing a security guaranteed by a foreign entity. Nor does the Fund regard as a foreign security, a dollar denominated Eligible Security issued by a foreign bank, with a branch in the United States. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The Fund also may hold liquid Rule 144A Securities (see "Restricted Securities and Other Illiquid Investments").

   Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows:
(i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest,
(iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and
(vii) repurchase agreements


   Each Fund, other than the Money Market Fund, may also invest indirectly in money market instruments through investments in the GE Funds - GE Money Market Fund ("GE Money Market Fund"), which generally would be used to invest a Fund's cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM. The investment objective of the GE Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The GE Money Market Fund seeks to achieve this objective by investing primarily in short-term, U.S. dollar denominated money market instruments. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the GE Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees charged by the GE Money Market Fund with respect to each Fund's investments of its cash holdings in the GE Money Market Fund, if any. Each Fund, other than the Money Market Fund, may invest up to 25% of its assets in the GE Money Market Fund.

   Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GEAM. GEAM charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

   Each of the Funds may invest in the following types of Government
Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("Ginnie Mae"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("Fannie Mae"), Federal Deposit Insurance Corporation ("FDIC"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae), whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury (i.e., Fannie Mae) or are supported solely by the credit of the instrumentality (i.e., obligations of Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by a Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund to look through to that collateral.

   U.S. Treasury Money Market Guarantee Program. The U.S. Treasury Department ("U.S. Treasury") extended its Temporary Guarantee Program for Money Market Funds (the "Program") until April 30, 2009. The Money Market Fund will participate in the Program extension. The U.S. Treasury has not decided whether to extend the Program beyond April 30, 2009. A summary of the Program is provided below.

   The U.S. Treasury established the Program to provide stability to the market. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to money market fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as "breaking the buck."

   While the Money Market Fund has maintained and expects to continue to maintain its $1.00 share price, there can be no assurance that the Money Market Fund will be able to do so. As a result, at a meeting held on October 7, 2008, the Board of Directors (the "Board") of the Company determined that, considering the cost of the premium and the potential benefits of the guarantee to the Money Market Fund's shareholders, the Money Market Fund would apply to participate in the Program. The cost of the premium for participation in the Program was borne by the Money Market Fund. At a meeting held on December 5, 2008, the Board approved the Money Market Fund's participation in the Program extension. The Money Market Fund also will bear the cost of participating in the Program extension.

The guarantee under the Program covers shareholders of a participating money market fund only for the number of shares held in that fund as of the close of business on September 19, 2008 and still held on the date that the fund's net asset value falls below $1.00 per share. A shareholder's holding in a participating money market fund as of September 19, 2008 represents the maximum amount of shares eligible for reimbursement under the Program. Any increase in the number of shares held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in that fund fluctuates, a shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held at the time the guarantee is triggered, whichever is less. If a shareholder closes his or her account, any future investment in the fund will not be guaranteed. As a result, shareholders of record on September 19 wishing to remain covered by the guarantee afforded under the Program should consider the fact that any redemption or exchange out of the Fund will generally cause those shares to lose this guarantee coverage, even if the shares are exchanged into another fund that is also participating in the Program.

   Under the terms of the Program, if the guarantee is triggered with respect the Money Market Fund, the Board will be required to liquidate the Money Market Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program, subject to the overall amount available to all funds participating in the Program. In liquidation, shareholders with shares not covered under the Program may receive less than $1.00 per share.

   The Program had an initial three-month term beginning September 19, 2008, which was extended to April 30, 2009. The Secretary of the U.S. Treasury has the option to further extend the Program up to the close of business on September 18, 2009. Each participating money market fund would have to renew its participation at each extension point to maintain coverage and would have to pay additional fees. If the Secretary chooses not to extend the Program at the end of any period, the Program will terminate. Guarantee payments under the Program will not exceed the amount available in the U.S. Treasury Department's Exchange Stabilization Fund on the date of claim (currently, approximately $50 billion).

   For additional information on the program, visit the U.S. Treasury Department's website at www.ustreas.gov.

   Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund (other than the S&P 500 Index Fund), a temporary defensive posture and (i) without limitation hold cash, or (ii) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment;
(ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by the Board and therefore, investments in accordance with the Fund's investment objective and policies would no longer be appropriate. To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective.

   Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

   Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.


   A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

   Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

   Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the portfolio manager also relies upon its own analysis to evaluate potential investments.

   Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the portfolio manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

   Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

   Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Below investment-grade and comparable unrated securities (collectively referred to as "below investment-grade" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

   The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Company's ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund's net asset value.

   Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for Federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

   Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Funds will bear the market risk of the reference instrument.

   Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the Collateralized Mortgage Obligation or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

   The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

   Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

   Further, if the Fund purchases asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called
"subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

   Collateralized Bond Obligations ("CBOs"), Collateralized Loan Obligations ("CLOs") and Other Collateralized Debt Obligations ("CDOs"). Certain Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

   Mortgage Related Securities. Certain Funds may invest in mortgage related securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government related organizations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

   The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

   Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation charted by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.


   Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

   Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayments of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income-securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

   Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. These securities represent beneficial ownership interests in either period principal distributions ("principal-only" or "PO") or interest distributions ("interest-only" or "IO") on mortgage related certificates issued by Ginnie Mae, Freddie Mac or Fannie Mae. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEAM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

   Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by the government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds, not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of characteristics of the principal portion to which they relate.

   Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade in a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market exists for the securities at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate Freddie Mac and Fannie Mae mortgage certificates that meet certain liquidity criteria established by the Board, the Fund treats government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

   Adjustable Rate Mortgage-Related Securities. Certain Funds may invest in adjustable rate mortgage related securities. Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return.

None of
these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

   Further, if the Fund purchases mortgage-backed securities that are "subordinated" to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called
"subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

   Collateralized Mortgage Obligations. Certain Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Fund invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

   Ginnie Mae Certificates. Ginnie Mae Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by Ginnie Mae, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. Ginnie Mae guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. Ginnie Mae Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

   The average life of Ginnie Mae Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the Ginnie Mae Certificate.

   Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

   For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.


Real Estate and Real Estate Related Investments.

Real Estate Securities Fund

   The Real Estate Securities Fund generally invests in common stocks but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers principally engaged in or related to the real estate industry as well as publicly traded limited partnerships related to the real estate industry. An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50% of its total assets (marked-to-market), gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools) real estate brokers and developers, companies that manage real estate, and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

   In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers outside the real estate industry, including all securities and other investments that the Total Return Fund may invest in, such as debt securities and convertible preferred stock and convertible debt securities rated less than BBB by Standard and Poor's or Baa by Moody's. If held in the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. Lower-rated debt securities and their attendant risks are described in "Investment Strategies and Risks" in this SAI. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks. These include: convertible securities, "when-issued" securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities. These investment practices and attendant risks are described in "Investment Strategies and Risks" in this SAI.

   There are significant risks inherent in the investment objective and policies of the Real Estate Securities Fund. Because of its strategy of investing in, among other things, the securities of issuers that own, construct, manage, or sell residential, commercial, or industrial real estate, it is subject to all of the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks. Likewise, because of its objective of investing in the securities of issuers whose products and services are related to the real estate industry, it is subject to the risk that the value of such securities will be adversely affected by one or more of the foregoing risks.

   Because the Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company. See "Dividends, Distributions and Taxes."

   In addition to the risks discussed above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time. See "Investment Strategies and Risks" in this SAI for more information about REITs.

Total Return Fund

   Like the Real Estate Securities Fund, the Total Return Fund may invest in securities of issuers principally engaged in or related to the real estate industry as well as publicly traded limited partnerships related to the real estate industry. To the extent that it invests in such securities, the Total Return Fund is subject to the risks associated with such securities described above. However, the Total Return Fund may also invest directly in real estate. Therefore, to the extent the Total Return invested in direct interests in real estate, it would be particularly subject to the risks associated with the direct ownership of real estate. The principal risk of owning real estate is illiquidity. When the market value of real estate assets is in decline, selling such assets at a reasonable price may be difficult or impossible. Other risks of owning real estate include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks.


   Repurchase and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by GEAM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. GEAM also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements.

   Certain Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Company's custodian or a designated sub-custodian.

   A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

   A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


   Restricted Securities and Other Illiquid Investments. GEAM is responsible for determining the value and liquidity of investments held by each Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The S&P 500 Index Fund and Money Market Fund will each not purchase or otherwise acquire any investment, if as a result, more than 10% of its net assets (taken at current value) would be invested in illiquid investments. The International Equity Fund, Income Fund, High Yield Fund, U.S. Equity Fund, Premier Growth Equity Fund, Real Estate Securities Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Europe Equity Fund and Emerging Markets Equity Fund will each not purchase or otherwise acquire any investment, if as a result, more than 15% of its total assets (taken at current value) would be invested in illiquid investments. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act").

   The International Equity Fund, Income Fund, High Yield Fund, U.S. Equity Fund, Premier Growth Equity Fund, Real Estate Securities Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Europe Equity Fund and Emerging Markets Equity Fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and that are determined to be liquid by the Board or by the adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund's holdings of those securities may become illiquid. Purchases by these Funds of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.

   Rule 144A Securities. Certain Funds may purchase Rule 144A securities. Certain Rule 144A securities may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A securities. A Fund's purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A security and monitors GEAM's implementation of the standards and procedures.

   When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Company's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

   Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund's net asset value.

   When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

   Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

   Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

   Foreign Investments. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United Sates and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

   Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

   Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

   In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

   Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

   Foreign Government Securities. Each of the Funds may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due and the Funds may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor's willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.

   Supranational Agencies. Each Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank, which was chartered to finance development projects in developing member countries), the European Union, which is a twelve-nation organization engaged in cooperative economic activities and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

   Emerging Markets. The Total Return Fund, Income Fund, High Yield Fund, International Equity Fund, and Emerging Markets Equity Fund may invest substantial portions of their portfolios in securities of issuers located in countries with emerging economies and/or securities markets. The S&P 500 Index Fund, U.S. Equity Fund, Premier Growth Equity Fund and Mid-Cap Equity Fund may invest up to 5% of their total assets in such securities. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the funds' investments in those countries and the availability to a Fund of additional investments in those countries.

   The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, these Funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of these Funds to invest in securities of certain issuers located in those countries.

   Currency Exchange Rates. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

   Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund, other than the Money Market Fund, may have currency exposure independent of their securities positions, the value of the assets of these Funds as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments quoted or denominated in a particular currency, the Fund's exposure to adverse developments affecting the value of such currency will increase. The International Equity Fund often has substantial currency exposure both from investments quoted or denominated in foreign currencies and from their currency positions.

   Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund is more susceptible to the risk of adverse economic and political developments within those countries.

   In addition to investing in securities denominated or quoted in a foreign currency, each Fund, other than the Money Market Fund, may engage in some or all of the foreign currency management practices described below. Each also may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the portfolio manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These Funds will incur costs in connection with conversions between various currencies.

   Certain funds may utilize forward currency transactions such as engaging in a forward foreign currency exchange contract. For example, a Fund may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to help protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of securities, but it does establish a rate of exchange that can be achieved in the future.

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. Deposits or commissions may be involved, however. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

   The Income Fund, High Yield Fund, U.S. Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Europe Equity Fund, International Equity Fund, Emerging Markets Equity Fund and Total Return Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when they enter into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when they anticipate the receipt in a foreign currency of dividend or interest payments on such a security which either holds, the Funds may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

   Additionally, when the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of these Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund's foreign assets. Contracts to sell foreign currency could limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

   The Income Fund, High Yield Fund, U.S. Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Europe Equity Fund, International Equity Fund, Emerging Markets Equity

Fund and Total Return Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Income Fund, High Yield Fund, U.S. Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Europe Equity Fund, International Equity Fund, Emerging Markets Equity Fund and Total Return Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the portfolio manager determines that there is a pattern of correlation between the two currencies. The Europe Equity Fund, International Equity Fund, Emerging Markets Equity Fund and Total Return Fund also may purchase and sell forward contracts to seek to increase total return when the portfolio manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the Funds.

   Each of the Funds may utilize foreign forward currency exchange contracts to settle non-dollar securities transactions.

   The Company's custodian will segregate cash or other liquid assets in an amount equal to the value of a Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into to seek to increase total return. If the value of the securities so segregated declines, additional cash or liquid assets are segregated on a daily basis so that the value of the account equals the amount of the Fund's commitments with respect to such contracts. These segregated securities are marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

   While the Income Fund, High Yield Fund, U.S. Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Europe Equity Fund, International Equity Fund, Emerging Markets Equity Fund and Total Return Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while these Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. Likewise, to the extent that the International Equity Fund and Total Return Fund enter into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

   As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. These Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, the Total Return Fund and International Equity Fund may purchase call or put options on currency to seek to increase total return when the portfolio manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held in the Fund. When purchased or sold to increase total return, options on currencies are considered speculative.

   Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by a Fund with another party of their respective rights to the return on or increase in value of a basket of securities. Since swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions entered into for hedging purposes. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if swaps were not used.

   Credit Default Swaps. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.


   Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of a Fund's assets taken at value (20% with respect to S&P 500 Index Fund, Mid-Cap Equity Fund, International Equity Fund, and Money Market Fund, 33.33% with respect to Total Return Fund and Real Estate Securities Fund). The Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. If a Fund lends its portfolio securities, it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund's loans of securities are segregated and maintained at all times with the Company's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral.

   If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Company and where it is feasible to recall the securities on a timely basis, GEAM may use its reasonable efforts to recall the loaned securities. GEAM disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

   Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each Fund for the management fees each Fund pays on the cash balances invested in the GE Money Market Fund, if any.

   World Equity Benchmark Shares (WEBS) and Other Index-Related Securities. Certain Funds may invest in exchange traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor's Depositary Receipts ("SPDRs"). These securities are considered to be investment companies for purposes of each Fund's investment limitations.

   Purchasing Put and Call Options on Securities. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund's net assets.

   Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

   The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (1) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Company's custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Company's custodian or with a designated sub-custodian, or (2) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Company's custodian or with a designated sub-custodian).

   The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

   So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

   A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. GEAM expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

   A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

   Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the NASD, Inc. and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.

   A Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by a Fund of options will depend on the portfolio manager's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

   Securities Index Options. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

   A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

   A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

   The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

   The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio manager's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

   Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that a Fund engage in such a transaction.

   Over-the-Counter ("OTC") Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

   Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

   Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the over-the-counter market.

   Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the Commodity Futures Trading Commission ("CFTC"). Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counter party default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

   Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

   Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or CTFC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors,
(2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

   Futures Contracts and Options on Futures Contracts. Certain Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

   An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

   The CTFC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment adviser to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with the management of the Funds, GEAM has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CTFC rule changes, the Funds are no longer restricted in their ability to enter into futures transactions and options thereon under CTFC regulations. The Funds, however, continue to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that a Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the Company's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

   No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Company's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

   If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

   An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

   The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

   Although the Company intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

   Municipal Obligations. The term "Municipal Obligations" as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular Federal income tax purposes in the opinion of bond counsel to the issuer.

   Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Company nor the portfolio manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

   Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

   Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

   Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Company nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Company nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Company monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Company would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

   Municipal Leases. Included among Municipal Obligations in which a Fund may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities ("Municipal Leases") to obtain funds to acquire a wide variety of equipment and facilities.

   Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality's agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

   Municipal Leases that a Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

   An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

   Municipal Leases held by a Fund may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security;
(iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

   Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

   The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

   Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by GEAM for the purchase of debt securities. GEAM considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.

   Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Company intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

   Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and decrease as the Auction Component's rate increase. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

   Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

   Short Sales Against the Box. Certain Funds may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

   Portfolio Holdings.

   The Funds' portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the Funds' portfolio holdings is in the best interest of the Funds' shareholders in the manner described below. GEAM and the Board may amend these policies and procedures at any time without prior notice.

   Various non-Fund advisory clients of GEAM may hold securities substantially similar to those securities held by the Funds. Although GEAM has also adopted policies and procedures regarding the selective disclosure of the contents of those other portfolios, those policies and procedures contain different procedures and limitations than the policies and procedures that apply to the disclosure of the Funds' portfolio holdings.

   The Funds' portfolio holdings are made public, as required by law, in the Funds' annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the Funds' portfolio holdings as of fiscal quarter end are reported to the SEC, and posted to the Funds' website, within 60 days after the end of the Funds' first and third fiscal quarters so that they are available to any interested person.


   The following information is also available on the Funds' website (http://www.geam.com) or by calling 1-800-242-0134:

   1. A complete listing of each Funds' portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) will be available to any interested person as of each month-end, at least 30 days following the month-end;

   2. Top ten portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) for all Funds will be available to any interested person as of each month-end, at least 15 days after the month-end; and


   3. Characteristics of securities (such as number of shares, principal amount of bonds, percentage of portfolio, sector, country, regional, quality and duration breakdowns, depending on the type of account) held in any of the Funds based on entire portfolio (or a portion thereof) will be available to any interested person as of each month-end, at least 15 days after the month-end on the Funds' website.

   This information will be available on the Funds' website until updated for the next appropriate period. This information may be disclosed to any person no earlier than one day after it has been posted to the website.

   The Funds and GEAM reserve the right to make the Funds' portfolio holdings and related information available on the Funds' website earlier or later than permitted above if it is determined prior to such disclosure that (1) there is a legitimate business purpose to do so (as described below in the paragraphs related to selective disclosures of Fund portfolio holdings information);
(2) any actual or potential conflicts of interest between the Funds and their affiliates are reviewed and considered; and (3) the timing of such disclosure is not expected to result in harm to the Funds. Prior to such disclosure being released and made available to the public on the Funds' website, the following condition must be met:

   Any Senior Vice President or Vice President of GEAM's Legal Department or GEAM's General Counsel; (b) any Manager of GEAM's Compliance Department; and
(c) the Chief Investment Officer (or other individual in a senior management position) of the applicable Fund, (i) must be informed of each arrangement involving the proposed disclosure of the Funds' portfolio holdings information in a timeframe different from the standard timeframe, (ii) must analyze it to determine potential and actual conflicts of interests in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence.

   Selective (i.e., non-public) disclosures of portfolio holdings information relating to the Funds, even if subject to the conditions specified in the portfolio holdings policies and procedures, should be done only where legitimate business purposes of the Fund are served and the potential and actual conflicts of interest between the Fund and their affiliates are reviewed and considered.


   Selective disclosures could be considered to serve the legitimate business purposes of the Funds, if: (1) done to further the interests of the Funds or
(2) the disclosure is not expected to result in harm to the Funds (such harm could occur by permitting third parties to trade ahead of, or front run, the Funds or to effect trades in shares of the Funds with portfolio holdings information that other current or potential investors do not have). For example, certain vendors of GEAM or the Funds provide services that are essential in the operations of the Funds, or assist GEAM in providing services to the Funds or in conducting its investment management business activities in general. In order to properly perform these services, these vendors typically need to obtain Fund portfolio holdings information on a very frequent and timely basis, often on the same day it is derived. In addition, certain institutional Fund clients (and their representatives) may require us to provide them with more timely portfolio holdings informationfor their review, in fulfillment of their fiduciary obligations.

   Potential and actual conflicts of interest between the Funds and their affiliates must also be reviewed and considered. For example, there may be situations where the selective disclosure of Fund portfolio holdings information facilitates portfolio management activities or the potential growth of the Funds, which could legitimately serve the common interests of both the Funds and GEAM or its affiliates. However, such selective disclosures should not be made for the benefit of GEAM or its affiliates, such as the receipt of compensation for the disclosure of those portfolio holdings, without also considering whether the disclosure would be in the interests of the Funds or, at a minimum, result in no harm to the Funds.

   The following conditions must be met in order to disclose Fund portfolio holdings information before it is released and made available to the public:

   (1) Any Senior Vice President or Vice President of GEAM's Legal department or GEAM's General Counsel; (2) any Manager of GEAM's Compliance department; and
(3) the Chief Investment Officer, or other individual in a senior management position of the applicable Fund, (i) must be informed of each arrangement involving selective disclosure of Fund portfolio holdings information,
(ii) must analyze it to determine potential and actual conflicts of interest in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence; and

   (2) Depending on the type of recipient, the recipient of the information must agree in writing to maintain the confidentiality of the information provided (or the recipient must be subject to professional or ethical obligations not to disclose or improperly use the information, such as would apply to independent public accounting firms and legal counsel), and not to trade on the basis of the information provided in any account over which it has influence or control, until the public release of the information. With respect to mutual fund investors (and their representatives), the disclosure is limited to month-ending date information that is provided at least 15 days following the month-end; and

   (3) GEAM's CIMs department must maintain a list of all entities that receive selective disclosure of portfolio holdings and the reason for such disclosure.

   Other entities not subject to the conditions described above also may be provided portfolio holdings information on a daily basis without any delay in transmission if they are subject to professional or ethical obligations not to disclose or improperly use the information (e.g., independent public accounting firms and legal counsel).

   Various broker-dealers or futures commission merchants not subject to the conditions described above also may be provided portfolio holdings information daily without any delay in transmission in connection with the purchase or sale of securities, requests for price quotations on securities or bids on securities.

   A custodian not subject to the conditions described above also may be provided portfolio holdings information daily without any delay in transmission in connection with the provision of custodial services to the mutual fund.

   As of the date of this SAI, the Fund provides its portfolio holdings to the following entities as of a date more frequent than month-end and/or prior to the time lag period (i.e., 30 days or 15 days) set forth above:

           .  Custodian (sub-custodians) and accounting agent;
           .  Securities lending agent(s);
           .  Proxy voting agent(s);
           . Transfer agent (in the event of a redemption or purchase in-kind); . Sub-adviser(s);

           .  A GE affiliated provider of certain administrative functions;
           . Legal counsel to the Funds, GEAM or non-interested Directors of the Funds;
           .  Auditor(s);

           .  Financial printer(s);
           .  Provider(s) of attribution and/or portfolio analysis, including:
           .  FactSet Research Systems, Inc.
           .  Richards & Tierney, Inc.

           .  Rating agencies;

           . Other recipients could include various stock markets and exchanges, regulatory authorities and, to a more limited extent, the issuers of securities held by the Funds with respect to only the securities of the particular issuer.

   Neither the Funds nor GEAM receive separate compensation with respect to the selective disclosure of portfolio holdings from any recipient of such information.

   The Funds will make reasonable efforts to work with the entities listed above to obtain written acknowledgements and to implement the conditions described above. GEAM's compliance department will analyze no less frequently than annually the shareholder records of the Fund in an effort to determine whether any Fund client or critical vendor violated the no trading ban that is in effect until the public release of the portfolio holdings information. GEAM's compliance department will review the findings of the analysis with GEAM's legal department. However, such a monitoring effort is not likely to detect every misuse of that information, particularly if concealed in some fashion. Certain employees of GEAM and GE Investment Distributors, Inc. ("GEID") may also have access to that non-public portfolio information, but those employees will normally be subject to a code of ethics and other policies and procedures intended to prevent misconduct.

   There can be no assurance that the Funds' policies and procedures on disclosure of portfolio holdings will protect the Funds from misuse of such information by individuals or entities that come into possession of the information.

                            Investment Restrictions


Fundamental Restrictions for all Funds other than Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Europe Equity Fund, Emerging Markets Equity Fund, High Yield Fund and Real Estate Securities Fund


   The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change. Except where otherwise noted, each Fund may not:

    1. Issue senior securities except: (a) to the extent that borrowings under paragraph (10) below exceeding 5% may be deemed to be senior securities under the 1940 Act, or (b) in connection with investments of certain Funds in options and futures contracts.

    2. As to 75% of its total assets, invest more than 5% of its total assets taken at market value at the time of each investment in the securities (other than United States government or government agency securities) of any one issuer (including repurchase agreements with any one bank). For purposes of this restriction, an issuer includes the government (including agencies and instrumentalities thereof) of any country other than the United States.

    3. For Funds other than Income Fund, U.S. Equity Fund and Premier Growth Equity Fund, purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer; or (ii) 10% of the outstanding voting securities of an issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money market instruments or bank repurchase agreements. The Income Fund, U.S. Equity Fund and Premier Growth Equity Fund may not purchase more than 10% of the voting securities of any single issuer or more than 10% of the outstanding securities of any class of any single issuer, except that these restrictions do not apply to: (i) U.S. Government securities, or (ii) up to 25% of the total assets of these three Funds. For the purposes of these restrictions, a foreign government and its agencies and instrumentalities are treated as a single issuer.

    4. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction. For purposes of this restriction, the term "industry" includes (a) the government (including agencies and instrumentalities thereof) of any country other than the United States, and (b) any supranational entity (including agencies and instrumentalities thereof). Domestic banks and each foreign country's banks are regarded as a separate industry.

    5. Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities including securities secured by a mortgage or a leasehold interest or other interest in real estate. A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

    6. Purchase securities which are subject to legal or contractual delays in or restrictions on resale. This restriction does not apply to the International Equity Fund, Mid-Cap Equity Fund, Income Fund, U.S. Equity Fund or Premier Growth Equity Fund.

    7. Purchase any securities on margin except: (a) that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, or (b) in connection with investments of Funds in options and futures contracts.

    8. Make loans, except as provided in (9) below and except through the purchase of obligations in private placements (the purchase of publicly traded obligations not being considered the making of a loan).

    9. Lend its portfolio securities in excess of 20% of its total assets (30% of total assets for the Income Fund, U.S. Equity Fund and Premier Growth Equity Fund), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the Fund's guidelines.

    10.Borrow amounts in excess of 10% (20% in the case of the S&P 500 Index
       Fund; 33.33% in the case of Income Fund, U.S. Equity Fund, Premier Growth Equity Fund) of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For these purposes, the Income Fund, U.S. Equity Fund and Premier Growth Equity Fund also may borrow via reverse repurchase agreements. The International Equity Fund, however, may borrow amounts up to an additional 10% of is net asset value from banks to increase is holdings of portfolio investments.

    11.Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in options and futures contracts.

    12.Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

    13.Invest more than 10% of its net assets (15% of total assets for the International Equity Fund, Mid-Cap Equity Fund, Income Fund, U.S. Equity Fund and Premier Growth Equity Fund) in repurchase agreements maturing in more than seven days and other illiquid investments.

Non-Fundamental Restrictions for all Funds other than Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Europe Equity Fund, Emerging Markets Equity Fund, High Yield Fund and Real Estate Securities Fund


   The Company has also adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board without shareholder approval. Under these restrictions, each Fund may not:


    1. Invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value, would be invested in such securities. This restriction is not applicable to the S&P 500 Index Fund, International Equity Fund, Mid-Cap Equity Fund, Income Fund and Premier Growth Equity Fund.


    2. Purchase securities of other investment companies if, as a result thereof, the Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Fund's assets would be invested in any one investment company, or more than a total of 10% of the Fund's assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and so long as immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities. These limitations also do not apply to (i) investments by the Funds in money market funds such as the GE Money Market Fund, as permitted under 1940 Act and the rules thereunder; and (ii) investments by the Funds in shares of GEI Investment Fund, as permitted by an exemptive order issued by the SEC.

    3. Purchase or sell interests in commodities, or commodity contracts, except that certain Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

    4. Invest more than 30% of its assets, measured at time of purchase, in debt securities (other than U.S. Government securities) that are rated lower than the four highest rating categories assigned by Moody's or Standard & Poor's.

    5. The Money Market Fund may not invest more than 5% of its total assets (taken at amortized cost at the time of each investment) in the securities of any single issuer (including repurchase agreements with any one bank) except U.S. Government securities or repurchase agreements collateralized by such securities.

    6. The S&P 500 Index Fund, International Equity Fund, Mid-Cap Equity Fund, Income Fund, U.S. Equity Fund and Premier Growth Equity Fund may not enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.


    7. Make additional investments when borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This restriction does not apply to the International Equity Fund.

    8. The Income Fund, U.S. Equity Fund and Premier Growth Equity Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund holds the securities sold short or may obtain such securities (in an amount equal to the short position) without payment of any consideration.


Notes to Investment Restrictions for all Funds other than Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Europe Equity Fund, Emerging Markets Equity Fund, High Yield Fund and Real Estate Securities Fund


   The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction No. 4 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.

Fundamental Restrictions for Core Value Equity Fund and Europe Equity Fund

   The Core Value Equity Fund and the Europe Equity Fund are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change. Except where otherwise noted, each Fund may not:

    1. Borrow money, except that the Funds may enter into reverse repurchase agreements, and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund's total assets are outstanding, including reverse repurchase agreements, the Fund will not make any additional investments.

    2. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

    3. Purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

    4. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

    5. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term "industry" will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and
       (b) all supranational organizations. Domestic banks and each foreign country's banks are regarded as a separate industry.

    6. Underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

    7. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

    8. Make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

    9. Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

    10.Invest in commodities except that each Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this SAI and in the Prospectus.

Non-Fundamental Restrictions for Core Value Equity Fund and Europe Equity Fund

   The Company has also adopted the following additional investment restrictions applicable to the Core Value Equity Fund and the Europe Equity Fund. These are not fundamental and may be changed by the Board without shareholder approval. Under these restrictions, each Fund may not:

    1. Purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures.

    2. Purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

    3. Invest in companies for the purpose of exercising control or management.

    4. Purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

    5. Purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

    6. Purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"), that have been determined to be liquid by the Board based upon the trading markets for the securities.

    7. Issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

Notes to Investment Restrictions for the Core Value Equity Fund and Europe Equity Fund

   The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction No. 5 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.

Fundamental Restrictions for Small-Cap Equity Fund, Emerging Markets Equity Fund and High Yield Fund

   The Small-Cap Equity Fund, Emerging Markets Equity Fund and the High Yield Fund are subject to certain fundamental restrictions on their investments. The fundamental investment restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change. Except where otherwise noted, each Fund may not:

1. Borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) obtain such short-term credits as may be necessary for the clearance and purchases and sales of portfolio securities, (d) purchase securities and other investments on margin to the extent permitted by applicable law, (e) engage in dollar rolls and other similar transactions, and
(f) as otherwise permitted by applicable law.

2. Lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in futures contracts on securities and securities indices and options on such futures contracts, and (e) as otherwise permitted by applicable law.

3. Invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities, (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities are limited as to any single issuer to an amount not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

4. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations.

5. Underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with each Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that a Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

6. Purchase or sell real estate, except (1) that a Fund may: (a) invest in mortgage-related securities and securities secured by real estate, mortgages, or interests in real estate or mortgages, (b) purchase securities of issuers that invest or deal in real estate, mortgages or interests in real estate or mortgages (e.g., real estate investment trusts), (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business, (d) acquire real estate or interests in real estate securing an issuer's obligations, and (e) invest in real estate limited partnerships; and (2) as otherwise permitted by applicable law.

7. Issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

8. Purchase or sell commodities or commodities contracts, except as otherwise permitted by applicable law.

Non-Fundamental Restrictions for Small-Cap Equity Fund, Emerging Markets Equity Fund and High Yield Fund

   The Company has also adopted the following additional investment restrictions applicable to the Small-Cap Equity Fund, Emerging Markets Equity Fund and the High Yield Fund. These are not fundamental and may be changed by the Board without shareholder approval. Under these restrictions, each Fund may not:

1. Purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that a Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

2. Invest in companies for the purpose of exercising control or management.

3. Purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

4. Purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

5. Purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"), that have been determined to be liquid by the Board based upon the trading markets for the securities.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of fundamental investment restriction No. 4 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.


Fundamental Restrictions for Total Return Fund

   The Total Return Fund is subject to certain fundamental restrictions on its investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Total Return Fund. Except where otherwise noted, the Total Return Fund:

1. Shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

2. May not make investments that will result in the concentration (as that term is defined in the 1940 Act) of its assets in securities of issuers in any one industry.

3. May purchase or sell commodities or commodities contracts, except as otherwise permitted by applicable law.

4. May not issue senior securities, except as otherwise permitted by applicable law.

5. May purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

6. May not borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes,
(c) invest in permitted leveraged instruments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

7. May lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, (d) investing in permitted leveraged investments, and (e) as otherwise permitted by applicable law.

Non-Fundamental Restrictions for Total Return Fund

The Total Return Fund may not:

1. Purchase securities of other investment companies if, as a result thereof, the Total Return Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Total Return Fund's assets would be invested in any one investment company, or more than a total of 10% of the Total Return Fund's assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and so long as immediately thereafter not more than 10% of such Total Return Fund's total assets, taken at market value, would be invested in such securities. These limitations also do not apply to
(i) investments by the Total Return Fund in money market funds such as the GE Money Market Fund, as permitted under 1940 Act and the rules thereunder; and
(ii) investments by the Total Return Fund in shares of GEI Investment Fund, as permitted by an exemptive order issued by the SEC.

2. Invest more than 30% of its assets, measured at time of purchase, in debt securities (other than U.S. Government securities) that are rated lower than the four highest rating categories assigned by Moody's or Standard & Poor's.

3. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

4. Make additional investments when borrowings (including reverse repurchase agreements)
exceed 5% of its total assets.

5. Acquire any security or other investment that is not readily marketable if more than 15% of its net assets, taken at market value, would be invested in such securities and other investments. For purposes of this restriction, an investment is considered to be not readily marketable if it cannot be disposed of by the Total Return Fund within seven days in the ordinary course of business at approximately the amount at which the Total Return Fund has valued the investment.

Notes to Investment Restrictions for Total Return Fund

   The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction number 1 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.


Fundamental Restrictions for Real Estate Securities Fund

   The Real Estate Securities Fund is subject to certain fundamental restrictions on its investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Real Estate Securities Fund. Except where otherwise noted, the Real Estate Securities Fund may not:

    1. Issue senior securities except as otherwise permitted by applicable law.

    2. Purchase or sell real estate, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Real Estate Securities Fund may: (a) invest in mortgage-related securities and securities secured by real estate, mortgages, or interests in real estate or mortgages, (b) purchase securities of issuers that invest or deal in real estate, mortgages or interests in real estate or mortgages (e.g., real estate investment trusts), (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business, (d) acquire real estate or interests in real estate securing an issuer's obligations, and (e) invest in real estate limited partnerships.

    3. Borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) purchase securities on margin to the extent permitted by applicable law, and (e) engage in transactions in mortgage dollar rolls and other similar transactions.

    4. Lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, and (d) investing in futures contracts on securities and securities indices and options on such futures contracts.

    5. Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

Non-Fundamental Restrictions for Real Estate Securities Fund

   The Company has also adopted the following additional investment restrictions applicable to the Real Estate Securities Fund. These are not fundamental and may be changed by the Board without shareholder approval. Under these restrictions, the Real Estate Securities Fund may not:

    1. Invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value, would be invested in such securities.

    2. Purchase securities of other investment companies if, as a result thereof, the Real Estate Securities Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Real Estate Securities Fund's assets would be invested in any one investment company, or more than a total of 10% of the Real Estate Securities Fund's assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and so long as immediately thereafter not more than 10% of such Real Estate Securities Fund's total assets, taken at market value, would be invested in such securities. These limitations also do not apply to (i) investments by the Real Estate Securities Fund in money market funds such as the GE Money Market Fund, as permitted under 1940 Act and the rules thereunder; and (ii) investments by the Funds in shares of GEI Investment Fund, as permitted by an exemptive order issued by the SEC.

    3. Purchase or sell interests in commodities, or commodity contracts, except that the Fund may invest in currency and financial instruments or contracts, that are commodities or commodity contracts.

    4. Invest more than 20% of its assets, measured at time of purchase, in debt securities (other than U.S. Government securities) that are rated lower than the four highest rating categories assigned by Moody's or Standard & Poor's.

    5. The Real Estate Securities Fund may not enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

    6. Make additional investments when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

7. The Real Estate Securities Fund may not acquire any security or other investment that is not readily marketable if more than 15% of its net assets, taken at market value, would be invested in such securities and other investments. For purposes of this restriction, an investment is considered to be not readily marketable if it cannot be disposed of by the Real Estate Securities Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment.

Notes to Investment Restrictions for Real Estate Securities Fund

   The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction number 2 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.

Non-Fundamental Restrictions for all Funds other than Total Return Fund

   Each of the Funds, with the exception of the Total Return Fund, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. Each of the Funds will provide shareholders at least 60 days prior notice before any change in this non-fundamental policy.

                      Portfolio Transactions and Turnover

   Decisions to buy and sell securities for each Fund are made by the portfolio manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

   The following table shows the amount of brokerage commissions paid by certain Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in GEAM's outlook.


                                          Annual Brokerage Commissions
                                                    Paid
                                           Year Ended December 31
             Fund                         ----------------------------
             ----                         2008      2007       2006
             U.S. Equity Fund............        $   97,136  $ 80,582
             S&P 500 Index Fund..........        $   31,832  $ 41,394
             Premier Growth Equity Fund..        $   64,100  $ 81,828
             Core Value Equity Fund......        $   32,762  $ 30,507
             Mid-Cap Equity Fund.........        $  379,389  $247,583
             Small-Cap Equity Fund.......        $   95,041  $141,350
             International Equity Fund...        $  100,438  $ 80,628
             Total Return Fund...........        $2,132,313  $955,356
             Real Estate Securities Fund.        $  356,345  $249,176


   The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these procedures, in selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager seeks the most favorable terms available under the circumstances ("best execution"). In assessing the overall terms available to ensure best execution for any transaction, the portfolio manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager does not take into account a broker-dealer's promotional or sales efforts on behalf of a Fund.

   In addition, the investment advisory agreement between the Company and GEAM relating to each Fund authorizes GEAM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which GEAM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to GEAM in servicing that Fund as well as all of the GEAM's accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by the Federal Securities Laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services.


   The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of transactions involved during the fiscal period ended December 31, 2008. Funds that are not listed paid no brokerage commissions to firms that provided such services.



                                           Amount of
                                          Transactions
                                            To Firms
                                           Providing
                                           Brokerage    Amount of
                                              and      Commissions
                                            Research     on Those
             Fund                           Services   Transactions
             ----                         ------------ ------------
             U.S. Equity Fund............      $            $
             Premier Growth Equity Fund..      $            $
             Core Value Equity Fund......      $            $
             Mid-Cap Equity Fund.........      $            $
             International Equity Fund...      $            $
             Total Return Fund...........      $            $
             Real Estate Securities Fund.      $            $

   The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GEAM is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

   GEAM may select broker-dealers that are affiliated with the Company or GEAM. All brokerage commissions paid to affiliates will be fair and reasonable. The Company's Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the Board, transactions for a Fund may be executed through the Distributor, if, in the judgment of GEAM, the use of the Distributor is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

   The Funds did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years.

   The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a portfolio turnover rate of 100% would mean that all of a Fund's securities (except those excluded from the calculation) were replaced once in a period of one year. Certain of the Fund's investment strategies may result in the Fund having a high portfolio turnover rate. High portfolio turnover may cause a Fund to experience increased transaction costs, dealer markups, brokerage expenses and other acquisition costs. The following table provides the portfolio turnover rates for each Fund (except the Money Market Fund) for the fiscal periods ended December 31, 2008 and December 31, 2007:



                                             Portfolio Portfolio
                                             Turnover  Turnover
                                               Rate      Rate
                                              Period    Period
                                               Ended     Ended
               Fund                          12/31/08  12/31/07
               ----                          --------- ---------
               U.S. Equity Fund.............               55%
               S&P 500 Index Fund...........                6%
               Premier Growth Equity Fund...               29%
               Value Equity Fund............               45%
               Mid-Cap Equity Fund..........               65%
               Small-Cap Equity Fund........               25%
               International Equity Fund....               32%
               Europe Equity Fund...........              N/A
               Emerging Markets Equity Fund.              N/A
               Income Fund..................              448%
               High Yield Fund..............              N/A
               Total Return Fund............              176%
               Money Market Fund............              N/A
               Real Estate Securities Fund..              106%


   The portfolio manager does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. Because the rate of portfolio turnover is not a limiting factor, however, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. As a result, the annual portfolio turnover rates in future years may exceed the percentages shown below. Turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements resulting from fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the portfolio manager's outlook.

   Because short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments usually are effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund paying higher brokerage commissions.

                           Management of the Company

Directors and Officers

   The Board oversees the business affairs of the Company. The directors approve all significant agreements between the Company and the persons and companies that furnish services to the Funds, including agreements with the Funds' Adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEAM.

   The name, address, positions held, principal occupation during the past five years, number of portfolios in fund complex overseen and other directorships held by each director and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested director are shown below. Each person named as a director also may serve in a similar capacity for other Funds advised by GEAM. The executive officers of the Company are employees of organizations that provide services to the Funds. The business address of each Director and executive officer who is an "interested person" (as defined in the 1940 Act) is 3001 Summer Street, Stamford, Connecticut 06905.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS
-------------------------------------------
                                                                      Number of
                                                                      Portfolios
                                                                       in Fund
                                                       Principal       Complex
                                Term of Office and   Occupation(s)    Overseen
Name, Address    Position(s)      Length of Time        During           by      Other Directorships
and Age         Held with Fund        Served         Past 5 years     Director    Held by Director
-------------   --------------  ------------------ ------------------ ---------- -------------------
Michael J.                                                                          Chairman of the
  Cosgrove 59..                                                                           Board and
                                                        President and               President of GE
                                                      Chief Executive                   Funds since
                                                     Officer - Mutual                      1993, GE
                                                              Funds &                 Institutional
                                                         Intermediary                  Funds and GE
                                                          Business at               LifeStyle Funds
                                                           GEAM since                   since 1997;
                                                          March 2007;              Trustee of Elfun
                                                       Executive Vice                     Funds, GE
                                                         President of                     Savings &
                                                            GEAM from                Security Funds
                                                     February 1997 to                   and General
                                                          March 2007;              Electric Pension
                                                      Vice President,             Trust since 1988;
                                                           GE Capital                    Trustee of
                                                      Corporation, an                       Fordham
                                                     indirect wholly-              University since
                                                                owned                   2003; Elfun
                                                        subsidiary of                   Foundation;
                                                            GE, since               Treasurer of GE
                                                       December 1999;                   Foundation;
                                                       Executive Vice                  Director, GE
                                                          President -                         Asset
                                                      Mutual Funds of                    Management
                                                              GEAM, a                     (Ireland)
                                                         wholly-owned                Limited, since
                                                     subsidiary of GE                February 1999;
                                                   that is registered                      GE Asset
                                                     as an investment                    Management
                                                    adviser under the                Funds plc., GE
                                                           Investment                         Asset
                                                      Advisers Act of                    Management
                                                             1940, as                        Canada
                                                       amended, since                   Company, GE
                                 Until successor          March 1993;                         Asset
                   Chairman of    is elected and          Director of                    Management
                 the Board and    qualified - 12           GEAM since                Limited and GE
                     President             years                 1988        51         Volunteers.
Matthew J.                                             Executive Vice
  Simpson 48...                                            President,
                                                      General Counsel
                                                     and Secretary of
                                                           GEAM since
                                                           July 2007;
                                                          Senior Vice
                                                        President and
                                                      General Counsel
                                                      - Marketing and
                                                      Client Services
                                                      (formerly Asset
                                                           Management
                                                         Services) at
                                                             GEAM and
                                                          Senior Vice
                                                        President and
                                                      General Counsel
                                                        of GEAMS from
                                                     February 1997 to
                                                      July 2007; from
                                                      October 1992 to
                                                       February 1997,
                                                       Vice President
                                                        and Associate
                                                      General Counsel
                                                             of GEAM;
                                                      Secretary of GE
                                                      Funds from 1993
                                                     to July 2007 and
                                                       Vice President
                                                       from September
                                                         2003 to July
                                                      2007; Secretary
                                                                of GE
                                                        Institutional
                                                            Funds, GE
                                                      LifeStyle Funds
                                                               and GE
                                                          Investments
                                                     Funds, Inc. from
                                                         1997 to July                   Trustee and
                                                        2007 and Vice                Executive Vice
                                                       President from               President of GE
                                                       September 2003                     Funds, GE
                                                        to July 2007;                 Institutional
                                                            Assistant                  Funds and GE
                                                         Secretary of               LifeStyle Funds
                                                      Elfun Funds and              since July 2007;
                                                         GE Savings &              Trustee of Elfun
                                                       Security Funds                     Funds, GE
                                                         from 1998 to                     Savings &
                                                        July 2007 and                Security Funds
                                 Until successor       Vice President                   and General
                  Director and    is elected and         from October              Electric Pension
                Executive Vice   qualified - one         2003 to July              Trust since July
                     President              year                2007.        51               2007.

                                                                    Number of
                                                                    Portfolios
                                                                     in Fund
                                                      Principal      Complex
                                Term of Office and  Occupation(s)   Overseen
Name, Address    Position(s)      Length of Time       During          by      Other Directorships
and Age         Held with Fund        Served        Past 5 years    Director    Held by Director
-------------   --------------  ------------------ ---------------- ---------- -------------------
Scott Rhodes 49                                         GEAM Mutual
                                                              Funds
                                                         Operations
                                                      Manager since
                                                    September 2005;
                                                    Treasurer of GE
                                                      Institutional
                                                          Funds, GE
                                                    LifeStyle Funds
                                                             and GE
                                                        Investments
                                                        Funds since
                                                      November 2005
                                                    and Elfun Funds
                                                     and GE Savings
                                                         & Security
                                                        Funds since
                                                    September 2005;
                                                        from August
                                                            2004 to
                                                     September 2005
                                                    Vice President,
                                                         U.S. Trust
                                                      Company, N.A.
                                                      and Assistant
                                                       Treasurer of
                                                   Excelsior Funds,
                                                    Inc., Excelsior
                                                   Funds Trust, and
                                                      Excelsior Tax
                                                      Exempt Funds,
                                                         Inc.; from
                                                    January 2004 to
                                                       August 2004,
                                                     Vice President
                                                          BlackRock
                                                          Financial
                                                        Management,
                                                         Inc.; from
                                                      December 1996
                                                        to November
                                                   2003, Controller
                                                    - Mutual Funds,
                                                           American
                                                            Skandia
                                                         Investment
                                                     Services, Inc.
                                                      and Assistant
                                                       Treasurer of
                                                           American
                                 Until successor      Skandia Trust
                                  is elected and       and American
                                   qualified - 3    Skandia Advisor
                     Treasurer             years        Funds, Inc.       N/A          N/A
Jeanne M.                                               Senior Vice
  LaPorta 43...                                       President and
                                                     Deputy General
                                                         Counsel at
                                                         GEAM since
                                                      October 2007;
                                                     Vice President
                                                      and Associate
                                                    General Counsel
                                                    - Marketing and
                                                    Client Services
                                                    (formerly Asset
                                                         Management
                                                       Services) at
                                                          GEAM from
                                                        May 1997 to
                                                      October 2007.
                                                     Vice President
                                                      and Assistant
                                                    Secretary of GE
                                                          Funds, GE
                                                      Institutional
                                                       Funds and GE
                                                    LifeStyle Funds
                                                    since September
                                                         2003; Vice
                                                      President and
                                                          Assistant
                                                       Secretary of
                                                    Elfun Funds and
                                 Until successor       GE Savings &
                Vice President    is elected and     Security Funds
                 and Assistant      qualified -5      since October
                     Secretary             years              2003.       N/A          N/A

   Each of Michael J. Cosgrove, Matthew J. Simpson, Scott Rhodes and Jeanne M. La Porta are deemed "interested persons" by virtue of their status as directors, officers or employees of GEAM, GEID and/or GE.


NON-INTERESTED DIRECTORS
------------------------
                                                              Number
                                                                of
                                                            Portfolios
                                    Term of                  in Fund
                                   Office and   Principal    Complex       Other
                       Position(s) Length of  Occupation(s)  Overseen  Directorships
                        Held with     Time       During         by        Held by
Name, Address and Age     Fund       Served   Past 5 years   Director    Director
---------------------  ----------- ---------- ------------- ---------- -------------
 John R. Costantino                                General
   c/o GEAM                                       Partner,
   3001 Summer St.                                     NGN
   Stamford, CT                                    Capital                Trustee of
   06905                                         LLC since                  GE Funds
   62.................                               2006;                since 1993
                                                  Managing                    and GE
                                                 Director,             Institutional
                                                    Walden                 Funds and
                                                 Partners,                        GE
                                        Until        Ltd.,                 LifeStyle
                                    successor  consultants               Funds since
                                   is elected          and                     1997;
                                          and   investors,                Trustee of
                                    qualified        since                   Fordham
                                         - 12       August                University
                        Director        years        1992.      43       since 2002.
 William J. Lucas                                                         Trustee of
   c/o GEAM                                           Vice                  GE Funds
   3001 Summer St.                               President                since 1993
   Stamford, CT                         Until          and                    and GE
   06905                            successor    Treasurer             Institutional
   61.................             is elected           of                 Funds and
                                          and    Fairfield                        GE
                                    qualified   University                 LifeStyle
                                         - 12        since               Funds since
                        Director        years        1983.      43             1997.
 Robert P. Quinn                                                          Trustee of
   c/o GEAM                                                                 GE Funds
   3001 Summer St.                                                        since 1993
   Stamford, CT                         Until                                 and GE
   06905                            successor      Retired             Institutional
   72.................             is elected   since 1983                 Funds and
                                          and         from                        GE
                                    qualified      Salomon                 LifeStyle
                                         - 12     Brothers               Funds since
                        Director        years        Inc.;      43             1997.


   The non-interested directors are members of the Company's Audit Committee and Governance Committee. The Audit Committee evaluates and selects the Company's independent auditors. The Audit Committee meets with the Company's independent auditors to review the scope and cost of the Company's audit and reviews the report, addresses any issues with the independent auditors, approves all significant services to be performed by the independent auditors and to consider the possible effect of such services on their independence. During the prior fiscal year, the Audit Committee held four meetings.

   The Governance Committee selects and nominates person(s) for election or appointment as directors including independent directors and directors who are interested persons of the Company, reviews the compensation payable to the independent directors and makes recommendations to the Board with respect thereto, reviews and evaluates the functioning of the Board and the various committees of the Board and makes recommendations with respect thereto, selects independent counsel to the independent directors and consults with independent counsel so that it may be apprised of regulatory developments affecting governance issues. The Governance Committee shall review nominees recommended to the Board by shareholders and shall evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. During the prior fiscal year, the Governance Committee did not meet.

   The Board has delegated to GEAM's fair valuation committee (the "Valuation Committee") responsibility for establishing the fair value of securities and other investments for which quotations or other market values are either not readily available or do not reflect all market developments. The Valuation Committee performs its role subject to valuation procedures approved by the Board. The Valuation Committee is comprised of several GEAM officers, including the chief investment officer of each asset class, and is chaired by an independent director. At least one independent director participates in each meeting of the Valuation Committee and each fair value established by the Valuation Committee is reviewed by the Board at its next regularly scheduled meeting.


   Listed below for each Director is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Director in the GE Family of Funds as of December 31, 2008.



                                                                              Aggregate Dollar Range of Equity Securities
                                              Dollar Range of Equity            In All Registered Investment Companies
                                        Securities in GE Investments Funds,        Overseen by Director in Family of
Name of Director                                       Inc.                             Of Investment Companies
----------------                       -------------------------------------  -------------------------------------------
Michael J. Cosgrove...................                               $ - 0 -               $10,001 - $50,000
Matthew J. Simpson....................                                $- 0 -                   Over $100,000
John R. Costantino....................                                $- 0 -               $10,001 - $50,000
William J. Lucas......................                                $- 0 -                   Over $100,000
Robert P. Quinn.......................                                $- 0 -               $10,001 - $50,000



   The following table lists for each non-interested Director and his immediate family members as of December 31, 2008, each class of securities owned beneficially or of record in GEAM and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GEAM or GEID, including the General Electric Company and any sub-adviser or any entity directly or indirectly, controlling, controlled by, or under common control of any sub-adviser.


                                        Name of Owners and Relationship to
Name of Director                                     Director                 Company Title of Class Value of Securities
----------------                       -------------------------------------  ------- -------------- -------------------
John R. Costantino....................                                         NONE
William J. Lucas......................                                         NONE
Robert P. Quinn.......................                                         NONE

                                        Name of Owners and Relationship to
Name of Director                                     Director                 Percent of Class
----------------                       -------------------------------------  ----------------
John R. Costantino....................
William J. Lucas......................
Robert P. Quinn.......................

   No employee of GE or any of its affiliates receives any compensation from the Company for acting as a Director or officer of the Company. Each Director of the Company who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $80,000 for services as Director of the Company together with services as a director/trustee of certain other investment companies managed by GEAM, which fee will be allocated proportionately among those companies based upon total assets. In addition to the annual fee listed above, Mr. Costantino, as lead director, receives $20,000 per annum, Mr. Lucas, as chairperson of the Audit Committee, receives $10,000 per annum, and

Mr. Quinn, as lead independent director of GEAM's fair valuation committee, receives $10,000 per annum.


   Effective January 1, 2009, each Director of the Company who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, will receive an annual fee of $100,000 for services as Director. In addition to this annual fee, Mr. Costantino, as lead Director, receives $20,000 per annum, Mr. Lucas, as chairperson of the Audit Committee, receives $10,000 per annum, and Mr. Quinn, as lead independent Director of GEAM's fair valuation committee, receives $10,000 per annum.

                                                                                                             Total Director's
                                                                                                               Compensation
                                                                                                            for fiscal period ended
                                                                                                            December 31, 2008
                                                                                                                   from
                                                                                                                       Investment
                                                                                                                       Companies
                                                                                                              The       Managed
Name of Director                                                                                            Company     by GEAM
----------------                                                                                            -------    ----------
Michael J. Cosgrove                                                                                          None        None+
-------------------                                                                                         -------    ----------
Matthew J. Simpson                                                                                           None        None+
------------------                                                                                          -------    ----------
John R. Costantino                                                                                             $       $100,000++
------------------                                                                                          -------    ----------
William J. Lucas                                                                                               $       $90,000++
----------------                                                                                            -------    ----------
Robert P. Quinn                                                                                                $       $90,000++
---------------                                                                                             -------    ----------
+ As of December 31, 2008, Mr. Cosgrove and Mr. Simpson served as Trustee or Director of twelve investment companies advised by GEAM. They are considered to be interested persons of each investment company advised by GEAM, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as
  Trustees thereof without compensation.
++ As of December 31, 2008, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GEAM and the compensation is for their services as Trustees or Directors of these companies.


Investment Adviser and Administrator


   GEAM serves as the Company's investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and is located at 3001 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of the General Electric Company ("GE"). GE is a diversified technology, media and financial services company with products and services ranging from aircraft engines, power generation, water processing and security technology to medical imaging, business and consumer financing, media content and advanced materials. GE serves customers in more than 100 countries and employs more than 300,000 people worldwide. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM, also provides investment advisory services with respect to GE's pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE's 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Income Fund. The investment professionals at GEAM and its predecessors have managed GE's pension assets since 1927. As of December 31, 2008, GEAM had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.

   Personnel of each of the Funds, GEAM, GE Investment Distributors, Inc. and each sub-adviser are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act (and also pursuant to Rule 204A-1 under the Advisers Act with respect to GEAM and each sub-adviser), which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held in the particular portfolios of the Company, if they follow procedures outlined in the code.


   GEAM Investment Advisory and Administration Agreements. The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (the "advisory agreements") between GEAM and the Company on behalf of each Fund. Under the advisory agreements, GEAM, subject to the supervision of the Board, provides a continuous investment program for each Fund's assets, including investment research and management. GEAM determines from time to time what investments are purchased, retained or sold by the Funds and places purchase and sale orders for the Funds investments. GEAM provides the Company with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Company and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also: (1) maintains the books and records of each Fund;
(2) prepares reports to shareholders of each Fund; (3) prepares and files tax returns for each Fund; (4) assists with the preparation and filing of reports and the Company's registration statement with the Securities and Exchange Commission; (5) provides appropriate officers for the Company; (6) provides administrative support necessary for the Board to conduct meetings; and
(7) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents, and transfer agents.

   GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under the advisory agreements. The advisory agreements obligate GEAM to provide services in accordance with each Fund's investment objectives, policies and restrictions as stated in the Company's current registration statement, as amended from time to time, and to keep the Company informed of developments materially affecting each Fund, including furnishing the Company with whatever information and reports that the Board reasonably request.

   Other than those expenses expressly assumed by GEAM, as described above, each Fund is responsible under the advisory agreement relating to it for paying all expenses incurred in its operations and all of the Company's general administrative expenses allocated to it. These include, but are not limited to:
(1) share redemption expenses, (2) shareholder servicing costs, (3) expenses of any shareholder servicing plans or distribution plans adopted by the Board,
(4) custody expenses, (5) transfer agency and recordkeeping expenses,
(6) brokerage fees and commissions, (7) taxes, (8) federal and state registration fees, (9) expenses of preparing, printing and distributing prospectuses to regulators and existing shareholders, (10) expenses of shareholder and Board meetings, (11) fees of disinterested directors,
(12) expenses of preparing and distributing proxy materials, (13) fees of parties unaffiliated with GEAM for valuing portfolio securities and computing net asset values for Funds, (14) legal fees,
(15) auditors fees, (16) insurance premiums, and (17) membership dues in industry associations.

   The advisory agreements permit GEAM, subject to the approval of the Board and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEAM's responsibilities under one or more of the advisory agreements. In this event, GEAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement.


   The advisory agreements provide that GEAM may render similar advisory and administrative services to other clients so long as when Funds or any other clients served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund, the services that it provides under the agreements are not impaired thereby. The advisory agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM's services pursuant to the agreements, except for (1) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreements, and (2) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.


   Each advisory agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board, or (b) the vote of a majority of the relevant Fund's outstanding voting securities, provided that in either event the continuance also is approved by a vote of the majority of the directors who are not parties to the agreement or interested persons (as that term is defined in the 1940 Act) of any party to the agreement, by a vote cast in person at a meeting called for the purpose of voting on such approval.

   The advisory agreements are not assignable and each may be terminated without penalty by either the Company or GEAM upon no more than sixty days nor less than thirty days written notice to the other or by the Board of the Company or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the applicable Fund.

   The agreements governing the investment advisory services furnished to the Company by GEAM provide that, if GEAM ceases to act as the investment adviser to the Company, at GEAM's request, the Company's license to use the initials "GE" will terminate and the Company will change the name of the Company and the Funds to a name not including the initials "GE."

Advisory Fee Rates.


Method of Calculating Advisory Fees. For its services to each Fund, GEAM receives a monthly advisory and administrative fee. The fee is deducted daily from the assets of each of the Funds and paid to GEAM monthly. These fees are based on the average daily net assets of each Fund at the following annual rates:
---------------------------------------------------------------------------------
U.S. Equity Fund................................................................ 0.55%
S&P 500 Index Fund.............................................................. 0.35%
Premier Growth Equity Fund...................................................... 0.65%
Core Value Equity Fund.......................................................... 0.65%
Mid-Cap Equity Fund............................................................. 0.65%
Small-Cap Equity Fund........................................................... 0.95%
International Equity Fund/1/.................................................... 1.00%
                                                                                     first
                                                                                     $100,000,000
                                                                                 0.95%
                                                                                     next
                                                                                     $100,000,000
                                                                                 0.90%
                                                                                     over
                                                                                     $200,000,000
Europe Equity Fund.............................................................. 1.15%
Emerging Markets Equity Fund/2/................................................. 1.05%
Income Fund..................................................................... 0.50%
High Yield Fund/2/.............................................................. 0.60%
Total Return Fund/1/............................................................ 0.50%
Money Market Fund............................................................... 0.50%
                                                                                     first
                                                                                     $100,000,000
                                                                                 0.45%
                                                                                     next
                                                                                     $100,000,000
                                                                                 0.40%
                                                                                     next
                                                                                     $100,000,000
                                                                                 0.35%
                                                                                     next
                                                                                     $100,000,000
                                                                                 0.30%
                                                                                     over
                                                                                     $400,000,000
Real Estate Securities Fund..................................................... 0.85%
                                                                                     first
                                                                                     $100,000,000
                                                                                 0.80%
                                                                                     next
                                                                                     $100,000,000
                                                                                 0.75%
                                                                                     over
                                                                                     $200,000,000



/1/ GEAM has entered into a contractual arrangement with the Company to limit the Management Fee charged to the International Equity Fund to 0.80% of the average daily net assets of the International Equity Fund and the Total Return Fund to 0.48% of the average daily net assets of the Total Return Fund (each a "Management Fee Waiver Agreement"). Unless terminated or amended, both Management Fee Waiver Agreements will continue until April 30, 2010. The fee waiver will terminate automatically if the Management Fee Waiver Agreement terminates. In addition, the Company may terminate either of the Management Fee Waiver Agreements without penalty upon 60 days written notice to GEAM. Either Management Fee Waiver Agreement may be amended by the mutual written consent of the Company and GEAM.


/2/ GEAM has entered into a contractual arrangement with each of these Funds to limit other expenses of each class of these Funds on an annualized basis at or below a specified amount through April 30, 2010, as follows: Emerging Markets Equity Fund - 0.29% and High Yield Fund - 0.20%.

Advisory Fees Paid.


Total Annual Advisory Fees Paid. This table shows the total dollar amounts of advisory fees that each Fund paid to the Adviser for each of the last three fiscal years ending on December 31:
----------------------------------------------------------------------------------
                                                                                 2008    2007       2006
U.S. Equity Fund................................................................ $    $  485,039 $  531,238
S&P 500 Index Fund.............................................................. $    $1,684,005 $1,577,966
Premier Growth Equity Fund...................................................... $    $  681,231 $  755,066
Core Value Equity Fund.......................................................... $    $  258,747 $  243,821
Mid-Cap Equity Fund............................................................. $    $1,284,419 $1,397,432
Small-Cap Equity Fund........................................................... $    $  985,089 $  528,796
International Equity Fund....................................................... $    $  860,294 $  731,723
Europe Equity Fund..............................................................  N/
                                                                                   A         N/A        N/A
Emerging Markets Equity Fund....................................................  N/
                                                                                   A         N/A        N/A
Income Fund..................................................................... $    $  600,505 $  569,052
High Yield Fund.................................................................  N/
                                                                                   A         N/A        N/A
Total Return Fund............................................................... $    $7,277,652 $4,502,621
Money Market Fund............................................................... $    $1,396,687 $1,273,008
Real Estate Securities Fund..................................................... $    $1,205,230 $  654,923

Current Sub-Advisers

S&P 500 Index Fund


   SSgA Funds Management, Inc. (SSgA FM). GEAM has retained SSgA FM to provide day-to-day portfolio management to the S&P 500 Index Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2007, SSgA FM had approximately $144 billion in assets under management. SSgA FM, State Street and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. As of December 31, 2007, SSgA had approximately $1.9 trillion in assets under management. For fiscal years ended December 31, 2008, 2007 and 2006,
sub-advisory fees of $      , $183,712 and $191,684, respectively, were paid to
SSgA.


   Sub-Advisory Agreement. Prior to May 1, 2001, State Street Bank and Trust Company, acting through its State Street Global Advisors division was the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM effective July 24, 1997. This investment sub-advisory agreement was approved by the Board, including a majority of independent directors, at a meeting held for that purpose on June 4, 1997 and by the Fund's shareholders on July 23, 1997. Effective May 1, 2001, SSgA FM is the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM. This investment sub-advisory agreement was approved by the Board, including a majority of independent directors, at a meeting held for that purpose on April 20, 2001.

   The sub-advisory agreement with SSgA FM is not assignable and may be terminated without penalty by the sub-adviser or GEAM upon sixty (60) days written notice to the other or by the Board or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the Fund.

   The sub-advisory agreement provides that the subadviser may render similar advisory and administrative services to other clients so long as the services that it provides under the agreements are not impaired thereby. The sub-advisory agreement also provide that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its shareholders or by GEAM in connection with its services pursuant to the agreements, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreement.


Real Estate Securities Fund and Total Return Fund

   Urdang Securities Management, Inc. (Urdang). GEAM has retained Urdang as sub-adviser for the Real Estate Securities Fund and to manage a portion of the Total Return Fund's assets. Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc., which in turn is wholly owned by The Bank of New York Mellon Corporation ("BNY Mellon") and operates as part of BNY Mellon's Asset Management Division. As a wholly owned subsidiary of Urdang

Capital, Urdang is a second tier subsidiary of BNY Mellon. Urdang is located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. Urdang is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2007, Urdang managed accounts invested in publicly traded real estate securities with assets in the aggregate totaling approximately $2 billion. For the period December 31, 2008, December 31, 2007 and April 1, 2006 through December 31,
2006, sub-advisory fees of $      , $590,529 and $479,192, respectively, were
paid to Urdang with respect to the Real Estate Securities Fund. Because Urdang was retained as a new sub-adviser to the Total Return Fund effective May 1, 2009, no sub-advisory fee was paid to Urdang with respect to the Total Return Fund for the period December 31, 2008.


   Prior to April 1, 2006, Seneca Capital Management, LLC ("Seneca") served as sub-adviser for the Real Estate Securities Fund. For the period January 1, 2006 through March 31, 2006 and the fiscal year ended December 31, 2005, sub-advisory fees of $154,533 and $594,487, respectively, were paid to Seneca.

   Sub-Advisory Agreement. Urdang is the investment sub-adviser to the Real Estate Securities Fund pursuant to an investment sub-advisory agreement with GEAM effective April 1, 2006. This investment sub-advisory agreement was approved by the Board (including a majority of the independent directors) at a meeting held for that purpose on January 26, 2006 and by the Fund's shareholders on March 22, 2006.


   In addition, Urdang is investment sub-adviser to the Total Return Fund pursuant to an investment sub-advisory agreement with GEAM effective May 1, 2009. This investment sub-advisory agreement was approved by the Board (including a majority of the independent directors) at a meeting held for that purpose on February 25, 2009 and by the Fund's shareholders on April 9, 2009.

   Each sub-advisory agreement with Urdang is not assignable and may be terminated without penalty by the sub-adviser or GEAM upon sixty (60) days written notice to the other or by the Board or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the Fund.

   Each sub-advisory agreement provides that the sub-adviser may render similar advisory and administrative services to other clients so long as the services that it provides under the agreements are not impaired thereby. The sub-advisory agreement also provide that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its shareholders or by GEAM in connection with its services pursuant to the agreements, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreement.


Small-Cap Equity Fund

   GEAM has engaged the following investment sub-advisers to each manage a portion of the Small-Cap Equity Fund: Palisade Capital Management, L.L.C. ("Palisade"), Champlain Investment Partners, LLC ("Champlain"), GlobeFlex Capital, LP ("GlobeFlex") and SouthernSun Asset Management, Inc. ("SouthernSun," and together with Palisade, Champlain and GlobeFlex, the "Sub-Advisers"). For the fiscal year ended December 31, 2008, the aggregate
sub-advisory fees paid to the foregoing sub-advisers was $      .

   Palisade, having its principal office located at One Bridge Plaza, Fort Lee, New Jersey 07024, provides a continuous investment program with respect to those Fund assets allocated to Palisade by GEAM, which may be changed from time to time at the sole discretion of GEAM ("Allocated Assets"). Palisade is registered as an investment adviser under the Advisers Act, and was formed in 1995 to focus on managing small-cap strategies with a focus on core style of investment. Prior to October 1, 2008, Palisade had served as the sole sub-adviser to the Fund since the Fund's inception in April of 2000. For the fiscal years ended December 31, 2007 and 2006, sub-advisory fees of
      $492,094 and $525,408, respectively, were paid to Palisade.

   Champlain, having its principal office located at 346 Shelburne Road, 6/th/ Floor, Burlington, Vermont 05401, provides a continuous investment program with respect to Champlain's Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Champlain is registered as an investment adviser under the Advisers Act, and was formed in 2004 to focus on managing core small and mid-cap strategies. Champlain has served as one of the sub-advisers to the Fund since October 1, 2008.

   GlobeFlex, having its principal office located at 4365 Executive Drive, Suite 720, San Diego, California 92121, provides a continuous investment program with respect to GlobeFlex's Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. GlobeFlex is registered as an investment adviser under the Advisers Act, and was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. GlobeFlex has served as one of the sub-advisers to the Fund since October 1, 2008.

   SouthernSun, having its principal office located at 6000 Polar Avenue, Suite 220, Memphis, Tennessee 38119, provides a continuous investment program with respect to SouthernSun's Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. SouthernSun is registered as an investment adviser under the Advisers Act, and was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. SouthernSun has served as one of the sub-advisers to the Fund since October 1, 2008.


   Sub-Advisory Agreements. At a shareholders meeting held on August 6, 2008, the shareholders of the Small-Cap Equity Fund approved separate sub-advisory agreements between GEAM and each of Champlain, GlobeFlex and SouthernSun, and an amended and restated sub-advisory agreement with Palisade, each which will be effective on October 1, 2008.

Each respective sub-advisory agreement with each of Palisade, Champlain, GlobeFlex and SouthernSun is not assignable and may be terminated without penalty by either the sub-adviser or GEAM upon 60 days' written notice to the other or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to sub-adviser. Each sub-advisory agreement provides that respective sub-adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. Each sub-advisory agreement also provides that a sub-adviser shall not be liable for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the respective sub-advisory agreement.

Securities Activities of GEAM and the Sub-Advisers

   Securities held by the Funds also may be held by other funds or separate accounts for which the investment adviser, GEAM and/or each of the sub-advisers
- Palisade, Champlain, GlobeFlex, SouthernSun, SSgA FM and/or Urdang (each a "Sub-Adviser" and collectively, the "Sub-Advisers") act as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEAM and/or the Sub-Advisers for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEAM and/or a Sub-Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEAM and/or any Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

   On occasions when GEAM and/or a Sub-Adviser (under the supervision of the Board) deems the purchase or sale of a security to be in the best interests of the Company as well as other funds or accounts for which GEAM and/or the Sub-Adviser acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Company with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEAM and/or a Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Company and to such other funds or accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Service Arrangements

   GENPACT (formerly GE Capital International Services), provides the Funds with various administration and tax reporting services. Such services include, but are not limited to, the preparation of financial statements, Forms N-CSR, N-SAR, N-Q and 24f-2, as well as certain tax reporting and accounting oversight. The Funds pay GENPACT an annual fee for their services that is allocated pro rata among the Funds based on net assets. The amounts paid by the Funds for the services provided by GENPACT for the following years ended December 31, were as follows:


               Fund                         2008  2007    2006
               ----                         ---- ------- -------
               U.S. Equity Fund............  $   $ 1,372 $ 1,694
               S&P 500 Index Fund..........  $   $ 7,368 $ 9,074
               Premier Growth Equity Fund..  $   $ 1,625 $ 2,128
               Value Equity Fund...........  $   $   612 $   655
               Mid-Cap Equity Fund.........  $   $ 2,993 $ 3,993
               Small-Cap Equity Fund.......  $   $ 1,954 $ 2,447
               International Equity Fund...  $   $ 1,304 $ 1,317
               Income Fund.................  $   $ 2,030 $ 1,918
               Total Return Fund...........  $   $31,837 $20,992
               Money Market Fund...........  $   $ 4,556 $ 4,595
               Real Estate Securities Fund.  $   $ 2,388 $ 2,555

Investor Services Plan - Total Return Fund (Classes 1, 2 and 3 shares)

   The Company has adopted an Investor Services Plan (the "Services Plan") with respect to each of Class 1, Class 2 and Class 3shares of the Total Return Fund. Each of the Services Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Services Plan, the Company may compensate insurance companies ("Insurers") issuing variable annuity contracts ("Contracts") and/or variable life insurance policies ("Policies") that offer Class 1, Class 2 or Class 3 shares of the Total Return Fund as an investment option or other parties that have entered into an Investor Services Agreement with the Company pursuant to which the Insurer or other party has agreed to perform certain investor services specified therein necessary to administer the Contracts and Policies (including account maintenance, record keeping services and administrative services) and to facilitate the Company's provision of services to investors in Class 1, Class 2 or Class 3 shares, respectively. EachServices Plan provides that during any fiscal year, the amount of compensation paid under the Services Plan by the Total Return Fund with respect to Class 1, Class 2 and Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1, Class 2 and Class 3 shares, respectively.

   The Services Plan with respect to Class 1 shares of the Total Return Fund was adopted by the Board on December 9, 2005, and therefore, for the periods
ended December 31, 2008, 2007 and 2006, $      , $2,952,541 and $1,723,320,
respectively, were paid under the Services Plan. The Services Plan with respect to Class 2 and 3 shares of the Total Return Fund, was adopted by the Board on February 25, 2009 and became effective on May 1, 2009.

   Each Services Plan will continue in effect from year to year so long as such continuance is approved annually by the Board. Each Services Plan remains in effect for successive one-year periods unless otherwise terminated (1) upon mutual agreement of GEAM and the Insurer, (2) by either GEAM or the Insurer at the end of any one-year term by written notice to the other party at least 30 days before the end of such term, and (3) automatically upon the termination of the participation agreement between the Company and the Insurer pursuant to which the shares of the Total Return Fund are offered to separate accounts of the Insurer or upon the termination of the Services Plan.


Distribution and Service (12b-1) Plans

Each Fund other than Europe Equity Fund, S&P 500 Index Fund, Total Return Fund and Money Market Fund

   The Company has adopted a Distribution and Service Plan under Rule 12b-1 under the 1940 Act, with respect to Class 4 shares of the following Funds: U.S. Equity Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Income Fund, High Yield Fund and Real Estate Securities Fund (each a "Class 4 Plan"). Under the Class 4 Plan, the Company, on behalf of each of these Funds, may compensate GE Investment Distributors, Inc.
(GEID), the distributor of the shares of these Funds, for certain sales services provided by GEID or other broker dealers and shareholder services provided by GEID or other service providers relating to each applicable Fund's Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 4 shares of the Fund as an investment option under such variable contracts. The amount of compensation paid under the Class 4 Plan by each applicable Fund's Class 4 shares may not exceed 0.45% of the average daily net assets of the Fund attributable to such shares. The Class 4 Plan continues in effect from year to year so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Class 4 Plan or in any agreement related to it. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The inception date for the Class 4 Plan was May 1, 2008 for all the foregoing Funds except the Emerging Markets Equity Fund and the High-Yield Fund, which had an inception date of September 15, 2008.

Total Return Fund


   The Company has adopted a Distribution and Service Plan under Rule 12b-1 under the 1940 Act with respect to Class 1, Class 2, Class 3 and Class 4 shares of the Total Return Fund (each, a "12b-1 Plan"). Under the 12b-1 Plans for Class 1, Class 2 and Class 3 shares, payments made under the respective Service Plan for such class of shares are covered in the event that any portion of compensation paid pursuant to such Service Plan is determined to be an indirect use of the assets attributable to that class of shares to finance distribution of such shares.

Furthermore, pursuant to the 12b-1 Plans for Class 2, Class 3 and Class 4 shares, the Company may compensate GEID, the Company's principal underwriter, for providing the sales services and investor services (including account maintenance, record keeping services and administrative services) specified therein up to the following rates of the average daily net assets of the Total Return Fund attributable to its Class 2, Class 3 and Class 4 shares: Class 2 - 0.05%, Class 3 - 0.25%, and Class 4 - 0.45%. GEID has agreed to provide such sales services and investor services to Class 2, Class 3 and Class 4 shares of the Total Return Fund pursuant to the terms of the Distribution Agreement between the Company and GEID with respect to such shares. Furthermore, GEID has engaged Capital Brokerage Corporation ("CBC"), the principal underwriter/distributor of the Contracts and Policies indirectly invested in Class 2, Class 3 and Class 4 shares of the Total Return Fund, to provide such sales services and investor services pursuant to the terms of the Fund Marketing and Investor Service Agreement between GEID and CBC.

   The inception date for the Class 1 12b-1 Plan was May 1, 2009 and the inception date for the Class 2, Class 3 and Class 4 shares 12b-1 Plans was
May 1, 2006. During the fiscal period ended December 31, 2008, 2007 and 2006,
the Total Return Fund - Class 3 shares paid $      , $2,310,017 and $686,071,
respectively to GEID for distribution and shareholder servicing under its 12b-1 Plan, with the full amount of $2,310,017 and $686,071 being spent by GEID for compensation to broker-dealers. During the fiscal period ended December 31, 2007 and

December 31, 2006, the Total Return Fund--Class 2 shares paid $5,915 and $ -0-, respectively to GEID for distribution and shareholder servicing under its 12b-1 Plan, with the full amount of $5,915 being spent by GEID for compensation to broker dealers. During the fiscal period ended December 31, 2007 and December 31, 2006, the Total Return Fund - Class 4 shares paid $2 and $ -0-, respectively to GEID for distribution and shareholder servicing under its 12b-1 Plan, with the full amount of $2 being spent by GEID for compensation to broker dealers. Each 12b-1 Plan will continue in effect with respect to its applicable class of shares of the Total Return Fund from year to year so long as such continuance is approved annually by the Board and by those directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to the 12b-1 Plan (the "Independent Directors"). Each 12b-1 Plan may be terminated with respect to its applicable class of shares at any time by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding shares of such class.

Administrative Services Agreement - Total Return Fund

   GEAM has entered into an Administrative Services Agreement with Insurers offering variable annuity contracts and variable life insurance policies invested in the Total Return Fund pursuant to which the Insurer has agreed to provide certain services in the nature of "personal service and/or the maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein to GEAM, the Company and the Total Return Fund. To compensate the Insurers for providing such administrative services, GEAM has agreed to pay the Insurers an amount equal to 0.076% (for Class 1 shares) and 0.05% (for Class 2, 3 and 4 shares) of the average daily net assets attributable to the Total Return Fund. The Administrative Services Agreement remains in effect for successive one-year periods unless otherwise terminated. The Administrative Services Agreement may be terminated (1) upon mutual agreement of GEAM and the Insurer, (2) either GEAM or the Insurer at the end of any one-year term by written notice to the other party at least 30 days before the end of such term, and (3) automatically upon the termination of the participation agreement between the Company and the Insurer pursuant to which the shares of the Total Return Fund are offered to separate accounts of the Insurer.

Portfolio Managers - Other Accounts Managed


   The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectuses who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject
Fund) and the corresponding total assets managed in such investment companies,
(iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund's securities owned by each such Fund's portfolio manager, if any. Where a Fund is managed by a Sub-Adviser, the Sub-Adviser is set forth beside the Fund's name in the table below. All information is provided as of [December 31, 2008].


                                                                                           Dollar
                   Other                                                                   Range of
                   Registered                                                              Fund
Fund/Portfolio     Investment               Other Pooled                                   Securities
Manager            Companies                Investment Vehicles   Other Accounts           Owned
--------------     ------------------------ --------------------- ------------------------ ----------
U.S. Equity Fund

George A. Bicher   3 Other Accounts with    1 Pooled Investment   10 Other Accounts with      None
                   $860,400,000 in total    Vehicles with         $3,189,500,000 in total
                   assets managed./1/       $22,300,000 in total  assets managed, of
                                            assets managed./1/    which the fee for 1
                                                                  account with
                                                                  $13,200,000 in total
                                                                  assets is based on the
                                                                  performance of the
                                                                  account./1/

Thomas R. Lincoln  7 Other Accounts with    1 Pooled Investment   10 Other Accounts with      None
                   $3,395,500,000 in total  Vehicles with         $3,453,400,000 in total
                   assets managed./1/       $22,300,000 in total  assets managed, of
                                            assets managed./1/    which the fee for 1
                                                                  account with
                                                                  $43,900,000 in total
                                                                  assets is based on the
                                                                  performance of the
                                                                  account./1/

                                                                                               Dollar
                    Other                                                                      Range of
                    Registered                                                                 Fund
Fund/Portfolio      Investment               Other Pooled                                      Securities
Manager             Companies                Investment Vehicles      Other Accounts           Owned
--------------      ------------------------ ------------------------ ------------------------ ----------
U.S. Equity Fund

Stephen V. Gelhaus  9 Other Accounts with    1 Pooled Investment      16 Other Accounts with      None
                    $3,189,900,000 in total  Vehicle with             $5,529,700,000 in total
                    assets managed./1/       $22,300,000 in total     assets managed, of
                                             assets managed./1/       which the fee for 1
                                                                      account with
                                                                      $43,900,000 in total
                                                                      assets is based on the
                                                                      performance of the
                                                                      account./1/

Paul C. Reinhardt   9 Other Accounts with    1 Pooled Investment      15 Other Accounts with      None
                    $3,189,900,000 in total  Vehicles with            $4,784,600,000 in total
                    assets managed./1/       $22,300,000 in total     assets managed, of
                                             assets managed./1/       which the fee for 1
                                                                      account with
                                                                      $43,900,000 in total
                                                                      assets is based on the
                                                                      performance of the
                                                                      account./1/
S&P 500 Index Fund (Sub-Advised by SSgAFM)

Karl Schneider      62 Other Accounts with   249 Pooled Investment    229 Other Accounts          None
                    $37.8 billion in total   Vehicles with $369.3     with $239 billion in
                    assets managed.          billion in total assets  total assets managed.
                                             managed.

                    Other                                                                      Dollar Range
                    Registered                                                                 of Fund
Fund/Portfolio      Investment               Other Pooled                                      Securities
Manager             Companies                Investment Vehicles      Other Accounts           Owned
--------------      ------------------------ ------------------------ ------------------------ ------------
S&P 500 Index Fund (Sub-Advised by SSgAFM)

James Tucker        62 Other Accounts with   249 Pooled Investment    229 Other Accounts           None
                    $37.8 billion in total   Vehicles with $369.3     with $239 billion in
                    assets managed.          billion in total assets  total assets managed.
                                             managed.

Premier Growth Equity Fund

David B. Carlson    3 Other Accounts with    0 Pooled Investment      19 Other Accounts with       None
                    $2,978,300,000 in total  Vehicles with $0 in      $4,431,900,000 in total
                    assets managed.          total assets managed.    assets managed, of
                                                                      which the fee for 1
                                                                      account with
                                                                      $53,000,000 in total
                                                                      assets is based on the
                                                                      performance of the
                                                                      account./1/

Core Value Equity Fund

Paul C. Reinhardt   9 Other Accounts with    1 Pooled Investment      15 Other Accounts with       None
                    $3,191,000,000 in total  Vehicles with            $4,784,600,000 in total
                    assets managed./1/       $22,300,000 in total     assets managed, of
                                             assets managed./1/       which the fee for 1
                                                                      account with
                                                                      $43,900,000 in total
                                                                      assets is based on the
                                                                      performance of the
                                                                      account./1/

Stephen V. Gelhaus  9 Other Accounts with    1 Pooled Investment      16 Other Accounts with       None
                    $3,191,000,000 in total  Vehicles with            $5,529,700,000 in total
                    assets managed./1/       $22,300,000 in total     assets managed, of
                                             assets managed./1/       which the fee for 1
                                                                      account with
                                                                      $43,900,000 in total
                                                                      assets is based on the
                                                                      performance of the
                                                                      account./1/

                                                                                                Dollar
                                                                                                Range of
                       Other                                                                    Fund
Fund/Portfolio         Registered Investment  Other Pooled                                      Securities
Manager                Companies              Investment Vehicles     Other Accounts            Owned
--------------         ---------------------- ----------------------- ------------------------- ----------
Mid-Cap Equity Fund

Diane M. Wehner        3 Other Accounts with  0 Pooled Investment     3 Other Accounts with        None
                       $316,000,000 in total  Vehicles with $0 in     $1,373,000,000 in total
                       assets managed.        total assets managed.   assets managed.

Small-Cap Equity Fund

David Wiederecht

Small-Cap Equity Fund (Sub-Advised by Palisade)

Jack Feiler            2 Other Accounts with  16 Pooled Investment    331 Other Accounts           None
                       $808,458,697 in total  Vehicles with           with $227,436,794 in
                       assets managed.        $608,643,669 in total   total assets managed, of
                                              assets managed.         which the fees for 1
                                                                      account with
                                                                      $7,382,143 in total
                                                                      assets are based on the
                                                                      performance of the
                                                                      accounts.

Jeffrey Schwartz, CFA  2 Other Accounts with  6 Pooled Investment     None                         None
                       $808,458,697 in total  Vehicles with
                       assets managed.        $641,524,380 in total
                                              assets managed, of
                                              which the fee for 1
                                              account with
                                              $43,338,825 in total
                                              assets is based on the
                                              performance of the
                                              account.

Dennison Veru          2 Other Accounts with  7 Pooled Investment     85 Other Accounts with       None
                       $808,458,697 in total  Vehicles with           $123,803,555 in total
                       assets managed.        $598,982,317 in total   assets managed.
                                              assets managed.

Small-Cap Equity Fund (Sub-Advised by Champlain)

Scott Brayman          2 Accounts with        1 Pooled Investment     49 Other Accounts with       None
                       $453,265,968 in total  Vehicles with           $1,203,601,082 in total
                       assets managed./2/     $231,126,279 in total   assets managed./2/
                                              assets managed./2/

                    Other                                                                         Dollar Range
                    Registered                                                                    of Fund
Fund/Portfolio      Investment               Other Pooled                                         Securities
Manager             Companies                Investment Vehicles      Other Accounts              Owned
--------------      ------------------------ ------------------------ --------------------------- ------------
Small-Cap Equity Fund (Sub-Advised by GlobeFlex)

Robert Anslow, Jr.  1 Account with $247      3 Pooled Investment      101 Other Accounts              None
                    million in total assets  Vehicles with $917       with $5.5 billion in total
                    managed./3/              million in total assets  assets managed./3/
                                             managed./3/

Small-Cap Equity Fund (Sub-Advised by SouthernSun)

Michael Cook        1 Account with           4 Pooled Investment      1979 Other Accounts             None
                    $76,967,327 in total     Vehicles with            with $1,300,993,475 in
                    assets managed./4/       $57,225,047 in total     total assets managed./4/
                                             assets managed, of
                                             which the fee for 1
                                             account with
                                             $4,392,391 in total
                                             assets is based on the
                                             performance of the
                                             account./4/

International Equity Fund

Brian Hopkinson     7 Other Accounts with    8 Pooled Investment      13 Other Accounts with          None
                    $808,600,000 in total    Vehicles with            $1,985,700,000 in total
                    assets managed./1/       $89,600,000 in total     assets managed, of
                                             assets managed./1/       which the fees for 2
                                                                      accounts with
                                                                      $87,200,000 in total
                                                                      assets are based on the
                                                                      performance of the
                                                                      accounts./1/

Ralph R. Layman     8 Other Accounts with    8 Pooled Investment      15 Other Accounts with          None
                    $808,600,000 in total    Vehicles with            $2,800,500,000 in total
                    assets managed./1/       $89,600,000 in total     assets managed, of
                                             assets managed./1/       which the fees for 2
                                                                      accounts with
                                                                      $87,200,000 in total
                                                                      assets are based on the
                                                                      performance of the
                                                                      accounts./1/

                                                                                            Dollar
                      Other                                                                 Range of
                      Registered                                                            Fund
Fund/Portfolio        Investment             Other Pooled                                   Securities
Manager               Companies              Investment Vehicles   Other Accounts           Owned
--------------        ---------------------- --------------------- ------------------------ ----------
International Equity Fund

Paul Nestro           7 Other Accounts with  8 Pooled Investment   17 Other Accounts with      None
                      $428,600,000 in total  Vehicles with         $2,091,700,000 in total
                      assets managed./1/     $44,800,000 in total  assets managed, of
                                             assets managed./1/    which the fees for 2
                                                                   accounts with
                                                                   $43,600,000 in total
                                                                   assets are based on the
                                                                   performance of the
                                                                   accounts./1/

Jonathan L. Passmore  7 Other Accounts with  8 Pooled Investment   12 Other Accounts with      None
                      $808,600,000 in total  Vehicles with         $1,959,000,000 in total
                      assets managed./1/     $89,600,000 in total  assets managed, of
                                             assets managed./1/    which the fees for 2
                                                                   accounts with
                                                                   $87,200,000 in total
                                                                   assets are based on the
                                                                   performance of the
                                                                   accounts./1/

Michael J. Solecki    7 Other Accounts with  8 Pooled Investment   15 Other Accounts with      None
                      $808,600,000 in total  Vehicles with         $2,284,600,000 in total
                      assets managed./1/     $89,600,000 in total  assets managed, of
                                             assets managed./1/    which the fees for 2
                                                                   accounts with
                                                                   $87,200,000 in total
                                                                   assets are based on the
                                                                   performance of the
                                                                   accounts./1/

Makoto Sumino         7 Other Accounts with  8 Pooled Investment   15 Other Accounts with      None
                      $428,600,000 in total  Vehicles with         $1,753,600,000 in total
                      assets managed./1/     $44,800,000 in total  assets managed, of
                                             assets managed./1/    which the fees for 2
                                                                   accounts with
                                                                   $43,600,000 in total
                                                                   assets are based on the
                                                                   performance of the
                                                                   accounts./1/

                                                                                                 Dollar
                    Other                                                                        Range of
                    Registered                                                                   Fund
Fund/Portfolio      Investment               Other Pooled                                        Securities
Manager             Companies                Investment Vehicles       Other Accounts            Owned
--------------      ------------------------ ------------------------- ------------------------- ----------
Europe Equity Fund

Paul Nestro         8 Other Accounts with    8 Pooled Investment       17 Other Accounts with       None
                    $437,000,000 in total    Vehicles with             $2,091,700,000 in total
                    assets managed./1/       $44,800,000 in total      assets managed, of
                                             assets managed./1/        which the fees for 2
                                                                       accounts with
                                                                       $43,600,000 in total
                                                                       assets are based on the
                                                                       performance of the
                                                                       accounts./1/

Michael J. Solecki  8 Other Accounts with    8 Pooled Investment       15 Other Accounts with       None
                    $825,500,000 in total    Vehicles with             $2,284,600,000 in total
                    assets managed./1/       $89,600,000 in total      assets managed, of
                                             assets managed./1/        which the fees for 2
                                                                       accounts with
                                                                       $87,200,000 in total
                                                                       assets are based on the
                                                                       performance of the
                                                                       accounts./1/

Emerging Markets Equity Fund

Tory Brent Jones    3 Other Accounts with    9 Pooled Investment       7 Other Accounts with        None
                    $50,100,000 in total     Vehicle with              $626,100,000 in total
                    assets managed./1, 2/    $262,900,000 in total     assets managed./1, 2/
                                             assets managed./1, 2/

Ping Zhou           3 Other Accounts with    24 Pooled Investment      6 Other Accounts with        None
                    $50,100,000 in total     Vehicles with             $643,400,000 in total
                    assets managed./1, 2/    $484,800,000 in total     assets managed./1, 2/
                                             assets managed./1, 2/

Income Fund

Paul M. Colonna     - 0- Other Accounts      0 Pooled Investment       4 Other Accounts with        None
                    with $ - 0- in total     Vehicles with $ -0- in    $2,277,600,000 in total
                    assets managed./1/       total assets managed./1/  assets managed./1/

William M. Healey   4 Other Accounts with    1 Pooled Investment       10 Other Accounts with       None
                    $1,144,400,000 in total  Vehicle with              $3,559,600,000 in total
                    assets managed./1/       $408,900,000 in total     assets managed./1/
                                             assets managed./1/

Mark H. Johnson     6 Other Accounts with    0 Pooled Investment       13 Other Accounts with       None
                    $277,900,000 in total    Vehicles with $ -0- in    $14,089,100,000 in
                    assets managed./1/       total assets managed./1/  total assets managed./1/

                                                                                               Dollar
                   Other                                                                       Range of
                   Registered                                                                  Fund
Fund/Portfolio     Investment               Other Pooled                                       Securities
Manager            Companies                Investment Vehicles       Other Accounts           Owned
--------------     ------------------------ ------------------------- ------------------------ ----------
Income Fund

James F. Palmieri  10 Other Accounts with   1 Pooled Investment       8 Other Accounts with       None
                   $1,499,500,000 in total  Vehicle with              $2,751,200,000 in total
                   assets managed./1/       $370,100,000 in total     assets managed./1/
                                            assets managed./1/

Lewis Tatananni    4 Other Accounts with    0 Pooled Investment       8 Other Accounts with       None
                   $406,900,000 in total    Vehicles with $ -0- in    $1,425,300,000 in total
                   assets managed./1/       total assets managed./1/  assets managed./1/

Vita Marie Pike    4 Other Accounts with    0 Pooled Investment       9 Other Accounts with       None
                   $117,600,000 in total    Vehicles with $0 in       $2,988,400,000 in total
                   assets managed./1/       total assets managed./1/  assets managed./1/

High Yield Fund

Vita Marie Pike    4 Other Accounts with    0 Pooled Investment       7 Other Accounts with       None
                   $187,100,000 in total    Vehicles with $ - 0 - in  $1,193,200,000 in total
                   assets managed./1,2/     total assets managed./2/  assets managed./1, 2/

Total Return Fund

Thomas R. Lincoln  7 Other Accounts with    1 Pooled Investment       10 Other Accounts with      None
                   $2,473,100,000 in total  Vehicle with              $3,453,400,000 in total
                   assets managed./1/       $22,300,000 in total      assets managed, of
                                            assets managed./1/        which the fee for 1
                                                                      account with
                                                                      $43,900,000 in total
                                                                      assets is based on the
                                                                      performance of the
                                                                      account./1/

Paul M. Colonna    0 Other Accounts with    0 Pooled Investment       4 Other Accounts with       None
                   $ -0- in total assets    Vehicles with $ -0- in    $2,277,600,000 in total
                   managed./1/              total assets managed./1/  assets managed./1/

Ralph R. Layman    8 Other Accounts with    8 Pooled Investment       15 Other Accounts with      None
                   $815,900,000 in total    Vehicles with             $2,800,500,000 in total
                   assets managed./1/       $89,600,000 in total      assets managed, of
                                            assets managed./1/        which the fees for 2
                                                                      accounts with
                                                                      $87,200,000 in total
                                                                      assets are based on the
                                                                      performance of the
                                                                      accounts./1/

                                                                                                     Dollar
                    Other                                                                            Range of
                    Registered                                                                       Fund
Fund/Portfolio      Investment                 Other Pooled                                          Securities
Manager             Companies                  Investment Vehicles        Other Accounts             Owned
--------------      -------------------------- -------------------------- -------------------------- ----------
Total Return Fund

Judith A. Studer    0 Other Accounts with      0 Pooled Investment        2 Other Accounts with         None
                    $ -0- in total assets      Vehicles with $ -0- in     $144,600,000 in total
                    managed./1/                total assets managed./1/   assets managed./1/

Diane M. Wehner     3 Other Accounts with      0 Pooled Investment        3 Other Account with          None
                    $260,600,000 in total      Vehicles with $0 in        $1,373,000,000 in total
                    assets managed./1/         total assets managed.      assets managed.

David Wiederecht
Total Return Fund (Sub-Advised by Urdang)

Dean Frankel, CFA   Other Account with         Pooled Investment          Other Accounts with           None
                    $ million in total assets  Vehicles with $ million    $ billion in total assets
                    managed. This account      in total assets managed./  managed. accounts out
                    does not have a            5/                         of the with a total of
                    performance-based fee.                                $ million in assets
                    /5/                                                   currently have a
                                                                          performance-based fee./
                                                                          5/

Eric Rothman, CFA   Other Account with         Pooled Investment          Other Accounts with           None
                    $ million in total assets  Vehicles with $ million    $ billion in total assets
                    managed. This account      in total assets managed./  managed. accounts out
                    does not have a            5/                         of the with a total of
                    performance-based fee./                               $ million in assets
                    5/                                                    currently have a
                                                                          performance-based fee./
                                                                          5/
Real Estate Securities Fund (Sub-Advised by Urdang)

Todd Briddell, CFA  1 Other Account with       3 Pooled Investment        44 Other Accounts with        None
                    $18 million in total       Vehicles with $178         $1.76 billion in total
                    assets managed. This       million in total assets    assets managed. 4
                    account does not have a    managed.                   accounts out of the 44
                    performance-based fee.                                with a total of $251
                                                                          million in assets
                                                                          currently have a
                                                                          performance-based fee.

Dean Frankel, CFA   1 Other Account with       3 Pooled Investment        44 Other Accounts with
                    $18 million in total       Vehicles with $178         $1.76 billion in total
                    assets managed. This       million in total assets    assets managed. 4
                    account does not have      managed.                   accounts out of the 44

                   a performance-based                               with a total of $251    None
                   fee.                                              million in assets
                                                                     currently have a
                                                                     performance-based fee.

Eric Rothman, CFA  1 Other Account with     3 Pooled Investment      44 Other Accounts with  None
                   $18 million in total     Vehicles with $178       $1.76 billion in total
                   assets managed. This     million in total assets  assets managed. 4
                   account does not have a  managed.                 accounts out of the 44
                   performance-based fee.                            with a total of $251
                                                                     million in assets
                                                                     currently have a
                                                                     performance-based fee.

/1/ Asset amounts include only the portion of each account's total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

/2/ Messrs. Brayman, Jones, Zhou and Pike's information is as of July 31, 2008.

/3/ Mr. Anslow's information is as of July 31, 2008.

/4/ Mr. Cook's information is as of July 31, 2008.


5 Messrs. Frankel and Rothman's information is as of March 31, 2009.


Portfolio Managers - Potential Conflicts of Interest

   Portfolio managers at GEAM and at each Sub-Adviser may manage multiple registered investment companies, unregistered investment pools and/or investment accounts, which could raise potential conflicts of interest in the areas described below. Each of GEAM and the Sub-Advisers has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

GEAM, Palisade and Urdang

   Compensation. The compensation paid to GEAM, Palisade or Urdang for managing the Funds is based only on a percentage of assets under management. Although a small number of client accounts pay GEAM, Palisade or Urdang a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by GEAM, Palisade or Urdang on particular accounts.

   GEAM may have a conflict of interest in its allocation of assets of the Small-Cap Equity Fund among the various Sub-Advisers. GEAM pays the management fees of the Sub-Advisers from its management fees and, therefore, may have an incentive to allocate more assets to Sub-Advisers with lower fees in order for GEAM to retain more of its management fee.

   Research. Execution and research services provided by brokers may not always be utilized in connection with the Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Each of GEAM, Palisade and Urdang allocates brokerage commissions for these services in a manner that each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

   IPO Allocation. If a portfolio manager identifies an initial public offering that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, each of GEAM, Palisade and Urdang has adopted procedures to ensure that each allocates shares of initial public offerings to the Funds each advises and other client accounts in a manner in which each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

   Trade Allocation. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, each of GEAM, Palisade and Urdang aggregates orders of the Funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

SSgA FM

   A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

   A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

   A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Champlain

   Compensation. Champlain Investment Partners, LLC compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a cash base salary and a discretionary performance bonus paid in cash that is based on overall profitability, and therefore in part based on the value of the Fund's net assets and other client accounts they are managing. The Fund's portfolio managers also receive benefits standard for all of the Adviser's employees, including health care and other insurance benefits. In addition, portfolio managers may also have an ownership stake in the Adviser which would entitle them to a portion of the pre-tax profitability of the firm.

   Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research and soft dollar payments for data feeds and other analytical services. All clients receive the benefit of these services and all trading is done under best execution protocols.

   Trade Allocation. Portfolio Managers for Champlain's small cap strategy also manage an account seeded with proprietary capital, which may raise potential conflicts of interest. Champlain has put in place policies and procedures designed to mitigate any such conflicts. Investment decisions made for small cap accounts may differ from, and may conflict with, investment decisions made for the proprietary account due to differences in investment objectives, investment strategies, account benchmarks and other factors. Portfolio Managers may decide that investment opportunities, strategies or particular purchases or sales are appropriate for the small cap strategy, but not for the proprietary account, or are appropriate in different amounts, terms, or timing that is appropriate for other accounts. Trades for the proprietary account will be executed through a Prime Broker, and will not be aggregated with trades for other accounts as described in the following paragraph. Trades will be placed with the Prime Broker concurrently with any other trades for the same security.

   Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential, transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm's Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

GlobeFlex

   GlobeFlex does not believe that any material conflicts of interest should arise in connection with the management of the Fund and other accounts other than the typical conflicts that arise where there are multiple accounts. Those typical conflicts include the limited time that can be devoted to each strategy or account, even when similarly managed, the allocation of investment opportunities that may be limited and the capacity constraints that can limit the efficient effective investment of new cash. Accounts are generally managed on a team basis, utilizing a systematic process and accounts within the same strategy typically hold the same securities at generally the same proportionate weightings, subject to client restrictions and cash flows. The type of fee schedule pertaining to an account (asset-based and/or performance) does not affect how GlobeFlex manages an acount. Lastly, trades are usually blocked and allocated pro rata among participating accounts. GlobeFlex has adopted policies and procedures that are designed to ensure that all clients are treated fairly.

   GlobeFlex is the General Partner and investment manager of two private investment limited partnerships, one for Accredited Investors (Rule 3c-1), and one for Qualified Purchasers (Rule 3c-7). These partnerhips' portfolios (International Small Cap) are generally the same and are managed generally in the same manner as the other institutional portfolios comprising GlobeFlex's International Small Cap composite. GlobeFlex is also the investment manager of an International All Cap Commingled Trust for Qualified Purchasers (Rule 3c-7). BNY Mellon is the Trustee and Custodian of the trust. The trust is an International All Cap portfolio managed generally in the same manner as the other institutional portfolios which comprise GlobeFlex's International All Cap composite.

   No special conflicts of interest should exist between GlobeFlex's client accounts and the limited partnerships or commingled trust because these accounts are part of their respective composites and are generally managed identically to the other accounts in those composites, trades are usually allocated pro-rata, and portfolio managers are not compensated in such a way that would lead to GlobeFlex's favoring the limited partnerships or the commingled trust over other accounts. GlobeFlex manages portfolios within a composite in a manner intended to minimize performance dispersion. In addition, GlobeFlex does not use brokerage commissions generated by other clients to pay for research or other services used solely for the limited partnerships and/or the trust.


   Finally, aside from the reasons stated above, GlobeFlex does not believe any special conflicts of interest will exist between the limited partnerships and/or the commingled trust and the Small-Cap Equity Fund . The Fund will be managed pursuant to an investment strategy that is different from the limited partnerships' and the Trust's and, as such, will be included within a different composite, namely the U.S. Small-Cap Growth.


   Compensation. The structure of the compensation of GlobeFlex's investment team is intended to align with the interests of the Fund and its shareholders. GlobeFlex seeks to incentivize portfolio managers to outperform within structured parameters for stock selection and risk control. All portfolios are managed on a team basis, and compensation is based on the overall success of all accounts under management. There are no special performance-based compensation structures related to any particular accounts under management. GlobeFlex believes its compensation structure minimizes incentives or disincentives that might create any special or material conflicts of interest.

   Research. GlobeFlex uses soft dollars to purchase third-party research, the commitment to which is significant at a research-driven firm such as it. GlobeFlex monitors its use of soft dollars, which is intended to fall within the "safe harbor" of (S)28(e) of the Securities Exchange Act of 1934. GlobeFlex seeks to limit its soft commission use to those research and brokerage services and products that GlobeFlex believes facilitate the investment decision making process and otherwise comply with the SEC's interpretations of (S)28(e). It purchases a variety of proprietary financial data that it then uses in its internal research and portfolio construction systems. Because GlobeFlex does not segregate U.S. and International equity data and other research, GlobeFlex believes that the research it obtains with soft dollars benefits all of its clients, regardless of the strategy (U.S. or International) used to manage any particular account.

   GlobeFlex intends for its use of soft dollars to be consistent with the recent guidance on client commission practices as set forth in the SEC's Interpretative Release No. 34-54165. Please find our Soft Dollar Policy in our attached Compliance Manual.

   IPO Allocation. GlobeFlex does not cause client accounts to participate in IPOs.

   Trade Allocation. GlobeFlex has adopted allocation policies intended to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. In order to meet these objectives, GlobeFlex generally aggregates orders of all portfolios where it is buying or selling the same security at the same time. Participating clients generally receive the average price and share execution expenses proportionately. Once GlobeFlex has completed execution and the trades have settled, positions are allocated across all participating accounts on a pro-rata basis. Its methods are consistent with the disclosure in its Form ADV.

   Written allocation procedures may also be found in the GlobeFlex's Trading Policies & Procedures section of its compliance manual.

SouthernSun

   Compensation. The compensation paid to SouthernSun for managing the Funds is based only on a percentage of assets under management. Although a small number of client account(s) pay SouthernSun a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by SouthernSun on particular accounts.

   Research. SouthernSun does not have any formal arrangements or commitments to utilize research, research-related products and other services obtained from broker-dealers or third parties on a soft dollar commission basis. However, we may occasionally receive research from brokers with whom we trade, but we are under no obligation to trade with any certain broker, except under directed brokerage agreements with certain clients.

   IPO Allocation. In the event SouthernSun participates in any new issues, SouthernSun's policy and practice is to allocate shares of new issues fairly and equitably among our advisory clients according to our allocation policy so as not to advantage any firm, personal or related account and so as not to favor or disfavor any client, or group of clients, over any other.

   Trade Allocation. SouthernSun has adopted a policy for the fair and equitable allocation of transactions with no particular group or client(s) being favored or disfavored over any other clients. SouthernSun's policy prohibits any allocation of trades in a manner that SouthernSun's proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts. When investing and rebalancing accounts, SouthernSun utilizes a practice of rotational allocation whereby each group of clients with similar investment objectives is systematically queued in priority of trading. Partially completed transactions may also be allocated on a pro-rata or random basis depending on the percentage of order completion.

Portfolio Managers - Compensation

   Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at GEAM and each of the Sub-Advisers.

GEAM


   The following compensation structure applies to all GEAM portfolio managers except David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki, Judith A. Studer and David Wiederecht.


   A portfolio manager's compensation package includes both fixed ("Base Compensation") and variable ("Incentive Compensation") components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager's Base Compensation on his/her professional experience and responsibilities relative to similarly situated GEAM portfolio managers.


   Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager's investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

           . Teamwork/Leadership (Inclusive) - effectively collaborating, cooperating and managing within the investment team and/or the department;
           . Marketing Support (External Focus) - devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;
           . Effective Communication (Clear Thinker) - driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and
           . Domain Expertise - leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

   With respect to the portfolio managers--David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki, Judith A. Studer and David Wiederecht, the following compensation structure applies:

   As a Senior Executive of GE, the portfolio manager's compensation package includes fixed ("Base Compensation"), variable ("Incentive Compensation") and long-term incentive ("Stock Options and Restricted Stock Units") components. The portfolio manager's compensation is impacted by both his or her individual performance and GE's overall performance in any given year.

   The portfolio manager's Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE's overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).


   The portfolio manager's Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager's Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.


   The portfolio manager's long-term incentive Stock Options and Restricted Stock Units are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:


           . Performance on current job - "Results" - this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including:
              Portfolio and Mandate Performance for the portfolio manager's particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager's team and across the business;
           . GE Growth Values - these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values;

           . Promotability - consideration of an individual's capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities; and
           . Extraordinary Skills--In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

   In addition to the forgoing compensation, GE periodically grants restricted stock units and options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

   All employees, including portfolio managers, are eligible to participate in GE's defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Aside from such plans, deferred compensation is not a regular component of a portfolio manager's compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

   Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter - with business discretion regarding inclusion of all the potential package offerings.

SSgA FM

   The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long-term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Urdang

   As described in the prospectus, Urdang uses three portfolio managers to co-manage the Fund assets. The portfolio managers may manage assets in other managed accounts. Urdang pays its portfolio managers competitive salaries.

The components of the compensation structure as it relates to senior investment staff include the following:

           .  Competitive base salaries
           .  Competitive discretionary bonuses
           . Performance bonuses based on a fixed percentage of annual revenues . General partnership ownership in the Company's private equity funds
           . Phantom equity ownership distributed at the time of sale to BNY Mellon

We believe that this compensation structure facilitates strong alignment of interest between our clients, our senior investment staff and our Company.

Palisade


   Palisade seeks to maintain a compensation program that is competitive within its industry. Employee portfolio managers receive a fixed base salary based on their experience and responsibilities and are eligible for a variable annual performance-based incentive bonus. The incentive bonus is based on a combination of the overall results of the firm and the general overall before-tax performance of all accounts managed by the portfolio manager, including the Fund, based in part on the objective performance of the Fund over the past one year and three year periods against the Russell 2000 Benchmark and the Fund's ranking within the appropriate Lipper peer group, as well as other subjective factors. Portfolio managers who are partners of the firm receive distributions based on their pro rata share of the firm's profits.


   All employees are eligible for Palisade's 401(k) plan. Employees and partners are eligible for Palisade's group life, health and disability insurance programs.

Champlain

   Champlain compensates the Fund's portfolio manager for management of the Fund. The portfolio manager's compensation consists of a cash base salary and a discretionary performance bonus paid in cash that is based on overall profitability, and therefore in part based on the value of the Fund's net assets and other client accounts under management. The Fund's portfolio manager also receives benefits standard for all of the Champlain's employees, including health care and other insurance benefits. In addition, the portfolio manager may also have an ownership stake in Champlain which would entitle him to a portion of the pre-tax profitability of the firm.

GlobeFlex

   The GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures, as determined by Marina Marrelli and Bob Anslow, General Partners of GlobeFlex. For investment team members, bonus compensation is tied directly to both short- and long-term success factors. Factors considered include overall performance of all our equity strategies relative to appropriate peer groups and benchmarks over one (short-term) and three-year (long-term) periods, as well as contribution to our original research effort, and general value-added to our team. Performance is measured on a pre-tax basis and all forms of compensation are in cash. Members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits. In addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans.

SouthernSun


   Portfolio Managers compensation aligns their interests with that of our clients. They are compensated by a salary, 401K contributions, potentially profit sharing, and ownership distributions.

Proxy Voting Policies and Procedures


   The Company's Board of Directors ("Board") has delegated the responsibility for voting proxies to GEAM for all Funds other than Small-Cap Equity Fund, which is managed by Palisade, Champlain, GlobeFlex and SouthernSun; S&P 500 Index Fund, which is managed by SSgA FM; and Real Estate Securities Fund and Total Return Fund, which is managed by Urdang, in accordance with GEAM's proxy voting policies and procedures ("Proxy Policy").


   Upon GEAM recommending and reviewing the proxy policies of each Sub-Adviser, the Board has delegated the responsibility for voting proxies to Sub-Advisers for the Funds that they sub-advise, in accordance with their respective proxy voting policies and procedures.

   GEAM's and each Sub-Adviser's proxy voting policy and procedures will be presented to the Board annually. GEAM and each Sub-Adviser will notify the Board of any material change to its policy at the next regular Board meeting after the material change occurs.

   Summarized below are the proxy voting policies and procedures of GEAM and each Sub-Adviser.

Summary of GEAM's Proxy Voting Policies and Procedures

   GEAM exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GEAM and in accordance with GEAM's proxy voting guidelines ("Proxy Guidelines"), which have been adopted by the proxy committee of GEAM ("Proxy Committee").

   The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and General Counsel of GEAM. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GEAM at least annually and, if necessary, updating the Proxy Guidelines.

   GEAM has hired Institutional Shareholder Services, Inc. ("ISS") to collect all proxy materials, provide research and vote all proxies as instructed to do so by GEAM. Upon receipt of a proxy, ISS provides the proxy analyst, an employee of GEAM responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management's recommendation, and a vote recommendation based on the Proxy Guidelines.

   In general, GEAM votes with management. In certain limited cases, GEAM may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Company. The proxy analyst reviews each analysis and vote recommendation subject to the following:

   a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section
(a) generally include voting: (1) for auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, share repurchases; and
(2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

   b. Domestic and International Non-Routine Issues; Vote with Management and Consistent with Proxy Guidelines: If the issue is determined to be non-routine by the proxy analyst, a portfolio securities analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

   c. Domestic and International Non-Routine Issues; Voting Against Management or Inconsistent with the Proxy Guidelines: If (1) the issue is determined to be non-routine by the proxy analyst and either a portfolio securities analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (2) a portfolio securities analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (See Material Conflict of Interest below).

   A material conflict of interest may arise in a situation where the proxy analyst or a portfolio securities analyst or a Proxy Committee member, if voting the proxy, has knowledge of a situation where either GEAM or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (Material Conflict of Interest). If a Material Conflict of Interest does arise, ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the Board will be notified at the next regular Board meeting following the Material Conflict of Interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

Summary of Palisade's Proxy Voting Policies and Procedures

   The Board has adopted the proxy voting policies and procedures ("Palisade Proxy Policy") of Palisade, its sub-adviser, on behalf of the Small-Cap Equity Fund. Subject to GEAM's and the Board's continuing oversight, the Board delegates the responsibility for voting proxies to Palisade. The Palisade Proxy Policy will be presented to the Board at least annually and Palisade will notify GEAM and the Board of any material changes to the Palisade Proxy Policy at the next regular meeting after the material change occurs.

   Palisade undertakes to ensure that all proxies will be voted in a manner consistent with the best interests of the Small-Cap Equity Fund's shareholders. To assist it in carrying out this policy, Palisade has engaged the services of ISS. ISS will provide research on each issue, along with its proxy voting recommendation. The recommendation will be formulated in accordance with the ISS guidelines ("ISS Guidelines"), which Palisade has adopted as a general policy. The ISS research and recommendation will then be forwarded to Palisade's Chief Investment Officer ("CIO") and the respective analyst covering the company holding the shareholder meeting. The CIO and analyst will then make an independent decision whether or not to vote in accordance with the ISS recommendation, generally giving weight to the views of management of the company holding the shareholder meeting, with overriding consideration given to the Small-Cap Equity Fund's stated guidelines on the issue, if any.

By way of illustration, the guidelines address the following:

   a. Corporate Governance Issues: Such issues falling under this section generally include voting: for auditors and changes to the state of incorporation (if the economic factors outweigh any neutral or negative governance changes), reasonable stock option plans, employee stock purchase plans (subject to certain limitations), shareholder proposals asking a company to submit its poison pill for shareholder ratification; and against supermajority votes, the classification of the board, and retirement plans for non-employee directors. Director compensation and the election of directors will be evaluated on a case-by-case basis.

   b. Changes to Capital Structure: Such issues falling under this section generally include voting: for stock splits, share repurchases, and management proposals to increase the common share authorization for a stock split or share dividend; and against the authorization of preferred stock if excessive as compared to the common stock. The authorization of additional shares of common stock, creation of a tracking stock, mergers, acquisitions, reorganizations, and spin-offs will be evaluated on a case-by-case basis.

   c. Social, Environmental and Corporate Responsibility Issues: The guidelines generally call for evaluating these proposals on a case-by-case basis. However, the guidelines specifically recommend voting for reports on a company's efforts to diversify its board; and against reports on foreign military sales or offsets. Such military disclosures may involve sensitive and confidential information which is subject to government controls.

   Palisade has elected a "Mandatory Sign-Off" procedure so that Palisade must review each issue before voting. However, if no sign-off is received by ISS before the voting deadline, ballots will be voted in accordance with the vote recommendation provided by ISS. Palisade's Vice President/Compliance is responsible for monitoring receipt of ISS's research and recommendations, and for ensuring that the votes are submitted in a timely manner.

   Palisade will endeavor to adhere to the ISS Guidelines when voting proxies. However, situations may arise where the CIO and analyst believe that it is in the best interest of the Small-Cap Equity Fund's shareholders to vote the proxy in a manner contrary to the applicable ISS Guideline. In these instances, the proposed resolution will be brought to the attention of Palisade's Investment Policy Committee ("IPC"). The IPC is comprised of the senior investment professionals of Palisade. A brief memorandum explaining the vote and the reasons for the proposed voting decision will be provided to the IPC.

   A conflict of interest may arise where Palisade has knowledge of a situation where any of Palisade, its members, employees, or one of its affiliates would enjoy a special or increased benefit from casting its vote in a particular way. A conflict will be presumed to be non-material unless it potentially affects at least 1% of Palisade's annual revenue. Palisade considers itself unlikely, as a firm, to experience a material conflict of interest in how it votes proxies. If a material conflict of interest does arise, ISS will be solely responsible for determining how to vote the proxy based upon the ISS Guidelines or the Small-Cap Equity Fund's specific guidelines and the override procedure described above will not apply. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. If a conflict arises which is non-material, an ISS recommendation may be overridden using the procedures described above; provided however, that the IPC and VP/Compliance will consider the conflict in determining whether to approve the proposed override. Any conflict of interest, whether or not material, will be documented and submitted by Palisade for the Small-Cap Equity Fund's proxy records. A Material Conflict of Interest Form will be completed and an ISS certification and statement will be attached. The form will be forwarded for presentation to the Board at the next regular Board meeting after such material conflict of interest occurs.

Summary of Champlain's Proxy Voting Policies and Procedures

   Champlain, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

   Champlain's policy is to vote proxies for client accounts unless otherwise directed in writing. Champlain votes all proxies for The Champlain Small Company Fund and Champlain Small Cap Fund, LLC.

Background

   Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and
(d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

   Deborah R. Healey has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

   Champlain has adopted comprehensive proxy voting procedures to implement the firm's investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

Voting Procedures

           . All employees will forward any proxy materials received on behalf of clients to Deborah R. Healey;
           . Deborah R. Healey will determine which client accounts hold the security to which the proxy relates;
           . Absent material conflicts, the appropriate company analyst, or the Proxy Committee, will determine how Champlain should vote the proxy in accordance with applicable voting guidelines;
           . Deborah R. Healey will complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

           . Champlain will conspicuously display information in its Disclosure Document summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client's proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

           . All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Deborah R. Healey.
           . In response to any request, Deborah R. Healey will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client's proxy with respect to each proposal about which client inquired.

Voting Guidelines

PROXY VOTING PHILOSOPHY

   Champlain believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which our proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

Fiduciary Responsibility

   Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of our clients.

Using Management Guidance

   The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company's management and directors with respect to proxy issues. In many cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in many cases, company recommendations may be in conflict with our assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

   Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company's Board of Directors, and a cornerstone of sound corporate governance. To that end, we will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

Policy on Audit Committee

   Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. We will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses / Anti-takeover Measures

   Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

           .  Classification of the Board of Directors
           .  Shareholder rights plans (poison pills)
           .  Greenmail
           . Supermajority rules to approve mergers or amend charter or bylaws . Authority to place stock with disproportionate voting rights
           .  Golden Parachutes

Shareholder resolutions generally supported:

           . Rescind or prohibit any of the above anti-takeover measures . Annual voting of directors; repeal classified boards.
           .  Adoption of confidential voting
           .  Adoption of cumulative voting
           .  Redeem shareholder rights plans
           . Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

   Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. We will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

   Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. We will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, we will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. We will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. We withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

   All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price. Social and Environmental Issues In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor's view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

           . allow shareholder control of corporate charitable contributions . exit the nuclear power business
           .  adopt the MacBride Principles
           .  adopt the Valdez Principles
           .  stop doing business with the US Department of Defense
           .  stop using animals for product testing
           .  make donations to a pro-life or pro-choice advocate
           .  stop donations to a pro-life or pro-choice advocate
           . move its annual meeting to a town with better public transportation

   While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is our corporate policy not to favor resolutions that would impose mandatory constraints on a company's perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

Conflicts of Interest

           . If there is a conflict of interest between the Champlain proxy voting policy and a client's expressed voting policy, Champlain will vote the proxy in the manner the client has articulated.
           . Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.
           . If a material conflict of interest exists, Deb Healey will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

           . Champlain will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

   Deborah R. Healey shall retain the following proxy records in accordance with the SEC's five- year retention requirement:

           .  These policies and procedures and any amendments;
           .  A record of each vote that Champlain casts;
           . Any document Champlain created that was material to making a ecision how to vote proxies, or that memorializes that decision including period reports to the General Manager;
           . A copy of each written request from a client for information on how Champlain voted such client's proxies, and a copy of any written response.

Summary of GlobeFlex's Proxy Voting Policies and Procedures


   GlobeFlex subscribes to the services of Risk Metrics Group's ISS Corporate Governance Services ("ISS") with respect to proxy voting. Under the proxy voting agency service agreement, ISS keeps GlobeFlex apprised of shareholder meeting dates of securities holdings, makes copies of proxy materials available for our review upon request, and votes proxies in accordance with our guidelines or instructions. ISS maintains all necessary proxy voting records and, upon request, prepares reports concerning how votes were cast for clients.


   ISS will be notified of proxy guidelines provided by clients and will be instructed to vote for the specific client according to the custom policies. ISS will keep records of the custom policies and voting history.

   When making proxy voting decisions, and except to the extent superseded by client proxy voting policies, GlobeFlex generally adheres to its proxy voting guidelines, which set forth GlobeFlex' positions on recurring issues. The guidelines are reviewed periodically and updated or revised as necessary. The guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case-by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote. GlobeFlex' voting decisions are then communicated to ISS.


   Although we may consider ISS's recommendations on proxy issues, GlobeFlex bears ultimate responsibility for proxy voting decisions. For ERISA plans for which GlobeFlex votes proxies, GlobeFlex is not relieved of its fiduciary responsibility by following directions of ISS or the ERISA plans' named fiduciaries or by delegating proxy voting responsibility to another person. In the case of voting proxies for Clients which are publicly traded, GlobeFlex will rely upon ISS recommendations, in order to avoid potential or perceived conflicts of interest.

Identifying and resolving conflict of interest

Potential conflicts of interest

   A potential conflict of interest arises when GlobeFlex has business interests that may not be consistent with the best interests of its client. The following is a non-exhaustive list of potential conflicts of interests that could influence the proxy voting process:

           . GlobeFlex retains an institutional client, or is in the process of retaining an institutional client that is (or is affiliated with) an issuer that is held in GlobeFlex's client portfolios.
           . GlobeFlex retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in GlobeFlex's client portfolios.
           . GlobeFlex's Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.
           .  A GlobeFlex employee personally owns a significant number of an issuer's securities that are also held in GlobeFlex's client portfolios.

Identifying conflicts of interest

   GlobeFlex realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair GlobeFlex's ability to vote proxies in an objective manner. The CCO will continuously monitor for conflicts. GlobeFlex has also hired a third-party compliance consulting firm, Adviser Compliance Group (ACA). GlobeFlex will consult with ACA and/or outside counsel if any possible conflicts arise. ACA will also review and attempt to identify additional proxy voting conflicts at least annually during its annual review of GlobeFlex.

   In addition, any attempts by others within GlobeFlex to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entities outside GlobeFlex to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to the General Partner and legal counsel.

Resolution of conflicts of interest

   Our resolution, as mentioned in SEC release number IA-2106, is that, upon detection of a material conflict of interest, the proxy vote in question will be voted in accordance with the pre-determined policy recommendation of our independent, third party service provider, ISS.

V. Recordkeeping

   ISS maintains the historical records of documentations described in the following section for our clients.

Client request to review proxy votes:

           . Any request, whether written (including e-mail) or oral, received by any Employee of GlobeFlex, must be promptly reported to the CCO. All written requests must be retained in the permanent file.
           . The CCO, in conjunction with the investment team, will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.
           . In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the CCO, in conjunction with the investment team, may distribute to any client requesting proxy voting information the complete proxy voting record of that client for the period requested.
           . The CCO, in conjunction with the investment team, will furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). GlobeFlex will maintain a copy of the written record provided in response to client's written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file.
           . Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy voting policy and procedures:

           . GlobeFlex will maintain the current Proxy Voting Policy and Procedures, as well as all past versions for the last 7 years.

Proxy voting records shall consist of the following:

           .  A record of how GlobeFlex voted client proxies.
           . Documents prepared or created by GlobeFlex that were material to making a decision on how to vote, or that memorialized the basis for the decision.
           . Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

Disclosure

   GlobeFlex will ensure that Part II of Form ADV and private placement memoranda are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how GlobeFlex voted their securities.

Proxy Solicitation

   As a matter of practice, it is GlobeFlex's policy to not reveal or disclose to any client how GlobeFlex may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting. GlobeFlex will never disclose such information to unrelated third parties.

   The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

Summary of SouthernSun's Proxy Voting Policies and Procedures

Election of the Board of Directors

   We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent. The election of a company's board of directors is one of the most fundamental rights held by shareholders. We will evaluate board structures on a case-by-case basis.

Approval of Independent Auditors

   We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

   We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features. We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

       1. Requiring senior executives to hold stock in a company.
       2. Requiring stock acquired through option exercise to be held for a certain period of time.
       3. Using restricted stock grants instead of options.
       4. Awards based on non-discretionary grants specified by the plan's terms rather than subject to management's discretion.

While we evaluate plans on a case-by-case basis, we will generally oppose plans that have the following features:

       1. Annual option grants that would exceed 2% of outstanding shares.
       2. Ability to issue options with an exercise price below the stock's current market price.
       3. Automatic share replenishment ("evergreen") feature.
       4. Authorization to permit the board of directors to materially amend a plan without shareholder approval.
       5. Authorizes the re-pricing of stock options or the cancellation and exchange of options without shareholder approval.

   These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan's impact on ownership interests.

Corporate Structure

   We view the exercise of shareholders' rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote.

   Because the requirement of a supermajority vote can limit the ability of shareholders to effect change, we generally support proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals and oppose proposals to impose super-majority requirements.

Shareholder Rights Plans

   While we recognize that there are arguments both in favor of and against shareholder rights plans which when triggered by a hostile acquisition attempt give shareholders share purchase or sale rights so far out of line with the market as to advantage certain shareholders at the risk of diminution of wealth to the company, also known as poison pills, such measures may tend to entrench current management, which we may consider to have a negative impact on shareholder value. We believe the best approach is for a company to seek shareholder approval of rights plans and we generally support shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

Records Retention

We will maintain the following records:

.. Copies of all policies and procedures written

.. A copy of each proxy statement received

.. A record of each vote cast
          . A copy of any document created that was material to making a decision how to vote proxies or that memorializes the basis for that decision.

   We will maintain a copy of each written client request for information on voted proxies on behalf of such fund, and a copy of any written response to any (written or oral) client request for information on how we voted proxies on behalf of the requesting client fund.

We will maintain records of our proxy voting and any document created that was material in determining the vote for at least six years (2 years on site.)

Summary of SSgA FM's Proxy Voting Policies and Procedures

   The Board has adopted the proxy voting policies and procedures of SSgA FM, its sub-adviser, on behalf of the S&P 500 Index Fund and, subject to GEAM's and the Board's continuing oversight, delegates the responsibility for voting proxies to SSgA FM. SSgA FM's proxy policy will be presented to the Board at least annually and SSgA FM will notify GEAM and the Board of any material changes to SSgA FM's proxy policy at the next regular Board meeting after the material change occurs.

   SSgA FM seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. SSgA FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

   Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the SSgA FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the SSgA FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. SSgA FM retains the final authority and responsibility for voting.

   In order to facilitate our proxy voting process, SSgA FM retains Institutional Shareholder Services ("ISS"), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

       (i)proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or
      (ii)proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

   These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

   In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the SSgA FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

Potential Conflicts

   As discussed above under Process, from time to time, SSgA FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, SSgA FM takes these potential conflicts very seriously while SSgA FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by SSgA FM's potential conflict, there are a number of courses SSgA FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of SSgA FM or its affiliates which are among the top 100 clients of SSgA FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

   When the matter falls clearly within the polices set forth above or the guidance previously provided by SSgA FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

   In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or
(ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, SSgA FM will employ the services of a third party, wholly independent of SSgA FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for SSgA FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of SSgA FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

State of Incorporation

   Generally, SSgA FM votes against management on reincorporation in a state which has more stringent anti-takeover and related provisions; general updating of or corrective amendments to charter; and change in corporation name.

Mergers and Restructurings

SSgA FM generally votes:

           . Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

           . Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

           . Against offers where, at the time of voting, the current market price of the security exceeds the bid price

           . For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

           .  For offers made at a premium where no other higher bidder exists

Anti-takeover Provisions

   Generally, SSgA FM votes in support of management on elimination of "poison pill" rights; reductions in supermajority vote requirements; and adoption of anti-"greenmail" provisions.

   Generally, SSgA FM votes against management on anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers; amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions and shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding.

Election of Directors

   Generally, SSgA FM votes in support management on election of directors who
(i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

   Generally, SSgA FM votes against management on proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

   Generally, SSgA FM votes against management on the election of directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

   Generally, SSgA FM votes against management on the election of directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

       o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

       o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

       o (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

       o (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Appointment of Auditors

   Generally, SSgA FM votes in support of management on the approval of directors.

   SSgA FM votes in support of shareholder-initiated mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent results of audits are reported to the audit committee.

Shareholder Voting Right

   Generally, SSgA FM votes in support of shareholders on the establishment of confidential voting.

Changes to Capital Structure

   Generally, SSgA FM votes in support of management on capitalization changes which eliminate other classes of stock and voting rights; and changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for US companies and no more than 100% of existing authorization for non-US companies.

   Generally, SSgA FM votes against management on capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders; changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders.

Compensation

   Generally, SSgA FM votes in support of management on directors' and auditors' compensation; stock purchase plans with an exercise price of not less than 85% if fair market value; and stock option plans which are incentive based and not excessive. Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

   Generally, SSgA FM votes against management on Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive); and change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered.

   Generally, SSgA FM votes against shareholders on proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee.

Corporate Responsibility

   SSgA FM votes against shareholder-initiated restrictions related to social, political or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact; and shareholder-initiated proposals which require inappropriate endorsements or corporate actions.

Summary of Urdang's Proxy Voting Policies and Procedures

      Urdang exercises voting authority for clients in accordance with Institutional Shareholder Services ("ISS") recommendations, and has retained ISS to vote client proxies. As such, Urdang's proxy voting policies and procedures are intended to give precedence to its clients' best interests. Based on ISS' recommendations, proposals assessed to positively impact shareholders will be voted in favor of and proposals that would appear to have adverse impact on shareholders will be voted against. ISS will assess proxy proposals to identify and address any potential conflicts of interests between Urdang and its clients. In the event that there are material conflicts of interests client proxies will be voted in accordance with the recommendations of ISS, rather than Urdang's interpretation as to what may be in the best interest of any client. Urdang will monitor the voting delegated to ISS.

Reporting a Material Conflict of Interest

   If a material conflict of interest does arise, such conflict will be documented by GEAM or a Sub-Adviser, as applicable, on a material conflict of interest form and the Board will be notified of such material conflict at the next regular board meeting after the material conflict occurs.

Additional Information

   Should a shareholder of a Fund wish to obtain information, free of charge, regarding how proxies received by a particular Fund were voted during the most recent 12-month period ending June 30 of each year, please call (800) 242-0134 during business hours or visit http://www.gefunds.com. A shareholder may also view such information on the SEC's website at www.sec.gov, under the Company's filing on Form N-PX.

Custodian

   State Street Bank and Trust Company ("State Street") is the Company's custodian. State Street's principal office is located at One Lincoln Street, Boston, Massachusetts 02111. Under a custody agreement with the Company, State Street maintains the portfolio securities acquired by the Company, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Funds.

   State Street may segregate securities of the Funds on which call options are written and cash or liquid assets in amounts sufficient to cover put options written on securities by "tagging" such securities or assets and not permitting them to be sold. Likewise, such segregation may be used in connection with the covering of put and call options written on futures contracts. Assets of certain of the Funds constituting margin deposits with respect to financial futures contracts generally are held in the custody of FCMs through which such transactions are effected. These Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of the Fund may be segregated pursuant to similar arrangements with the brokers involved.

Transfer Agent

   PNC Global Investment Servicing., a member of the PNC Financial Services Group, located at P.O. Box 9838, Providence, Rhode Island 02940, serves as the transfer agent of the Fund's investments. As transfer agent, PNC Global Investment Servicing is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, PNC Global Investment Servicing receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Distributor

   GE Investment Distributors, Inc. ("GEID"), located at 3001 Summer Street, Stamford, CT 06905, serves as the distributor of Fund shares on a continuing best efforts basis.

                                Net Asset Value

   The Company will not calculate net asset value on days that the NYSE is closed. The following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected. The value of the portfolio securities held by each Fund may change on such days when shareholders will not be able to purchase or redeem the Fund's shares.

   The net asset value (NAV) of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the net asset value is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some exchange traded funds (ETFs) traded on the American Stock Exchange (or any other exchange) and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate.

   The NAV per share class for each Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class' outstanding shares.

   A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on the NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

   Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the mean between the quoted bid prices and quoted asked prices.

   A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

   All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

   The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in "eligible securities" as defined in the rule, which are determined by GEAM to present minimal credit risks. Pursuant to the rule, GEAM has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GEAM may deem appropriate to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

   The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the board of directors. In the event the board of directors determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the board of directors must, in accordance with the rule, cause the Fund to take such corrective action as the board of directors regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

   If prices are not readily available for a portfolio security, or if it is believed that the price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to establish its "fair value". Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include thinly traded or illiquid investments, high-yield securities or foreign securities.

                      Dividends, Distributions and Taxes

Federal Tax Status of the Funds

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. This is a general discussion only and does not constitute tax advice.

Qualification as Regulated Investment Company

   Each Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), which the Company intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

   Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

   A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a "qualified publicly traded partnership"; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more "qualified publicly traded partnerships."

Distributions to Avoid Federal Excise Tax


   A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the "excise tax avoidance requirements"). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, such as a Fund, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, or parties that contributed in aggregate $250,000 or less in seed money to the Fund. The Funds are therefore not subject to the excise tax.


Section 817(h) Diversification Requirements


   Each Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Funds) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of Subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.


   The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

           . no more than 55% of a Fund's total assets may be represented by any one investment
           .  no more than 70% by any two investments
           .  no more than 80% by any three investments
           .  no more than 90% by any four investments

   Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements


   If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Fund fails to comply with the diversification (or other) requirements of Section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Funds' investment advisers and subadvisers and each Fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser and subadvisers might otherwise select.

Capital Loss Carryforwards


   As of [December 31, 2008], the following Funds have capital loss "carryforwards" as indicated below. To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized capital gains in future years.


                                                  Expiration
                                                    Dates:
                   Fund                 Amount   December 31,
                   ----               ---------- ------------
                   Income Fund....... $1,055,894     2013
                                      $1,322,182     2014
                                      $1,315,125     2015
                   Money Market Fund. $   63,869     2010

Investments in Foreign Securities

   Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund's assets to be invested within various countries is not now known. The Company intends that each Fund will operate so as to qualify for applicable treaty-reduced rates of tax.

   If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

   Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

   Each Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

   A Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company, the Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of each Fund and seeks to make the appropriate entries in each Fund's books and records when the Fund acquires any option, futures contract or hedged investment.

   The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

   Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

                                 Capital Stock


   The Company was incorporated in the Commonwealth of Virginia on May 14, 1984. The authorized capital stock of the Company consists of 11,700,300,000 shares of capital stock, par value one cent ($0.01) per share.


   Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets allocated to the shares attributable to such Fund remaining after satisfaction of outstanding liabilities. The shares of each Fund are fully paid and non-assessable and have no preemptive or conversion rights.

Multiple Class Plan

   The Company has adopted a Multiple Class Plan (the "Multiple Class Plan") under Rule 18f-3 of the 1940 Act, pursuant to which the Company may offer Class 1 and Class 4 shares of the following Funds: U.S. Equity Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Income Fund, High Yield Fund and Real Estate Securities Fund. The Company may also offer the following classes of shares of the Total Return Fund: Class 1, Class 2, Class 3 and Class 4.

Each Fund other than S&P 500 Index Fund, Europe Equity Fund, Total Return Fund and Money Market Fund:

   Class 1 shares are offered without the imposition of any front-end sales charges or deferred sales charge and do not bear any asset-based class expenses for sales services and investor services. Class 4 shares are offered without the imposition of any front-end sales charge or deferred sales charge but with a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act that provides for expenses for sales and investor services at the annual rate of 0.45% of the average daily net assets of each Fund attributable to the Class 4 shares.

Total Return Fund:


   Class 1, Class 2 and Class 3 shares are offered with an investor service plan that provides for an investor service expense at an annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares. Class 1, Class 2, Class 3 and Class 4 shares are each offered without the imposition of any front-end sales charges or deferred sales charge but with a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Class 2, Class 3 and Class 4 Distribution and Service Plans provide for expenses for sales and investor services at the annual rate of 0.05%, 0.25% and 0.45%, respectively, of the average daily net assets of the Total Return Fund attributable to Class 2, Class 3 and Class 4 shares.

All Applicable Funds:

   Each of these Classes represents an equal fractional undivided interest in the same portfolio of securities held by a Fund. Dividends are calculated in the same manner for each Class and are declared and paid on all Classes on the same days and at the same times. In addition, each Class also shares in the expenses of a Fund, except with respect to those expenses that are specific to a particular Class. Furthermore, each of these Classes has equal voting rights, except that each Class has exclusive voting rights with respect to matters that exclusively affect such Class.

                            Principal Stockholders


   Genworth Life and Annuity Insurance Company ("Genworth Life and Annuity") (previously, GE Life and Annuity Assurance Company) and its Accounts, Genworth Life Insurance Company of New York (previously, Life of New York) and its Accounts, Genworth Life Insurance Company (previously, Life of Virginia) and its Accounts, Standard Insurance Company and its Accounts, and PacLife and its Accounts, are the only shareholders of record. As of [March 31, 2009,] there were no contract owners who beneficially owned a 5% or greater voting interest in any Fund. As of [March 31, 2009] officers and directors of the Company together beneficially owned (i.e., as owners of variable annuity or variable life insurance contracts) less than 1% of any Fund.

                    Fund History and Additional Information

General Information

   The Company is an open-end management investment company incorporated under the laws of the Commonwealth of Virginia on May 14, 1984. The Company consists of thirteen separate investment portfolios (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. The Company issues a separate class of capital stock for each Fund representing fractional undivided interests in that Fund. An investor, by investing in a Fund, becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor shares pro-rata in any losses of that Fund.


   Pursuant to investment advisory agreements and subject to the authority of the Company's Board, GEAM serves as the Company's investment adviser and administrator and conducts the business and affairs of the Company. GEAM has engaged SSgA FM as the investment sub-adviser to provide day-to-day portfolio management to the S&P 500 Index Fund; has engaged Urdang as the investment sub-adviser to provide day-to-day portfolio management to the Real Estate Securities Fund and a portion of the assets of the Total Return Fund; and has engaged Palisade to provide day-to-day portfolio management to the Small-Cap Equity Fund. (As used herein, "Adviser" shall refer to GEAM and, where applicable, either SSgA FM, Urdang, or Palisade in their respective roles.)


   The Company currently offers each class of its capital stock to separate accounts (the "Accounts") of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued by such life insurers through the Accounts. Certain of these life insurance companies may be affiliates of the Company or GEAM.

   The Company does not offer its stock directly to the general public. As of the date of this SAI, each Account (with one exception) is registered as an investment company with the SEC and a separate prospectus describing each such Account and variable contract being offered through that Account will accompany the Prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The one Account that is not registered as an investment company with the SEC has a separate disclosure document (rather than a prospectus) describing the Account and the variable contracts being offered through that Account which will accompany the Prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

Prior History

   On May 1, 1993, pursuant to shareholder approval obtained on April 20, 1993, the name and the investment objectives, policies and fundamental restrictions of the S&P 500 Index Fund (prior to that time, the Common Stock Portfolio) was changed. The investment objective of the Common Stock Portfolio was intermediate and long-term growth of capital, with reasonable income a consideration. The Common Stock Portfolio sought to achieve this objective by investing principally in common stocks and securities convertible into or with rights to purchase common stocks. From May 1, 1993 until April 30, 1997, the S&P 500 Index Fund was called the Common Stock Index Portfolio. On May 1, 1997, it changed its name (but not its investment objectives) to the S&P 500 Index Fund.

Voting Rights


   All shares of capital stock have equal voting rights, except that only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. Similarly, only shares representing interests in a particular class of a Fund will be entitled to vote on matters affecting only that class. The shares do not have cumulative voting rights. Accordingly, owners of variable annuity or variable life insurance contracts having voting interests in more than 50% of the shares of the Company voting for the election of directors could elect all of the directors of the Company if they choose to do so, and in such event, contract owners having voting interests in the remaining shares would not be able to elect any directors. Genworth Life and Annuity, Standard Insurance Company, PacLife and General Electric Capital (directly or through the Accounts) currently own all shares of the Company. Genworth Life and Annuity, Standard Insurance Company, PacLife and General Electric Capital will vote all shares of the Company (or a Fund) as described in the prospectus.


Counsel

   Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404 serves as counsel for the Company.

Independent Registered Public Accountants

   KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent registered public accountants of the Company.

                             Financial Statements


   The Annual Report dated December 31, 2008, and Semi-Annual Report dated
June 30, 2008, which either accompany this SAI or have previously been provided to the person to whom this SAI is being sent, are incorporated herein by reference with respect to all information other than the information set forth in the Letters to Shareholders included in the Annual Report and Semi-Annual Report. The Company will furnish, without charge, a copy of the Annual Report and Semi-Annual Report, upon request to the Company at P.O. Box 120031, Stamford, CT 06905-4331, (800) 242-0134.

                       APPENDIX - DESCRIPTION OF RATINGS

Commercial Paper Ratings

   The rating A-1 (and any sub-categories and gradations thereof indicating relative standing) is the highestcommercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

   The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance;
(d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Short-term obligations, including commercial paper, rated A-1+ by ICA Limited or its affiliate ICA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

   Fitch Investors Services, Inc. employs the rating F-1 (and any sub-categories and gradations thereof indicating relative standing) to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1 categories.

   Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

Description of S&P Corporate Bond Ratings

   AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

   AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

   A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

   BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody's Corporate Bond Ratings

   Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

   A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

   Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

   AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

   General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

   Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

   AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

   A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

   General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

   Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

   BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

   General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

   Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

   BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

   C -- The rating C is reserved for income bonds on which no interest is being paid.

   D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

   S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

   Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

   Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

   A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

   B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

   Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                    PART C

                               OTHER INFORMATION

Item 22. Exhibits

Exhibit No. Description of Exhibit


       (a)Amended and Restated Articles of Incorporation of GE Investments Funds, Inc. dated June 11, 2008, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.


       (b)Amended and Restated By-Laws of Life of Virginia Series Fund, Inc., dated March 8, 2001, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

(c)Inapplicable.


          (d)(1) Investment Advisory and Administration Agreement, dated May 1, 1997, between GE Investments Funds, Inc. and GE Investment Management Incorporated, incorporated herein by reference to post-effective amendment number 18 to this Form N-1A registration statement (File
       No. 2-91369), filed with the Commission on April 30, 1997.

          (d)(2) Investment Advisory and Administration Agreement, dated September 15, 2008, between GE Investments Funds, Inc., on behalf of Emerging Markets Equity Fund and GE Asset Management Incorporated, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (d)(3) Investment Advisory and Administration Agreement, dated September 15, 2008, between GE Investments Funds, Inc., on behalf of High Yield Fund and GE Asset Management Incorporated, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.


          (d)(4) Sub-Advisory Agreement, dated April 1, 2006 between GE Asset Management Incorporated and Urdang Securities Management, Inc., incorporated by reference to post-effective amendment number 37 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2006.

          (d)(5) Form of Sub-Advisory Agreement, dated May 1, 2001, between GE Asset Management Incorporated and SSgA Funds Management, Inc.

          (d)(6) Sub-Advisory Agreement, dated March 16, 2000, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C.


          (d)(7) First Amended and Restated Sub-Advisory Agreement dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, LLC, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (d)(8) Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (d)(9) Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Capital, LP, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (d)(10) Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (d)(11) Amendment Number 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Investments Funds, Inc., on behalf of the Small-Cap Equity Fund, and GE Asset Management Incorporated, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File
       No. 2-91369), filed with the Commission on September 4, 2008


          (d)(12) Amendment Number 1 to Investment Advisory and Administration Agreement, dated May 1, 2006, between GE Investments Funds, Inc. and GE Asset Management Incorporated (formerly GE Investment Management Incorporated), incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.


          (d)(13) Amendment Number 1 to Investment Advisory and Administration Agreement dated May 1, 2009, between GE Asset Management and Registrant, on behalf of Total Return Fund, to be filed by amendment.

          (d)(14) Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, the Registrant, on behalf of the Total Return Fund, and Urdang Securities Management, Inc., to be filed by amendment.


          (e)(1) Distribution Agreement, dated October 23, 1997, between GE Investments Funds, Inc. and GE Investment Services, Inc., incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

          (e)(2) Distribution Agreement for Total Return Fund dated May 1, 2006, between GE Investments Funds, Inc. and GE Investment Distributors, Inc., incorporated by reference to post-effective amendment number 37 to this Form N-1A (File No. 2-91369), filed with the Commission on
       April 27, 2006.


          (e)(3) Amended and Restated Distribution Agreement for all Funds (other than S&P 500 Index Fund and Money Market Fund) dated May 1, 2009, between GE Investment Funds, Inc. and GE Investment Distributors, Inc., to be filed by amendment.


(f)Inapplicable.

       (g)Custody Agreement dated May 1, 1997, between GE Investments Funds, Inc. and State Street Bank and Trust Company, incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

          (h)(1) Transfer Agency and Service Agreement, between GE Investments Funds, Inc. and PFPC, Inc., incorporated herein by reference to post-effective amendment number 32 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on February 25, 2005.

          (h)(2) Participation Agreement, dated May 1, 2006, between Registrant and Genworth Life and Annuity Insurance Company, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

          (h)(3) Participation Agreement, dated May 1, 2006, between Registrant (Total Return Fund) and Genworth Life and Annuity Insurance Company, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

          (h)(4) Investor Services Plan for Class 1 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

          (h)(5) Investor Services Agreement - Class 1 Shares of Total Return Fund dated August 2, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File
       No. 2-91369), filed with the Commission on April 26, 2007.

          (h)(6) Expense Limitation Agreement for Total Return Fund dated August 2, 2006 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

          (h)(7) Management Fee Waiver Agreement (for the International Equity
       Fund) dated March 12, 2008 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated by reference to post-effective amendment number 40 to this Form N-1A registration statement (File
       No. 2-91369), filed with the Commission on April 24, 2008.

          (h)(8) Expense Limitation Agreement for Emerging Markets Equity Fund and High Yield Fund dated June 11, 2008 between GE Asset Management and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (h)(9) Management Fee Waiver Agreement for the Total Return Fund dated May 1, 2009 between GE Asset Management Incorporated and GE Investments Funds, Inc., to be filed by amendment.

          (h)(10) Investor Services Plan for Class 2 Shares of Total Return Fund dated May 1, 2009, to be filed by amendment.

          (h)(11) Investor Services Plan for Class 3 Shares of Total Return Fund dated May 1, 2009, to be filed by amendment.

          (h)(12) Form of Investor Services Agreement - Class 2 Shares of Total Return Fund, to be filed by amendment.

          (h)(13) Form of Investor Services Agreement - Class 3 Shares of Total Return Fund, to be filed by amendment.


          (i)(1) Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Value Equity Fund, Income Fund, Global Income Fund, U.S. Equity Fund and Premier Growth Equity Fund, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

          (i)(2) Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Value Equity Fund, Small Cap Value Equity Fund, Europe Equity Fund and Emerging Markets Fund incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 28, 2000.


          (i)(3) Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Emerging Markets Equity Fund and High Yield Fund, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (j)(1) Consent of Sutherland Asbill & Brennan LLP, to be filed by amendment.

(j)(2) Consent of KPMG LLP, to be filed by amendment.


(k)Inapplicable.

(l)Inapplicable.

          (m)(1) Distribution and Service Plan for Class 2 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

          (m)(2) Distribution and Service Plan for Class 3 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

          (m)(3) Distribution and Service Plan for Class 4 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.


          (m)(4) Shareholder Servicing and Distribution Plan for Class 4 shares of all Funds except Total Return Fund, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (m)(5) Shareholder Servicing and Distribution Agreement, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (m)(6) Distribution and Service Plan for Class 1 Shares of Total Return Fund dated May 1, 2009, to be filed by amendment.

          (m)(7) Amended and Restated Distribution and Service Plan for Class 2 Shares of the Total Return Fund dated May 1, 2009, to be filed by amendment.

          (m)(8) Amended and Restated Distribution and Service Plan for Class 3 Shares of the Total Return Fund dated May 1, 2009, to be filed by amendment.

          (n)(1) Amended and Restated Multiple Class Plan for GE Investments Funds, Inc. pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (n)(2) Second Amended and Restated Multiple Class Plan for GE Investment Funds, Inc. Pursuant to Rule 18f-3 3 under the Investment Company Act of 1940, to be filed by amendment.


          (p)(1) Code of Ethics for GE Investments Funds, Inc. incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File
       No. 333-29337), filed with the Commission on April 25, 2000.

          (p)(2) Code of Ethics for GE Asset Management Incorporated and for GE Investment Distributors, Inc. Incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

          (p)(3) Code of Ethics of SSgA Funds Management, Inc. ("SSgA FM"), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

          (p)(4) Code of Ethics of Palisade Capital Management, L.L.C. ("Palisade"), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

          (p)(5) Code of Ethics of Urdang Securities Management, Inc. ("Urdang"), incorporated by reference to post-effective amendment number 37 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2006.


          (p)(6) Code of Ethics of Champlain Investment Partners, LLC ("Champlain"), incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (p)(7) Code of Ethics of GlobeFlex Partners, LP ("GlobeFlex"), incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

          (p)(8) Code of Ethics of SouthernSun Asset Management, Inc. ("SouthernSun"), incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.


       (q)Powers of attorney dated January 30, 2006, incorporated herein by reference to post-effective amendment number 35 to the Form N-1A registration statement for GE Institutional Funds (File
          No. 333-29337), filed with the Commission on January 30, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant

The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company ("GE"), is incorporated herein by reference to Exhibit 21, "Subsidiaries of Registrant," of the Form 10-K filed by GE pursuant to
Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 2008 (the "Form 10-K"). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption "GEC Segments."

Item 25. Indemnification

Under Section 13.1-697.A of the Virginia Stock Corporation Act, with respect to any threatened, pending or completed proceeding against a present or former director, officer, employee or agent ("corporate representative") of the registrant, except a proceeding brought by or on the behalf of the registrant, the registrant may indemnify the corporate representative against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such proceedings, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the registrant; and (ii) with respect to any criminal action or proceeding, he had no reasonable cause to believe his conduct was unlawful. The registrant is also authorized under Section 13.1-3.1(b) of the Virginia Stock Corporation Act to indemnify a corporate representative under certain circumstances against expenses incurred in connection with any threatened, pending, or completed proceeding brought by or in the right of the registrant.

The Articles of Incorporation of the Fund (Exhibit 1.(a) to this Registration Statement) provide that the Fund may indemnify its corporate representatives, in a manner that is consistent with the laws of the Commonwealth of Virginia. The Articles preclude indemnification for "disabling conduct"" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification shall be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Reference is made to "About the Investment Adviser" in the Prospectus forming Part A, and "Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.


GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:



Name                                           Capacity With Advisor          Business Name and Address
----                                   -------------------------------------  -------------------------

James W. Ireland III..................                                           3001 Summer Street
                                                   President, CEO & Director           Stamford, CT

Dan Colao.............................       Executive Vice President, Chief     3001 Summer Street
                                                           Financial Officer           Stamford, CT

Paul M. Colonna.......................                                           3001 Summer Street
                                        President - Fixed Income Investments           Stamford, CT

Michael J. Cosgrove...................    President & CEO - Mutual Funds and     3001 Summer Street
                                                       Intermediary Business           Stamford, CT

Matthew J. Simpson....................     Executive Vice President, General     3001 Summer Street
                                                       Counsel and Secretary           Stamford, CT

Ralph R. Layman.......................      President - International Equity     3001 Summer Street
                                                                 Investments           Stamford, CT

Kathryn D. Karlic.....................   President - Institutional Sales and     3001 Summer Street
                                                                   Marketing           Stamford, CT

Donald W. Torey.......................                                           3001 Summer Street
                                         President - Alternative Investments           Stamford, CT

Judith A. Studer......................                                           3001 Summer Street
                                         President - U.S. Equity Investments           Stamford, CT

John J. Walker........................       Executive Vice President, Chief     3001 Summer Street
                                                           Operating Officer           Stamford, CT

David Wiederecht......................                                           3001 Summer Street
                                           President - Investment Strategies           Stamford, CT

SSgA FM serves as sub-adviser to the S&P 500 Index Fund. SSgA FM manages registered investment company accounts. The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA FM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name                                           Capacity With Advisor                Business Name and Address
----                                   -------------------------------------  --------------------------------------

James E. Ross.........................                                           Two International Place, Boston, MA
                                                                              Principal, State Street Bank and Trust
                                                        President & Director                     Company, Boston, MA

Thomas P. Kelly.......................                                           Two International Place, Boston, MA
                                                                              Principal, State Street Bank and Trust
                                                                   Treasurer                     Company, Boston, MA

Mark J. Duggan........................                                           Two International Place, Boston, MA
                                                                              Principal, State Street Bank and Trust
                                                         Chief Legal Officer                     Company, Boston, MA

Peter A. Ambrosini....................                                           Two International Place, Boston, MA
                                          Chief Compliance & Risk Management  Principal, State Street Bank and Trust
                                                                     Officer                     Company, Boston, MA

Peter Leahy...........................                                           Two International Place, Boston, MA
                                                                              Executive Vice President, State Street
                                                                    Director      Bank and Trust Company, Boston, MA

Mitchell H. Shames....................                                           Two International Place, Boston, MA
                                                                              Principal, State Street Bank and Trust
                                                                    Director                     Company, Boston, MA

Palisade serves as sub-adviser to the Small-Cap Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name                                           Capacity With Advisor             Business Name and Address
----                                   -------------------------------------  -------------------------------

Martin L. Berman......................                                        Palisade Capital Management LLC
                                                                    Chairman                     Fort Lee, NJ

Steven E. Berman......................                                        Palisade Capital Management LLC
                                                               Vice Chairman                     Fort Lee, NJ

Jack Feiler...........................                                        Palisade Capital Management LLC
                                                              President, CIO                     Fort Lee, NJ

Jeffrey D. Serkes.....................                                        Palisade Capital Management LLC
                                                                         COO                     Fort Lee, NJ

Dennison T. Veru......................                                        Palisade Capital Management LLC
                                                    Executive Vice President                     Fort Lee, NJ

Brian K. Fern.........................                                        Palisade Capital Management LLC
                                                                         CFO                     Fort Lee, NJ

Bradley R. Goldman....................                                        Palisade Capital Management LLC
                                                     General Counsel and CCO                     Fort Lee, NJ

Champlain Investment Partners, LLC serves as sub-adviser to the Small-Cap Equity Fund. Champlain was formed in 2004 to focus on managing core small and mid-cap strategies. The business, profession, vocation or employment of a substantial nature which each director or officer of Champlain is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name                                           Capacity With Advisor              Business Name and Address
----                                   -------------------------------------  ----------------------------------

Scott T. Brayman......................                                        Champlain Investment Partners, LLC
                                                    Managing Partner and CIO                      Burlington, VT

Daniel Butler.........................                                        Champlain Investment Partners, LLC
                                                             Analyst/Partner                      Burlington, VT

Van Harissis..........................                                        Champlain Investment Partners, LLC
                                                             Analyst/Partner                      Burlington, VT

Deborah R. Healey.....................                                        Champlain Investment Partners, LLC
                                                              Trader/Partner                      Burlington, VT

Mary E. Michel........................                                        Champlain Investment Partners, LLC
                                       Director Consultant Relations/Partner                      Burlington, VT

Wendy K. Nunez........................            Director of Compliance and  Champlain Investment Partners, LLC
                                                          Operations/Partner                      Burlington, VT

Judith W. O'Connell...................                                        Champlain Investment Partners, LLC
                                                Managing Partner/CCO and CCO                      Burlington, VT

David M. O/Neal.......................                                        Champlain Investment Partners, LLC
                                                             Analyst/Partner                      Burlington, VT

GlobeFlex Partners, LP serves as sub-adviser to the Small-Cap Equity Fund. GlobeFlex was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. The business, profession, vocation or employment of a substantial nature which each director or officer of GlobeFlex is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name                                           Capacity With Advisor          Business Name and Address
----                                   -------------------------------------- -------------------------

Robert J. Anslow, Jr..................                                         GlobeFlex Partners, LP
                                                     Managing Partner and CIO           San Diego, CA

Andrew Mark...........................                      Partner/Portfolio  GlobeFlex Partners, LP
                                                  Management/Research/Trading           San Diego, CA

Cherrie St. Germain...................                                         GlobeFlex Partners, LP
                                       Partner, Portfolio Management/Research           San Diego, CA

Jennifer O'Connell....................                                         GlobeFlex Partners, LP
                                                                 Partner, CFO           San Diego, CA

Medy Papa.............................          Partner, Executive Advisor to  GlobeFlex Partners, LP
                                                        Investment Operations           San Diego, CA

Marina Marrelli.......................          Managing Partner, CEO, Client  GlobeFlex Partners, LP
                                                Services & Marketing Director           San Diego, CA

Laima M. Tumas........................                                         GlobeFlex Partners, LP
                                        CCO, Operations Technology Specialist           San Diego, CA

Noah D. Bretz.........................                                         GlobeFlex Partners, LP
                                          Partner, Client Service & Marketing           San Diego, CA

SouthernSun Asset Management, Inc. serves as sub-adviser to the Small-Cap Equity Fund. SouthernSun was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. The business, profession, vocation or employment of a substantial nature which each director or officer of SouthernSun is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows

Name                                           Capacity With Advisor              Business Name and Address
----                                   -------------------------------------  ----------------------------------

Michael W. Cook.......................                                        SouthernSun Asset Management, Inc.
                                                                     CEO/CIO                         Memphis, TN

Andrew Taylor.........................                                        SouthernSun Asset Management, Inc.
                                                                   President                         Memphis, TN

David A. Stevens......................      Director of Portfolio Admin. And  SouthernSun Asset Management, Inc.
                                                                     Trading                         Memphis, TN

William P. Halliday...................                                        SouthernSun Asset Management, Inc.
                                                      COO/Compliance Officer                         Memphis, TN

Earl W. Powell........................                                        SouthernSun Asset Management, Inc.
                                                                    Director                         Memphis, TN

Mark Dimitrijevic.....................                                        SouthernSun Asset Management, Inc.
                                                                    Director                         Memphis, TN

Davie Gershman........................                                        SouthernSun Asset Management, Inc.
                                                                    Director                         Memphis, TN


Urdang Securities Management, Inc. ("Urdang") serves as sub-adviser to the Real Estate Securites Fund and Total Return Fund. Urdang is a wholly owned subsidiary of Urdang Capital Management, Inc. ("Urdang Capital"). All outstanding shares of Urdang Capital are owned by active employees of Urdang Capital. The business, profession, vocation or employment of a substantial nature which each director or officer of Urdang is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


Name                                           Capacity With Advisor               Business Name and Address
----                                   -------------------------------------  -----------------------------------

Scott Urdang..........................    Chairman, Chief Executive Officer,  630 West Germantown Pike, Suite 300
                                                           and Sole Director           Plymouth Meeting, PA 19462

Richard Ferst.........................                                        630 West Germantown Pike, Suite 300
                                       President and Chief Operating Officer           Plymouth Meeting, PA 19462

Todd Briddell.........................        Managing Director, Real Estate  630 West Germantown Pike, Suite 300
                                                                  Securities           Plymouth Meeting, PA 19462

Dean Frankel..........................        Portfolio Manager, Real Estate  630 West Germantown Pike, Suite 300
                                                                  Securities           Plymouth Meeting, PA 19462

Vincent Sanfilippo....................                                        630 West Germantown Pike, Suite 300
                                                    Chief Investment Officer           Plymouth Meeting, PA 19462

David Blum............................        Managing Director, Information  630 West Germantown Pike, Suite 300
                                                                  Management           Plymouth Meeting, PA 19462

Scott Coopchik........................                                        630 West Germantown Pike, Suite 300
                                                      Director, Acquisitions           Plymouth Meeting, PA 19462

Mark Greco............................                                        630 West Germantown Pike, Suite 300
                                                  Director, Asset Management           Plymouth Meeting, PA 19462

Item 27. Principal Underwriters

      (a) GE Investment Distributors, Inc. ("GEID") also serves as distributor for the investment portfolios of GE Institutional Funds, GE Funds, GE LifeStyle Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

      (b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)Inapplicable.

Item 28. Location of Accounts and Records

      All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 3001 Summer Street, Stamford, Connecticut 06905; 3001 Summer Street, Stamford, Connecticut, 06905; State Street, Registrant's custodian, located at One Lincoln Street, Boston, Massachusetts 02111; and Registrant's transfer agent PNC Global Investment Servicing, located at 101 Sabin Street, Pawtucket, RI 02860.

Item 29. Management Services

      Inapplicable.

Item 30. Undertakings

      Inapplicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 27th day of February, 2009.


By: /s/ Michael J. Cosgrove

Michael J. Cosgrove

President and Chairman of the Board

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Date                                                 Signature                      Title
----                                   -------------------------------------  -----------------

/s/ Michael J. Cosgrove...............        President (Principal Executive

                                                       Officer) and Director  February 27, 2009

Michael J. Cosgrove...................

/s/ John R. Costantino................

                                                                    Director  February 27, 2009

John R. Costantino*...................

/s/ William J. Lucas..................

                                                                    Director  February 27, 2009

William J. Lucas*.....................

/s/ Robert P. Quinn...................

                                                                    Director  February 27, 2009

Robert P. Quinn*......................

/s/ Matthew J. Simpson................

                                                                    Director  February 27, 2009

Matthew J. Simpson....................

/s/ Scott Rhodes......................        Treasurer (Principal Financial

                                                                    Officer)  February 27, 2009

Scott Rhodes..........................


/s/ Jeanne M. La Porta

Jeanne M. La Porta

* Signature affixed by Jeanne M. La Porta pursuant to a power of attorney dated January 26, 2006.